Vanguard® Total International Stock Index Fund
Schedule of Investments (unaudited)
As of July 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (98.5%)
Argentina (0.0%)
*	Ternium Argentina SA	390	—
Australia (4.7%)
	Commonwealth Bank of Australia	22,615,948	1,657,931
	BHP Group Ltd.	37,550,814	1,474,952
	CSL Ltd.	5,795,010	1,233,704
	Westpac Banking Corp.	46,781,675	840,313
	National Australia Bank Ltd.	42,081,482	802,483
	Australia & New Zealand Banking Group Ltd.	36,278,851	738,586
	Wesfarmers Ltd.	14,400,865	649,287
	Macquarie Group Ltd.	4,168,479	481,328
	Rio Tinto Ltd.	4,737,519	464,324
	Woolworths Group Ltd.	16,141,983	461,761
	Goodman Group	23,204,219	385,936
	Fortescue Metals Group Ltd.	20,263,738	370,271
	Transurban Group	34,810,325	367,172
	Aristocrat Leisure Ltd.	8,139,075	249,423
	Amcor plc	19,711,426	228,656
	Coles Group Ltd.	16,156,827	207,931
*	Afterpay Ltd.	2,845,610	202,273
	Newcrest Mining Ltd.	10,363,459	200,300
	Woodside Petroleum Ltd.	12,273,147	197,155
	James Hardie Industries plc	5,697,877	192,238
	Sonic Healthcare Ltd.	6,111,143	180,562
*	Xero Ltd.	1,591,180	165,089
	Brambles Ltd.	18,548,333	158,805
	QBE Insurance Group Ltd.	18,846,696	151,036
	Cochlear Ltd.	820,601	148,462
	Telstra Corp. Ltd.	52,978,357	147,567
	ASX Ltd.	2,492,699	141,210
	Suncorp Group Ltd.	16,477,225	139,939
	South32 Ltd.	60,561,323	132,708
	Scentre Group	67,387,975	128,660
	BlueScope Steel Ltd.	6,432,271	114,066
	Insurance Australia Group Ltd.	31,669,827	112,939
	Dexus	14,914,414	112,664
	Mirvac Group	52,663,829	110,536
	Northern Star Resources Ltd.	14,522,733	108,211
	Santos Ltd.	22,684,168	107,044
	Ramsay Health Care Ltd.	2,257,820	106,781
	APA Group	15,147,341	106,289

		Shares	Market Value ($000)
	Stockland	31,394,146	101,532
	Tabcorp Holdings Ltd.	26,477,268	96,645
*	Sydney Airport	16,714,275	96,177
	SEEK Ltd.	4,437,733	95,997
	GPT Group	26,078,319	89,415
	Medibank Pvt Ltd.	35,407,484	86,355
	Mineral Resources Ltd.	1,794,071	83,010
	Treasury Wine Estates Ltd.	9,204,373	80,738
	Computershare Ltd.	6,897,483	79,305
	Lendlease Corp. Ltd.	8,705,394	78,138
*	Endeavour Group Ltd.	15,927,576	77,494
	REA Group Ltd.	644,956	76,830
	Oil Search Ltd.	26,430,988	73,874
	Charter Hall Group	6,162,479	73,641
	OZ Minerals Ltd.	4,156,835	70,474
	Origin Energy Ltd.	22,352,255	67,531
	Domino's Pizza Enterprises Ltd.	770,913	66,330
	Evolution Mining Ltd.	21,761,915	66,184
	Aurizon Holdings Ltd.	22,700,526	64,422
	Ampol Ltd.	3,075,326	64,023
	Magellan Financial Group Ltd.	1,760,977	63,535
*	Lynas Rare Earths Ltd.	11,481,356	62,057
	ALS Ltd.	6,296,622	59,134
	Reece Ltd.	3,408,316	59,127
	Vicinity Centres	50,221,106	57,387
	Atlas Arteria Ltd.	12,205,637	56,388
	Bank of Queensland Ltd.	8,248,263	54,672
	IGO Ltd.	7,975,725	54,418
*	NEXTDC Ltd.	5,720,825	53,776
*,1	Boral Ltd.	10,133,958	53,560
	Bendigo & Adelaide Bank Ltd.	7,027,101	53,345
	JB Hi-Fi Ltd.	1,449,809	51,198
	carsales.com Ltd.	3,019,090	48,683
	Incitec Pivot Ltd.	24,673,244	48,637
	Ansell Ltd.	1,678,747	48,540
	Orica Ltd.	5,241,720	47,808
*	Virgin Money UK plc	15,683,998	43,547
	AGL Energy Ltd.	7,998,085	42,355
*,2	Pilbara Minerals Ltd.	32,517,733	42,312
	Reliance Worldwide Corp. Ltd.	10,241,872	41,835
	Breville Group Ltd.	1,742,359	41,421
	Alumina Ltd.	33,032,911	40,509
	Iluka Resources Ltd.	5,549,583	40,456
	Qube Holdings Ltd.	18,661,920	40,215
[1]	Metcash Ltd.	12,961,458	38,372
	Nine Entertainment Co. Holdings Ltd.	18,757,449	38,247
	Steadfast Group Ltd.	11,437,198	37,421
	IDP Education Ltd.	1,793,470	37,163
	Downer EDI Ltd.	9,169,579	35,674
	Challenger Ltd.	8,384,827	35,094
	Altium Ltd.	1,400,419	34,976
	AMP Ltd.	44,183,518	33,848
	Worley Ltd.	4,105,882	33,715
	Cleanaway Waste Management Ltd.	17,773,622	33,307
	AusNet Services Ltd.	24,546,700	32,828
	Harvey Norman Holdings Ltd.	7,800,019	32,576
	Orora Ltd.	12,252,109	32,472
*	Champion Iron Ltd.	5,757,112	32,170

		Shares	Market Value ($000)
	nib holdings Ltd.	6,069,657	32,007
*	Qantas Airways Ltd.	9,347,100	31,509
	Seven Group Holdings Ltd.	1,806,754	30,987
	ARB Corp. Ltd.	873,821	30,058
	Eagers Automotive Ltd.	2,537,026	29,628
[1]	Washington H Soul Pattinson & Co. Ltd.	1,188,269	28,609
*	Crown Resorts Ltd.	4,466,112	28,335
*,1	Zip Co. Ltd.	5,783,460	28,231
	Healius Ltd.	7,778,703	27,907
*	Star Entertainment Grp Ltd.	10,788,004	27,190
	Sims Ltd.	2,215,215	26,780
	CSR Ltd.	6,492,303	26,632
	Bapcor Ltd.	4,410,168	26,521
	IRESS Ltd.	2,471,571	25,650
	Charter Hall Long Wale REIT	6,973,786	25,183
	IOOF Holdings Ltd.	8,092,955	24,892
	Pro Medicus Ltd.	573,307	24,507
	Shopping Centres Australasia Property Group	13,495,330	24,356
	WiseTech Global Ltd.	1,072,264	24,322
	Link Administration Holdings Ltd.	6,801,481	24,266
*	Orocobre Ltd.	3,786,835	22,910
*	Corporate Travel Management Ltd.	1,408,701	22,489
	Premier Investments Ltd.	1,133,125	22,431
	Pendal Group Ltd.	3,691,173	21,912
	National Storage REIT	13,828,711	21,704
	Super Retail Group Ltd.	2,223,892	21,693
	TPG Telecom Ltd.	4,698,692	21,439
*,1	Uniti Group Ltd.	8,354,069	21,436
*	Megaport Ltd.	1,724,775	21,105
*	Galaxy Resources Ltd.	6,150,096	21,063
*	Chalice Mining Ltd.	3,867,560	20,581
	Perpetual Ltd.	732,677	20,249
	Beach Energy Ltd.	22,656,112	19,929
*	Perseus Mining Ltd.	16,039,656	19,602
	BWP Trust	6,488,329	19,600
*,1	Flight Centre Travel Group Ltd.	1,762,312	19,490
	Deterra Royalties Ltd.	5,621,243	19,311
	Codan Ltd.	1,549,085	19,213
	Waypoint REIT	9,885,139	19,104
[1]	CIMIC Group Ltd.	1,219,807	18,496
[3]	Viva Energy Group Ltd.	11,959,673	18,138
*	Whitehaven Coal Ltd.	11,059,036	18,024
	Elders Ltd.	2,132,145	17,743
	Ingenia Communities Group	4,071,315	17,378
*,1	Webjet Ltd.	4,613,592	16,941
	Centuria Industrial REIT	5,836,804	16,415
	Adbri Ltd.	6,021,540	15,684
*,1,2	PointsBet Holdings Ltd.	1,876,801	15,605
	Regis Resources Ltd.	8,240,291	15,532
	Cromwell Property Group	24,123,163	15,509
	Bega Cheese Ltd.	4,048,795	15,346
	Charter Hall Retail REIT	5,606,138	15,286
[2]	Bingo Industries Ltd.	6,226,503	15,230
[1]	InvoCare Ltd.	1,913,788	15,063
	Centuria Capital Group	6,963,557	14,939
	Credit Corp. Group Ltd.	702,528	14,462
	Technology One Ltd.	2,041,151	14,187

		Shares	Market Value ($000)
*,1	De Grey Mining Ltd.	15,443,352	14,182
	Brickworks Ltd.	782,871	13,971
	Costa Group Holdings Ltd.	5,916,493	13,965
*,1	Temple & Webster Group Ltd.	1,587,209	13,937
	IPH Ltd.	2,273,473	13,520
*	Nufarm Ltd.	4,249,595	13,479
	Netwealth Group Ltd.	1,150,582	13,299
	Abacus Property Group	5,603,002	13,058
	Nickel Mines Ltd.	15,975,340	12,890
*,1	PolyNovo Ltd.	7,738,660	12,848
	Ramelius Resources Ltd.	10,286,541	12,751
*	Domain Holdings Australia Ltd.	3,493,675	12,527
	Platinum Asset Management Ltd.	4,113,653	12,394
*	Nanosonics Ltd.	3,152,669	12,340
*	Silver Lake Resources Ltd.	10,817,045	12,090
	St. Barbara Ltd.	9,326,754	12,075
	AUB Group Ltd.	711,833	12,049
	GrainCorp Ltd. Class A	3,121,121	12,029
	Sandfire Resources Ltd.	2,370,790	12,000
	Collins Foods Ltd.	1,447,205	11,750
	Appen Ltd.	1,402,057	11,748
[1]	Clinuvel Pharmaceuticals Ltd.	572,467	11,724
	United Malt Grp Ltd.	3,521,129	11,649
	Aventus Group	4,892,165	11,262
	HUB24 Ltd.	626,658	11,082
*,1	Tyro Payments Ltd.	4,245,158	10,814
	Gold Road Resources Ltd.	10,944,009	10,563
*,1	Mesoblast Ltd.	7,489,090	10,421
	SeaLink Travel Group Ltd.	1,506,792	10,294
	Arena REIT	3,795,161	9,858
*	EML Payments Ltd.	3,704,935	9,719
	Growthpoint Properties Australia Ltd.	3,320,281	9,598
[1]	Blackmores Ltd.	174,637	9,335
	Monadelphous Group Ltd.	1,168,327	9,274
	Rural Funds Group	4,837,112	9,104
	GUD Holdings Ltd.	1,047,531	9,072
*,1	Piedmont Lithium Ltd.	16,740,849	8,993
	Hansen Technologies Ltd.	1,953,793	8,916
*	West African Resources Ltd.	11,369,129	8,744
*	EVENT Hospitality & Entertainment Ltd.	936,406	8,598
	Inghams Group Ltd.	2,989,565	8,347
*	Genworth Mortgage Insurance Australia Ltd.	5,460,666	8,169
	Select Harvests Ltd.	1,387,596	8,106
	Jumbo Interactive Ltd.	665,324	8,097
	Lifestyle Communities Ltd.	642,421	8,057
	GWA Group Ltd.	3,823,623	7,898
	Bravura Solutions Ltd.	3,147,480	7,853
*	Nearmap Ltd.	5,060,177	7,694
*,1	Telix Pharmaceuticals Ltd.	1,851,080	7,653
	Centuria Office REIT	4,189,543	7,582
	Lovisa Holdings Ltd.	647,247	7,490
[1]	Kogan.com Ltd.	972,690	7,448
	Western Areas Ltd.	3,851,347	7,401
	Accent Group Ltd.	3,677,407	7,383
	Tassal Group Ltd.	2,961,787	7,052
	NRW Holdings Ltd.	5,604,235	7,049
	Australian Ethical Investment Ltd.	1,161,970	6,998

		Shares	Market Value ($000)
	Omni Bridgeway Ltd.	2,739,554	6,953
*	oOh!media Ltd.	5,740,180	6,921
	Charter Hall Social Infrastructure REIT	2,639,991	6,690
*,1	Bellevue Gold Ltd.	9,164,654	6,644
	Data#3 Ltd.	1,937,625	6,641
	McMillan Shakespeare Ltd.	695,582	6,477
*,1,3	Coronado Global Resources Inc.	8,801,069	6,402
	Pact Group Holdings Ltd.	2,350,633	6,390
	Integral Diagnostics Ltd.	1,636,270	6,356
*	Eclipx Group Ltd.	3,606,963	6,241
	SmartGroup Corp. Ltd.	1,176,189	6,234
*	G8 Education Ltd.	8,743,313	6,233
	Pinnacle Investment Management Group Ltd.	638,773	6,181
	Austal Ltd.	3,838,872	6,097
	Perenti Global Ltd.	9,028,397	6,063
	Sigma Healthcare Ltd.	13,072,071	6,043
*,1	Redbubble Ltd.	2,502,022	5,965
*,1	Syrah Resources Ltd.	5,711,473	5,894
*	Resolute Mining Ltd.	14,802,173	5,835
	Imdex Ltd.	3,674,340	5,653
*	Australian Agricultural Co. Ltd.	5,481,396	5,614
*	Emeco Holdings Ltd.	6,362,373	5,586
*	Karoon Energy Ltd.	5,990,607	5,501
*,1	Australian Strategic Materials Ltd.	842,829	5,383
*	Westgold Resources Ltd.	4,170,348	5,351
*	City Chic Collective Ltd.	1,327,383	5,202
[1]	New Hope Corp. Ltd.	3,539,870	5,184
	Mount Gibson Iron Ltd.	8,084,238	5,116
	Hotel Property Investments	2,086,734	5,009
*	Estia Health Ltd.	2,775,323	4,811
	GDI Property Group	5,563,905	4,612
	Australian Pharmaceutical Industries Ltd.	4,443,334	4,600
	BWX Ltd.	1,244,259	4,561
	Senex Energy Ltd.	1,919,600	4,485
*,1	Electro Optic Systems Holdings Ltd.	1,457,671	4,418
*	Mayne Pharma Group Ltd.	18,687,668	4,400
*	Fineos Corp. Ltd.	1,613,490	4,387
*,1	Capricorn Metals Ltd.	2,698,831	4,300
*	Starpharma Holdings Ltd. Class A	4,092,058	4,156
*	Nuix Ltd.	2,261,127	4,134
*,1	Marley Spoon AG	2,478,083	3,989
	Baby Bunting Group Ltd.	890,894	3,763
*	Southern Cross Media Group Ltd.	2,588,582	3,712
*,1	Audinate Group Ltd.	506,196	3,698
*,1	Seven West Media Ltd.	10,635,100	3,664
	Jupiter Mines Ltd.	16,890,639	3,651
[1]	Virtus Health Ltd.	709,753	3,637
*,1	Humm Group Ltd.	5,286,874	3,633
	Cedar Woods Properties Ltd.	718,939	3,505
*,1	Carnarvon Petroleum Ltd.	17,444,990	3,393
	SG Fleet Group Ltd.	1,501,305	3,277
*	Myer Holdings Ltd.	8,960,458	3,258
[1]	Aurelia Metals Ltd.	11,683,296	3,158
*	Cooper Energy Ltd.	18,124,774	3,060
	Service Stream Ltd.	4,361,041	2,903
	Infomedia Ltd.	2,788,399	2,857
	Australian Finance Group Ltd.	1,446,041	2,755

		Shares	Market Value ($000)
*	Superloop Ltd.	4,265,570	2,748
*,1	Andromeda Metals Ltd.	23,405,861	2,676
*,1	Opthea Ltd.	2,894,967	2,657
*,1,2	Paradigm Biopharmaceuticals Ltd.	1,617,348	2,638
*,1	Alkane Resources Ltd.	3,058,633	2,577
	Regis Healthcare Ltd.	1,637,087	2,505
*	Japara Healthcare Ltd.	2,432,927	2,467
	Macmahon Holdings Ltd.	15,264,295	2,464
	OFX Group Ltd.	2,274,817	2,439
*,1	AMA Group Ltd.	5,644,886	2,032
	Oceania Healthcare Ltd.	1,813,106	1,882
	MACA Ltd.	2,841,894	1,868
*,1	Bubs Australia Ltd.	5,257,564	1,722
	Navigator Global Investments Ltd.	1,314,925	1,699
*,1	Dacian Gold Ltd.	8,808,929	1,609
	Newcrest Mining Ltd. ADR	73,277	1,415
	MyState Ltd.	361,062	1,312
*,1	New Century Resources Ltd.	8,623,278	1,294
	Vita Group Ltd.	1,468,087	1,087
*	Service Stream Ltd.	1,456,660	967
	APN Industria REIT	385,386	948
*,1,2	Liquefied Natural Gas Ltd.	7,928,704	250
*	Juno Minerals Ltd.	751,224	121
	Sims Ltd. ADR	57	1
			19,202,507
Austria (0.2%)
	Erste Group Bank AG	3,652,399	141,533
	OMV AG	1,824,444	98,509
	Verbund AG	849,641	78,371
	voestalpine AG	1,482,914	65,420
	Wienerberger AG	1,491,517	60,967
	ANDRITZ AG	913,778	50,308
*,3	BAWAG Group AG	758,058	43,065
	Raiffeisen Bank International AG	1,755,744	41,514
*	IMMOFINANZ AG	1,122,533	26,617
[1]	Oesterreichische Post AG	458,103	24,183
	CA Immobilien Anlagen AG	526,758	23,189
*	Lenzing AG	177,176	22,851
	Mayr Melnhof Karton AG	81,336	17,307
	S IMMO AG	714,959	17,042
*	Telekom Austria AG Class A	1,566,229	13,348
	UNIQA Insurance Group AG	1,534,874	13,156
	AT&S Austria Technologie & Systemtechnik AG	280,193	12,837
	Vienna Insurance Group AG Wiener Versicherung Gruppe	457,505	12,608
	Strabag SE	166,413	7,550
	EVN AG	294,449	7,129
*	Schoeller-Bleckmann Oilfield Equipment AG	162,696	5,934
*,1	DO & CO AG	72,311	5,907
	Palfinger AG	109,698	4,745
*	Flughafen Wien AG	101,520	3,370
*	Porr AG	119,662	2,336
	Agrana Beteiligungs AG	100,025	2,124
*,2	CA Immobilien Anlagen AG Rights Exp. 3/30/22	931,178	—
			801,920

		Shares	Market Value ($000)
Belgium (0.7%)
	Anheuser-Busch InBev SA/NV	10,660,382	672,800
	KBC Group NV	3,503,709	282,128
*	Argenx SE	650,851	198,754
	UCB SA	1,540,796	166,648
	Umicore SA	2,612,095	162,124
	Groupe Bruxelles Lambert SA	1,349,290	156,989
	Ageas SA/NV	2,291,372	120,998
	Solvay SA	890,168	118,888
	Sofina SA	195,041	91,452
	Warehouses De Pauw CVA	1,789,895	76,980
	Aedifica SA	450,352	64,516
	Cofinimmo SA	363,852	58,799
	Elia Group SA/NV	451,405	53,352
	Ackermans & van Haaren NV	293,487	50,575
	D'ieteren Group	290,950	46,633
	Etablissements Franz Colruyt NV	682,980	38,833
	Proximus SADP	1,791,974	36,826
	Melexis NV	246,510	27,476
	Euronav NV	2,638,572	22,929
	Barco NV	889,596	22,224
	Telenet Group Holding NV	586,731	22,021
	Bekaert SA	433,269	20,577
	Montea NV	146,142	19,583
	KBC Ancora	423,805	18,734
	Fagron	843,700	17,500
*	bpost SA	1,315,139	14,769
*	Tessenderlo Group SA	323,251	13,674
	Gimv NV	214,133	13,663
	Xior Student Housing NV	192,044	12,412
	Shurgard Self Storage SA	230,723	12,368
*	Ontex Group NV	1,035,364	11,517
	VGP NV	54,374	11,194
*	AGFA-Gevaert NV	2,172,526	10,716
	Befimmo SA	230,067	9,751
	Cie d'Entreprises CFE	84,495	8,630
	Retail Estates NV	101,732	8,243
	Orange Belgium SA	334,348	8,001
*,1	Kinepolis Group NV	142,576	7,405
	Econocom Group SA/NV	1,585,765	6,896
*,1	Mithra Pharmaceuticals SA	183,602	4,435
	Van de Velde NV	61,621	1,820
	Wereldhave Belgium Comm VA	16,921	960
			2,724,793
Brazil (1.8%)
	Vale SA	51,052,599	1,066,093
	UBS Group AG (Registered)	41,863,874	689,740
	Petroleo Brasileiro SA Preference Shares	72,465,560	374,415
	Itau Unibanco Holding SA Preference Shares	61,218,289	356,149
*	Banco Bradesco SA Preference Shares	57,317,100	266,873
	Petroleo Brasileiro SA	45,599,063	240,767
	B3 SA - Brasil Bolsa Balcao	77,467,111	226,827
	Ambev SA	52,449,178	167,572
*	Magazine Luiza SA	37,501,512	148,328
	WEG SA	18,760,634	128,631
*	Natura & Co. Holding SA	12,101,850	124,893
	Itausa SA Preference Shares	57,058,376	122,372

		Shares	Market Value ($000)
	Notre Dame Intermedica Participacoes SA	6,498,976	99,826
*	Suzano SA	9,124,184	94,724
	Cosan SA	18,199,380	89,280
	Localiza Rent a Car SA	7,434,777	88,719
	Lojas Renner SA	10,677,686	84,671
	Petrobras Distribuidora SA	14,611,592	79,479
*	Banco BTG Pactual SA	14,058,140	78,979
*	Banco Bradesco SA	19,497,816	77,306
	JBS SA	12,438,653	76,544
	Gerdau SA Preference Shares	12,203,914	72,170
*	Raia Drogasil SA	14,489,290	70,217
	Banco do Brasil SA	10,822,398	65,725
*,3	Banco Inter SA Preference Shares	14,101,192	64,627
*	Rumo SA	15,863,533	62,927
	Centrais Eletricas Brasileiras SA	7,309,098	56,486
	Cia Siderurgica Nacional SA	5,944,233	53,356
	Equatorial Energia SA	11,276,635	52,397
*	Americanas SA	5,365,125	50,579
*	Klabin SA	9,833,923	46,184
*	Via Varejo SA	18,953,951	45,818
[3]	Hapvida Participacoes e Investimentos SA	15,876,553	43,378
	Bradespar SA Preference Shares	2,904,984	41,252
	TOTVS SA	6,065,537	41,180
	Telefonica Brasil SA	5,032,226	39,817
*	Eneva SA	12,050,428	38,084
	Banco Santander Brasil SA	4,772,107	37,145
	BB Seguridade Participacoes SA	8,744,660	35,880
*	Hypera SA	5,214,928	35,696
*,3	Rede D'Or Sao Luiz SA	2,686,806	35,595
	CCR SA	13,923,627	34,754
	Ultrapar Participacoes SA	10,110,981	34,323
*	BRF SA	6,644,270	32,684
	Sul America SA	5,026,562	28,886
	Usinas Siderurgicas de Minas Gerais SA Usiminas Preference Shares Class A	7,280,995	28,756
	Cia Energetica de Minas Gerais Preference Shares	12,375,443	28,371
*	Petro Rio SA	8,267,780	28,336
	Sendas Distribuidora SA	1,656,485	27,569
	Itau Unibanco Holding SA ADR	4,581,030	26,433
*	Embraer SA	7,362,839	26,280
*	Azul SA Preference Shares	3,375,255	25,210
*,3	Locaweb Servicos de Internet SA	5,259,705	25,156
	Energisa SA	3,042,998	24,977
	Metalurgica Gerdau SA Preference Shares	8,464,618	23,160
*	Cia de Saneamento Basico do Estado de Sao Paulo	3,365,361	22,913
	Centrais Eletricas Brasileiras SA Preference Shares	2,941,328	22,900
*	Alpargatas SA Preference Shares	2,298,350	22,709
*	Braskem SA Preference Shares Class A	2,009,383	22,280
	Transmissora Alianca de Energia Eletrica SA	3,011,175	21,970
*	Cia de Locacao das Americas	4,137,817	21,602
	YDUQS Participacoes SA	3,696,620	20,058
*	TIM SA	9,148,912	19,885

		Shares	Market Value ($000)
	Marfrig Global Foods SA	5,279,384	19,878
*	BR Malls Participacoes SA	9,679,492	18,641
	Cia Siderurgica Nacional SA ADR	2,077,944	18,494
	Atacadao SA	4,948,365	18,042
	Banco Pan SA Preference Shares	4,406,900	17,405
*,1	BRF SA ADR	3,505,357	17,106
	Engie Brasil Energia SA	2,323,933	16,924
*	Multiplan Empreendimentos Imobiliarios SA	3,647,838	16,354
	Qualicorp Consultoria e Corretora de Seguros SA	3,254,045	16,088
*	Cogna Educacao	22,825,185	15,952
	Cia Paranaense de Energia Preference Shares	13,422,510	15,772
	Duratex SA	3,709,933	15,692
	IRB Brasil Resseguros SA	14,197,947	15,484
*	Lojas Americanas SA Preference Shares	11,346,016	15,445
*	Santos Brasil Participacoes SA	8,234,054	14,324
	EDP - Energias do Brasil SA	4,250,229	13,979
	Pet Center Comercio e Participacoes SA	3,162,822	13,870
	Sao Martinho SA	2,169,017	13,356
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	3,295,254	13,192
	Fleury SA	2,897,276	12,995
	Porto Seguro SA	1,298,079	12,876
	Kinea Indice de Precos FII	603,816	12,751
	Cia Hering	1,780,095	12,714
	Light SA	4,374,500	12,179
	CPFL Energia SA	2,486,600	12,089
*	Cia de Saneamento do Parana	3,173,039	11,856
	Cia de Transmissao de Energia Eletrica Paulista Preference Shares	2,539,242	11,764
	SLC Agricola SA	1,317,750	11,386
	Arezzo Industria e Comercio SA	645,027	11,211
	Unipar Carbocloro SA Preference Shares	627,958	11,035
*	CVC Brasil Operadora e Agencia de Viagens SA	2,556,501	10,931
	MRV Engenharia e Participacoes SA	3,897,840	10,732
	Cia Energetica de Sao Paulo Preference Shares Class B	2,347,160	10,509
	Neoenergia SA	2,965,300	9,895
	Iguatemi Empresa de Shopping Centers SA	1,216,021	9,533
	Meliuz SA	724,412	9,444
	Cia Brasileira de Distribuicao	1,579,885	9,413
	Odontoprev SA	3,659,671	9,135
	Cielo SA	14,002,657	9,087
	SIMPAR SA	675,300	9,031
*	Omega Geracao SA	1,268,776	8,799
*	M Dias Branco SA	1,427,947	8,543
*	Banco Inter SA	626,182	8,534
*	Anima Holding SA	3,859,155	8,521
	CSHG Logistica FI Imobiliario	260,301	8,445
*	Embraer SA ADR	564,118	8,067
*	Grupo De Moda Soma SA	2,388,194	8,047
	Aliansce Sonae Shopping Centers SA	1,481,300	8,038
	Sendas Distribuidora SA ADR	487,432	8,023
	Ambev SA ADR	2,502,855	7,934
*	Movida Participacoes SA	1,815,992	7,814

		Shares	Market Value ($000)
	Grendene SA	3,681,676	7,797
	Alupar Investimento SA	1,627,451	7,671
	Lojas Quero Quero SA	1,786,900	7,599
	Gerdau SA ADR	1,226,220	7,272
*	Grupo SBF SA	1,067,000	7,191
	Minerva SA	4,164,543	7,173
	Cia de Saneamento de Minas Gerais-COPASA	2,653,103	7,060
*	Cia de Saneamento Basico do Estado de Sao Paulo ADR	966,825	6,565
	Banco do Estado do Rio Grande do Sul SA Preference Shares Class B	2,759,374	6,538
	Telefonica Brasil SA ADR	819,101	6,536
	Vivara Participacoes SA	1,068,000	6,398
[1]	Cia Energetica de Minas Gerais ADR	2,791,278	6,253
*	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	435,700	6,158
*	Grupo Mateus SA	4,441,180	6,114
	Randon SA Implementos e Participacoes Preference Shares	2,333,111	6,083
	AES Brasil Energia SA	2,188,821	5,829
*	EcoRodovias Infraestrutura e Logistica SA	2,664,771	5,582
	Ez Tec Empreendimentos e Participacoes SA	1,049,202	5,540
	MPM Corporeos SA	1,556,700	5,425
*	Hidrovias do Brasil SA	5,029,200	5,340
*,1	Gol Linhas Aereas Inteligentes SA ADR	670,617	5,285
	Ambipar Participacoes e Empreendimentos SA	540,129	5,274
*	Lojas Americanas SA	3,973,342	5,035
*	BK Brasil Operacao e Assessoria a Restaurantes SA	2,458,785	4,966
	Cia Paranaense de Energia ADR	863,702	4,923
*	Iochpe Maxion SA	1,743,071	4,846
[1]	Centrais Eletricas Brasileiras SA ADR	613,733	4,799
*	Braskem SA ADR	216,069	4,792
*	Gol Linhas Aereas Inteligentes SA Preference Shares	1,204,555	4,764
	JHSF Participacoes SA	3,284,100	4,704
	Construtora Tenda SA	1,071,083	4,613
*	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	828,660	4,598
*	Marcopolo SA Preference Shares	7,754,928	4,482
*	Guararapes Confeccoes SA	1,255,924	4,249
	Cia Energetica de Minas Gerais	1,425,852	4,024
*	C&A Modas Ltda	1,705,500	3,880
[1]	Centrais Eletricas Brasileiras SA ADR (XNYS)	499,783	3,858
	Boa Vista Servicos SA	1,733,800	3,858
	BR Properties SA	2,243,487	3,722
*	Banco Bradesco SA ADR	794,457	3,710
*	Aeris Industria E Comercio De Equipamentos Para Geracao De Energia SA	2,086,800	3,506
	Itau Unibanco Holding SA	662,695	3,495
*	Sequoia Logistica e Transportes SA	734,840	3,115
*	Tupy SA	707,160	2,974
[1]	Cia Brasileira de Distribuicao ADR	487,432	2,949
*	TIM SA ADR	265,459	2,894

		Shares	Market Value ($000)
	Mahle-Metal Leve SA	471,364	2,890
	Even Construtora e Incorporadora SA	1,661,674	2,875
	Wiz Solucoes e Corretagem de Seguros SA	930,516	2,771
	Enauta Participacoes SA	962,369	2,770
*	Camil Alimentos SA	1,591,226	2,719
[3]	Ser Educacional SA	862,162	2,647
	Direcional Engenharia SA	985,936	2,406
	Petroleo Brasileiro SA ADR	221,248	2,270
	Vale SA Class B ADR	100,600	2,115
*	Instituto Hermes Pardini SA	539,742	2,035
	LOG Commercial Properties e Participacoes SA	318,356	1,755
	Jereissati Participacoes SA	232,700	1,572
	Usinas Siderurgicas de Minas Gerais SA Usiminas	346,700	1,397
	Cia Paranaense de Energia	1,228,640	1,354
*	Empreendimentos Pague Menos SA	543,700	1,248
*	3R Petroleum Oleo E Gas SA	152,900	1,136
	Cruzeiro do Sul Educacional SA	408,900	981
*	Banco Inter SA Ordinary Shares	160,978	729
	Banco Santander Brasil SA ADR	19,600	152
*	CSHG Logistica FI Imobiliario Rights Exp. 8/11/21	32,038	53
			7,142,556
Canada (6.8%)
*	Shopify Inc. Class A (XTSE)	1,406,169	2,111,057
[1]	Royal Bank of Canada	18,101,425	1,830,745
	Toronto-Dominion Bank	23,108,087	1,536,403
[1]	Enbridge Inc.	25,756,897	1,015,329
[1]	Bank of Nova Scotia	15,364,485	958,987
	Brookfield Asset Management Inc. Class A	17,625,342	951,480
	Canadian National Railway Co.	7,518,949	816,984
[1]	Bank of Montreal	8,210,191	812,925
	Canadian Imperial Bank of Commerce	5,554,034	645,819
[1]	Canadian Pacific Railway Ltd.	8,478,809	629,590
[1]	TC Energy Corp.	12,437,907	606,343
	Canadian Natural Resources Ltd.	14,774,927	487,563
	Manulife Financial Corp.	24,725,308	478,017
	Nutrien Ltd.	7,258,017	431,548
	Waste Connections Inc.	3,323,247	421,000
	Alimentation Couche-Tard Inc. Class B	10,169,197	409,914
	Constellation Software Inc.	242,742	388,829
	Sun Life Financial Inc.	7,442,413	387,631
	Franco-Nevada Corp.	2,417,028	386,597
	Suncor Energy Inc.	19,182,111	377,615
	National Bank of Canada	4,260,394	326,086
	Magna International Inc.	3,573,111	299,573
[1]	Barrick Gold Corp. (XTSE)	12,517,663	272,507
	Fortis Inc.	5,910,562	268,050
	Wheaton Precious Metals Corp.	5,725,499	264,476
	Restaurant Brands International Inc.	3,835,131	261,659
*	CGI Inc.	2,823,826	256,874
	Intact Financial Corp.	1,816,294	247,491
[1]	Pembina Pipeline Corp.	6,974,707	230,552
	Rogers Communications Inc. Class B	4,433,765	226,308
	Thomson Reuters Corp.	2,127,655	225,454

		Shares	Market Value ($000)
	Power Corp. of Canada	6,867,560	219,194
	Agnico Eagle Mines Ltd.	3,097,883	200,409
	Barrick Gold Corp. (XLON)	9,008,462	195,132
	BCE Inc.	3,729,635	186,153
	Open Text Corp.	3,427,459	178,021
	Dollarama Inc.	3,720,945	175,221
	WSP Global Inc.	1,439,213	170,834
	Metro Inc. Class A	3,134,338	162,545
[1]	Shaw Communications Inc. Class B	5,440,759	158,914
	First Quantum Minerals Ltd.	7,073,944	151,504
[1]	Emera Inc.	3,156,448	147,222
	Kirkland Lake Gold Ltd.	3,432,971	146,801
	Fairfax Financial Holdings Ltd.	334,481	140,897
	Loblaw Cos. Ltd.	2,026,878	137,118
	Teck Resources Ltd. Class B	5,885,050	134,343
[1]	Cenovus Energy Inc.	16,024,924	133,712
[1]	TFI International Inc.	1,123,092	125,722
	TELUS Corp.	5,416,317	120,300
[1]	Algonquin Power & Utilities Corp.	7,492,441	119,389
	Canadian Apartment Properties REIT	2,333,922	116,640
*	Bausch Health Cos. Inc.	3,974,597	116,281
*	CAE Inc.	3,661,716	111,736
[1]	Canadian Tire Corp. Ltd. Class A	717,320	110,358
	CCL Industries Inc. Class B	1,911,642	109,633
	Kinross Gold Corp.	15,895,481	104,093
	Great-West Lifeco Inc.	3,445,711	103,681
	West Fraser Timber Co. Ltd.	1,427,843	102,419
[1]	Northland Power Inc.	2,848,008	99,941
[3]	Hydro One Ltd.	4,026,520	99,404
	George Weston Ltd.	921,562	95,569
	Tourmaline Oil Corp.	3,495,196	95,420
	Cameco Corp.	5,042,607	89,689
*	Lightspeed POS Inc.	1,034,774	88,606
	FirstService Corp.	472,315	87,974
	Saputo Inc.	3,029,410	87,415
	Toromont Industries Ltd.	1,031,434	87,163
	Inter Pipeline Ltd.	5,423,030	86,848
	Gildan Activewear Inc.	2,494,205	85,986
[1]	Ritchie Bros Auctioneers Inc.	1,389,985	82,980
[1]	RioCan REIT	4,497,863	81,442
	TMX Group Ltd.	718,911	78,950
	Imperial Oil Ltd.	2,854,776	78,211
*	Descartes Systems Group Inc.	1,076,999	78,116
[1]	iA Financial Corp. Inc.	1,386,240	76,690
[1]	Keyera Corp.	2,816,057	75,390
	Lundin Mining Corp.	8,179,121	74,540
[1]	AltaGas Ltd.	3,520,461	74,523
	Pan American Silver Corp.	2,621,563	73,608
	Onex Corp.	956,928	72,943
	Empire Co. Ltd. Class A	2,128,520	69,899
[1]	Brookfield Renewable Corp.	1,618,526	68,680
	Stantec Inc.	1,439,018	66,991
*,1	BlackBerry Ltd.	6,451,005	65,668
	Element Fleet Management Corp.	5,597,939	64,074
[1]	ARC Resources Ltd.	8,395,897	63,528
[1]	Allied Properties REIT	1,700,791	62,314
[1]	Parkland Corp.	1,908,480	60,745
[1]	SNC-Lavalin Group Inc.	2,236,843	59,525

		Shares	Market Value ($000)
*,1	Canopy Growth Corp.	3,063,803	58,030
	Endeavour Mining plc	2,405,318	57,280
	Quebecor Inc. Class B	2,170,758	56,792
	B2Gold Corp.	13,178,648	55,246
	Yamana Gold Inc.	12,231,729	54,806
	Finning International Inc.	2,100,147	54,305
*	Ivanhoe Mines Ltd. Class A	7,219,576	53,585
	Granite REIT	754,059	52,209
	Boyd Group Services Inc.	266,287	52,158
	H&R REIT	3,864,437	52,131
*,1	Ballard Power Systems Inc.	3,181,068	51,505
	Colliers International Group Inc.	398,784	51,168
	GFL Environmental Inc. (XTSE)	1,467,636	51,125
	Premium Brands Holdings Corp. Class A	463,898	47,438
[1]	Capital Power Corp.	1,388,424	47,075
	SSR Mining Inc.	2,809,365	45,734
[1]	Canadian Utilities Ltd. Class A	1,554,058	45,528
[1]	CI Financial Corp.	2,458,523	44,831
*	Kinaxis Inc.	341,008	44,241
[1]	SmartCentres REIT	1,827,970	44,190
	BRP Inc.	514,204	43,083
[1]	Choice Properties REIT	3,637,950	42,865
*	Air Canada	2,098,011	42,007
	Alamos Gold Inc. Class A	5,125,256	41,656
*	Shopify Inc. Class A (XNYS)	27,591	41,385
[1]	First Majestic Silver Corp.	2,755,667	37,682
[1]	IGM Financial Inc.	1,067,060	37,658
	TransAlta Corp.	3,553,977	37,061
[1]	First Capital REIT	2,543,091	36,895
	Atco Ltd.	1,005,421	36,329
[1]	Gibson Energy Inc.	1,920,452	35,189
	Linamar Corp.	585,955	34,671
*,1	Bombardier Inc. Class B	27,979,857	33,416
	Primo Water Corp.	2,000,198	33,011
[1]	Cargojet Inc.	211,345	32,898
	Boralex Inc. Class A	1,017,152	32,016
[1]	PrairieSky Royalty Ltd.	2,797,452	31,347
	Canadian Western Bank	1,140,226	31,083
	Stella-Jones Inc.	830,670	30,141
[1]	Chartwell Retirement Residences	2,842,558	29,870
[1]	Brookfield Infrastructure Corp. Class A	460,088	29,834
[1]	Innergex Renewable Energy Inc.	1,708,186	29,780
*	ATS Automation Tooling Systems Inc.	984,223	29,631
[1]	Osisko Gold Royalties Ltd.	2,121,674	28,927
*	Parex Resources Inc.	1,715,311	28,185
*	Canada Goose Holdings Inc.	662,922	28,141
	Methanex Corp.	802,757	27,050
[1]	Russel Metals Inc.	939,482	26,507
	Gamesys Group plc	1,034,359	26,485
[1]	Superior Plus Corp.	2,036,510	25,595
	Enghouse Systems Ltd.	557,793	25,176
	Crescent Point Energy Corp.	6,882,406	25,155
*	Great Canadian Gaming Corp.	704,786	25,026
	ECN Capital Corp.	2,963,156	24,915
*	Novagold Resources Inc.	3,109,774	24,378
*	MEG Energy Corp.	3,802,386	24,260
*	Home Capital Group Inc. Class B	776,141	24,169
[1]	TransAlta Renewables Inc.	1,332,587	23,467

		Shares	Market Value ($000)
[1]	Cominar REIT	2,511,412	23,029
	Centerra Gold Inc.	2,844,922	22,872
*	Pretium Resources Inc.	2,400,821	22,380
*	Equinox Gold Corp.	3,206,166	22,306
	Barrick Gold Corp.	998,659	21,741
[1]	Boardwalk REIT	587,958	21,528
	Hudbay Minerals Inc.	3,000,092	21,426
*	Turquoise Hill Resources Ltd.	1,275,778	21,290
*	Eldorado Gold Corp.	2,212,442	20,677
[1]	Laurentian Bank of Canada	595,956	20,254
	Maple Leaf Foods Inc.	1,011,774	20,039
	Enerplus Corp.	3,210,575	19,995
	Transcontinental Inc. Class A	1,003,593	19,861
	North West Co. Inc.	637,787	18,588
[1]	Whitecap Resources Inc.	4,037,234	18,478
*,1	Cronos Group Inc.	2,421,545	17,876
[1]	Artis REIT	1,899,020	17,870
	Dye & Durham Ltd.	472,128	17,850
[1]	NFI Group Inc.	820,413	17,814
*,1	OceanaGold Corp.	8,896,441	17,328
*,1	Aurora Cannabis Inc.	2,443,816	17,159
*	IAMGOLD Corp.	6,075,140	16,605
*	Canfor Corp.	812,420	15,687
	Cascades Inc.	1,204,407	15,436
[1]	Aecon Group Inc.	890,872	14,531
[1]	Dream Office REIT	780,922	13,971
	Winpak Ltd.	427,135	13,958
[1]	Cogeco Communications Inc.	144,805	13,711
[1]	Mullen Group Ltd.	1,253,429	13,613
*	Vermilion Energy Inc.	1,892,870	13,609
*	Celestica Inc.	1,425,322	12,601
*	Torex Gold Resources Inc.	1,112,814	12,514
[1]	Westshore Terminals Investment Corp.	600,367	10,365
	Martinrea International Inc.	1,020,263	10,353
*,3	Nuvei Corp.	100,589	8,263
*,1	Brookfield Asset Management Reinsurance Partners Ltd. Class A	115,014	6,226
[1]	First National Financial Corp.	162,713	6,014
[1]	GFL Environmental Inc.	64,241	2,240
*	Poseidon Concepts Corp.	320,721	—
			27,710,889
Chile (0.1%)
	Empresas COPEC SA	6,329,130	54,627
	Banco de Chile	591,280,191	54,150
	Sociedad Quimica y Minera de Chile SA Preference Shares Class B	1,020,838	48,763
	Falabella SA	10,099,593	39,260
	Enel Americas SA	254,473,701	35,367
	Empresas CMPC SA	15,272,318	33,004
	Cencosud SA	18,146,497	32,913
	Banco Santander Chile	512,039,164	25,268
	Banco de Credito e Inversiones SA	587,281	24,222
	Cia Sud Americana de Vapores SA	252,107,296	19,793
	Cia Cervecerias Unidas SA	1,786,541	19,302
	Enel Chile SA	327,583,698	17,003
	CAP SA	936,107	16,221
	Banco Santander Chile ADR	808,074	15,790
	Colbun SA	87,900,492	12,857

		Shares	Market Value ($000)
	Embotelladora Andina SA Preference Shares Class B	4,527,762	10,829
*	Parque Arauco SA	7,494,584	9,491
	Cencosud Shopping SA	5,738,970	8,840
	Vina Concha y Toro SA	4,531,607	7,876
	Empresa Nacional de Telecomunicaciones SA	1,609,421	7,743
	Aguas Andinas SA Class A	33,602,903	6,832
*	Latam Airlines Group SA	1,964,838	5,177
	AES Andes SA	38,807,945	4,986
*	Itau CorpBanca Chile SA	1,921,582,301	4,915
	Engie Energia Chile SA	5,050,010	3,952
	Plaza SA	2,755,300	3,951
	SONDA SA	5,526,181	2,913
	Inversiones Aguas Metropolitanas SA	4,889,284	2,622
	Enel Chile SA ADR	975,732	2,537
	SMU SA	19,956,014	2,040
	Salfacorp SA	3,438,667	1,702
*	Latam Airlines Group SA ADR	610,333	1,587
	Inversiones La Construccion SA	300,994	1,229
	Sociedad Quimica y Minera de Chile SA ADR	22,346	1,061
*	Ripley Corp. SA	4,666,733	999
	Besalco SA	2,053,635	731
			540,553
China (9.0%)
	Tencent Holdings Ltd.	76,321,449	4,602,805
*	Alibaba Group Holding Ltd.	181,245,530	4,426,515
*,3	Meituan Class B	49,535,272	1,370,712
	China Construction Bank Corp. Class H	1,185,285,725	825,604
*	NIO Inc. ADR	16,495,612	737,024
	Ping An Insurance Group Co. of China Ltd. Class H	77,082,637	674,538
*,3	Wuxi Biologics Cayman Inc.	41,720,161	637,244
*	Baidu Inc. ADR	3,469,622	569,053
	Industrial & Commercial Bank of China Ltd. Class H	1,021,515,740	567,241
*,3	Xiaomi Corp. Class B	168,266,848	551,121
*	JD.com Inc. ADR	7,616,736	539,874
*	Pinduoduo Inc. ADR	4,723,550	432,724
	China Merchants Bank Co. Ltd. Class H	50,329,391	382,884
	NetEase Inc. ADR	3,656,386	373,719
	Bank of China Ltd. Class H	997,398,254	346,586
	BYD Co. Ltd. Class H	10,149,580	313,708
	ANTA Sports Products Ltd.	14,362,171	312,684
	Li Ning Co. Ltd.	27,338,192	288,727
	Kweichow Moutai Co. Ltd. Class A	1,057,591	275,460
*	Bilibili Inc. ADR	3,168,983	271,202
*	XPeng Inc. ADR	6,385,738	258,814
	Sunny Optical Technology Group Co. Ltd.	8,269,028	251,060
	Geely Automobile Holdings Ltd.	67,121,262	225,151
	Shenzhou International Group Holdings Ltd.	9,632,885	213,785
*	China Mengniu Dairy Co. Ltd.	39,066,763	212,110
	Great Wall Motor Co. Ltd. Class H	41,978,785	202,823
	ENN Energy Holdings Ltd.	9,638,641	201,142
*	Li Auto Inc. ADR	5,788,244	193,269
*	Trip.com Group Ltd. ADR	6,627,262	171,845

		Shares	Market Value ($000)
*,3	Innovent Biologics Inc.	16,735,302	171,357
	China Life Insurance Co. Ltd. Class H	98,325,954	163,884
	China Petroleum & Chemical Corp. Class H	337,610,764	154,380
	China Resources Beer Holdings Co. Ltd.	19,864,199	148,946
	CSPC Pharmaceutical Group Ltd.	106,931,028	144,340
	Country Garden Services Holdings Co. Ltd.	17,645,628	143,281
	Agricultural Bank of China Ltd. Class H	423,182,867	141,120
*	Huazhu Group Ltd. ADR (XNGS)	2,698,511	121,379
	China Gas Holdings Ltd.	38,139,801	117,424
	China Resources Land Ltd.	34,794,606	116,279
	Wuliangye Yibin Co. Ltd. Class A	3,284,273	112,705
	PetroChina Co. Ltd. Class H	263,778,049	110,191
	China Merchants Bank Co. Ltd. Class A (XSSC)	15,115,129	109,106
	Zijin Mining Group Co. Ltd. Class H	76,577,005	108,601
[3]	Longfor Group Holdings Ltd.	23,290,283	108,258
	Xinyi Solar Holdings Ltd.	53,510,701	107,785
*	Zai Lab Ltd. ADR	736,853	106,556
	Sino Biopharmaceutical Ltd.	123,047,982	104,529
*	Kingdee International Software Group Co. Ltd.	32,506,916	101,525
	China Overseas Land & Investment Ltd.	48,175,388	100,973
	China Pacific Insurance Group Co. Ltd. Class H	35,419,276	99,742
[3]	WuXi AppTec Co. Ltd. Class H	4,401,658	97,564
	Haier Smart Home Co. Ltd. Class H	28,248,901	96,885
[3]	Smoore International Holdings Ltd.	22,293,893	96,123
	Country Garden Holdings Co. Ltd.	95,685,407	93,544
*	Alibaba Health Information Technology Ltd.	59,984,153	93,492
*	Vipshop Holdings Ltd. ADR	5,556,140	92,399
	China Shenhua Energy Co. Ltd. Class H	45,821,210	86,704
*	GDS Holdings Ltd. ADR	1,433,626	84,527
*	Sunac China Holdings Ltd.	31,742,073	82,363
	China Longyuan Power Group Corp. Ltd. Class H	43,350,738	81,182
[3]	China Tower Corp. Ltd. Class H	591,152,158	78,422
*	Tencent Music Entertainment Group ADR	7,360,949	77,805
	Anhui Conch Cement Co. Ltd. Class H	16,138,986	77,191
[3]	Postal Savings Bank of China Co. Ltd. Class H	118,992,699	76,862
	China Conch Venture Holdings Ltd.	20,912,581	76,244
	Zhongsheng Group Holdings Ltd.	8,182,177	75,409
	China Resources Gas Group Ltd.	11,554,944	71,234
	Ganfeng Lithium Co. Ltd. Class A	2,339,365	70,946
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	7,582,957	69,495
	PICC Property & Casualty Co. Ltd. Class H	85,184,036	68,813
	CITIC Ltd.	61,838,633	66,791
	China Vanke Co. Ltd. Class H	25,304,184	65,919
	Ping An Insurance Group Co. of China Ltd. Class A	7,851,047	65,397
	CITIC Securities Co. Ltd. Class H	29,336,476	65,332
*	KE Holdings Inc. ADR	2,931,002	64,453

		Shares	Market Value ($000)
	Bank of Communications Co. Ltd. Class H	110,415,744	63,870
[3]	China Feihe Ltd.	32,903,480	63,257
	China Tourism Group Duty Free Corp. Ltd. Class A	1,668,292	62,397
	LONGi Green Energy Technology Co. Ltd. Class A	4,490,320	60,022
	BYD Co. Ltd. Class A (XSEC)	1,445,174	59,740
	Contemporary Amperex Technology Co. Ltd. Class A	695,810	59,714
*,2	GCL-Poly Energy Holdings Ltd.	230,627,746	58,761
*,1	COSCO SHIPPING Holdings Co. Ltd. Class H	38,139,324	57,534
	Weichai Power Co. Ltd. Class H	25,662,193	56,138
	Hengan International Group Co. Ltd.	9,148,154	54,264
	China National Building Material Co. Ltd. Class H	49,853,002	53,996
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	29,574,797	53,064
	Guangdong Investment Ltd.	37,735,989	52,803
*,1	Lufax Holding Ltd. ADR	6,983,876	52,379
	Kingsoft Corp. Ltd.	10,998,815	51,466
	Tsingtao Brewery Co. Ltd.	6,480,701	51,222
*	Zhuzhou CRRC Times Electric Co. Ltd. Class H	6,515,709	50,898
	China CITIC Bank Corp. Ltd. Class H	113,627,129	50,851
[1]	BYD Electronic International Co. Ltd.	9,997,586	50,789
[3]	Fuyao Glass Industry Group Co. Ltd. Class H	7,935,669	50,523
*	Genscript Biotech Corp.	11,482,779	50,475
	Kingboard Holdings Ltd.	9,514,257	49,846
*	Chinasoft International Ltd.	27,679,488	49,630
[3]	China International Capital Corp. Ltd. Class H	21,315,307	49,100
*,1,3	Kuaishou Technology Class B	3,385,462	48,042
	Industrial Bank Co. Ltd. Class A	17,210,979	47,178
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	1,057,478	47,019
*,1,3	China Literature Ltd.	5,061,826	46,974
	Pharmaron Beijing Co. Ltd. Class A	1,523,682	46,888
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	769,210	46,668
*,3	Ping An Healthcare & Technology Co. Ltd.	4,984,640	46,639
	Wanhua Chemical Group Co. Ltd. Class A	2,618,183	46,304
	Jiangsu Hengrui Medicine Co. Ltd. Class A	5,337,678	45,102
[3]	Hansoh Pharmaceutical Group Co. Ltd.	12,272,410	43,981
	Ping An Bank Co. Ltd. Class A	16,024,913	43,936
	China Resources Power Holdings Co. Ltd.	25,303,482	43,622
[1,3]	Haidilao International Holding Ltd.	11,570,644	43,401
*	iQIYI Inc. ADR	3,789,210	42,288
	Sinopharm Group Co. Ltd. Class H	16,115,190	42,258
	Agricultural Bank of China Ltd. Class A (XSSC)	92,685,300	42,073
*	Daqo New Energy Corp. ADR	700,988	41,534
*,1	DiDi Global Inc. ADR	3,974,618	40,978
	Hangzhou Tigermed Consulting Co. Ltd. Class A	1,670,280	40,911

		Shares	Market Value ($000)
*,3	Akeso Inc.	6,073,948	40,410
*	New Oriental Education & Technology Group Inc. ADR	18,566,964	40,290
*,3	CanSino Biologics Inc. Class H	948,777	40,249
	Aier Eye Hospital Group Co. Ltd. Class A	4,399,601	40,173
	East Money Information Co. Ltd. Class A	8,267,572	39,873
	ZTE Corp. Class H	11,040,633	39,446
	China Molybdenum Co. Ltd. Class H	53,599,464	39,232
*,3	Hua Hong Semiconductor Ltd.	6,173,115	39,119
*	Weibo Corp. ADR	690,098	38,922
	China Minsheng Banking Corp. Ltd. Class H	94,536,178	38,458
	Fosun International Ltd.	28,829,298	38,165
	Guangzhou Automobile Group Co. Ltd. Class H	43,894,495	38,047
	Yanzhou Coal Mining Co. Ltd. Class H	25,511,751	37,926
	Haitong Securities Co. Ltd. Class H	45,796,232	37,743
	China Hongqiao Group Ltd.	28,395,574	37,648
	ZTO Express Cayman Inc. ADR	1,374,424	37,192
	JOYY Inc. ADR	687,474	36,745
*	Yihai International Holding Ltd.	6,003,056	36,211
	Shimao Group Holdings Ltd.	18,171,707	35,869
	Industrial & Commercial Bank of China Ltd. Class A (XSSC)	50,116,798	35,631
	Sungrow Power Supply Co. Ltd. Class A	1,355,308	35,385
*	360 DigiTech Inc. ADR	1,659,128	35,256
	China Yangtze Power Co. Ltd. Class A	11,715,600	34,504
	Luxshare Precision Industry Co. Ltd. Class A	5,982,902	34,384
*,3	Jinxin Fertility Group Ltd.	18,273,290	34,343
	Jiangxi Copper Co. Ltd. Class H	16,320,348	34,265
*	Aluminum Corp. of China Ltd. Class H	55,801,872	34,037
*	TAL Education Group ADR	5,604,711	34,021
	Autohome Inc. ADR	749,001	33,930
	New China Life Insurance Co. Ltd. Class H	12,355,316	33,807
	Kunlun Energy Co. Ltd.	39,048,002	33,759
[3]	CGN Power Co. Ltd. Class H	155,969,706	33,714
	Shanghai Pudong Development Bank Co. Ltd. Class A	23,928,126	33,508
*	Kingsoft Cloud Holdings Ltd. ADR	1,153,163	33,442
	China Medical System Holdings Ltd.	16,143,498	32,784
	Luzhou Laojiao Co. Ltd. Class A	1,221,961	32,509
	Dongfeng Motor Group Co. Ltd. Class H	36,511,425	32,389
*	COSCO SHIPPING Holdings Co. Ltd. Class A	11,597,236	31,899
	People's Insurance Co. Group of China Ltd. Class H	101,959,481	31,641
	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	1,249,547	31,640
[3]	Topsports International Holdings Ltd.	22,364,347	31,210
[3]	Huatai Securities Co. Ltd. Class H	23,405,918	31,013
[3]	Hygeia Healthcare Holdings Co. Ltd.	3,057,853	30,620
	GF Securities Co. Ltd. Class H	20,925,087	29,732
	China Meidong Auto Holdings Ltd.	5,404,780	29,174
	CITIC Securities Co. Ltd. Class A (XSSC)	8,279,612	29,013
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	509,246	28,972
*	JD.com Inc. Class A	830,877	28,968

		Shares	Market Value ($000)
	Dongyue Group Ltd.	13,455,172	28,254
	Muyuan Foods Co. Ltd. Class A	4,270,553	27,999
	NAURA Technology Group Co. Ltd. Class A	416,302	27,983
[3]	China Resources Mixc Lifestyle Services Ltd.	4,606,899	27,910
	Eve Energy Co. Ltd. Class A	1,578,258	27,668
	CIFI Holdings Group Co. Ltd.	45,866,375	27,661
	Kingboard Laminates Holdings Ltd.	13,566,510	27,214
	Far East Horizon Ltd.	25,550,465	27,194
	China Taiping Insurance Holdings Co. Ltd.	19,008,974	26,703
	Yangzijiang Shipbuilding Holdings Ltd.	26,344,588	26,659
	Chongqing Zhifei Biological Products Co. Ltd. Class A	1,081,316	26,553
	China Everbright Environment Group Ltd.	48,954,184	26,550
	Shenzhen Inovance Technology Co. Ltd. Class A	2,194,714	26,549
*	Beijing Enterprises Water Group Ltd.	71,818,698	26,363
*,3	JD Health International Inc.	2,438,086	26,228
	China Lesso Group Holdings Ltd.	12,556,805	26,220
	Haitian International Holdings Ltd.	7,165,818	26,211
	Tongwei Co. Ltd. Class A	3,857,584	25,902
	Nine Dragons Paper Holdings Ltd.	20,422,026	25,768
*	Ming Yuan Cloud Group Holdings Ltd.	6,865,655	25,674
	Sany Heavy Industry Co. Ltd. Class A	6,651,100	25,668
*	21Vianet Group Inc. ADR	1,478,569	25,624
	China Galaxy Securities Co. Ltd. Class H	48,631,053	25,409
*,3	InnoCare Pharma Ltd.	7,675,009	25,356
	BOE Technology Group Co. Ltd. Class A (XSEC)	28,439,700	25,348
	China State Construction Engineering Corp. Ltd. Class A	36,357,238	25,146
*	Tongcheng-Elong Holdings Ltd.	11,169,407	25,137
	Hopson Development Holdings Ltd.	7,544,400	25,003
	Yunnan Energy New Material Co. Ltd.	642,880	24,808
*	51job Inc. ADR	343,824	24,762
	Bank of Ningbo Co. Ltd. Class A	4,879,657	24,520
	Shanghai Pharmaceuticals Holding Co. Ltd. Class H	11,488,771	24,519
	Anhui Gujing Distillery Co. Ltd. Class B	1,803,682	24,421
	China Resources Cement Holdings Ltd.	29,057,675	24,006
	Inner Mongolia Yili Industrial Group Co. Ltd. Class A	4,628,778	23,983
	AviChina Industry & Technology Co. Ltd. Class H	31,930,780	23,938
	Will Semiconductor Co. Ltd. Shanghai Class A	505,831	23,756
	Sanan Optoelectronics Co. Ltd. Class A	3,591,100	23,750
*,1	JinkoSolar Holding Co. Ltd. ADR	437,401	23,572
	China Merchants Port Holdings Co. Ltd.	16,905,361	23,556
*	Momo Inc. ADR	1,899,560	23,536
*,1	Canadian Solar Inc.	583,065	23,468
	Shanghai Baosight Software Co. Ltd. Class B	6,558,062	23,414
[3]	Jiumaojiu International Holdings Ltd.	7,792,660	23,256
*,3	ZhongAn Online P&C Insurance Co. Ltd. Class H	4,279,150	23,234
	China Vanke Co. Ltd. Class A (XSEC)	6,934,038	22,216
*,3	Venus MedTech Hangzhou Inc. Class H	3,512,634	22,202

		Shares	Market Value ($000)
	China Northern Rare Earth Group High-Tech Co. Ltd. Class A	2,973,700	22,131
	SAIC Motor Corp. Ltd. Class A	7,742,676	22,047
	NARI Technology Co. Ltd. Class A	4,513,379	21,982
[3]	Shimao Services Holdings Ltd.	9,503,563	21,945
	Foshan Haitian Flavouring & Food Co. Ltd. Class A	1,229,953	21,873
	CRRC Corp. Ltd. Class H	50,816,429	21,783
	Bosideng International Holdings Ltd.	34,420,200	21,551
	China Jinmao Holdings Group Ltd.	76,940,948	21,487
	China Yongda Automobiles Services Holdings Ltd.	11,467,716	21,413
	Agile Group Holdings Ltd.	19,482,646	21,315
	Beijing Enterprises Holdings Ltd.	6,840,029	21,276
[3]	Yadea Group Holdings Ltd.	12,324,227	21,209
[1]	Flat Glass Group Co. Ltd. Class H	4,702,298	21,029
*	China Traditional Chinese Medicine Holdings Co. Ltd.	33,583,027	20,987
	Shandong Gold Mining Co. Ltd. Class A (XSSC)	7,689,985	20,924
*,3	Peijia Medical Ltd.	5,321,915	20,874
*,1,3	Alphamab Oncology	7,521,090	20,846
	TravelSky Technology Ltd. Class H	12,244,887	20,801
[1]	China Evergrande Group	30,604,357	20,706
*	Alibaba Pictures Group Ltd.	170,219,081	20,610
*	Haier Smart Home Co. Ltd. Class A (XSSC)	5,269,794	20,403
	Zhejiang Huayou Cobalt Co. Ltd. Class A	996,450	20,321
	China Cinda Asset Management Co. Ltd. Class H	118,876,435	20,192
	Zijin Mining Group Co. Ltd. Class A (XSSC)	12,616,767	20,129
*,3	Weimob Inc.	14,754,271	20,017
	China Railway Group Ltd. Class H	42,984,817	19,930
	SF Holding Co. Ltd. Class A	2,161,355	19,843
[1]	Xtep International Holdings Ltd.	14,115,822	19,631
*	Seazen Group Ltd.	26,117,700	19,441
	CRRC Corp. Ltd. Class A	21,261,800	19,324
[3]	China Merchants Securities Co. Ltd. Class H	14,146,068	19,278
	Shenwan Hongyuan Group Co. Ltd. Class A	28,925,932	19,237
	Gigadevice Semiconductor Beijing Inc. Class A	534,400	19,094
	Baoshan Iron & Steel Co. Ltd. Class A	15,457,044	18,951
*,2,3	China Huarong Asset Management Co. Ltd. Class H	144,131,660	18,918
	Tianjin Zhonghuan Semiconductor Co. Ltd. Class A	2,419,400	18,804
	China Education Group Holdings Ltd.	10,272,970	18,628
	China Oilfield Services Ltd. Class H	25,537,615	18,563
	KWG Group Holdings Ltd.	16,854,041	18,497
*,1	GOME Retail Holdings Ltd.	168,918,715	18,457
[1]	Xinjiang Goldwind Science & Technology Co. Ltd. Class H	9,803,611	18,421
	AECC Aviation Power Co. Ltd. Class A	2,165,306	18,399
	Huaneng Power International Inc. Class H	53,566,930	18,197
	Bank of China Ltd. Class A (XSSC)	39,061,500	18,094
[3]	Sunac Services Holdings Ltd.	6,631,977	17,990

		Shares	Market Value ($000)
	Sihuan Pharmaceutical Holdings Group Ltd.	52,038,627	17,714
	Jiangsu Expressway Co. Ltd. Class H	16,433,869	17,559
	China Merchants Securities Co. Ltd. Class A (XSSC)	6,822,222	17,541
	Walvax Biotechnology Co. Ltd. Class A	1,303,265	17,391
	Iflytek Co. Ltd. Class A	1,908,900	17,362
*	Dada Nexus Ltd. ADR	802,436	17,325
[3]	A-Living Smart City Services Co. Ltd.	4,531,614	17,284
*	Air China Ltd. Class H	26,987,971	17,209
*,1	XD Inc.	2,706,225	17,202
	China Everbright Bank Co. Ltd. Class A (XSSC)	33,539,609	17,148
	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class H	19,894,708	17,135
	China Overseas Property Holdings Ltd.	17,874,274	16,753
*,2	Brilliance China Automotive Holdings Ltd.	17,741,475	16,666
	Wingtech Technology Co. Ltd. Class A	979,346	16,628
	Maxscend Microelectronics Co. Ltd. Class A	263,941	16,552
	Guangzhou R&F Properties Co. Ltd. Class H	18,841,108	16,533
	Changchun High & New Technology Industry Group Inc. Class A	347,473	16,496
	China Railway Group Ltd. Class A (XSSC)	20,176,600	16,488
	Zhejiang Expressway Co. Ltd. Class H	19,520,141	16,480
	China Pacific Insurance Group Co. Ltd. Class A (XSSC)	4,052,072	16,363
	Yuexiu Property Co. Ltd.	17,497,127	16,293
	GoerTek Inc. Class A	2,720,086	16,113
*	Noah Holdings Ltd. ADR	417,171	16,103
	Shenzhen International Holdings Ltd.	12,201,377	16,083
[1]	Tianneng Power International Ltd.	8,335,940	15,995
	Lens Technology Co. Ltd. Class A	3,993,400	15,748
	Yonyou Network Technology Co. Ltd. Class A	2,804,385	15,591
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A (XSSC)	1,223,499	15,555
*	Baozun Inc. ADR	628,942	15,547
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	16,263,718	15,352
	COSCO SHIPPING Ports Ltd.	21,423,067	15,289
	China United Network Communications Ltd. Class A	23,733,000	15,174
*	Lifetech Scientific Corp.	26,986,117	15,105
*	Poly Developments & Holdings Group Co. Ltd. Class A	9,689,525	15,046
	Logan Group Co. Ltd.	14,115,195	15,041
	Sinotruk Hong Kong Ltd.	8,724,583	14,956
	CIFI Ever Sunshine Services Group Ltd.	7,475,752	14,941
[3]	Guotai Junan Securities Co. Ltd. Class H	11,881,900	14,939
	Jiangsu Hengli Hydraulic Co. Ltd. Class A	976,052	14,839
	Focus Media Information Technology Co. Ltd. Class A	12,698,972	14,813
	Citic Pacific Special Steel Group Co. Ltd. Class A	4,343,547	14,800
	Ginlong Technologies Co. Ltd. Class A	308,040	14,746
	Chongqing Changan Automobile Co. Ltd. Class B	21,964,663	14,639
[3]	Dali Foods Group Co. Ltd.	26,973,041	14,613

		Shares	Market Value ($000)
	Ecovacs Robotics Co. Ltd. Class A	550,240	14,601
*	MINISO Group Holding Ltd. ADR	861,198	14,546
	China State Construction International Holdings Ltd.	23,335,999	14,537
*,3	Shanghai Junshi Biosciences Co. Ltd. Class H	2,153,713	14,525
*,1,3	Pop Mart International Group Ltd.	1,973,385	14,513
	Yunnan Baiyao Group Co. Ltd. Class A	935,797	14,375
	Angang Steel Co. Ltd. Class H	20,840,576	14,248
	ZTE Corp. Class A (XSEC)	2,345,564	14,139
	China Coal Energy Co. Ltd. Class H	23,493,306	14,127
*	Topchoice Medical Corp. Class A	286,179	14,034
	China Grand Pharmaceutical & Healthcare Holdings Ltd.	17,619,648	14,016
*,3	Remegen Co. Ltd. Class H	1,091,864	13,981
*	Inner Mongolia BaoTou Steel Union Co. Ltd. Class A	31,591,285	13,973
	Great Wall Motor Co. Ltd. Class A	1,471,664	13,928
	China Communications Services Corp. Ltd. Class H	32,440,404	13,917
	Unigroup Guoxin Microelectronics Co. Ltd. Class A	464,874	13,784
	SSY Group Ltd.	21,303,409	13,678
*,3	3SBio Inc.	16,316,158	13,595
	China Power International Development Ltd.	59,297,240	13,575
	Mango Excellent Media Co. Ltd. Class A	1,587,099	13,566
	Jiangsu Eastern Shenghong Co. Ltd. Class A	3,213,324	13,566
	Anhui Conch Cement Co. Ltd. Class A (XSSC)	2,456,800	13,493
	China Everbright Ltd.	12,271,509	13,488
	Zhaojin Mining Industry Co. Ltd. Class H	13,764,712	13,455
*	Beijing Capital International Airport Co. Ltd. Class H	23,350,097	13,420
	Sany Heavy Equipment International Holdings Co. Ltd.	12,187,918	13,378
	Guangzhou Tinci Materials Technology Co. Ltd. Class A	848,226	13,311
	JA Solar Technology Co. Ltd. Class A	1,382,585	13,110
	China Everbright Bank Co. Ltd. Class H	38,393,173	13,088
	TCL Technology Group Corp. Class A	11,392,600	13,067
*,1	Niu Technologies ADR	507,131	12,983
	Bank of Shanghai Co. Ltd. Class A	11,672,760	12,937
	Powerlong Real Estate Holdings Ltd.	18,950,942	12,822
*	Shanghai Fudan Microelectronics Group Co. Ltd. Class H	3,168,072	12,765
	Guangdong Haid Group Co. Ltd. Class A	1,310,101	12,761
	China Life Insurance Co. Ltd. Class A	2,922,578	12,695
	China Minsheng Banking Corp. Ltd. Class A (XSSC)	20,578,600	12,694
	China International Marine Containers Group Co. Ltd. Class H	6,297,912	12,650
	Wuxi Lead Intelligent Equipment Co. Ltd. Class A	1,065,537	12,582
*,1	HUYA Inc. ADR	978,338	12,513
*	Brilliance China Automotive Holdings Ltd. ADR	1,774,148	12,366
	Greentown Service Group Co. Ltd.	11,284,406	12,284

		Shares	Market Value ($000)
	Hangzhou Silan Microelectronics Co. Ltd. Class A	1,133,928	12,282
*	OneConnect Financial Technology Co. Ltd. ADR	1,546,825	12,266
[3]	China Resources Pharmaceutical Group Ltd.	22,785,581	12,204
	Chongqing Rural Commercial Bank Co. Ltd. Class H	32,408,373	12,096
	Xinyi Energy Holdings Ltd.	18,726,625	12,031
	Lao Feng Xiang Co. Ltd. Class B	3,471,953	12,006
*,3	Luye Pharma Group Ltd.	22,252,284	11,968
	Hengli Petrochemical Co. Ltd. Class A	2,617,220	11,864
	Greentown China Holdings Ltd.	10,644,764	11,757
	Guotai Junan Securities Co. Ltd. Class A (XSSC)	4,641,900	11,684
	Ovctek China Inc. Class A	820,104	11,623
	China Suntien Green Energy Corp. Ltd. Class H	22,085,729	11,449
*	China Southern Airlines Co. Ltd. Class H	21,674,639	11,399
[3]	CSC Financial Co. Ltd. Class H	11,484,096	11,340
	Hundsun Technologies Inc. Class A	1,309,347	11,323
	WuXi AppTec Co. Ltd. Class A (XSSC)	484,537	11,300
*	Baidu Inc. Class A	548,626	11,241
	Shanghai Putailai New Energy Technology Co. Ltd. Class A	564,581	11,216
	Shenzhen Kangtai Biological Products Co. Ltd. Class A	568,438	11,212
	SG Micro Corp. Class A	193,411	11,192
	Bank of Communications Co. Ltd. Class A (XSSC)	16,857,491	11,180
	China Petroleum & Chemical Corp. Class A	18,061,016	11,158
	Shenzhen Investment Ltd.	39,337,394	11,055
	Hollysys Automation Technologies Ltd.	730,346	11,014
	China Aoyuan Group Ltd.	17,158,787	10,973
*	LexinFintech Holdings Ltd. ADR	1,386,495	10,898
*,3	Zhou Hei Ya International Holdings Co. Ltd.	12,551,004	10,883
*	China Eastern Airlines Corp. Ltd. Class H	29,628,603	10,820
	Fuyao Glass Industry Group Co. Ltd. Class A (XSSC)	1,426,900	10,707
*,1,3	Ascentage Pharma Group International	1,815,828	10,654
	Fu Shou Yuan International Group Ltd.	11,161,144	10,651
	Beijing Oriental Yuhong Waterproof Technology Co. Ltd. Class A	1,343,157	10,615
	Chongqing Changan Automobile Co. Ltd. Class A (XSEC)	3,708,769	10,596
*	Chongqing Brewery Co. Ltd. Class A	440,789	10,574
	Suzhou Maxwell Technologies Co. Ltd. Class A	104,032	10,543
	Shaanxi Coal Industry Co. Ltd. Class A	6,074,110	10,532
	Yihai Kerry Arawana Holdings Co. Ltd. Class A	997,500	10,508
	Inner Mongolia Yitai Coal Co. Ltd. Class B	15,120,466	10,507
	Bank of Beijing Co. Ltd. Class A	15,743,014	10,464
	Bank of Nanjing Co. Ltd. Class A	7,708,000	10,430
	Weichai Power Co. Ltd. Class A (XSEC)	3,897,000	10,364
	Sinopec Shanghai Petrochemical Co. Ltd. Class H	48,972,159	10,203

		Shares	Market Value ($000)
	China Shenhua Energy Co. Ltd. Class A (XSSC)	3,861,366	10,183
	Huaxia Bank Co. Ltd. Class A	11,973,064	10,166
	Sinopec Engineering Group Co. Ltd. Class H	17,792,468	10,144
	Yealink Network Technology Corp. Ltd. Class A	707,915	10,131
[3]	BAIC Motor Corp. Ltd. Class H	28,315,618	10,109
	Times China Holdings Ltd.	10,685,559	10,105
	China Overseas Grand Oceans Group Ltd.	17,464,819	10,059
*,1	Yeahka Ltd.	2,081,327	10,029
	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	2,995,517	9,948
	Haitong Securities Co. Ltd. Class A (XSSC)	5,777,500	9,894
*	Huatai Securities Co. Ltd. Class A (XSSC)	4,413,600	9,877
	Henan Shuanghui Investment & Development Co. Ltd. Class A	2,466,680	9,826
	JiuGui Liquor Co. Ltd. Class A	330,000	9,814
	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A	229,601	9,779
	GF Securities Co. Ltd. Class A	4,062,868	9,716
	Chaozhou Three-Circle Group Co. Ltd. Class A	1,345,900	9,711
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	976,270	9,670
*	Founder Securities Co. Ltd. Class A	7,050,700	9,615
	Seazen Holdings Co. Ltd. Class A	1,947,135	9,570
	Hangzhou Steam Turbine Co. Ltd. Class B	5,365,877	9,566
	China Construction Bank Corp. Class A (XSSC)	10,609,801	9,472
	Orient Securities Co. Ltd. Class A (XSSC)	5,578,840	9,461
	China Oriental Group Co. Ltd.	29,551,634	9,458
	Poly Property Services Co. Ltd.	1,669,738	9,437
	Shanghai International Airport Co. Ltd. Class A	1,575,552	9,426
*	Kaisa Group Holdings Ltd.	34,674,882	9,419
	Asymchem Laboratories Tianjin Co. Ltd. Class A	152,640	9,417
*,1	SOHO China Ltd.	25,371,205	9,410
	Montage Technology Co. Ltd. Class A	897,642	9,395
	Shanghai Industrial Holdings Ltd.	6,108,605	9,327
	Hangzhou First Applied Material Co. Ltd. Class A	447,960	9,318
	Shanxi Taigang Stainless Steel Co. Ltd. Class A	5,871,304	9,293
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H	3,420,565	9,248
*,3	CStone Pharmaceuticals	4,959,376	9,182
	Sinotrans Ltd. Class H	24,685,965	9,132
*	Joinn Laboratories China Co. Ltd. Class A	308,560	9,099
	CSG Holding Co. Ltd. Class B	17,537,213	9,078
	KWG Living Group Holdings Ltd.	9,467,701	9,056
	Metallurgical Corp. of China Ltd. Class A (XSSC)	15,578,494	9,053
	Jinchuan Group International Resources Co. Ltd.	54,364,101	8,966
[3]	Legend Holdings Corp. Class H	6,286,955	8,954

		Shares	Market Value ($000)
	Everbright Securities Co. Ltd. Class A (XSSC)	3,795,300	8,905
	Q Technology Group Co. Ltd.	5,188,379	8,884
	New China Life Insurance Co. Ltd. Class A (XSSC)	1,411,091	8,865
	Yuexiu REIT	17,733,080	8,864
*	Hainan Meilan International Airport Co. Ltd.	2,754,686	8,848
*	XPeng Inc. Class A	460,809	8,847
	China National Nuclear Power Co. Ltd. Class A	11,867,531	8,840
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	6,061,700	8,800
	China SCE Group Holdings Ltd.	25,028,345	8,735
	Metallurgical Corp. of China Ltd. Class H	28,576,874	8,725
	Hualan Biological Engineering Inc. Class A	1,526,255	8,715
	Zhejiang NHU Co. Ltd. Class A	2,160,350	8,682
	Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	1,780,446	8,558
[3]	Shanghai Haohai Biological Technology Co. Ltd. Class H	814,782	8,542
	Ingenic Semiconductor Co. Ltd. Class A	289,346	8,540
[3]	China Yuhua Education Corp. Ltd.	13,760,786	8,530
	China Water Affairs Group Ltd.	11,294,254	8,512
[3]	Viva Biotech Holdings	8,471,158	8,387
	Wuxi Shangji Automation Co. Ltd. Class A	235,600	8,348
	ZTO Express Cayman Inc.	312,724	8,330
	Bank of Hangzhou Co. Ltd. Class A	4,434,628	8,323
	Guangdong Kinlong Hardware Products Co. Ltd. Class A	262,300	8,322
	Industrial Securities Co. Ltd. Class A	6,020,700	8,304
	Anhui Gujing Distillery Co. Ltd. Class A	286,337	8,270
	Digital China Holdings Ltd.	14,420,111	8,263
	COSCO SHIPPING Development Co. Ltd. Class H	44,180,735	8,254
[1]	Tiangong International Co. Ltd.	16,367,917	8,254
*	China Southern Airlines Co. Ltd. Class A	9,950,500	8,246
	Skshu Paint Co. Ltd. Class A	346,221	8,217
	JCET Group Co. Ltd. Class A	1,347,284	8,212
*	Gotion High-tech Co. Ltd. Class A	955,500	8,114
	Flat Glass Group Co. Ltd. Class A	1,214,265	8,107
	Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	393,957	8,093
	China CSSC Holdings Ltd. Class A	3,522,164	8,091
	Shenzhen Expressway Co. Ltd. Class H	8,551,005	8,080
	LB Group Co. Ltd. Class A	1,741,200	8,078
	Sichuan Swellfun Co. Ltd. Class A	508,820	8,057
[3]	Hope Education Group Co. Ltd.	42,653,194	8,023
	Wuhan Guide Infrared Co. Ltd. Class A	1,885,779	8,019
	China CITIC Bank Corp. Ltd. Class A (XSSC)	11,338,084	7,983
	Zhenro Properties Group Ltd.	14,257,164	7,960
[3]	Orient Securities Co. Ltd. Class H	9,177,755	7,953
[3]	Ganfeng Lithium Co. Ltd. Class H	369,295	7,949
	Shandong Chenming Paper Holdings Ltd. Class B	14,771,945	7,938
[3]	China Railway Signal & Communication Corp. Ltd. Class H	21,875,304	7,825

		Shares	Market Value ($000)
	Shengyi Technology Co. Ltd. Class A	1,830,600	7,812
	Sino-Ocean Group Holding Ltd.	37,308,706	7,789
	PAX Global Technology Ltd.	7,160,862	7,768
	Kingfa Sci & Tech Co. Ltd. Class A	2,489,700	7,764
[1,3]	Blue Moon Group Holdings Ltd.	8,598,712	7,762
	Jinke Smart Services Group Co. Ltd. Class H	1,158,156	7,733
[3]	Genertec Universal Medical Group Co. Ltd.	9,333,181	7,727
	Huaxin Cement Co. Ltd. Class B	4,980,263	7,721
*	Sohu.com Ltd. ADR	387,404	7,698
	COFCO Joycome Foods Ltd.	26,408,315	7,686
	Health & Happiness H&H International Holdings Ltd.	2,135,307	7,660
	Gemdale Properties & Investment Corp. Ltd.	70,818,776	7,653
	Yuzhou Group Holdings Co. Ltd.	37,126,066	7,652
	China Jushi Co. Ltd. Class A	3,294,388	7,652
*	Suning.com Co. Ltd. Class A	8,350,048	7,640
	Zhejiang Dahua Technology Co. Ltd. Class A	2,320,293	7,615
	Red Avenue New Materials Group Co. Ltd. Class A	652,400	7,608
	SDIC Power Holdings Co. Ltd. Class A	5,773,546	7,595
*	Ausnutria Dairy Corp. Ltd.	7,999,306	7,579
	NetDragon Websoft Holdings Ltd.	3,237,332	7,560
	Livzon Pharmaceutical Group Inc. Class H	1,995,409	7,532
	Huadong Medicine Co. Ltd. Class A	1,352,993	7,470
	Shanghai Electric Group Co. Ltd. Class H	30,024,808	7,427
	CIMC Enric Holdings Ltd.	7,643,940	7,399
	China Reinsurance Group Corp. Class H	76,539,513	7,391
	Shenzhen Overseas Chinese Town Co. Ltd. Class A	7,313,566	7,314
	Lonking Holdings Ltd.	23,158,026	7,218
	Shandong Sinocera Functional Material Co. Ltd. Class A	992,605	7,214
	Zhejiang Satellite Petrochemical Co. Ltd. Class A	1,268,120	7,162
	Huayu Automotive Systems Co. Ltd. Class A	2,390,305	7,161
	Thunder Software Technology Co. Ltd. Class A	315,800	7,158
*	DouYu International Holdings Ltd. ADR	1,772,568	7,143
	BOE Technology Group Co. Ltd. Class B (XSHE)	14,446,955	7,129
	Huizhou Desay Sv Automotive Co. Ltd. Class A	444,919	7,090
	Shougang Fushan Resources Group Ltd.	28,016,095	7,069
	Yanlord Land Group Ltd.	8,555,602	7,068
*,1	RLX Technology Inc. ADR	1,620,360	7,065
	Shandong Nanshan Aluminum Co. Ltd. Class A	8,820,900	7,008
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	218,360	6,981
	Tofflon Science & Technology Group Co. Ltd. Class A	894,900	6,931
	Zhongjin Gold Corp. Ltd. Class A	5,444,290	6,929
*,3	China East Education Holdings Ltd.	5,922,127	6,926
	GEM Co. Ltd. Class A	3,720,520	6,908

		Shares	Market Value ($000)
	Raytron Technology Co. Ltd. Class A	390,556	6,836
	Jiangsu King's Luck Brewery JSC Ltd. Class A	1,070,369	6,834
	Fanhua Inc. ADR	498,135	6,770
	Beijing Bei Mo Gao Ke Friction Material Co. Ltd. Class A	369,710	6,765
	By-health Co. Ltd. Class A	1,585,200	6,746
	Sinoma Science & Technology Co. Ltd. Class A	1,690,372	6,721
	Shanghai Bairun Investment Holding Group Co. Ltd. Class A	621,857	6,709
	Rongsheng Petrochemical Co. Ltd. Class A	2,313,964	6,689
	Shanghai Lingang Holdings Corp. Ltd. Class A	2,858,245	6,679
	Beijing New Building Materials plc Class A	1,322,235	6,667
*	C&D International Investment Group Ltd.	3,835,067	6,663
	China Baoan Group Co. Ltd. Class A	2,017,064	6,658
	CGN New Energy Holdings Co. Ltd.	16,989,140	6,564
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	3,483,537	6,551
	Tongkun Group Co. Ltd. Class A	1,625,360	6,538
*,1,3	Yidu Tech Inc.	1,522,998	6,535
	Shenzhen SC New Energy Technology Corp. Class A	257,306	6,508
	Sunwoda Electronic Co. Ltd. Class A	1,238,704	6,499
	Beijing Tiantan Biological Products Corp. Ltd. Class A	1,131,615	6,486
[1]	Maanshan Iron & Steel Co. Ltd. Class H	12,662,000	6,482
	Xiamen Faratronic Co. Ltd. Class A	232,020	6,446
	China Resources Medical Holdings Co. Ltd.	6,942,835	6,444
	China BlueChemical Ltd. Class H	20,390,021	6,437
	Hithink RoyalFlush Information Network Co. Ltd. Class A	446,131	6,421
	Huafon Chemical Co. Ltd. Class A	3,361,005	6,421
	Jafron Biomedical Co. Ltd. Class A	611,926	6,371
	Sichuan Chuantou Energy Co. Ltd. Class A	3,754,376	6,368
	Dawning Information Industry Co. Ltd. Class A	1,267,900	6,350
	Hongfa Technology Co. Ltd. Class A	621,109	6,332
	Hengyi Petrochemical Co. Ltd. Class A	3,349,140	6,312
	China Coal Energy Co. Ltd. Class A (XSSC)	5,591,454	6,310
	Jiangsu Yoke Technology Co. Ltd. Class A	379,900	6,279
	China Zhenhua Group Science & Technology Co. Ltd. Class A	492,000	6,266
*	Sogou Inc. ADR	701,843	6,197
*	New Hope Liuhe Co. Ltd. Class A	3,493,299	6,182
*,1,3	China Logistics Property Holdings Co. Ltd.	14,524,320	6,177
*	Tsingtao Brewery Co. Ltd. Class A (XSSC)	494,658	6,168
*	Shanxi Meijin Energy Co. Ltd. Class A	4,568,200	6,152
*	Shenzhen Chengxin Lithium Group Co. Ltd. Class A	816,670	6,152
	Lingyi iTech Guangdong Co. Class A	5,715,900	6,126
	Shenzhen Energy Group Co. Ltd. Class A	4,598,857	6,117

		Shares	Market Value ($000)
*,1,3	JW Cayman Therapeutics Co. Ltd.	2,294,493	6,059
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd. Class A	246,635	6,055
*	Skyworth Group Ltd.	21,972,330	6,036
[1,3]	AK Medical Holdings Ltd.	4,875,598	6,035
*	Zhejiang Century Huatong Group Co. Ltd. Class A	6,959,200	6,026
	Shanghai International Port Group Co. Ltd. Class A	7,843,700	5,996
*	Aluminum Corp. of China Ltd. Class A	6,429,000	5,951
	NetEase Inc.	296,998	5,907
	Shanxi Coking Coal Energy Group Co. Ltd. Class A	4,289,906	5,894
	Xiamen Tungsten Co. Ltd. Class A	1,266,791	5,890
*	Fufeng Group Ltd.	18,337,759	5,877
	Shanghai Jinjiang International Hotels Co. Ltd. Class B	3,216,933	5,858
	Shanghai Yuyuan Tourist Mart Group Co. Ltd.	3,861,168	5,842
	Poly Property Group Co. Ltd.	23,986,084	5,841
	COSCO SHIPPING Energy Transportation Co. Ltd. Class H	15,458,204	5,828
	TBEA Co. Ltd. Class A	2,465,307	5,794
	Ming Yang Smart Energy Group Ltd. Class A	1,725,183	5,779
	Zhuzhou Kibing Group Co. Ltd. Class A	1,788,500	5,774
	Zhejiang Chint Electrics Co. Ltd. Class A	876,802	5,758
	China Dongxiang Group Co. Ltd.	42,509,861	5,757
*	Inner Mongolia Yuan Xing Energy Co. Ltd. Class A	5,161,230	5,756
	Shenzhen Capchem Technology Co. Ltd. Class A	324,735	5,750
	Suzhou TA&A Ultra Clean Technology Co. Ltd. Class A	661,241	5,730
	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A (XSEC)	4,815,979	5,698
	Shanghai Wanye Enterprises Co. Ltd. Class A	1,427,600	5,691
	Bafang Electric Suzhou Co. Ltd. Class A	163,100	5,666
	Zhongyu Gas Holdings Ltd.	6,540,297	5,611
	Powerlong Commercial Management Holdings Ltd.	1,921,239	5,604
	Tong Ren Tang Technologies Co. Ltd. Class H	7,596,181	5,601
*,1	Gaotu Techedu Inc. ADR	1,753,767	5,595
*	Yatsen Holding Ltd. ADR	829,125	5,588
*	Beijing Capital Land Ltd. Class H	17,703,163	5,566
	China Greatwall Technology Group Co. Ltd. Class A	2,242,800	5,547
	Shoucheng Holdings Ltd.	24,596,925	5,544
	Angel Yeast Co. Ltd. Class A	762,500	5,531
	Changjiang Securities Co. Ltd. Class A	5,169,432	5,531
[3]	Qingdao Port International Co. Ltd. Class H	10,703,832	5,513
	Greatview Aseptic Packaging Co. Ltd.	12,929,754	5,492
	YongXing Special Materials Technology Co. Ltd. Class A	381,100	5,492
	Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	1,672,200	5,482

		Shares	Market Value ($000)
	China Molybdenum Co. Ltd. Class A (XSSC)	5,108,200	5,481
	Inspur Electronic Information Industry Co. Ltd. Class A	1,157,552	5,473
*	ENN Natural Gas Co. Ltd. Class A	2,012,163	5,472
	BBMG Corp. Class H	31,020,374	5,471
	Lianhe Chemical Technology Co. Ltd. Class A	1,336,052	5,470
	Lepu Medical Technology Beijing Co. Ltd. Class A	1,364,048	5,458
	Zhuguang Holdings Group Co. Ltd.	27,194,993	5,457
[1]	China Tobacco International HK Co. Ltd.	2,757,123	5,436
	Hangzhou Robam Appliances Co. Ltd. Class A	900,362	5,430
	Yifeng Pharmacy Chain Co. Ltd. Class A	716,818	5,424
[1]	Kangji Medical Holdings Ltd.	3,668,782	5,380
	Shenghe Resources Holding Co. Ltd. Class A	1,403,500	5,379
	Guosen Securities Co. Ltd. Class A	3,271,552	5,366
	Beijing Jingneng Clean Energy Co. Ltd. Class H	22,257,730	5,363
*	Shanghai Electric Group Co. Ltd. Class A (XSSC)	8,514,235	5,361
*	Yunnan Aluminium Co. Ltd. Class A	2,416,700	5,347
	Jiangsu Yangnong Chemical Co. Ltd. Class A	273,700	5,338
	Intco Medical Technology Co. Ltd. Class A	293,500	5,317
	Yantai Eddie Precision Machinery Co. Ltd. Class A	950,684	5,297
	Foxconn Industrial Internet Co. Ltd. Class A	3,041,592	5,296
	Shanghai Liangxin Electrical Co. Ltd. Class A	1,561,692	5,290
	Songcheng Performance Development Co. Ltd. Class A	2,688,470	5,284
*	Kuang-Chi Technologies Co. Ltd. Class A	1,609,200	5,254
	Fu Jian Anjoy Foods Co. Ltd. Class A	208,657	5,225
	Shanghai RAAS Blood Products Co. Ltd. Class A	4,587,379	5,223
[1]	Jiayuan International Group Ltd.	13,420,671	5,221
	Hoshine Silicon Industry Co. Ltd. Class A	320,880	5,221
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	6,899,200	5,197
	Humanwell Healthcare Group Co. Ltd. Class A	1,415,300	5,192
	Hunan Valin Steel Co. Ltd. Class A	4,339,540	5,163
	CNNC Hua Yuan Titanium Dioxide Co. Ltd. Class A	1,932,600	5,159
*	Hang Zhou Great Star Industrial Co. Ltd. Class A	1,140,500	5,156
	Power Construction Corp. of China Ltd. Class A	6,819,409	5,152
	Datang International Power Generation Co. Ltd. Class H	33,565,794	5,138
	Huadian Power International Corp. Ltd. Class H	18,560,025	5,131
	XCMG Construction Machinery Co. Ltd. Class A	5,679,100	5,130

		Shares	Market Value ($000)
	Zhejiang HangKe Technology Inc. Co. Class A	267,144	5,103
	Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	2,623,216	5,094
	Hisense Home Appliances Group Co. Ltd.	4,354,464	5,072
	Jason Furniture Hangzhou Co. Ltd. Class A	504,884	5,072
	Guoyuan Securities Co. Ltd. Class A	4,548,540	5,068
*,3	Meitu Inc.	25,085,704	5,065
	Gemdale Corp. Class A	3,889,884	5,052
	China Tian Lun Gas Holdings Ltd.	4,917,520	5,042
	Youngor Group Co. Ltd. Class A	5,088,600	5,022
	JNBY Design Ltd.	2,392,164	5,014
[3]	Midea Real Estate Holding Ltd.	2,914,535	4,930
*	CanSino Biologics Inc. Class A	51,999	4,925
	Guangdong Electric Power Development Co. Ltd. Class B	15,855,512	4,900
*	Beijing Shougang Co. Ltd. Class A	4,421,495	4,847
*	Do-Fluoride New Materials Co. Ltd. Class A	629,700	4,836
	Yonghui Superstores Co. Ltd. Class A	7,723,581	4,835
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	5,197,843	4,816
	Tianshui Huatian Technology Co. Ltd. Class A	2,177,845	4,806
	Sangfor Technologies Inc. Class A	127,679	4,802
	Shanghai Jahwa United Co. Ltd. Class A	636,655	4,799
	Shenergy Co. Ltd. Class A	5,400,042	4,798
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd. Class A	655,665	4,798
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd. Class A	511,952	4,766
	Concord New Energy Group Ltd.	64,901,231	4,765
*	CSC Financial Co. Ltd. Class A	1,162,500	4,761
	Shanghai M&G Stationery Inc. Class A	433,200	4,747
	Ningxia Baofeng Energy Group Co. Ltd. Class A	1,946,760	4,737
	Beijing-Shanghai High Speed Railway Co. Ltd. Class A	6,333,300	4,722
	Anhui Honglu Steel Construction Group Co. Ltd. Class A	592,101	4,704
	Gongniu Group Co. Ltd. Class A	163,700	4,695
	Dongfang Electric Corp. Ltd. Class A (XSSC)	2,578,100	4,667
	Apeloa Pharmaceutical Co. Ltd. Class A	1,088,400	4,661
*	Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	1,104,127	4,652
	Dongxing Securities Co. Ltd. Class A	2,900,222	4,633
	Qingdao Haier Biomedical Co. Ltd. Class A	283,322	4,583
	Oppein Home Group Inc. Class A	205,000	4,574
	Shandong Sun Paper Industry JSC Ltd. Class A	2,540,900	4,564
	Tongling Nonferrous Metals Group Co. Ltd. Class A	7,994,606	4,556
	SDIC Capital Co. Ltd. Class A	3,945,860	4,542
	AVIC Electromechanical Systems Co. Ltd. Class A	2,943,800	4,520

		Shares	Market Value ($000)
*,3	Red Star Macalline Group Corp. Ltd. Class H	7,680,164	4,517
	PharmaBlock Sciences Nanjing Inc. Class A	195,977	4,497
	Weihai Guangwei Composites Co. Ltd. Class A	423,740	4,490
*,2	China Machinery Engineering Corp. Class H	9,475,525	4,472
	Shenzhen Huaqiang Industry Co. Ltd. Class A	1,752,830	4,472
	Consun Pharmaceutical Group Ltd.	7,562,994	4,464
*	Guanghui Energy Co. Ltd. Class A	7,135,500	4,450
	China National Chemical Engineering Co. Ltd. Class A	3,279,845	4,447
	CECEP Wind-Power Corp. Class A	6,825,144	4,433
	Zhejiang Longsheng Group Co. Ltd. Class A	2,329,400	4,432
	Shanghai Mechanical & Electrical Industry Co. Ltd. Class B	3,604,839	4,427
*	First Capital Securities Co. Ltd. Class A	4,579,200	4,427
	Bank of Chongqing Co. Ltd. Class H	7,460,103	4,424
*	Chongqing Iron & Steel Co. Ltd. Class A	10,602,174	4,413
	Wuhan Raycus Fiber Laser Technologies Co. Ltd. Class A	268,396	4,405
	Guangdong Provincial Expressway Development Co. Ltd. Class B	6,655,836	4,397
	Winning Health Technology Group Co. Ltd. Class A	1,963,130	4,385
	Wuchan Zhongda Group Co. Ltd. Class A	4,822,385	4,382
	Proya Cosmetics Co. Ltd. Class A	175,232	4,382
	Beijing Shiji Information Technology Co. Ltd. Class A	1,398,180	4,380
	China Minmetals Rare Earth Co. Ltd. Class A	748,600	4,376
	Beijing Sinnet Technology Co. Ltd. Class A	1,743,400	4,371
	G-bits Network Technology Xiamen Co. Ltd. Class A	63,849	4,368
[3]	China New Higher Education Group Ltd.	8,373,112	4,367
	Visual China Group Co. Ltd. Class A	2,528,697	4,365
	Henan Shenhuo Coal & Power Co. Ltd. Class A	2,400,200	4,360
	SooChow Securities Co. Ltd. Class A	3,545,290	4,311
	Jiangsu Jiejie Microelectronics Co. Ltd. Class A	721,761	4,303
	Hubei Energy Group Co. Ltd. Class A	6,670,567	4,302
	Luxi Chemical Group Co. Ltd. Class A	1,380,500	4,295
	Yantai Jereh Oilfield Services Group Co. Ltd. Class A	729,673	4,279
	Western Superconducting Technologies Co. Ltd. Class A	356,033	4,278
*	Huangshan Tourism Development Co. Ltd. Class B	6,167,354	4,276
	Hubei Feilihua Quartz Glass Co. Ltd. Class A	506,596	4,247
*	Estun Automation Co. Ltd. Class A	700,300	4,243
	Yuexiu Transport Infrastructure Ltd.	8,016,863	4,229
	Zhejiang Juhua Co. Ltd. Class A	2,308,646	4,223
	Hubei Xingfa Chemicals Group Co. Ltd. Class A	1,111,200	4,214

		Shares	Market Value ($000)
	Times Neighborhood Holdings Ltd.	6,292,870	4,209
	Beijing Dabeinong Technology Group Co. Ltd. Class A	3,422,600	4,205
	Bank of Changsha Co. Ltd. Class A	3,456,600	4,201
	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	17,122,161	4,180
	Sinolink Securities Co. Ltd. Class A	2,512,146	4,178
*,3	JD Logistics Inc.	1,155,788	4,172
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A (XSSC)	895,516	4,168
	Zhuzhou Hongda Electronics Corp. Ltd. Class A	349,100	4,157
[1]	China Modern Dairy Holdings Ltd.	22,971,606	4,147
[1]	Comba Telecom Systems Holdings Ltd.	17,752,993	4,140
*	Jiangsu Hoperun Software Co. Ltd. Class A	693,500	4,137
	Hesteel Co. Ltd. Class A	9,894,043	4,137
*	Offcn Education Technology Co. Ltd. Class A	2,041,662	4,132
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	1,558,000	4,121
	Addsino Co. Ltd. Class A	1,350,000	4,120
	Xinjiang Zhongtai Chemical Co. Ltd. Class A	2,308,100	4,117
*	Trip.com Group Ltd.	154,665	4,100
	Beijing Enlight Media Co. Ltd. Class A	2,966,880	4,097
	Shenzhen Sunlord Electronics Co. Ltd. Class A	651,400	4,090
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	771,230	4,077
	Shan Xi Hua Yang Group New Energy Co. Ltd. Class A	2,729,000	4,073
	Sinopec Kantons Holdings Ltd.	11,418,700	4,072
	Ningbo Joyson Electronic Corp. Class A	1,034,900	4,068
	Southwest Securities Co. Ltd. Class A	5,775,609	4,065
	Shanxi Securities Co. Ltd. Class A	4,162,379	4,063
	Liaoning Cheng Da Co. Ltd. Class A	1,326,700	4,020
*	Spring Airlines Co. Ltd. Class A	546,392	4,018
	Beijing Easpring Material Technology Co. Ltd. Class A	386,000	4,006
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	6,585,797	3,999
	China Merchants Energy Shipping Co. Ltd. Class A	6,823,705	3,991
	Sinofibers Technology Co. Ltd. Class A	505,823	3,989
	Beijing United Information Technology Co. Ltd. Class A	262,812	3,982
	Western Securities Co. Ltd. Class A	3,483,344	3,977
	Riyue Heavy Industry Co. Ltd. Class A	736,832	3,974
	Xianhe Co. Ltd. Class A	642,800	3,955
	Bank of Jiangsu Co. Ltd. Class A	4,054,884	3,933
	Keshun Waterproof Technologies Co. Ltd. Class A	1,639,620	3,907
*,3	Maoyan Entertainment	3,087,177	3,900
*	Yunnan Tin Co. Ltd. Class A	1,429,273	3,889
	Zhejiang Weixing New Building Materials Co. Ltd. Class A	1,312,840	3,886
	Shenzhen Senior Technology Material Co. Ltd. Class A	588,855	3,886
	Ningbo Tuopu Group Co. Ltd. Class A	736,587	3,868

		Shares	Market Value ($000)
	Avary Holding Shenzhen Co. Ltd. Class A	675,240	3,862
	Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A	224,104	3,856
	Tianjin ZhongXin Pharmaceutical Group Corp. Ltd. Class A	965,868	3,854
	Sichuan Yahua Industrial Group Co. Ltd. Class A	756,600	3,841
	West China Cement Ltd.	25,624,756	3,830
	Unisplendour Corp. Ltd. Class A	934,552	3,821
	Jiangxi Copper Co. Ltd. Class A	948,901	3,816
*	Chifeng Jilong Gold Mining Co. Ltd. Class A	1,555,200	3,803
	China Shineway Pharmaceutical Group Ltd.	3,751,854	3,800
	Livzon Pharmaceutical Group Inc. Class A (XSEC)	617,543	3,791
	CECEP Solar Energy Co. Ltd. Class A	3,474,900	3,781
	Zhejiang Huahai Pharmaceutical Co. Ltd. Class A	1,248,740	3,777
	Qingdao TGOOD Electric Co. Ltd. Class A	809,618	3,767
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. Class A	663,343	3,765
	COSCO SHIPPING Development Co. Ltd. Class A (XSSC)	7,349,072	3,752
	Weifu High-Technology Group Co. Ltd. Class B	2,019,242	3,747
	Daan Gene Co. Ltd. Class A	1,104,270	3,744
*,1	China Maple Leaf Educational Systems Ltd.	18,356,959	3,737
*	Sinofert Holdings Ltd.	21,410,198	3,720
*	Shenzhen MTC Co. Ltd. Class A	3,810,500	3,692
*	Youdao Inc. ADR	416,089	3,670
	China National Software & Service Co. Ltd. Class A	407,300	3,667
	East Group Co. Ltd. Class A	2,257,800	3,663
	Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd. Class A	1,218,600	3,661
	Shenzhen Kedali Industry Co. Ltd. Class A	200,605	3,653
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd. Class A	796,234	3,646
*	Tianfeng Securities Co. Ltd. Class A	5,491,326	3,644
*	Ronshine China Holdings Ltd.	7,014,985	3,643
	NanJi E-Commerce Co. Ltd. Class A	2,289,093	3,640
	C&S Paper Co. Ltd. Class A	1,196,908	3,638
	Zhefu Holding Group Co. Ltd. Class A	4,180,250	3,636
*	Tianli Education International Holdings Ltd.	13,154,042	3,633
	AVIC Industry-Finance Holdings Co. Ltd. Class A	6,033,795	3,619
[1,3]	Archosaur Games Inc.	2,863,676	3,617
	Sealand Securities Co. Ltd. Class A	5,956,200	3,613
	Tianma Microelectronics Co. Ltd. Class A	1,661,871	3,610
	Zhejiang Jiecang Linear Motion Technology Co. Ltd. Class A	479,861	3,606
	Shanghai Chinafortune Co. Ltd. Class A	1,455,500	3,605
	China Harmony Auto Holding Ltd.	7,719,814	3,604
*	SPIC Dongfang New Energy Corp. Class A	5,562,094	3,603

		Shares	Market Value ($000)
	Fangda Carbon New Material Co. Ltd. Class A	2,630,545	3,589
	Zhongji Innolight Co. Ltd. Class A	541,679	3,586
	Hefei Meiya Optoelectronic Technology Inc. Class A	467,420	3,583
	Zhejiang Supor Co. Ltd. Class A	445,175	3,574
	CTS International Logistics Corp. Ltd. Class A	1,780,832	3,570
	Financial Street Holdings Co. Ltd. Class A	4,058,405	3,566
*	Skyfame Realty Holdings Ltd.	30,098,382	3,561
	Xiamen Kingdomway Group Co. Class A	667,531	3,557
	Xinhua Winshare Publishing & Media Co. Ltd. Class H	5,485,892	3,551
	Han's Laser Technology Industry Group Co. Ltd. Class A	615,300	3,519
	Sichuan Kelun Pharmaceutical Co. Ltd. Class A	1,236,731	3,518
*	China Zhongwang Holdings Ltd.	17,459,813	3,510
	Shanghai Weaver Network Co. Ltd. Class A	318,604	3,496
	Shandong Linglong Tyre Co. Ltd. Class A	602,116	3,496
*	TCL Electronics Holdings Ltd.	6,846,732	3,489
	Shenzhen H&T Intelligent Control Co. Ltd. Class A	852,900	3,483
	Tangshan Sanyou Chemical Industries Co. Ltd. Class A	1,820,900	3,480
	Shandong Pharmaceutical Glass Co. Ltd. Class A	653,780	3,476
	Shenzhen Kaifa Technology Co. Ltd. Class A	1,212,750	3,471
	Huaibei Mining Holdings Co. Ltd. Class A	1,926,098	3,462
	FAW Jiefang Group Co. Ltd.	2,022,485	3,460
[1,3]	Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. Class H	2,419,401	3,458
	China South Publishing & Media Group Co. Ltd. Class A	2,673,861	3,441
	Shenzhen Sunway Communication Co. Ltd. Class A	854,235	3,432
	Jointown Pharmaceutical Group Co. Ltd. Class A	1,571,414	3,432
	Sinoma International Engineering Co. Class A	2,078,800	3,424
	Joincare Pharmaceutical Group Industry Co. Ltd. Class A	1,865,496	3,411
	Boya Bio-pharmaceutical Group Co. Ltd. Class A	410,384	3,410
	Shanghai Pharmaceuticals Holding Co. Ltd. Class A (XSSC)	1,152,367	3,402
*	Meinian Onehealth Healthcare Holdings Co. Ltd. Class A	2,898,493	3,382
	Yangzhou Yangjie Electronic Technology Co. Ltd. Class A	373,500	3,382
*	Guangdong Golden Dragon Development Inc. Class A	1,354,300	3,381
	KingClean Electric Co. Ltd. Class A	731,319	3,379
	Yunnan Copper Co. Ltd. Class A	1,599,700	3,373
	Zhejiang Hailiang Co. Ltd. Class A	1,912,600	3,372
	Hisense Home Appliances Group Co. Ltd. Class A (XSEC)	1,817,757	3,371
	All Winner Technology Co. Ltd. Class A	224,700	3,370
	Shanghai Electric Power Co. Ltd. Class A	3,206,308	3,367

		Shares	Market Value ($000)
*	Hi Sun Technology China Ltd.	20,092,456	3,365
	Shandong Publishing & Media Co. Ltd. Class A	4,126,587	3,357
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	906,386	3,351
	Chengtun Mining Group Co. Ltd. Class A	2,289,000	3,342
	Zhejiang Cfmoto Power Co. Ltd. Class A	209,000	3,341
	Northeast Securities Co. Ltd. Class A	2,763,300	3,339
	AVICOPTER plc Class A	421,691	3,335
	Hangzhou Oxygen Plant Group Co. Ltd.	618,100	3,332
	TongFu Microelectronics Co. Ltd. Class A	915,220	3,305
*	Pacific Securities Co. Ltd. Class A	6,829,126	3,297
*	Guizhou Xinbang Pharmaceutical Co. Ltd. Class A	2,404,300	3,293
	Shanying International Holding Co. Ltd. Class A	6,598,800	3,293
*	Yuan Longping High-tech Agriculture Co. Ltd. Class A	1,061,000	3,290
	Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	771,541	3,287
	Zibo Qixiang Tengda Chemical Co. Ltd. Class A	1,771,300	3,277
	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class A	1,399,207	3,276
	Guizhou Panjiang Refined Coal Co. Ltd. Class A	2,860,600	3,275
	Greenland Holdings Corp. Ltd. Class A	4,878,405	3,268
	Huagong Tech Co. Ltd. Class A	750,600	3,265
	Dian Diagnostics Group Co. Ltd. Class A	594,000	3,258
	Nanjing Securities Co. Ltd. Class A	2,029,600	3,240
	NavInfo Co. Ltd. Class A	1,623,819	3,235
*	BTG Hotels Group Co. Ltd. Class A	1,117,088	3,225
*	Pacific Shuanglin Bio-pharmacy Co. Ltd.	671,959	3,225
*	So-Young International Inc. ADR	449,869	3,221
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd. Class A	5,530,215	3,213
	Jiangsu Nata Opto-electronic Material Co. Ltd. Class A	251,200	3,197
	Xinyangfeng Agricultural Technology Co. Ltd. Class A	1,110,800	3,196
	An Hui Wenergy Co. Ltd. Class A	5,680,521	3,186
	Hengdian Group DMEGC Magnetics Co. Ltd. Class A	1,347,100	3,183
	Chaowei Power Holdings Ltd.	6,409,328	3,177
*	Suning Universal Co. Ltd. Class A	3,542,392	3,172
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A	3,906,300	3,168
	Sichuan Road & Bridge Co. Ltd. Class A	3,362,950	3,168
	Haohua Chemical Science & Technology Co. Ltd.	678,900	3,162
	Dazhong Transportation Group Co. Ltd. Class B	10,955,524	3,157
	Hebei Hengshui Laobaigan Liquor Co. Ltd. Class A	963,500	3,152
	Jinke Properties Group Co. Ltd. Class A	4,716,739	3,148
	Shanghai Belling Co. Ltd. Class A	574,800	3,129
	Pingdingshan Tianan Coal Mining Co. Ltd. Class A	2,899,000	3,124
	Shanghai Bailian Group Co. Ltd. Class B	3,480,464	3,118
	Ningbo Zhoushan Port Co. Ltd. Class A	5,435,346	3,116

		Shares	Market Value ($000)
	Sailun Group Co. Ltd. Class A	2,192,664	3,110
	Sinocare Inc. Class A	662,149	3,094
[1,3]	YiChang HEC ChangJiang Pharmaceutical Co. Ltd. Class H	4,000,064	3,084
	Huaneng Power International Inc. Class A (XSSC)	5,179,976	3,079
	China Great Wall Securities Co. Ltd. Class A	2,147,000	3,076
	WUS Printed Circuit Kunshan Co. Ltd. Class A	1,495,450	3,067
	Fujian Funeng Co. Ltd. Class A	1,714,542	3,037
	Anhui Expressway Co. Ltd. Class A	3,490,233	3,035
	Heilongjiang Agriculture Co. Ltd. Class A	1,313,700	3,030
*	Beijing Chunlizhengda Medical Instruments Co. Ltd. Class H	1,124,090	3,028
	Shanghai Jin Jiang Capital Co. Ltd. Class H	14,595,929	3,021
	China Railway Signal & Communication Corp. Ltd. Class A	3,848,563	3,020
	Jilin Aodong Pharmaceutical Group Co. Ltd. Class A	1,309,087	3,015
	Shanghai Huayi Group Co. Ltd. Class B	4,479,735	3,011
	Shaanxi International Trust Co. Ltd. Class A	6,349,200	3,011
*	Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A	6,789,105	3,010
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	3,176,313	3,009
*	LVGEM China Real Estate Investment Co. Ltd.	12,748,602	3,000
	Jiangxi Zhengbang Technology Co. Ltd. Class A	2,031,702	2,997
	Leyard Optoelectronic Co. Ltd. Class A	2,029,000	2,995
	Chengdu Fusen Noble-House Industrial Co. Ltd. Class A	1,616,721	2,995
	Nanjing Hanrui Cobalt Co. Ltd. Class A	217,900	2,994
	Zhejiang China Commodities City Group Co. Ltd. Class A	4,370,600	2,989
*	Beijing BDStar Navigation Co. Ltd. Class A	449,100	2,976
	Beijing Shunxin Agriculture Co. Ltd. Class A	615,429	2,974
	Ninestar Corp. Class A	533,014	2,970
	Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	1,732,671	2,970
	Wangfujing Group Co. Ltd. Class A	739,900	2,963
	Hubei Dinglong Co. Ltd. Class A	811,900	2,963
	Anhui Anke Biotechnology Group Co. Ltd. Class A	1,310,617	2,958
	Fujian Sunner Development Co. Ltd. Class A	1,022,800	2,957
	Longshine Technology Group Co. Ltd. Class A	1,048,056	2,953
	Guangzhou Haige Communications Group Inc. Co. Class A	1,915,959	2,943
	Beijing Yanjing Brewery Co. Ltd. Class A	3,037,510	2,941
	Zhongliang Holdings Group Co. Ltd.	5,408,689	2,938
[3]	China Everbright Greentech Ltd.	8,543,713	2,937
	Fiberhome Telecommunication Technologies Co. Ltd. Class A	952,080	2,935
[1,3]	Redco Properties Group Ltd.	10,266,787	2,934

		Shares	Market Value ($000)
	Tianjin Capital Environmental Protection Group Co. Ltd. Class A (XSSC)	3,261,275	2,933
*	Sichuan Hebang Biotechnology Co. Ltd. Class A	7,881,700	2,931
	Hangzhou Binjiang Real Estate Group Co. Ltd. Class A	4,834,433	2,925
	Shenzhen World Union Group Inc. Class A	2,523,380	2,913
	China World Trade Center Co. Ltd. Class A	1,228,300	2,903
	Yintai Gold Co. Ltd. Class A	2,050,500	2,902
	NSFOCUS Technologies Group Co. Ltd. Class A	830,084	2,900
*	Chongqing Fuling Zhacai Group Co. Ltd. Class A	614,100	2,891
	Huolinhe Opencut Coal Industry Corp. Ltd. of Inner Mongolia Class A	1,795,304	2,887
	China National Medicines Corp. Ltd. Class A	610,388	2,874
	Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A	2,445,100	2,867
	Guangdong Hybribio Biotech Co. Ltd. Class A	630,605	2,866
	Joyoung Co. Ltd. Class A	733,277	2,855
	Datang International Power Generation Co. Ltd. Class A	7,313,411	2,850
	CSG Holding Co. Ltd. Class A	1,885,832	2,840
	China National Accord Medicines Corp. Ltd. Class B	998,169	2,837
	YTO Express Group Co. Ltd. Class A	2,026,659	2,837
	Kunlun Tech Co. Ltd. Class A	1,076,900	2,831
	Westone Information Industry Inc. Class A	648,989	2,824
	Hebei Chengde Lolo Co. Class A	1,864,868	2,815
	Juewei Food Co. Ltd. Class A	265,364	2,812
	Qianhe Condiment & Food Co. Ltd. Class A	755,102	2,809
	E-House China Enterprise Holdings Ltd.	6,575,549	2,805
	Guangdong Hongda Blasting Co. Ltd. Class A	577,800	2,805
	Beijing North Star Co. Ltd. Class A (XSSC)	8,484,081	2,802
	Xinfengming Group Co. Ltd. Class A	940,069	2,799
*	Central China Securities Co. Ltd. Class A (XSSC)	4,044,600	2,798
*	Red Star Macalline Group Corp. Ltd. Class A	1,755,964	2,786
	Hangjin Technology Co. Ltd. Class A	522,400	2,784
	Bank of Chengdu Co. Ltd. Class A	1,656,427	2,776
	Zhejiang Dingli Machinery Co. Ltd. Class A	317,685	2,768
	DHC Software Co. Ltd. Class A	2,504,600	2,763
	Sinotrans Ltd. Class A (XSSC)	3,819,621	2,759
	Guangzhou Wondfo Biotech Co. Ltd. Class A	329,576	2,759
	Xinjiang Goldwind Science & Technology Co. Ltd. Class A (XSEC)	1,227,358	2,758
	Luoxin Pharmaceuticals Group Stock Co. Ltd. Class A	2,081,101	2,753
	Huaxi Securities Co. Ltd. Class A	2,013,739	2,751

		Shares	Market Value ($000)
	Jiangsu Guotai International Group Co. Ltd.	1,469,884	2,745
	GRG Banking Equipment Co. Ltd. Class A	1,695,943	2,745
	Huadian Power International Corp. Ltd. Class A (XSSC)	5,551,800	2,744
	Guangxi Guiguan Electric Power Co. Ltd. Class A	3,599,184	2,742
	Zhejiang Xinan Chemical Industrial Group Co. Ltd. Class A	802,000	2,742
	Huafa Industrial Co. Ltd. Zhuhai Class A	3,082,200	2,739
	China South City Holdings Ltd.	28,703,084	2,736
[1]	Dongfang Electric Corp. Ltd. Class H	3,231,392	2,735
	Perfect World Co. Ltd. Class A	1,102,250	2,726
	COSCO SHIPPING Energy Transportation Co. Ltd. Class A (XSSC)	3,458,000	2,725
	Jizhong Energy Resources Co. Ltd. Class A	4,360,176	2,721
*	China Tianying Inc. Class A	4,200,900	2,720
	Weifu High-Technology Group Co. Ltd. Class A	867,641	2,719
	Titan Wind Energy Suzhou Co. Ltd. Class A	1,592,800	2,719
	Jiangsu Zhongtian Technology Co. Ltd. Class A	2,306,600	2,717
	TangShan Port Group Co. Ltd. Class A	7,197,500	2,712
*	Zhejiang Yongtai Technology Co. Ltd. Class A	772,264	2,707
	Mayinglong Pharmaceutical Group Co. Ltd. Class A	691,425	2,707
	Infore Environment Technology Group Co. Ltd. Class A	2,812,088	2,706
*	Sinopec Oilfield Service Corp. Class H	32,772,792	2,700
	Yango Group Co. Ltd. Class A	3,984,593	2,700
	Hainan Poly Pharm Co. Ltd. Class A	396,876	2,698
	Shenzhen YUTO Packaging Technology Co. Ltd. Class A	641,480	2,685
	Guangzhou Shangpin Home Collection Co. Ltd. Class A	255,081	2,677
	Zhejiang Weiming Environment Protection Co. Ltd. Class A	620,981	2,675
	Fibocom Wireless Inc. Class A	303,160	2,672
*	Guangshen Railway Co. Ltd. Class H	15,465,193	2,671
	Fangda Special Steel Technology Co. Ltd. Class A	2,242,839	2,662
	Beijing Originwater Technology Co. Ltd. Class A	2,479,000	2,657
	Newland Digital Technology Co. Ltd. Class A	1,109,697	2,655
	Beijing Cisri-Gaona Materials & Technology Co. Ltd. Class A	491,800	2,654
	Shenzhen Goodix Technology Co. Ltd. Class A	143,147	2,651
	Lier Chemical Co. Ltd. Class A	548,302	2,645
	Gan & Lee Pharmaceuticals Co. Ltd. Class A	234,660	2,644
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd.	1,666,200	2,642
*	Montnets Cloud Technology Group Co. Ltd. Class A	738,900	2,641
	Wuhu Token Science Co. Ltd. Class A	1,890,328	2,631

		Shares	Market Value ($000)
	Edifier Technology Co. Ltd. Class A	1,324,600	2,628
	Beijing E-Hualu Information Technology Co. Ltd. Class A	639,723	2,621
	Anhui Jinhe Industrial Co. Ltd. Class A	572,473	2,621
*	Chengzhi Co. Ltd. Class A	1,133,107	2,613
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A (XSSC)	1,452,983	2,613
	Yutong Bus Co. Ltd. Class A	1,482,767	2,611
*	Gree Real Estate Co. Ltd. Class A	2,252,569	2,610
	Guolian Securities Co. Ltd. Class A	1,335,400	2,601
	Sai Micro Electronics Inc. Class A	521,574	2,600
	Lushang Health Industry Development Co. Ltd. Class A	1,495,000	2,600
	MLS Co. Ltd. Class A	1,032,565	2,596
	5I5J Holding Group Co. Ltd. Class A	4,654,981	2,593
	Huaan Securities Co. Ltd. Class A	3,291,080	2,591
	Jinneng Science&Technology Co. Ltd. Class A	1,039,480	2,588
	ORG Technology Co. Ltd. Class A	3,221,100	2,583
	China Lilang Ltd.	4,128,094	2,580
*	Dong-E-E-Jiao Co. Ltd. Class A	545,380	2,580
	China Foods Ltd.	7,962,706	2,578
*	YaGuang Technology Group Co. Ltd.	1,311,300	2,577
	Shanghai Haixin Group Co. Class B	7,509,733	2,564
	Anhui Expressway Co. Ltd. Class H	4,276,239	2,556
	Topsec Technologies Group Inc. Class A	899,100	2,546
	Jiangsu Zhongnan Construction Group Co. Ltd. Class A	3,591,330	2,541
	Kaishan Group Co. Ltd. Class A	1,177,149	2,538
	Shanghai Sinyang Semiconductor Materials Co. Ltd. Class A	264,700	2,537
	Milkyway Chemical Supply Chain Service Co. Ltd. Class A	185,000	2,537
*	Bank of Zhengzhou Co. Ltd. Class A	4,739,549	2,535
	Guangdong Baolihua New Energy Stock Co. Ltd. Class A	3,179,300	2,534
*	GCL System Integration Technology Co. Ltd. Class A	3,838,800	2,534
	Chinese Universe Publishing & Media Group Co. Ltd. Class A	1,507,580	2,514
*	Tongdao Liepin Group	1,359,451	2,513
	Guangzhou Restaurant Group Co. Ltd. Class A	748,160	2,507
	Shanghai Bailian Group Co. Ltd. Class A (XSSC)	1,058,200	2,501
	Shenzhen Megmeet Electrical Co. Ltd. Class A	519,225	2,498
	Tianjin 712 Communication & Broadcasting Co. Ltd. Class A	399,500	2,497
	Bethel Automotive Safety Systems Co. Ltd. Class A	402,100	2,497
	Shenzhen Properties & Resources Development Group Ltd. Class A	1,389,110	2,497
*,3	Ascletis Pharma Inc.	6,587,704	2,488
	OFILM Group Co. Ltd. Class A	2,171,614	2,482
	Quectel Wireless Solutions Co. Ltd. Class A	109,846	2,479
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	761,215	2,464

		Shares	Market Value ($000)
	State Grid Information & Communication Co. Ltd.	1,333,722	2,463
	RiseSun Real Estate Development Co. Ltd. Class A	3,487,556	2,461
	Ningbo Sanxing Medical Electric Co. Ltd. Class A	1,105,200	2,454
	Sansteel Minguang Co. Ltd. Fujian Class A	1,782,300	2,453
	Shenzhen Everwin Precision Technology Co. Ltd. Class A	882,304	2,433
	CPMC Holdings Ltd.	4,288,018	2,431
	Jinduicheng Molybdenum Co. Ltd. Class A	2,220,900	2,428
	Laobaixing Pharmacy Chain JSC Class A	356,613	2,420
*	Shenzhen Airport Co. Ltd. Class A	2,236,800	2,415
	Eoptolink Technology Inc. Ltd. Class A	339,813	2,413
	Shennan Circuits Co. Ltd. Class A	127,854	2,412
	Sino Wealth Electronic Ltd. Class A	223,369	2,412
	China Kepei Education Group Ltd.	4,201,574	2,410
	Beijing Capital Eco-Environment Protection Group Co. Ltd. Class A	4,889,190	2,403
	Shenzhen Jinjia Group Co. Ltd. Class A	1,579,368	2,399
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd. Class A	2,386,296	2,399
	Sieyuan Electric Co. Ltd. Class A	541,400	2,397
	China Galaxy Securities Co. Ltd. Class A	1,620,500	2,395
[3]	Hangzhou Tigermed Consulting Co. Ltd. Class H	123,348	2,395
	Shanxi Coking Co. Ltd. Class A	3,136,871	2,390
	China Zheshang Bank Co. Ltd. Class A	4,258,400	2,389
*	Beijing Enterprises Clean Energy Group Ltd.	201,763,090	2,387
	Jiangsu Hengshun Vinegar Industry Co. Ltd. Class A	954,389	2,387
[1]	First Tractor Co. Ltd. Class H	4,782,714	2,386
	Harbin Boshi Automation Co. Ltd. Class A	1,241,125	2,384
	Nanjing Iron & Steel Co. Ltd. Class A	4,094,946	2,377
*	Hanergy Thin Film Power Group Ltd.	84,704,000	2,362
	Wuxi Taiji Industry Co. Ltd. Class A	1,631,000	2,361
	Shanghai Jinjiang International Hotels Co. Ltd. Class A	375,400	2,359
	Haisco Pharmaceutical Group Co. Ltd. Class A	752,163	2,347
	Yifan Pharmaceutical Co. Ltd. Class A	1,109,900	2,347
	BBMG Corp. Class A (XSSC)	5,978,491	2,344
	Liaoning Port Co. Ltd. Class A	9,009,465	2,344
	China Resources Double Crane Pharmaceutical Co. Ltd. Class A	1,359,654	2,343
[3]	Cathay Media & Education Group Inc.	4,529,903	2,343
	Wens Foodstuffs Group Co. Ltd. Class A	1,199,555	2,340
	Guangzhou Zhujiang Brewery Co. Ltd. Class A	1,606,796	2,338
	Shenzhen Gas Corp. Ltd. Class A	2,087,100	2,336
	Bright Dairy & Food Co. Ltd. Class A	1,157,448	2,332
	Yantai Dongcheng Pharmaceutical Co. Ltd. Class A	809,419	2,330
*	360 Security Technology Inc. Class A	1,257,191	2,329
[2]	Hongta Securities Co. Ltd. Class A	1,131,403	2,328

		Shares	Market Value ($000)
	Anhui Zhongding Sealing Parts Co. Ltd. Class A	1,022,980	2,326
*	China Fangda Group Co. Ltd. Class B	6,247,740	2,325
	Beijing Capital Development Co. Ltd. Class A	3,145,413	2,322
*	Jilin Electric Power Co. Ltd. Class A	2,676,400	2,318
	Maanshan Iron & Steel Co. Ltd. Class A (XSSC)	3,004,861	2,305
	Yixintang Pharmaceutical Group Co. Ltd. Class A	509,579	2,302
	Xiamen C & D Inc. Class A	2,095,800	2,297
	Tibet Summit Resources Co. Ltd. Class A	573,840	2,291
	Tianshan Aluminum Group Co. Ltd. Class A	1,613,400	2,291
*	Hainan Development Holdings Nanhai Co. Ltd. Class A	1,007,800	2,288
	Victory Giant Technology Huizhou Co. Ltd. Class A	589,700	2,287
	Zhejiang Meida Industrial Co. Ltd. Class A	984,480	2,286
*	Fujian Star-net Communication Co. Ltd. Class A	529,433	2,282
	Sino-Platinum Metals Co. Ltd. Class A	530,660	2,279
*	Grandjoy Holdings Group Co. Ltd. Class A	4,543,046	2,276
*	China High Speed Transmission Equipment Group Co. Ltd.	3,658,236	2,273
	Xinxing Ductile Iron Pipes Co. Ltd. Class A	3,607,800	2,264
	Chacha Food Co. Ltd. Class A	386,978	2,262
	Three's Co. Media Group Co. Ltd. Class A	116,400	2,258
*,2	China Huiyuan Juice Group Ltd.	8,667,863	2,253
	Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A	2,121,150	2,248
	Wuhan Jingce Electronic Group Co. Ltd. Class A	198,761	2,239
	Grandblue Environment Co. Ltd. Class A	664,636	2,238
	Wanxiang Qianchao Co. Ltd. Class A	2,627,230	2,232
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. Class A	6,181,776	2,225
	Eastern Communications Co. Ltd. Class B	4,633,259	2,222
	Bank of Chongqing Co. Ltd. Class A	1,587,900	2,218
*	Baozun Inc. Class A	265,068	2,209
	Shanghai Shimao Co. Ltd. Class A	4,285,304	2,208
	Beijing Thunisoft Corp. Ltd. Class A	810,273	2,203
*	Shaanxi Construction Machinery Co. Ltd. Class A	1,259,800	2,203
	Camel Group Co. Ltd. Class A	1,012,512	2,198
*	Autohome Inc. Class A	191,028	2,196
	Risen Energy Co. Ltd. Class A	700,559	2,191
	IKD Co. Ltd. Class A	1,057,868	2,189
	Goldenmax International Technology Ltd. Class A	858,300	2,187
	Chengdu Xingrong Environment Co. Ltd. Class A	2,830,200	2,177
*	Guangdong HEC Technology Holding Co. Ltd. Class A	2,649,467	2,169
	Digital China Group Co. Ltd. Class A	743,500	2,164

		Shares	Market Value ($000)
	INESA Intelligent Tech Inc. Class B	5,100,446	2,163
	Zhongtai Securities Co. Ltd. Class A	1,525,900	2,163
	Shandong Longda Meat Foodstuff Co. Ltd. Class A	1,541,699	2,154
	Tianjin Guangyu Development Co. Ltd. Class A	3,178,190	2,153
	Guangzhou Automobile Group Co. Ltd. Class A (XSSC)	988,140	2,146
	Biem.L.Fdlkk Garment Co. Ltd. Class A	583,540	2,142
	Greenland Hong Kong Holdings Ltd.	8,732,362	2,138
	Leo Group Co. Ltd. Class A	5,903,800	2,135
	Xiamen Xiangyu Co. Ltd. Class A	1,911,701	2,135
	Zhongyuan Environment-Protection Co. Ltd. Class A	2,325,466	2,134
	China Eastern Airlines Corp. Ltd. Class A (XSSC)	3,121,400	2,133
*,1	BEST Inc. ADR	2,105,496	2,127
	Hunan Aihua Group Co. Ltd. Class A	392,897	2,127
	Harbin Electric Co. Ltd. Class H	8,451,020	2,123
	B-Soft Co. Ltd. Class A	1,755,195	2,123
	Blue Sail Medical Co. Ltd. Class A	663,503	2,122
	Zhejiang Crystal-Optech Co. Ltd. Class A	1,000,383	2,121
	CNHTC Jinan Truck Co. Ltd. Class A	592,228	2,119
	Beijing GeoEnviron Engineering & Technology Inc. Class A	914,546	2,117
*,1,3	Koolearn Technology Holding Ltd.	3,393,957	2,114
	Shanghai Shibei Hi-Tech Co. Ltd. Class B	7,357,725	2,100
	Huapont Life Sciences Co. Ltd. Class A	2,507,000	2,098
	Zhejiang Jingxin Pharmaceutical Co. Ltd. Class A	1,733,760	2,092
	Hainan Strait Shipping Co. Ltd. Class A	2,358,251	2,091
*	Zhongtian Financial Group Co. Ltd. Class A	6,203,600	2,089
*	Shandong Hi-speed Co. Ltd. Class A	2,185,500	2,087
*	Cinda Real Estate Co. Ltd. Class A	4,212,701	2,083
	Zhejiang Medicine Co. Ltd. Class A	841,500	2,082
	Beijing Tongtech Co. Ltd. Class A	426,422	2,082
*	Shanghai Junshi Biosciences Co. Ltd. Class A	221,954	2,082
*	Guosheng Financial Holding Inc. Class A	1,441,200	2,081
	Huabao Flavours & Fragrances Co. Ltd. Class A	312,644	2,075
	Shenzhen Changhong Technology Co. Ltd. Class A	591,753	2,071
	Shanghai Construction Group Co. Ltd. Class A	5,005,400	2,070
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	1,146,287	2,062
	Bluefocus Intelligent Communications Group Co. Ltd. Class A	2,394,600	2,041
	Accelink Technologies Co. Ltd. Class A	479,400	2,039
	Guangxi Wuzhou Zhongheng Group Co. Ltd. Class A	4,044,300	2,038
	Jiangxi Bank Co. Ltd. Class H	4,770,382	2,025
	Valiant Co. Ltd. Class A	719,500	2,023
	Shanghai Environment Group Co. Ltd. Class A	1,166,955	2,021
*	China Fortune Land Development Co. Ltd. Class A	2,998,223	2,015

		Shares	Market Value ($000)
	Wangsu Science & Technology Co. Ltd. Class A	2,090,700	2,011
	Wolong Electric Group Co. Ltd. Class A	1,008,100	2,009
*	Shanghai Jin Jiang Online Network Service Co. Ltd.	2,763,268	2,008
	Sichuan Shuangma Cement Co. Ltd. Class A	706,900	2,006
*,1,2	National Agricultural Holdings Ltd.	13,075,708	2,002
	Shenzhen Kingdom Sci-Tech Co. Ltd. Class A	1,004,082	1,990
	LianChuang Electronic Technology Co. Ltd. Class A	735,009	1,984
	Yantai Tayho Advanced Materials Co. Ltd. Class A	624,500	1,983
	Sichuan Expressway Co. Ltd. Class A (XSSC)	4,169,792	1,978
	Angang Steel Co. Ltd. Class A	2,532,750	1,975
	BGI Genomics Co. Ltd. Class A	113,290	1,975
*,1	Tongda Group Holdings Ltd.	51,829,662	1,973
	Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	675,446	1,969
	China Publishing & Media Co. Ltd. Class A	2,400,990	1,967
	Anji Microelectronics Technology Shanghai Co. Ltd. Class A	38,654	1,963
	Zhejiang Starry Pharmaceutical Co. Ltd. Class A	300,681	1,960
	Jiangsu Shagang Co. Ltd. Class A	1,774,700	1,956
	Chow Tai Seng Jewellery Co. Ltd. Class A	687,201	1,955
	Taiji Computer Corp. Ltd. Class A	542,591	1,954
	Shanghai Zijiang Enterprise Group Co. Ltd. Class A	1,722,003	1,952
	Suzhou TFC Optical Communication Co. Ltd. Class A	369,723	1,952
*	Guangzhou Yuexiu Financial Holdings Group Co. Ltd. Class A	1,192,737	1,950
	YanTai Shuangta Food Co. Ltd. Class A	1,114,400	1,950
	Shanghai Flyco Electrical Appliance Co. Ltd. Class A	324,346	1,949
	Chongqing Department Store Co. Ltd. Class A	477,000	1,945
	Huaxin Cement Co. Ltd. Class A (XSSC)	846,281	1,945
	Offshore Oil Engineering Co. Ltd. Class A	3,045,700	1,943
	Xiamen Meiya Pico Information Co. Ltd. Class A	660,620	1,927
	China Merchants Property Operation & Service Co. Ltd. Class A	926,700	1,927
	Wuhan DR Laser Technology Corp. Ltd. Class A	63,300	1,922
	Beijing SuperMap Software Co. Ltd. Class A	455,102	1,919
*	Roshow Technology Co. Ltd. Class A	1,000,900	1,918
	Rongan Property Co. Ltd. Class A	5,189,100	1,917
	Zhejiang Yasha Decoration Co. Ltd. Class A	1,699,592	1,916
	Shenzhen Infogem Technologies Co. Ltd. Class A	809,700	1,915
[1]	Shandong Chenming Paper Holdings Ltd. Class H	3,541,406	1,914

		Shares	Market Value ($000)
	Zhengzhou Coal Mining Machinery Group Co. Ltd. Class A	1,306,800	1,913
	Xingda International Holdings Ltd.	9,106,286	1,912
	CGN Nuclear Technology Development Co. Ltd. Class A	1,314,728	1,907
	Anhui Kouzi Distillery Co. Ltd. Class A	223,300	1,903
	China TransInfo Technology Co. Ltd. Class A	795,500	1,902
	Xiamen Intretech Inc. Class A	319,260	1,889
	Dalian Huarui Heavy Industry Group Co. Ltd. Class A	3,426,679	1,886
	Central China Securities Co. Ltd. Class H	10,266,945	1,877
	Jiangsu Nhwa Pharmaceutical Co. Ltd. Class A	914,200	1,876
	Jiuzhitang Co. Ltd. Class A	1,329,601	1,874
	Yunda Holding Co. Ltd. Class A	923,502	1,869
	COFCO Capital Holdings Co. Ltd. Class A	1,519,284	1,868
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd. Class A	641,900	1,866
	Shanghai Tunnel Engineering Co. Ltd. Class A	2,462,720	1,863
	Beijing Global Safety Technology Co. Ltd. Class A	441,303	1,860
*	Sumavision Technologies Co. Ltd. Class A	1,459,200	1,858
	Zhejiang Jiemei Electronic & Technology Co. Ltd. Class A	356,260	1,856
*	Visionox Technology Inc. Class A	1,176,672	1,854
	Zhejiang JIULI Hi-tech Metals Co. Ltd. Class A	1,112,850	1,854
	Sanquan Food Co. Ltd. Class A	782,125	1,848
	Autobio Diagnostics Co. Ltd. Class A	192,732	1,845
	Jiangsu Linyang Energy Co. Ltd. Class A	1,084,000	1,844
	Beibuwan Port Co. Ltd. Class A	1,547,140	1,842
	Opple Lighting Co. Ltd. Class A	479,456	1,841
	Xi'an Triangle Defense Co. Ltd. Class A	286,400	1,841
	Dashang Co. Ltd. Class A	632,143	1,839
	Henan Yuguang Gold & Lead Co. Ltd. Class A	2,026,300	1,839
	Tianjin Chase Sun Pharmaceutical Co. Ltd. Class A	2,715,377	1,833
	ChemPartner PharmaTech Co. Ltd. Class A	820,246	1,833
	Shenzhen Fastprint Circuit Tech Co. Ltd. Class A	802,800	1,827
	Shenzhen Yinghe Technology Co. Ltd. Class A	435,974	1,822
	China International Marine Containers Group Co. Ltd. Class A (XSEC)	749,700	1,821
	Amoy Diagnostics Co. Ltd. Class A	142,650	1,820
	Monalisa Group Co. Ltd. Class A	494,285	1,818
	AECC Aero-Engine Control Co. Ltd. Class A	565,000	1,806
	Xinyu Iron & Steel Co. Ltd. Class A	1,488,300	1,806
	PCI Technology Group Co. Ltd. Class A	1,547,000	1,800
*	Zheshang Securities Co. Ltd. Class A	1,044,547	1,798
	Betta Pharmaceuticals Co. Ltd. Class A	140,100	1,795
	Bear Electric Appliance Co. Ltd. Class A	222,590	1,790
	Bank of Guiyang Co. Ltd. Class A	1,734,400	1,787
	Yantai Zhenghai Magnetic Material Co. Ltd. Class A	793,700	1,787

		Shares	Market Value ($000)
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class A	845,509	1,782
	Zhende Medical Co. Ltd. Class A	286,538	1,781
	Tian Di Science & Technology Co. Ltd. Class A	2,695,445	1,779
	Sichuan Expressway Co. Ltd. Class H	7,901,253	1,761
	Jiangsu Provincial Agricultural Reclamation & Development Corp.	1,047,900	1,759
*	CQ Pharmaceutical Holding Co. Ltd. Class A	2,277,401	1,755
*	Sichuan Haite High-tech Co. Ltd. Class A	723,100	1,749
	Suofeiya Home Collection Co. Ltd. Class A	590,200	1,747
	Grinm Advanced Materials Co. Ltd. Class A	676,800	1,742
*	Siasun Robot & Automation Co. Ltd. Class A	1,007,740	1,741
[1]	Perennial Energy Holdings Ltd.	9,014,895	1,741
	Shenzhen Tagen Group Co. Ltd. Class A	2,271,945	1,740
	Maccura Biotechnology Co. Ltd. Class A	310,315	1,734
	SGIS Songshan Co. Ltd. Class A	2,336,400	1,733
	Renhe Pharmacy Co. Ltd. Class A	1,128,600	1,726
	Sunflower Pharmaceutical Group Co. Ltd. Class A	728,495	1,716
	Tangshan Jidong Cement Co. Ltd. Class A	930,500	1,715
	Edan Instruments Inc. Class A	839,800	1,715
	Beijing Aosaikang Pharmaceutical Co. Ltd. Class A	908,570	1,712
*	Markor International Home Furnishings Co. Ltd. Class A	2,963,600	1,712
	Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A	2,091,500	1,702
	Eternal Asia Supply Chain Management Ltd. Class A	2,012,797	1,698
	Dongjiang Environmental Co. Ltd. Class A	1,606,081	1,697
	Shanghai Shyndec Pharmaceutical Co. Ltd. Class A	1,177,773	1,694
*,1	Fullshare Holdings Ltd.	125,221,318	1,688
*	Ourpalm Co. Ltd. Class A	2,836,875	1,677
	Zhejiang Huace Film & Television Co. Ltd. Class A	1,902,400	1,676
*	Beijing Orient National Communication Science & Technology Co. Ltd. Class A	1,008,100	1,674
	Beijing Strong Biotechnologies Inc. Class A	569,700	1,671
*	Guangzhou GRG Metrology & Test Co. Ltd. Class A	294,500	1,656
	Guangshen Railway Co. Ltd. Class A (XSSC)	5,495,100	1,654
	China Express Airlines Co. Ltd. Class A	1,037,390	1,651
*	Fantasia Holdings Group Co. Ltd.	17,749,215	1,646
	CNOOC Energy Technology & Services Ltd. Class A	4,347,600	1,641
	Hangzhou Dptech Technologies Co. Ltd. Class A	252,674	1,639
	Caitong Securities Co. Ltd. Class A	1,083,100	1,635
	Qingling Motors Co. Ltd. Class H	7,692,534	1,633
	Shanghai AJ Group Co. Ltd. Class A	1,631,100	1,633

		Shares	Market Value ($000)
	Zhejiang Xianju Pharmaceutical Co. Ltd. Class A	951,400	1,629
	Guangdong South New Media Co. Ltd. Class A	222,495	1,625
	Shenzhen Desay Battery Technology Co. Class A	252,155	1,621
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd. Class A	1,235,186	1,609
	Advanced Technology & Materials Co. Ltd. Class A	1,038,800	1,604
	Yusys Technologies Co. Ltd. Class A	644,320	1,600
	Zhejiang Orient Financial Holdings Group Co. Ltd. Class A	2,718,627	1,598
	Shenzhen Sunline Tech Co. Ltd. Class A	694,400	1,589
*	Sonoscape Medical Corp. Class A	380,861	1,579
	Shanghai Pudong Construction Co. Ltd. Class A	1,680,539	1,578
	Shenzhen Suntak Circuit Technology Co. Ltd. Class A	675,400	1,574
	Dazhong Transportation Group Co. Ltd. Class A	3,104,070	1,573
	Xiamen Jihong Technology Co. Ltd. Class A	496,984	1,571
	Beijing Zhong Ke San Huan High-Tech Co. Ltd. Class A	836,700	1,566
	Shanghai Industrial Urban Development Group Ltd.	18,382,739	1,565
	Hubei Biocause Pharmaceutical Co. Ltd. Class A	3,029,791	1,564
	CMST Development Co. Ltd. Class A	1,922,706	1,562
	China Meheco Co. Ltd. Class A	922,364	1,557
	DaShenLin Pharmaceutical Group Co. Ltd. Class A	236,229	1,555
	Guangxi Wuzhou Communications Co. Ltd. Class A	2,784,880	1,554
	Chengdu Leejun Industrial Co. Ltd. Class A	713,700	1,544
*	Oceanwide Holdings Co. Ltd. Class A	4,993,346	1,542
	CGN Power Co. Ltd. Class A	3,900,400	1,535
	Shandong Denghai Seeds Co. Ltd. Class A	553,600	1,533
	Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd. Class A	329,500	1,529
	Hangzhou Shunwang Technology Co. Ltd. Class A	685,400	1,527
	Shanghai Ganglian E-Commerce Holdings Co. Ltd. Class A	178,240	1,519
*	Sinopec Oilfield Service Corp. Class A	4,928,000	1,517
	Zhejiang Wanliyang Co. Ltd. Class A	1,102,725	1,514
*,1	Colour Life Services Group Co. Ltd.	4,674,895	1,512
	Sinopec Shanghai Petrochemical Co. Ltd. Class A	3,027,700	1,511
	North Huajin Chemical Industries Co. Ltd. Class A	1,535,800	1,510
[1,3]	Everbright Securities Co. Ltd. Class H	1,947,432	1,503
	Zhejiang Narada Power Source Co. Ltd. Class A	671,600	1,501
	Universal Scientific Industrial Shanghai Co. Ltd. Class A	704,700	1,501
*	Beijing Sanju Environmental Protection & New Material Co. Ltd. Class A	1,671,161	1,498

		Shares	Market Value ($000)
	Zhongshan Public Utilities Group Co. Ltd. Class A	1,257,430	1,497
[1]	Hebei Construction Group Corp. Ltd. Class H	5,545,057	1,494
	Xinjiang Tianshan Cement Co. Ltd. Class A	783,700	1,486
*	Shandong Airlines Co. Ltd. Class B	2,621,777	1,481
*	China Aluminum International Engineering Corp. Ltd. Class A	2,197,500	1,476
	Ningbo Huaxiang Electronic Co. Ltd. Class A	491,300	1,474
	Liuzhou Iron & Steel Co. Ltd. Class A	1,379,661	1,473
	Glarun Technology Co. Ltd. Class A	704,000	1,473
*	Beijing Jetsen Technology Co. Ltd. Class A	2,250,400	1,463
	Xiamen ITG Group Corp. Ltd. Class A	1,327,000	1,461
*	Shandong Buchang Pharmaceuticals Co. Ltd. Class A	467,994	1,461
	Luenmei Quantum Co. Ltd. Class A	1,097,170	1,450
	Yantai Changyu Pioneer Wine Co. Ltd. Class A	302,331	1,450
	Zhejiang Runtu Co. Ltd. Class A	1,053,712	1,449
	DBG Technology Co. Ltd. Class A	748,242	1,449
	Sunward Intelligent Equipment Co. Ltd. Class A	1,073,708	1,442
*	Kama Co. Ltd. Class B	4,365,995	1,441
	Jiangling Motors Corp. Ltd. Class A	501,178	1,441
	YGSOFT Inc. Class A	1,328,461	1,439
	Shenzhen Tellus Holding Co. Ltd. Class A	604,735	1,439
	Vats Liquor Chain Store Management JSC Ltd. Class A	278,300	1,437
*	C&D Property Management Group Ltd.	2,423,088	1,437
*	Bohai Leasing Co. Ltd. Class A	3,663,500	1,436
	Henan Zhongyuan Expressway Co. Ltd. Class A	3,002,840	1,434
*	Huafu Fashion Co. Ltd.	1,846,024	1,433
	Qingdao Eastsoft Communication Technology Co. Ltd. Class A	511,800	1,428
	Lao Feng Xiang Co. Ltd. Class A	192,928	1,425
*	Zhejiang Qianjiang Motorcycle Co. Ltd. Class A	646,900	1,416
*	China Merchants Land Ltd.	10,861,861	1,413
	Beijing SL Pharmaceutical Co. Ltd. Class A	980,900	1,410
	Bluestar Adisseo Co. Class A	845,412	1,409
*	Guizhou Bailing Group Pharmaceutical Co. Ltd. Class A	1,330,336	1,408
	Shenzhen FRD Science & Technology Co. Ltd.	418,601	1,405
	Shandong Jincheng Pharmaceutical Group Co. Ltd. Class A	283,500	1,402
	Lu Thai Textile Co. Ltd. Class B	2,937,239	1,398
	KPC Pharmaceuticals Inc. Class A	973,100	1,395
	Shanghai Tongji Science & Technology Industrial Co. Ltd. Class A	1,144,700	1,391
	Guocheng Mining Co. Ltd. Class A	935,164	1,390
	Anhui Xinhua Media Co. Ltd. Class A	2,084,372	1,390
	Jiajiayue Group Co. Ltd. Class A	610,605	1,390
	ADAMA Ltd. Class A	933,088	1,384
*	Shang Gong Group Co. Ltd. Class B	3,844,480	1,376

		Shares	Market Value ($000)
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd. Class H	2,434,774	1,375
*	Guangdong Huatie Tongda High-speed Railway Equipment Corp. Class A	1,537,944	1,371
	COFCO Biotechnology Co. Ltd. Class A	1,031,800	1,369
	Yankershop Food Co. Ltd. Class A	162,369	1,368
	Guangxi Liuzhou Pharmaceutical Co. Ltd. Class A	440,777	1,366
	Shenzhen Ysstech Info-tech Co. Ltd. Class A	833,100	1,357
	Electric Connector Technology Co. Ltd. Class A	246,822	1,356
	Yijiahe Technology Co. Ltd. Class A	143,360	1,355
	Toly Bread Co. Ltd. Class A	314,055	1,349
*	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd. Class A	1,439,200	1,348
	Xuji Electric Co. Ltd. Class A	609,800	1,348
*,2	China Fiber Optic Network System Group Ltd.	14,959,600	1,348
	Hangxiao Steel Structure Co. Ltd. Class A	2,212,840	1,345
	Wellhope Foods Co. Ltd. Class A	921,083	1,345
	Shinva Medical Instrument Co. Ltd. Class A	427,779	1,343
	Shanxi Blue Flame Holding Co. Ltd. Class A	1,481,143	1,334
*	Zhejiang Jinke Culture Industry Co. Ltd. Class A	2,717,949	1,324
	China Merchants Port Group Co. Ltd. Class A	581,974	1,322
	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A	853,013	1,311
	China Merchants Expressway Network & Technology Holdings Co. Ltd. Class A	1,233,324	1,307
	Wuhan Department Store Group Co. Ltd. Class A	797,600	1,301
*	Berry Genomics Co. Ltd. Class A	321,450	1,301
	Wuhan Fingu Electronic Technology Co. Ltd. Class A	601,800	1,296
	Konfoong Materials International Co. Ltd. Class A	150,800	1,287
	CSSC Science & Technology Co. Ltd. Class A	759,200	1,281
	Shenzhen Kinwong Electronic Co. Ltd. Class A	278,960	1,280
	GCI Science & Technology Co. Ltd. Class A	593,000	1,276
	Shenzhen Agricultural Products Group Co. Ltd. Class A	1,482,400	1,276
	IReader Technology Co. Ltd. Class A	366,700	1,272
*	Tus Environmental Science & Technology Development Co. Ltd. Class A	1,808,193	1,268
*,2	CT Environmental Group Ltd.	28,987,223	1,268
	Zhejiang Tianyu Pharmaceutical Co. Ltd. Class A	297,711	1,267
	Hexing Electrical Co. Ltd. Class A	655,820	1,266
*	Myhome Real Estate Development Group Co. Ltd. Class A	5,020,205	1,260
	China National Accord Medicines Corp. Ltd. Class A	231,918	1,255
	Qinhuangdao Port Co. Ltd. Class A	3,247,900	1,254

		Shares	Market Value ($000)
	BOC International China Co. Ltd. Class A	542,000	1,250
	Anhui Construction Engineering Group Co. Ltd. Class A	2,114,587	1,249
	Xiamen International Airport Co. Ltd. Class A	523,906	1,245
	Konka Group Co. Ltd. Class A	1,345,700	1,243
	Unilumin Group Co. Ltd. Class A	842,477	1,241
	Tibet Rhodiola Pharmaceutical Holding Co. Class A	139,900	1,241
	Changchun Faway Automobile Components Co. Ltd. Class A	897,250	1,237
	Better Life Commercial Chain Share Co. Ltd. Class A	1,193,400	1,236
*	Inner Mongolia Xingye Mining Co. Ltd. Class A	848,900	1,229
*	Shenzhen Neptunus Bioengineering Co. Ltd. Class A	2,479,900	1,222
*	Pengdu Agriculture & Animal Husbandry Co. Ltd. Class A	3,485,000	1,221
	Shanghai AtHub Co. Ltd. Class A	274,170	1,221
	Jointo Energy Investment Co. Ltd. Hebei Class A	1,779,400	1,220
*	Holitech Technology Co. Ltd. Class A	2,159,500	1,218
	Transfar Zhilian Co. Ltd. Class A	1,103,868	1,215
	Shanghai Hanbell Precise Machinery Co. Ltd. Class A	314,000	1,205
[1]	Wisdom Education International Holdings Co. Ltd.	5,559,822	1,204
*	Beijing Ultrapower Software Co. Ltd. Class A	1,702,000	1,202
	Hangcha Group Co. Ltd. Class A	487,644	1,194
*	STO Express Co. Ltd. Class A	1,144,747	1,183
	China Railway Tielong Container Logistics Co. Ltd. Class A	1,656,230	1,181
	Hytera Communications Corp. Ltd. Class A	1,706,400	1,178
	Zhejiang Semir Garment Co. Ltd. Class A	778,119	1,174
*	Chengdu CORPRO Technology Co. Ltd. Class A	278,000	1,170
	Guangdong Tapai Group Co. Ltd. Class A	803,509	1,169
*	Xinhuanet Co. Ltd. Class A	450,435	1,169
	Kehua Data Co. Ltd. Class A	284,100	1,162
*	Huafon Microfibre Shanghai Technology Co. Ltd.	1,458,963	1,159
	Juneyao Airlines Co. Ltd. Class A	632,430	1,158
*	Guangdong Dongfang Precision Science & Technology Co. Ltd. Class A	1,490,000	1,157
	Shanghai Mechanical & Electrical Industry Co. Ltd. Class A (XSSC)	513,916	1,153
*	Hunan Gold Corp. Ltd. Class A	855,220	1,152
	Xiamen Comfort Science & Technology Group Co. Ltd. Class A	465,800	1,148
	Shandong Dongyue Organosilicon Material Co. Ltd. Class A	499,300	1,145
	Loncin Motor Co. Ltd. Class A	2,208,249	1,138
*	Genimous Technology Co. Ltd. Class A	1,363,240	1,134
*	Beijing Forever Technology Co. Ltd. Class A	1,005,200	1,130
*	Shanghai 2345 Network Holding Group Co. Ltd. Class A	3,813,421	1,123

		Shares	Market Value ($000)
*	Shenzhen SDG Information Co. Ltd. Class A	966,740	1,106
	China CAMC Engineering Co. Ltd. Class A	1,140,800	1,105
	Zhongshan Broad Ocean Motor Co. Ltd. Class A	1,078,900	1,100
	Guizhou Gas Group Corp. Ltd. Class A	786,060	1,094
	Bank of Qingdao Co. Ltd. Class A	1,519,072	1,089
	Chongqing Zongshen Power Machinery Co. Ltd. Class A	958,095	1,081
	Tech-Bank Food Co. Ltd. Class A	1,234,660	1,076
	Central China Real Estate Ltd.	4,820,334	1,075
*	CITIC Guoan Information Industry Co. Ltd. Class A	3,251,600	1,074
	Suzhou Anjie Technology Co. Ltd. Class A	559,721	1,074
	Guangxi Liugong Machinery Co. Ltd. Class A	942,500	1,068
	Guangdong Zhongsheng Pharmaceutical Co. Ltd. Class A	777,800	1,067
*	Air China Ltd. Class A (XSSC)	1,040,700	1,060
	Beijing VRV Software Corp. Ltd. Class A	1,199,400	1,056
*,1	New Oriental Education & Technology Group Inc.	487,370	1,052
	Shanghai Highly Group Co. Ltd. Class B	2,019,317	1,049
	Cangzhou Mingzhu Plastic Co. Ltd. Class A	810,900	1,043
	Dare Power Dekor Home Co. Ltd. Class A	563,966	1,040
	Foran Energy Group Co. Ltd.	769,187	1,039
	Ningbo Orient Wires & Cables Co. Ltd. Class A	271,400	1,039
	Zhejiang Garden Bio-Chemical High-tech Co. Ltd. Class A	483,991	1,038
	Tianjin Capital Environmental Protection Group Co. Ltd. Class H	2,512,869	1,034
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd. Class A	913,300	1,027
*	Shengda Resources Co. Ltd. Class A	493,300	1,023
	Lakala Payment Co. Ltd. Class A	269,300	1,023
*	GDS Holdings Ltd. Class A	137,770	1,022
	Shanghai Industrial Development Co. Ltd. Class A	1,619,800	1,020
*	Aotecar New Energy Technology Co. Ltd. Class A	1,654,000	1,020
*	China Tungsten & Hightech Materials Co. Ltd. Class A	457,500	1,018
	Nantong Jianghai Capacitor Co. Ltd. Class A	331,100	1,017
	Beijing North Star Co. Ltd. Class H	6,015,613	1,014
	Xinhua Winshare Publishing & Media Co. Ltd. Class A (XSSC)	800,952	1,012
*	Aerospace Hi-Tech Holdings Grp Ltd. Class A	772,084	1,010
	Skyworth Digital Co. Ltd. Class A	783,757	1,002
	Digital China Information Service Co. Ltd. Class A	496,802	1,001
	Anhui Korrun Co. Ltd. Class A	387,100	998
	Shandong New Beiyang Information Technology Co. Ltd. Class A	750,600	996
	Jiangxi Huangshanghuang Group Food Co. Ltd. Class A	458,100	991

		Shares	Market Value ($000)
	Shenzhen Leaguer Co. Ltd. Class A	753,600	982
	Dongjiang Environmental Co. Ltd. Class H	1,853,159	979
	Inmyshow Digital Technology Group Co. Ltd.	767,200	978
	Client Service International Inc. Class A	271,950	974
	Changzhou Tronly New Electronic Materials Co. Ltd. Class A	423,300	972
	Chengdu Kanghong Pharmaceutical Group Co. Ltd. Class A	332,643	960
	Jiangsu Expressway Co. Ltd. Class A (XSSC)	717,873	958
	Shandong Xiantan Co. Ltd. Class A	917,100	947
	Jiangsu Changshu Rural Commercial Bank Co. Ltd. Class A	1,038,400	947
	Qingdao Rural Commercial Bank Corp. Class A	1,564,725	944
	Nanjing Xinjiekou Department Store Co. Ltd. Class A	674,500	941
*	Orient Group Inc. Class A	2,098,600	941
*	Bilibili Inc.	10,880	932
	Youzu Interactive Co. Ltd. Class A	441,400	931
	Fujian Longking Co. Ltd. Class A	710,193	930
	Gansu Qilianshan Cement Group Co. Ltd. Class A	622,200	929
	Jinko Power Technology Co. Ltd. Class A	1,066,300	924
	First Tractor Co. Ltd. Class A (XSSC)	422,600	917
	Zhejiang Communications Technology Co. Ltd.	1,187,501	914
	Rainbow Digital Commercial Co. Ltd. Class A	1,000,592	912
	Shandong Humon Smelting Co. Ltd. Class A	497,500	910
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd. Class A	657,976	908
*	Luoniushan Co. Ltd. Class A	869,300	906
	Shanghai Maling Aquarius Co. Ltd. Class A	778,100	894
	Yotrio Group Co. Ltd. Class A	1,733,900	893
	Hand Enterprise Solutions Co. Ltd. Class A	845,500	887
*	INKON Life Technology Co. Ltd. Class A	315,700	887
	Chengdu Wintrue Holding Co. Ltd. Class A	573,300	886
	Shanghai Runda Medical Technology Co. Ltd. Class A	557,000	882
	Shenzhen Gongjin Electronics Co. Ltd. Class A	582,100	881
	Shanghai Kinetic Medical Co. Ltd. Class A	560,300	880
	Shenzhen Anche Technologies Co. Ltd. Class A	233,410	880
	Chongqing Dima Industry Co. Ltd. Class A	2,361,340	878
	Hubei Jumpcan Pharmaceutical Co. Ltd. Class A	373,617	876
	Gansu Shangfeng Cement Co. Ltd. Class A	360,100	869
	Shenzhen Das Intellitech Co. Ltd. Class A	1,483,800	856
	FAWER Automotive Parts Co. Ltd. Class A	1,018,610	856

		Shares	Market Value ($000)
	China Harzone Industry Corp. Ltd. Class A	614,775	849
	Sichuan Jiuyuan Yinhai Software Co. Ltd. Class A	314,760	844
	Chongqing Water Group Co. Ltd. Class A	1,034,900	842
*	Sichuan Languang Development Co. Ltd. Class A	2,280,500	842
	Long Yuan Construction Group Co. Ltd. Class A	1,293,300	838
	Shanghai Pret Composites Co. Ltd. Class A	464,860	833
*	Zhuhai Orbita Aerospace Science & Technology Co. Ltd. Class A	493,500	829
	Greattown Holdings Ltd. Class A	1,564,400	827
*	Innuovo Technology Co. Ltd. Class A	889,700	826
*	Alpha Group Class A	989,100	824
	Chengdu Hongqi Chain Co. Ltd. Class A	1,167,833	822
	Vatti Corp. Ltd. Class A	763,400	820
*	Beijing Watertek Information Technology Co. Ltd. Class A	1,368,500	819
	Realcan Pharmaceutical Group Co. Ltd. Class A	1,363,100	814
	China Oilfield Services Ltd. Class A	430,400	811
*	Kunshan Kersen Science & Technology Co. Ltd. Class A	572,200	802
	Shanghai Dazhong Public Utilities Group Co. Ltd. Class A	1,512,000	797
*	Central China Management Co. Ltd.	3,184,625	791
	Jiangsu Huaxicun Co. Ltd. Class A	698,300	785
	Keboda Technology Co. Ltd. Class A	76,800	767
	Guomai Technologies Inc. Class A	850,700	765
	JL Mag Rare-Earth Co. Ltd. Class A	120,440	761
	Shandong Chenming Paper Holdings Ltd. Class A (XSEC)	659,200	753
	Anhui Genuine New Materials Co. Ltd. Class A	185,100	750
*	China High Speed Railway Technology Co. Ltd. Class A	2,362,313	747
	JSTI Group Class A	760,180	737
	Tibet Tianlu Co. Ltd. Class A	734,904	722
*	Tahoe Group Co. Ltd. Class A	2,304,845	701
	Canny Elevator Co. Ltd. Class A	560,800	697
*	Xi'an Tian He Defense Technology Co. Ltd. Class A	238,000	693
	Jiangxi Wannianqing Cement Co. Ltd. Class A	433,690	686
	CETC Digital Technology Co. Ltd. Class A	184,900	686
	People.cn Co. Ltd. Class A	348,500	679
*	Shenzhen Microgate Technology Co. Ltd. Class A	290,100	677
	Zhongfu Information Inc. Class A	121,600	672
	Shanghai Haohai Biological Technology Co. Ltd. Class A	20,132	668
	Guangzhou Great Power Energy & Technology Co. Ltd. Class A	121,600	667
	Beijing Ctrowell Technology Corp. Ltd. Class A	383,100	662
*	Huazhu Group Ltd.	154,750	657
	Shandong Xinhua Pharmaceutical Co. Ltd. Class A	524,300	652

		Shares	Market Value ($000)
[1,3]	Shandong Gold Mining Co. Ltd. Class H	368,871	652
	Shenzhen Kstar Science & Technology Co. Ltd. Class A	148,050	648
	ZheJiang Dali Technology Co. Ltd. Class A	191,620	647
	Fujian Longma Environmental Sanitation Equipment Co. Ltd. Class A	297,940	645
	Shenyang Xingqi Pharmaceutical Co. Ltd. Class A	42,000	638
*	Zhejiang Jingu Co. Ltd. Class A	755,112	636
	Yanzhou Coal Mining Co. Ltd. Class A (XSSC)	218,100	636
	Beken Corp. Class A	46,400	631
	263 Network Communications Co. Ltd. Class A	1,064,126	629
	Xinjiang Communications Construction Group Co. Ltd. Class A	409,000	629
	Qingdao Hanhe Cable Co. Ltd. Class A	1,110,930	627
	Zhuhai Bojay Electronics Co. Ltd. Class A	58,200	619
	Hangzhou Century Co. Ltd. Class A	548,259	613
*	CSG Smart Science&Technology Co. Ltd. Class A	301,600	613
*,2	Boshiwa International Holding Ltd.	2,777,000	600
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd. Class A	716,800	596
	Shenzhen Jieshun Science & Technology Industry Co. Ltd. Class A	367,000	589
	Hainan Ruize New Building Material Co. Ltd. Class A	990,300	585
*	Beijing Orient Landscape & Environment Co. Ltd. Class A	1,354,600	577
*	Hubei Kaile Science & Technology Co. Ltd. Class A	809,320	575
*	JC Finance & Tax Interconnect Holdings Ltd. Class A	524,600	575
	Shenzhen Aisidi Co. Ltd. Class A	389,000	571
	Deppon Logistics Co. Ltd. Class A	375,100	570
	Jiangsu Lihua Animal Husbandry Stock Co. Ltd. Class A	129,400	567
	Fujian Aonong Biological Technology Group Inc. Ltd. Class A	445,341	554
	Shenzhen Center Power Tech Co. Ltd. Class A	187,620	551
*	Hongli Zhihui Group Co. Ltd. Class A	252,700	541
	Shanghai Phoenix Enterprise Group Co. Ltd. Class B	1,343,774	538
	Shenzhen Expressway Co. Ltd. Class A (XSSC)	409,548	536
	Double Medical Technology Inc. Class A	62,550	534
	Sichuan Teway Food Group Co. Ltd. Class A	136,402	525
	Qingdao Port International Co. Ltd. Class A	592,220	524
	Yonggao Co. Ltd. Class A	583,500	522
	Shanghai Yaoji Technology Co. Ltd. Class A	191,700	515
	Shanghai Kehua Bio-Engineering Co. Ltd. Class A	238,400	512
	Shandong Hi-Speed Road & Bridge Co. Ltd. Class A	544,700	511
*,1,2	China Fishery Group Ltd.	9,033,000	507

		Shares	Market Value ($000)
*	North Industries Group Red Arrow Co. Ltd. Class A	262,900	502
*	Anhui Tatfook Technology Co. Ltd. Class A	273,416	492
	Shenzhen Sinovatio Technology Co. Ltd. Class A	89,469	489
	Wasu Media Holding Co. Ltd. Class A	446,500	489
	Western Region Gold Co. Ltd. Class A	274,900	488
	Tangrenshen Group Co. Ltd. Class A	524,700	477
	China West Construction Group Co. Ltd. Class A	382,477	465
	Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. Class A	116,203	464
	Three Squirrels Inc. Class A	75,800	463
	Chongqing Rural Commercial Bank Co. Ltd. Class A	788,700	462
	Tongyu Heavy Industry Co. Ltd. Class A	864,000	455
*	Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd. Class A	199,689	446
	Kunming Yunnei Power Co. Ltd. Class A	825,800	443
	Eastern Communications Co. Ltd. Class A (XSSC)	231,200	433
	Guangdong Aofei Data Technology Co. Ltd. Class A	119,500	430
	Fujian Green Pine Co. Ltd. Class A	177,800	426
*	Sou Yu Te Group Co. Ltd. Class A	1,700,800	424
*	Doushen Beijing Education & Technology Inc. Class A	738,495	422
*	Hunan TV & Broadcast Intermediary Co. Ltd. Class A	491,300	418
*	Talkweb Information System Co. Ltd. Class A	320,100	415
*	HyUnion Holding Co. Ltd. Class A	496,400	402
	Telling Telecommunication Holding Co. Ltd. Class A	303,800	396
	Streamax Technology Co. Ltd. Class A	64,200	388
	Shanghai Kelai Mechatronics Engineering Co. Ltd. Class A	77,608	385
	Guangdong Topstar Technology Co. Ltd. Class A	125,360	370
	Chongqing Sanfeng Environment Group Corp. Ltd. Class A	279,600	363
	Luolai Lifestyle Technology Co. Ltd. Class A	203,320	359
*	Guangdong Advertising Group Co. Ltd. Class A	509,300	351
	Beijing Wanji Technology Co. Ltd. Class A	84,600	348
*	China Animal Healthcare Ltd.	4,917,000	343
	City Development Environment Co. Ltd.	238,900	330
	Wondershare Technology Group Co. Ltd. Class A	39,000	309
	EIT Environmental Development Group Co. Ltd. Class A	62,000	284
	PhiChem Corp. Class A	74,460	254
	Shandong Dawn Polymer Co. Ltd. Class A	93,900	243
*,2	China Lumena New Materials Corp.	337,200	217
*,2	China Lumena New Materials Corp. Rights Exp. 12/31/21	337,200	207
	Xinjiang Xintai Natural Gas Co. Ltd. Class A	72,241	200

		Shares	Market Value ($000)
	Feitian Technologies Co. Ltd. Class A	88,600	190
	Chongqing Zaisheng Technology Corp. Ltd. Class A	89,400	167
	Anhui Truchum Advanced Materials & Technology Co. Ltd. Class A	98,500	147
*,2	China Forestry Holdings Co. Ltd.	3,050,000	—
*,1,2	Midas Holdings Ltd.	16,595,800	—
*,2,3	Tianhe Chemicals Group Ltd.	20,635,827	—
*,1,2	China Huishan Dairy Holdings Co. Ltd.	45,054,011	—
*,2	Qunxing Paper Holdings Co. Ltd.	1,573,000	—
*,2	Trony Solar Holdings Co. Ltd.	1,562,000	—
*,2	Hua Han Health Industry Holdings Ltd.	13,393,764	—
			36,652,646
Colombia (0.0%)
	Ecopetrol SA	70,561,590	47,908
	Bancolombia SA ADR	1,156,408	32,900
	Interconexion Electrica SA ESP	4,964,189	27,932
	Bancolombia SA Preference Shares	2,929,131	20,998
	Grupo de Inversiones Suramericana SA	3,225,298	14,388
	Bancolombia SA	1,810,767	12,654
	Grupo Aval Acciones y Valores SA Preference Shares	46,720,868	12,337
	Grupo Argos SA	3,957,752	10,298
	Cementos Argos SA	6,289,689	9,075
	Banco Davivienda SA Preference Shares	1,191,384	8,817
*	Corp. Financiera Colombiana SA	818,917	6,183
	Grupo de Inversiones Suramericana SA Preference Shares	763,739	3,206
	Grupo Aval Acciones y Valores SA ADR	275,564	1,438
	Ecopetrol SA ADR	4,161	56
			208,190
Cyprus (0.0%)
*,2	Cyprus Popular Bank PCL	12,597,118	—
Czech Republic (0.0%)
	CEZ A/S	2,097,354	58,181
*	Komercni banka A/S	1,017,090	37,755
*,3	Moneta Money Bank A/S	3,471,422	14,099
	O2 Czech Republic A/S	690,020	8,423
	Philip Morris CR A/S	6,807	4,598
			123,056
Denmark (1.6%)
	Novo Nordisk A/S Class B	20,589,403	1,905,989
	DSV PANALPINA A/S	2,502,822	610,100
	Vestas Wind Systems A/S	12,849,134	473,806
[3]	Orsted A/S	2,397,847	355,649
*	Genmab A/S	755,828	341,618
	Coloplast A/S Class B	1,694,869	309,930
	Carlsberg A/S Class B	1,246,786	230,388
	AP Moller - Maersk A/S Class B	74,181	205,869
	Novozymes A/S Class B	2,538,628	199,447
	Pandora A/S	1,237,394	160,066
	Danske Bank A/S	8,382,623	146,914
	GN Store Nord A/S	1,658,932	145,378
	AP Moller - Maersk A/S Class A	52,842	141,268
	Chr Hansen Holding A/S	1,313,632	118,136
	Tryg A/S	3,933,829	97,224
	Royal Unibrew A/S	619,682	83,976

		Shares	Market Value ($000)
*,1	Demant A/S	1,345,545	82,236
[1]	Ambu A/S Class B	2,175,108	80,472
	SimCorp A/S	512,349	71,189
*	ISS A/S	2,375,187	56,051
[3]	Netcompany Group A/S	433,693	53,578
	ROCKWOOL International A/S Class B	80,773	42,860
*	ALK-Abello A/S Class B	86,636	42,712
	Ringkjoebing Landbobank A/S	358,034	40,655
*	Jyske Bank A/S (Registered)	736,633	35,744
*,1	Bavarian Nordic A/S	814,325	33,050
	Topdanmark A/S	569,371	28,994
*	NKT A/S	551,805	26,222
	FLSmidth & Co. A/S	651,463	24,146
	H Lundbeck A/S	768,858	23,201
	Sydbank A/S	736,018	22,533
*	Dfds A/S	385,870	21,313
	Chemometec A/S	129,915	20,798
[3]	Scandinavian Tobacco Group A/S Class A	830,756	17,019
*	Zealand Pharma A/S	551,102	16,704
	Schouw & Co. A/S	148,498	15,888
*	Nilfisk Holding A/S	329,853	11,575
	Spar Nord Bank A/S	915,225	11,002
*,1	Drilling Co. of 1972 A/S	267,674	10,325
	D/S Norden A/S	328,823	9,385
[1]	Alm Brand A/S	820,049	5,954
			6,329,364
Egypt (0.0%)
*	Commercial International Bank Egypt SAE	17,505,438	63,692
*	Egypt Kuwait Holding Co. SAE	9,309,864	9,263
	Eastern Co. SAE	12,010,090	8,999
*	Egyptian Financial Group-Hermes Holding Co.	9,151,532	6,756
	Talaat Moustafa Group	11,451,015	5,247
	ElSewedy Electric Co.	9,153,110	5,136
	Telecom Egypt Co.	3,596,565	3,221
	Six of October Development & Investment	2,733,433	2,902
	Oriental Weavers	4,962,658	2,613
	Palm Hills Developments SAE	20,964,312	2,488
	Medinet Nasr Housing	7,741,055	1,618
*	Alexandria Mineral Oils Co.	6,185,838	1,405
*	Pioneers Holding for Financial Investments SAE	4,549,802	1,366
	Heliopolis Housing	3,593,942	1,116
			115,822
Finland (0.9%)
	Nordea Bank Abp	45,186,684	530,307
*	Nokia OYJ	71,645,317	440,213
	Kone OYJ Class B	5,002,512	414,341
	Neste OYJ	5,301,743	325,903
	Sampo OYJ Class A	6,439,997	309,948
	UPM-Kymmene OYJ	6,785,878	277,308
	Fortum OYJ	5,488,812	151,218
	Kesko OYJ Class B	3,400,841	145,767
	Stora Enso OYJ	7,307,567	144,702
	Elisa OYJ	1,818,315	116,865
	Wartsila OYJ Abp	6,216,798	93,653

		Shares	Market Value ($000)
	Metso Outotec OYJ	7,724,468	87,705
	Nokian Renkaat OYJ	1,734,992	73,174
	Valmet OYJ	1,696,020	70,780
	Huhtamaki OYJ	1,203,078	64,076
	Kojamo OYJ	2,477,347	61,081
	Orion OYJ Class B	1,339,223	57,005
	TietoEVRY OYJ	1,221,226	41,075
	Konecranes OYJ Class A	932,954	40,158
	Cargotec OYJ Class B	623,753	33,530
*	QT Group OYJ	236,738	32,061
*	Outokumpu OYJ	3,978,739	28,386
	Metsa Board OYJ	2,390,417	26,424
	Neles OYJ	1,428,355	22,097
	Kemira OYJ	1,277,438	21,528
	Uponor OYJ	616,434	19,659
	Revenio Group OYJ	222,351	18,043
	Sanoma OYJ	860,232	15,954
	YIT OYJ	1,891,941	11,472
[3]	Terveystalo OYJ	780,057	10,604
[1]	Citycon OYJ	1,073,356	9,442
	Raisio OYJ	1,395,180	6,545
*,1	Finnair OYJ	7,848,242	6,292
	F-Secure OYJ	1,093,149	5,362
*,2	Ahlstrom-Munksjo OYJ	147,156	3,114
	Oriola OYJ Class B	1,313,643	3,030
			3,718,822
France (6.2%)
	LVMH Moet Hennessy Louis Vuitton SE	3,176,824	2,543,579
	Sanofi	13,849,840	1,427,549
	TotalEnergies SE	30,909,168	1,347,848
*	L'Oreal SA Loyalty Shares	2,539,491	1,161,801
	Schneider Electric SE	6,728,114	1,126,882
*	Airbus SE	7,080,631	971,242
*	Air Liquide SA Loyalty Shares	5,230,422	909,616
	BNP Paribas SA	13,775,989	840,049
	Kering SA	934,988	838,815
	EssilorLuxottica SA	3,759,917	709,808
	Vinci SA	6,282,793	665,188
	AXA SA	24,439,418	632,909
	Hermes International	393,759	601,970
	Pernod Ricard SA	2,650,206	584,918
	Safran SA	4,434,233	580,328
	Danone SA	7,647,138	562,474
	Dassault Systemes SE	8,445,121	465,852
	Cie de Saint-Gobain	6,019,479	430,262
	Capgemini SE	1,986,829	429,459
	Legrand SA	3,407,845	384,050
	Cie Generale des Etablissements Michelin SCA	2,230,227	364,291
	STMicroelectronics NV	8,056,554	331,558
	Vivendi SE	9,499,272	320,947
	Teleperformance	738,826	311,635
*,3	Worldline SA	3,093,358	289,539
	Societe Generale SA	9,866,731	288,954
	Orange SA	24,304,951	270,493
*	Engie SA	17,239,397	229,893
	Veolia Environnement SA	6,511,730	213,568
	Credit Agricole SA	14,822,645	206,680

		Shares	Market Value ($000)
	Eurofins Scientific SE	1,552,366	185,682
	Edenred	3,131,997	181,956
	Publicis Groupe SA	2,818,058	177,906
	Sartorius Stedim Biotech	305,596	174,448
	L'Oreal SA	345,643	158,130
*,1	Alstom SA	3,766,589	156,224
	Carrefour SA	7,349,791	136,517
	Thales SA	1,294,298	135,843
	Air Liquide SA	688,953	119,815
	Bureau Veritas SA	3,622,080	119,615
[3]	Euronext NV	1,050,239	116,835
	Suez SA	4,847,679	113,080
	Gecina SA	707,106	112,141
	Arkema SA	856,686	109,043
	Bouygues SA	2,695,499	103,888
	Eiffage SA	950,510	96,899
	Getlink SE	5,887,015	94,302
	Valeo	3,070,747	88,793
*	Renault SA	2,337,399	88,776
*	Accor SA	2,355,396	83,358
*	Rexel SA	3,876,507	81,841
*	L'Oreal SA (Registered)	178,621	81,718
	Orpea SA	626,949	79,615
*	Ubisoft Entertainment SA	1,203,934	76,322
	Bollore SA	12,523,909	69,988
*	Remy Cointreau SA	311,132	68,347
[3]	Amundi SA	722,858	66,758
*	SOITEC	273,002	65,452
	BioMerieux	545,109	64,997
*	Electricite de France SA Loyalty Shares	5,229,788	63,487
[3]	La Francaise des Jeux SAEM	1,109,321	59,306
	Covivio	629,969	59,180
	Alten SA	366,658	58,286
*	Klepierre SA	2,395,515	58,000
	Atos SE	1,206,413	57,694
	SCOR SE	2,002,664	55,928
*	SEB SA Loyalty Shares	317,033	52,678
	Wendel SE	365,784	51,343
*,1	Elis SA (XLON)	2,828,361	50,925
	Faurecia SE	1,104,362	49,290
	Rubis SCA	1,218,237	48,870
	Ipsen SA	444,257	47,474
*	Aeroports de Paris	363,669	44,083
*	Eurazeo SE	448,928	43,484
	Iliad SA	195,348	42,098
*	TechnipFMC plc	5,791,226	41,916
*,1	Lagardere SA	1,482,553	41,352
	ICADE	426,693	39,004
	Nexans SA	397,901	38,084
	SPIE SA	1,604,940	38,015
	Dassault Aviation SA	31,098	37,027
	Sopra Steria Group SACA	185,759	36,925
	SES SA FDR	4,711,344	36,322
*	Sodexo SA ACT Loyalty Shares	391,943	33,396
	CNP Assurances	1,936,168	32,911
	Korian SA	845,047	32,080
	Engie SA	2,354,497	31,398
	Nexity SA	581,238	29,279

		Shares	Market Value ($000)
*	Sodexo SA	337,433	28,751
	Gaztransport Et Technigaz SA	333,951	26,779
[3]	Verallia SA	686,285	25,449
	Eutelsat Communications SA	2,317,344	25,215
*	JCDecaux SA	918,776	25,063
	Cie Plastic Omnium SA	726,789	23,066
	Imerys SA	495,413	22,948
	Societe BIC SA	333,153	22,586
	Trigano SA	102,358	22,140
*	Technip Energies NV	1,546,850	20,966
	Virbac SA	51,552	20,821
	IPSOS	445,851	20,713
	Faurecia SE (MTAA)	444,948	20,273
*,1	Casino Guichard Perrachon SA	701,143	19,821
*	Engie SA Loyalty Shares 2022	1,468,757	19,586
*,1	Air France-KLM	3,998,599	18,557
*,1,3	Neoen SA	374,108	16,224
	Electricite de France SA	1,283,964	15,587
	Metropole Television SA	769,831	15,415
	Fnac Darty SA	217,432	15,092
	Television Francaise 1	1,543,382	14,737
	Sodexo SA Loyalty Shares 2020	168,646	14,370
[3]	ALD SA	969,858	14,199
	Coface SA	1,081,835	13,580
	Interparfums SA	184,506	13,551
[3]	Maisons du Monde SA	588,575	13,467
	Rothschild & Co.	330,054	12,352
	Quadient SA	415,113	12,184
*,1,3	Europcar Mobility Group	19,963,952	11,821
*	Derichebourg SA	1,103,498	11,656
	Eurazeo SE	119,767	11,601
*	Albioma Prime Fidelite	266,483	10,648
	Mercialys SA	804,954	9,751
*	Eramet SA	121,684	9,731
*	Voltalia SA (Registered)	361,521	9,730
*,3	Elior Group SA	1,393,018	9,549
	Vicat SA	173,210	8,732
*,1	Solutions 30 SE	1,018,452	8,538
*,1	Akka Technologies	152,661	8,528
*	Beneteau SA	477,760	7,808
	SEB SA	46,794	7,775
	Mersen SA	192,964	7,665
	Peugeot Invest	57,472	7,319
	Robertet SA	5,952	7,065
*	Sodexo SA	77,787	6,628
*	LISI Loyalty Shares 2022	193,050	6,582
*	CGG SA	9,210,790	6,439
*,1	Vallourec SA	649,561	6,302
	Pharmagest Interactive	54,344	6,110
*,3	X-Fab Silicon Foundries SE	636,336	6,032
*	SODEXO	70,660	6,021
*	Sodexo SA	66,772	5,689
	Manitou BF SA	163,214	5,367
	Carmila SA	365,658	5,160
	Bonduelle SCA	204,510	5,117
	Vilmorin & Cie SA	64,378	4,321
	Jacquet Metals SACA	140,524	3,359
*	SEB SA Loyalty Shares 2022	19,567	3,251

		Shares	Market Value ($000)
	AKWEL	96,802	2,790
*,1	Tarkett SA	105,467	2,545
*,1	GL Events	139,100	2,213
	Guerbet	58,338	2,176
	Boiron SA	41,898	2,175
	Albioma SA	52,272	2,089
*,3	SMCP SA	322,686	2,026
*,1	Rallye SA	297,838	1,981
	Cie de L'Odet SE	1,218	1,632
*,1	Etablissements Maurel et Prom SA	527,427	1,181
*	ID Logistics Group	3,429	1,098
*	Bourbon Corp.	174,098	759
*	Albioma SA Loyalty Shares 2022	17,175	686
	Union Financiere de France BQE SA	29,057	612
	LISI SA	10,792	368
*,2	Bourbon Corp.	75,188	328
*	Elis SA (XPAR)	13,821	248
	Altarea SCA	618	139
*	Bourbon Corp. Loyalty Shares 2022	1,339	6
			25,343,120
Germany (5.5%)
	SAP SE	14,125,550	2,027,178
	Siemens AG (Registered)	9,574,797	1,493,986
	Allianz SE (Registered)	5,235,261	1,301,295
	Daimler AG (Registered)	10,708,820	955,650
	BASF SE	11,647,187	915,219
	adidas AG	2,440,765	885,885
	Deutsche Telekom AG (Registered)	41,088,378	852,755
	Deutsche Post AG (Registered)	12,458,861	844,353
	Bayer AG (Registered)	12,530,190	746,537
	Infineon Technologies AG	16,597,577	634,263
	Volkswagen AG Preference Shares	2,300,861	560,422
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	1,786,986	482,172
	Vonovia SE	7,201,643	479,478
	Bayerische Motoren Werke AG	4,071,842	404,869
	Deutsche Boerse AG	2,339,445	390,369
*,3	Delivery Hero SE	2,395,358	358,088
	E.ON SE	27,512,736	338,228
	Merck KGaA	1,646,369	337,019
*	Deutsche Bank AG (Registered)	26,014,574	327,947
*,3	Zalando SE	2,774,226	308,251
	RWE AG	8,008,376	284,743
[1]	Deutsche Wohnen SE	4,379,511	273,422
	Fresenius SE & Co. KGaA	5,146,485	270,499
	Symrise AG Class A	1,612,975	237,832
[3]	Siemens Healthineers AG	3,527,837	232,913
	Henkel AG & Co. KGaA Preference Shares	2,195,048	222,544
	Porsche Automobil Holding SE Preference Shares	1,954,126	211,497
	Fresenius Medical Care AG & Co. KGaA	2,595,726	204,598
	Brenntag SE	1,973,902	197,152
	Sartorius AG Preference Shares	314,600	190,306
*	Continental AG	1,382,852	187,854
*	HelloFresh SE	1,874,486	175,713
	MTU Aero Engines AG	681,093	170,367

		Shares	Market Value ($000)
	HeidelbergCement AG	1,899,534	168,332
	Puma SE	1,275,947	156,520
	Beiersdorf AG	1,281,251	152,179
*	QIAGEN NV	2,817,402	150,994
[3]	Covestro AG	2,289,996	147,524
	LEG Immobilien SE	913,970	144,450
[1]	Volkswagen AG	426,429	141,526
	Hannover Rueck SE	776,026	130,437
*	Siemens Energy AG	4,773,095	129,851
	Henkel AG & Co. KGaA	1,318,870	119,918
	Aroundtown SA	15,173,305	118,763
	KION Group AG	1,009,129	107,163
	Carl Zeiss Meditec AG	466,473	103,889
[3]	Scout24 AG	1,145,833	98,123
	Knorr-Bremse AG	841,441	95,285
	GEA Group AG	2,136,983	94,755
*	Commerzbank AG	13,286,772	85,566
	Evonik Industries AG	2,456,411	85,410
	LANXESS AG	1,107,024	80,175
*	Evotec SE	1,889,575	78,350
	Bechtle AG	351,111	72,498
*	Dialog Semiconductor plc	913,319	70,245
*,3	TeamViewer AG	2,016,077	67,784
	Bayerische Motoren Werke AG Preference Shares	760,303	65,260
	Nemetschek SE	690,903	60,971
*	thyssenkrupp AG	5,936,716	59,147
	United Internet AG (Registered)	1,390,458	57,547
	TAG Immobilien AG	1,656,334	54,931
	FUCHS PETROLUB SE Preference Shares	1,070,605	53,347
	Rheinmetall AG	553,666	53,130
*	CTS Eventim AG & Co. KGaA	750,805	51,014
[1]	alstria office REIT-AG	2,377,529	50,302
	Uniper SE	1,237,616	48,320
	Aurubis AG	467,832	47,378
[1]	Rational AG	42,552	46,336
*,1	Deutsche Lufthansa AG (Registered)	4,021,657	45,422
	Gerresheimer AG	412,725	43,094
[1]	Siltronic AG (XETR)	260,675	42,511
*,3	Auto1 Group SE	844,857	41,381
[1]	HUGO BOSS AG	687,642	41,196
*,1	Hella GmbH & Co. KGaA	587,560	41,135
[3]	Befesa SA	505,916	39,723
	Freenet AG	1,640,557	39,238
	ProSiebenSat.1 Media SE	1,996,738	37,936
*	K+S AG (Registered)	2,450,622	35,153
	Jungheinrich AG Preference Shares	626,588	34,470
	Grand City Properties SA	1,292,690	34,334
	AIXTRON SE	1,391,064	34,315
*	Hypoport SE	53,151	32,024
[1]	Varta AG	181,351	31,457
	Duerr AG	646,028	30,869
	Software AG	634,803	30,677
	Talanx AG	706,695	30,026
	CANCOM SE	474,980	29,850
*,1	Fraport AG Frankfurt Airport Services Worldwide	449,003	29,533

		Shares	Market Value ($000)
*,1	Sixt SE	211,273	29,393
	Wacker Chemie AG	197,702	29,083
	RTL Group SA	504,816	28,579
*	zooplus AG	83,792	28,531
[1,3]	ADLER Group SA	1,159,374	28,135
[1]	Stroeer SE & Co. KGaA	324,827	25,692
	CompuGroup Medical SE & Co. KGaA	317,918	25,504
*,1	Nordex SE	1,295,539	24,916
	Fielmann AG	326,913	24,550
[1]	Encavis AG	1,325,353	24,256
*,1	MorphoSys AG	435,147	24,242
	Stabilus SA	297,300	23,602
	Telefonica Deutschland Holding AG	8,664,051	23,354
	Jenoptik AG	674,060	23,133
	METRO AG	1,686,726	21,865
[3]	DWS Group GmbH & Co. KGaA	455,477	21,484
	Norma Group SE	383,943	20,331
	Aareal Bank AG	805,445	20,312
[1]	HOCHTIEF AG	252,740	20,054
*	Salzgitter AG	514,848	20,045
	Traton SE	620,440	19,460
	Krones AG	195,671	19,292
[3]	Deutsche Pfandbriefbank AG	1,713,681	18,877
	1&1 AG	601,307	17,841
*	Global Fashion Group SA	1,290,955	17,561
	Dermapharm Holding SE	218,823	17,504
[1]	S&T AG	659,921	16,748
	IP Group plc	10,210,238	16,337
[1]	Deutsche EuroShop AG	680,973	16,162
	Pfeiffer Vacuum Technology AG	79,210	16,159
	Suedzucker AG	999,746	15,049
[1]	GRENKE AG	340,993	14,838
*	Kloeckner & Co. SE	939,634	14,294
	VERBIO Vereinigte BioEnergie AG	248,301	13,451
*	PATRIZIA AG	519,762	13,247
*	Deutz AG	1,558,877	13,241
	STRATEC SE	84,598	13,127
*,1,3	Shop Apotheke Europe NV	86,476	12,964
	Hornbach Holding AG & Co. KGaA	106,327	11,947
	Bilfinger SE	386,977	11,902
	Sixt SE Preference Shares	138,903	11,510
	DIC Asset AG	621,649	11,231
*	CECONOMY AG	2,304,057	11,054
[3]	Instone Real Estate Group AG	343,808	10,632
	Wacker Neuson SE	346,122	10,432
	New Work SE	33,331	10,017
	FUCHS PETROLUB SE	240,975	9,647
	KWS Saat SE & Co. KGaA	111,936	9,410
	Indus Holding AG	222,679	9,388
	Schaeffler AG Preference Shares	998,313	8,693
	Washtec AG	126,486	8,642
[1]	Draegerwerk AG & Co. KGaA Preference Shares	84,166	7,736
	Zeal Network SE	151,595	7,459
	Deutsche Beteiligungs AG	166,727	7,370
*,1	SGL Carbon SE	617,352	6,863
	BayWa AG	142,057	6,513
	Hamburger Hafen und Logistik AG	274,419	6,509

		Shares	Market Value ($000)
[1]	SMA Solar Technology AG	116,933	6,120
*	ElringKlinger AG	369,808	6,035
	Vossloh AG	119,464	6,014
	Atoss Software AG	28,404	5,776
	Takkt AG	348,326	5,725
	Hensoldt AG	328,019	5,715
*	Koenig & Bauer AG	165,028	5,650
	Wuestenrot & Wuerttembergische AG	236,343	5,169
	Draegerwerk AG & Co. KGaA	46,714	4,165
	Secunet Security Networks AG	7,185	4,105
	Bertrandt AG	50,895	3,010
	Siltronic AG	15,737	2,596
	Eckert & Ziegler Strahlen- und Medizintechnik AG	17,212	2,367
	CropEnergies AG	191,953	2,260
*,1	Corestate Capital Holding SA	150,408	2,249
*	Nagarro SE	13,815	2,105
	Sartorius AG	2,757	1,715
	Hornbach Baumarkt AG	41,275	1,662
[1]	Steico SE	6,479	894
			22,498,668
Greece (0.1%)
	Hellenic Telecommunications Organization SA	2,194,360	40,043
	OPAP SA	2,622,363	37,880
*	Alpha Services & Holdings SA	26,357,999	34,038
*	Eurobank Ergasias Services & Holdings SA	32,608,820	30,735
	Mytilineos SA	1,452,466	26,941
	JUMBO SA	1,366,883	21,716
*	National Bank of Greece SA	7,108,454	20,129
*	Public Power Corp. SA	1,390,429	14,926
	Hellenic Telecommunications Organization SA ADR	1,489,798	13,416
*	Piraeus Financial Holdings SA	7,089,157	12,190
*	GEK Terna Holding Real Estate Construction SA	983,228	11,102
*	Motor Oil Hellas Corinth Refineries SA	670,084	10,769
*	LAMDA Development SA	714,968	7,146
	Terna Energy SA	478,383	6,429
	Holding Co. ADMIE IPTO SA	1,500,090	4,625
*	Fourlis Holdings SA	911,212	4,505
	Hellenic Petroleum SA	578,986	3,962
	Sarantis SA	375,383	3,920
	Viohalco SA	638,923	3,402
	Hellenic Exchanges - Athens Stock Exchange SA	690,883	3,270
*,2	FF Group	554,339	3,156
*	Ellaktor SA	1,584,616	2,425
	Athens Water Supply & Sewage Co. SA	236,341	2,211
*	Aegean Airlines SA	300,788	1,926
*	Ellaktor SA Rights Exp. 8/3/21	1,584,616	458
			321,320
Hong Kong (2.0%)
	AIA Group Ltd.	154,210,854	1,845,251
	Hong Kong Exchanges & Clearing Ltd.	16,145,051	1,031,825
	Techtronic Industries Co. Ltd.	15,903,790	283,601
	Sun Hung Kai Properties Ltd.	17,959,211	256,913

		Shares	Market Value ($000)
	Link REIT	26,577,384	253,983
	CK Hutchison Holdings Ltd.	34,118,770	249,282
	Hong Kong & China Gas Co. Ltd.	138,211,179	224,778
	CLP Holdings Ltd.	20,920,849	215,724
	CK Asset Holdings Ltd.	27,321,966	185,890
*	Galaxy Entertainment Group Ltd.	27,291,547	184,956
	Hang Seng Bank Ltd.	9,256,691	177,279
	Jardine Matheson Holdings Ltd.	2,619,434	155,845
	BOC Hong Kong Holdings Ltd.	45,902,475	147,406
	Wharf Real Estate Investment Co. Ltd.	21,004,226	118,629
	Power Assets Holdings Ltd.	17,443,051	112,773
	MTR Corp. Ltd.	18,326,932	108,654
*	Sands China Ltd.	30,381,241	103,480
	Xinyi Glass Holdings Ltd.	25,741,742	96,206
[1,3]	WH Group Ltd.	107,482,924	89,057
	Lenovo Group Ltd.	94,927,021	88,518
	New World Development Co. Ltd.	18,426,352	87,355
*,3	ESR Cayman Ltd.	22,901,974	80,496
	Henderson Land Development Co. Ltd.	16,233,492	72,530
	Sino Land Co. Ltd.	43,670,150	66,919
	Hang Lung Properties Ltd.	25,697,428	66,515
	Hongkong Land Holdings Ltd.	14,637,688	66,411
	SITC International Holdings Co. Ltd.	15,611,931	64,405
[3]	Budweiser Brewing Co. APAC Ltd.	21,533,283	60,095
	Wharf Holdings Ltd.	17,563,167	59,594
	AAC Technologies Holdings Inc.	8,874,810	53,268
	Swire Pacific Ltd. Class A	8,261,568	51,319
	PRADA SpA	6,496,934	50,908
	ASM Pacific Technology Ltd.	3,904,673	50,346
	CK Infrastructure Holdings Ltd.	7,944,348	47,959
	Want Want China Holdings Ltd.	69,369,471	46,825
	Microport Scientific Corp.	6,080,836	45,996
	Chow Tai Fook Jewellery Group Ltd.	21,816,785	45,739
	Tingyi Cayman Islands Holding Corp.	23,877,258	43,049
	Man Wah Holdings Ltd.	19,405,415	38,937
	Minth Group Ltd.	8,981,686	37,984
	Swire Properties Ltd.	13,342,570	37,948
	Hysan Development Co. Ltd.	8,017,151	31,554
*,3	Samsonite International SA	16,438,066	30,596
[1]	Vitasoy International Holdings Ltd.	10,248,523	28,793
	PCCW Ltd.	53,662,079	28,110
	Hang Lung Group Ltd.	11,373,342	27,851
[1]	Bank of East Asia Ltd.	16,297,597	26,852
[1]	Huabao International Holdings Ltd.	10,675,529	24,580
*	Pacific Basin Shipping Ltd.	54,794,947	24,424
*	Wynn Macau Ltd.	18,640,070	23,889
	Fortune REIT	21,782,032	23,672
	Kerry Properties Ltd.	7,886,427	23,290
	Kerry Logistics Network Ltd.	7,481,308	22,294
*	SJM Holdings Ltd.	23,759,290	21,429
[3]	JS Global Lifestyle Co. Ltd.	8,357,410	21,073
	VTech Holdings Ltd.	2,062,069	20,449
*	Yue Yuen Industrial Holdings Ltd.	9,147,297	19,304
[3]	BOC Aviation Ltd.	2,599,267	19,112
	L'Occitane International SA	5,386,516	18,726
	NWS Holdings Ltd.	18,491,216	18,635
*	Melco International Development Ltd.	10,451,185	16,690
*	MMG Ltd.	29,954,957	15,275

		Shares	Market Value ($000)
	Champion REIT	26,379,546	14,985
	NagaCorp Ltd.	19,964,576	14,668
*,1	Vobile Group Ltd.	15,887,057	14,369
	Dairy Farm International Holdings Ltd.	3,818,987	14,351
	Uni-President China Holdings Ltd.	14,242,381	14,320
	Lee & Man Paper Manufacturing Ltd.	18,879,135	14,097
*,1,2	HengTen Networks Group Ltd.	28,917,305	12,970
	Luk Fook Holdings International Ltd.	4,039,580	12,929
	Nexteer Automotive Group Ltd.	10,237,477	12,795
*	Sun Art Retail Group Ltd.	20,294,196	12,634
	United Energy Group Ltd.	90,986,894	12,405
	IGG Inc.	10,783,631	12,259
*	Shangri-La Asia Ltd.	13,762,009	12,227
*,1,3	Razer Inc.	48,925,618	11,869
*	MGM China Holdings Ltd.	9,771,438	11,803
	HKBN Ltd.	9,841,049	11,459
*,1	Cathay Pacific Airways Ltd.	13,047,009	10,469
*,1	Hong Kong Technology Venture Co. Ltd.	7,445,884	10,448
	Vinda International Holdings Ltd.	3,548,080	10,022
	Johnson Electric Holdings Ltd.	4,071,063	9,541
*,3	Everest Medicines Ltd.	1,234,612	9,386
	Haitong International Securities Group Ltd.	34,904,964	8,996
	First Pacific Co. Ltd.	26,933,409	8,985
	Great Eagle Holdings Ltd.	2,854,762	8,940
*	Towngas China Co. Ltd.	13,397,526	8,803
	Cafe de Coral Holdings Ltd.	4,003,680	7,795
*,3	Frontage Holdings Corp.	9,220,225	7,185
	SUNeVision Holdings Ltd.	6,650,691	7,017
*	Truly International Holdings Ltd.	19,068,333	6,949
	Sunlight REIT	11,310,377	6,922
*	Stella International Holdings Ltd.	5,098,546	6,503
*	Shun Tak Holdings Ltd.	22,396,391	6,488
	Value Partners Group Ltd.	11,146,030	6,408
	Dah Sing Financial Holdings Ltd.	1,955,213	6,163
	K Wah International Holdings Ltd.	13,502,956	6,103
*,1	Shui On Land Ltd.	37,996,469	6,070
*,1,2	Superb Summit International Group Ltd.	32,112,957	6,033
	Guotai Junan International Holdings Ltd.	38,417,952	5,798
	VSTECS Holdings Ltd.	7,066,400	5,643
	CITIC Telecom International Holdings Ltd.	17,079,989	5,541
	C-Mer Eye Care Holdings Ltd.	5,558,736	5,428
*,1	FIH Mobile Ltd.	38,588,957	5,273
	Prosperity REIT	13,492,960	5,232
*,3	Xiabuxiabu Catering Management China Holdings Co. Ltd.	5,852,938	5,214
*,2	SMI Holdings Group Ltd.	17,016,452	5,124
*	Pou Sheng International Holdings Ltd.	25,574,343	5,100
	United Laboratories International Holdings Ltd.	7,027,797	4,936
	Chow Sang Sang Holdings International Ltd.	2,907,782	4,866
	Texhong Textile Group Ltd.	3,313,066	4,844
*,1	Glory Sun Financial Group Ltd.	153,523,667	4,601
	Far East Consortium International Ltd.	11,410,690	4,520
*	China Travel International Investment Hong Kong Ltd.	29,246,225	4,209
*	Lifestyle International Holdings Ltd.	5,779,715	4,124

		Shares	Market Value ($000)
	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	2,871,282	4,063
[3]	AsiaInfo Technologies Ltd.	2,648,821	3,961
*,1	GCL New Energy Holdings Ltd.	75,579,573	3,615
	Canvest Environmental Protection Group Co. Ltd.	6,880,203	3,587
	Asia Cement China Holdings Corp.	5,217,727	3,549
	Dah Sing Banking Group Ltd.	3,406,247	3,507
*,1	Cosmopolitan International Holdings Ltd.	21,473,556	3,250
*,2	Convoy Global Holdings Ltd.	147,589,460	3,172
	CMBC Capital Holdings Ltd.	232,748,949	3,140
	Hutchison Telecommunications Hong Kong Holdings Ltd.	15,952,764	3,103
	Pacific Textiles Holdings Ltd.	5,618,123	3,044
	Road King Infrastructure Ltd.	2,573,041	2,999
*,1	Sa Sa International Holdings Ltd.	11,572,275	2,890
	Sun Hung Kai & Co. Ltd.	5,599,047	2,881
	LK Technology Holdings Ltd.	1,227,500	2,878
*,1,3	FIT Hon Teng Ltd.	13,342,576	2,857
[3]	Crystal International Group Ltd.	6,955,685	2,795
[1]	Giordano International Ltd.	14,198,259	2,762
	Dynam Japan Holdings Co. Ltd.	2,764,302	2,584
*	Esprit Holdings Ltd.	31,898,097	2,549
*,1	Apollo Future Mobility Group Ltd.	50,122,499	2,387
*	Television Broadcasts Ltd.	2,781,006	2,345
	SmarTone Telecommunications Holdings Ltd.	4,125,137	2,312
	Chinese Estates Holdings Ltd.	5,206,442	2,042
*	Singamas Container Holdings Ltd.	13,664,193	1,953
[3]	IMAX China Holding Inc.	1,267,318	1,752
*	Digital Domain Holdings Ltd.	227,629,723	1,552
*	CITIC Resources Holdings Ltd.	23,752,497	1,313
*,1	Suncity Group Holdings Ltd.	26,371,869	1,273
	Texwinca Holdings Ltd.	5,603,365	1,263
[1]	Lee's Pharmaceutical Holdings Ltd.	2,414,153	1,238
*,2	MH Development Ltd.	5,979,097	892
*,2	Tech Pro Technology Development Ltd.	87,171,600	763
*	China LNG Group Ltd.	15,168,983	733
*,2	BRIGHTOIL	25,187,768	648
*	Glory Sun Land Group Ltd.	19,185,000	611
*,1,2	Agritrade Resources Ltd.	42,522,625	454
	Swire Pacific Ltd. Class B	437,626	447
*,1	NewOcean Energy Holdings Ltd.	7,995,774	401
*,2	REALGOLD MINING	1,345,000	145
*	Macau Legend Development Ltd.	325,000	42
[1,3]	VPower Group International Holdings Ltd.	74,000	15
*,2	China Longevity Group Co. Ltd.	1,027,000	—
			8,134,832
Hungary (0.1%)
*	OTP Bank Nyrt.	2,949,392	159,049
	Richter Gedeon Nyrt.	1,832,306	50,270
*	MOL Hungarian Oil & Gas plc	4,743,384	37,790
	Magyar Telekom Telecommunications plc	3,826,442	5,415
*	Opus Global Nyrt.	2,529,927	1,995
			254,519
India (3.4%)
	Reliance Industries Ltd.	40,563,685	1,111,935
	Infosys Ltd.	45,726,774	996,565

		Shares	Market Value ($000)
	Housing Development Finance Corp. Ltd.	22,192,813	730,579
	Tata Consultancy Services Ltd.	13,097,080	558,377
	Hindustan Unilever Ltd.	11,254,291	353,621
*	Axis Bank Ltd.	28,695,582	274,005
	Bajaj Finance Ltd.	2,962,666	248,723
	Asian Paints Ltd.	5,719,399	227,565
	Bharti Airtel Ltd.	28,781,961	217,712
	Tata Steel Ltd.	10,045,662	194,015
	HCL Technologies Ltd.	13,787,826	190,125
	Larsen & Toubro Ltd.	8,687,729	187,466
	ICICI Bank Ltd.	19,677,683	181,003
	Maruti Suzuki India Ltd.	1,669,670	156,877
*	UltraTech Cement Ltd.	1,442,032	147,856
	Sun Pharmaceutical Industries Ltd.	14,046,182	146,255
	JSW Steel Ltd.	13,118,138	130,139
	Tech Mahindra Ltd.	7,542,911	122,794
	Titan Co. Ltd.	5,249,390	121,167
	Mahindra & Mahindra Ltd.	11,599,322	116,106
	Nestle India Ltd.	451,170	107,405
*	Divi's Laboratories Ltd.	1,611,322	106,303
	Hindalco Industries Ltd.	17,739,593	106,284
	ITC Ltd.	38,151,508	105,195
	State Bank of India	18,063,196	105,013
	Grasim Industries Ltd.	4,824,714	100,818
	Bajaj Finserv Ltd.	496,579	95,196
*,3	Avenue Supermarts Ltd.	1,884,822	88,768
	Adani Ports & Special Economic Zone Ltd.	9,758,362	88,674
	NTPC Ltd.	55,328,642	87,996
[3]	HDFC Life Insurance Co. Ltd.	9,367,943	83,680
	Wipro Ltd.	10,259,485	81,087
	Dr Reddy's Laboratories Ltd.	1,271,006	80,538
*	Cipla Ltd.	6,399,908	79,196
[3]	SBI Life Insurance Co. Ltd.	5,261,694	77,849
	Bharat Petroleum Corp. Ltd.	12,883,993	77,320
	Tata Consumer Products Ltd.	7,487,540	76,175
	UPL Ltd.	6,921,545	75,407
*	Tata Motors Ltd.	18,295,653	72,454
	Britannia Industries Ltd.	1,490,915	68,696
	Power Grid Corp. of India Ltd.	29,657,410	68,337
	Apollo Hospitals Enterprise Ltd.	1,241,791	67,401
	Info Edge India Ltd.	953,997	67,015
	Adani Enterprises Ltd.	3,494,810	66,757
	Shree Cement Ltd.	169,604	64,550
*	Godrej Consumer Products Ltd.	4,810,700	63,909
	Vedanta Ltd.	15,348,943	62,447
	Hero MotoCorp Ltd.	1,622,822	60,356
*	Eicher Motors Ltd.	1,769,738	60,276
	Oil & Natural Gas Corp. Ltd.	38,761,464	60,042
*	Adani Green Energy Ltd.	4,979,068	58,847
	Pidilite Industries Ltd.	1,878,057	57,572
	Wipro Ltd. ADR	6,894,241	57,429
	Dabur India Ltd.	7,043,006	56,901
	Bajaj Auto Ltd.	1,035,661	53,377
	Ambuja Cements Ltd.	9,232,148	51,110
	Havells India Ltd.	3,197,779	50,527
[3]	ICICI Lombard General Insurance Co. Ltd.	2,488,024	49,408

		Shares	Market Value ($000)
*	Jubilant Foodworks Ltd.	957,308	48,697
*	Motherson Sumi Systems Ltd.	15,244,755	48,149
	Piramal Enterprises Ltd.	1,533,105	47,862
	Indian Oil Corp. Ltd.	34,492,850	47,851
	Marico Ltd.	6,411,973	47,173
	Indus Towers Ltd.	15,536,512	46,460
	Coal India Ltd.	23,879,185	46,047
*	Max Financial Services Ltd.	3,017,044	45,513
	Shriram Transport Finance Co. Ltd.	2,390,697	44,836
	Lupin Ltd.	2,970,140	44,257
	Adani Total Gas Ltd.	3,526,531	42,420
	Tata Power Co. Ltd.	25,173,919	42,381
	Aurobindo Pharma Ltd.	3,420,816	42,193
[3]	Laurus Labs Ltd.	4,818,722	41,592
	GAIL India Ltd.	21,972,035	41,249
	SRF Ltd.	350,079	40,770
[3]	Bandhan Bank Ltd.	10,303,689	40,402
	Voltas Ltd.	2,802,481	39,953
*	SBI Cards & Payment Services Ltd.	2,813,081	39,228
*	Mphasis Ltd.	1,101,964	38,540
[3]	ICICI Prudential Life Insurance Co. Ltd.	4,491,203	38,237
	Crompton Greaves Consumer Electricals Ltd.	5,809,444	38,104
	Colgate-Palmolive India Ltd.	1,614,977	37,023
	DLF Ltd.	8,099,506	36,828
	Berger Paints India Ltd.	3,212,298	36,447
	Embassy Office Parks REIT	7,483,400	36,392
	MRF Ltd.	33,778	36,323
	PI Industries Ltd.	906,606	35,960
[3]	Larsen & Toubro Infotech Ltd.	545,441	34,373
	Bharat Electronics Ltd.	13,618,460	33,833
	ACC Ltd.	1,029,248	33,167
*	United Spirits Ltd.	3,840,053	33,130
*,3	AU Small Finance Bank Ltd.	2,011,079	33,048
	Indraprastha Gas Ltd.	4,398,249	33,022
	Balkrishna Industries Ltd.	1,026,754	32,807
	Cholamandalam Investment & Finance Co. Ltd.	5,101,047	32,667
	Bharat Forge Ltd.	3,099,587	32,221
	Astral Ltd.	1,118,779	31,368
*	Ashok Leyland Ltd.	17,474,393	31,273
	Hindustan Petroleum Corp. Ltd.	8,826,477	31,014
[3]	HDFC Asset Management Co. Ltd.	803,266	30,849
*	Jindal Steel & Power Ltd.	5,268,604	30,634
	Page Industries Ltd.	71,309	30,250
	Siemens Ltd.	1,138,697	29,936
	Container Corp. of India Ltd.	3,406,515	29,549
	State Bank of India GDR	503,314	29,209
	Zee Entertainment Enterprises Ltd.	10,670,424	29,130
	Sundaram Finance Ltd.	829,294	29,106
*	Biocon Ltd.	5,592,636	29,081
	Tata Communications Ltd.	1,473,378	28,605
	Trent Ltd.	2,292,533	28,471
*,3	InterGlobe Aviation Ltd.	1,265,619	27,987
*	Dixon Technologies India Ltd.	481,595	27,870
	Petronet LNG Ltd.	9,448,637	27,730
	Aarti Industries Ltd.	2,192,255	27,591
	Persistent Systems Ltd.	648,152	27,445

		Shares	Market Value ($000)
	Deepak Nitrite Ltd.	992,142	27,224
	Atul Ltd.	219,217	26,682
*	APL Apollo Tubes Ltd.	1,127,603	26,496
	Steel Authority of India Ltd.	13,847,132	26,482
	Muthoot Finance Ltd.	1,264,441	26,439
	NMDC Ltd.	10,776,201	26,326
	Gujarat Gas Ltd.	2,735,232	26,309
	Tata Elxsi Ltd.	461,009	26,194
*	IDFC First Bank Ltd.	36,734,738	25,709
	Cadila Healthcare Ltd.	3,246,849	25,593
	Power Finance Corp. Ltd.	13,898,305	24,309
	Torrent Pharmaceuticals Ltd.	585,252	24,173
	Ipca Laboratories Ltd.	839,117	23,742
	REC Ltd.	11,377,485	23,139
	Mindtree Ltd.	598,099	23,048
	Federal Bank Ltd.	19,361,374	22,801
	Manappuram Finance Ltd.	8,146,660	22,748
*	Power Grid Corp. of India Ltd.	9,885,803	22,737
	Ramco Cements Ltd.	1,542,978	22,698
*	Fortis Healthcare Ltd.	6,692,337	22,593
*	Godrej Properties Ltd.	1,045,098	22,539
	Navin Fluorine International Ltd.	452,750	22,278
	Supreme Industries Ltd.	765,865	21,626
	Bosch Ltd.	105,484	21,251
[3]	Dr Lal PathLabs Ltd.	429,008	20,539
	Indian Railway Catering & Tourism Corp. Ltd.	652,414	20,481
	LIC Housing Finance Ltd.	3,703,183	20,480
	Tata Chemicals Ltd.	1,990,222	20,464
*,1	Tata Motors Ltd. ADR	991,115	19,505
	TVS Motor Co. Ltd.	2,457,276	19,175
	Emami Ltd.	2,530,135	19,039
	Cummins India Ltd.	1,656,148	18,989
	Bajaj Holdings & Investment Ltd.	345,227	18,679
[3]	Mindspace Business Parks REIT	4,824,200	18,396
	JSW Energy Ltd.	5,373,139	18,252
*	JK Cement Ltd.	408,310	17,889
	United Breweries Ltd.	918,199	17,643
*	Dalmia Bharat Ltd.	612,068	17,639
	Tube Investments of India Ltd.	1,162,706	17,518
	Coforge Ltd.	253,944	17,371
	Varun Beverages Ltd.	1,680,849	17,214
	Coromandel International Ltd.	1,344,638	16,598
	Indian Hotels Co. Ltd.	8,470,667	16,572
	Indiabulls Housing Finance Ltd.	4,449,285	16,498
*	Adani Power Ltd.	12,572,475	16,217
	Alkem Laboratories Ltd.	346,332	16,086
	Torrent Power Ltd.	2,606,329	15,968
	Oracle Financial Services Software Ltd.	274,892	15,954
	Central Depository Services India Ltd.	889,728	15,952
	Mahindra & Mahindra Financial Services Ltd.	7,759,223	15,804
	Gujarat State Petronet Ltd.	3,387,538	15,784
	Honeywell Automation India Ltd.	27,430	15,772
	Dr Reddy's Laboratories Ltd. ADR	248,061	15,516
	Pfizer Ltd.	195,632	15,447
	Cyient Ltd.	1,155,036	15,328
*	Bata India Ltd.	698,640	15,234

		Shares	Market Value ($000)
	Natco Pharma Ltd.	1,091,285	15,024
[3]	L&T Technology Services Ltd.	301,027	15,020
	Birlasoft Ltd.	2,747,750	14,856
	Redington India Ltd.	3,355,949	14,790
	Glenmark Pharmaceuticals Ltd.	1,793,884	14,662
*,3	RBL Bank Ltd.	5,562,303	14,461
	ABB India Ltd.	628,447	14,370
	Amara Raja Batteries Ltd.	1,481,529	14,345
*	Oberoi Realty Ltd.	1,573,228	14,203
*	Intellect Design Arena Ltd.	1,400,754	14,096
	IIFL Finance Ltd.	3,460,779	14,083
	Rajesh Exports Ltd.	1,682,511	14,021
	Escorts Ltd.	878,176	14,010
	Reliance Industries Ltd.	716,861	13,631
*	Bank of Baroda	12,576,847	13,591
*	Relaxo Footwears Ltd.	877,663	13,575
	Radico Khaitan Ltd.	1,098,951	13,365
	National Aluminium Co. Ltd.	10,474,055	13,198
*	Dhani Services Ltd.	4,232,543	13,125
	Apollo Tyres Ltd.	4,333,262	13,046
*,3	Syngene International Ltd.	1,509,118	12,976
*	Aavas Financiers Ltd.	374,827	12,702
	Sundram Fasteners Ltd.	1,230,742	12,653
*	L&T Finance Holdings Ltd.	10,608,778	12,626
[3]	Metropolis Healthcare Ltd.	328,054	12,548
*	Phoenix Mills Ltd.	1,076,320	12,530
	GlaxoSmithKline Pharmaceuticals Ltd.	573,042	12,394
	Exide Industries Ltd.	5,139,502	12,355
	Hindustan Zinc Ltd.	2,861,717	12,351
*	Bharat Heavy Electricals Ltd.	15,358,157	12,295
	Kansai Nerolac Paints Ltd.	1,456,901	12,269
*	PVR Ltd.	643,076	12,149
*	Aditya Birla Fashion & Retail Ltd.	4,014,057	12,126
*	AIA Engineering Ltd.	437,600	11,772
	Bayer CropScience Ltd.	151,117	11,737
*	Vodafone Idea Ltd.	105,553,263	11,710
[3]	Indian Energy Exchange Ltd.	2,004,599	11,632
	Firstsource Solutions Ltd.	4,433,896	11,629
	JB Chemicals & Pharmaceuticals Ltd.	474,590	11,576
	Cholamandalam Financial Holdings Ltd.	1,296,266	11,548
	Castrol India Ltd.	6,193,655	11,526
	Vaibhav Global Ltd.	1,028,945	11,496
	Suven Pharmaceuticals Ltd.	1,680,876	11,457
*	IDFC Ltd.	14,667,282	11,431
	Computer Age Management Services Ltd.	250,729	11,271
	NHPC Ltd.	31,754,315	11,213
	Schaeffler India Ltd.	120,824	11,135
	Whirlpool of India Ltd.	375,486	11,115
	Sonata Software Ltd.	1,051,707	10,932
	Can Fin Homes Ltd.	1,502,584	10,925
*	Aditya Birla Capital Ltd.	6,994,249	10,909
[3]	Nippon Life India Asset Management Ltd.	2,015,034	10,810
	Kajaria Ceramics Ltd.	802,126	10,724
*,3	IndiaMart InterMesh Ltd.	111,105	10,690
	Polycab India Ltd.	423,703	10,546
*	Jubilant Pharmova Ltd.	1,136,343	10,498

		Shares	Market Value ($000)
[3]	Quess Corp. Ltd.	893,456	10,455
	Tanla Platforms Ltd.	808,513	10,379
	Minda Industries Ltd.	1,008,666	10,111
*	Suzlon Energy Ltd.	118,654,338	10,059
	Ajanta Pharma Ltd.	325,092	10,020
*	CG Power & Industrial Solutions Ltd.	9,304,437	9,825
*	3M India Ltd.	29,131	9,661
	Zensar Technologies Ltd.	1,717,987	9,620
	Oil India Ltd.	4,240,001	9,514
	Mahanagar Gas Ltd.	604,367	9,485
	Sun TV Network Ltd.	1,206,692	9,416
*	GMR Infrastructure Ltd.	24,620,901	9,416
*	Tata Motors Ltd. Class A	4,988,338	9,402
*	Prestige Estates Projects Ltd.	2,045,261	9,372
	NCC Ltd.	7,882,030	9,323
*	Amber Enterprises India Ltd.	229,547	9,224
	Granules India Ltd.	1,807,355	9,223
*	Brigade Enterprises Ltd.	2,079,849	9,128
	Sterlite Technologies Ltd.	2,283,844	8,968
	CESC Ltd.	794,703	8,958
	KEC International Ltd.	1,554,242	8,919
*	Canara Bank	4,305,611	8,880
	Blue Star Ltd.	771,550	8,754
*,3	PNB Housing Finance Ltd.	951,076	8,610
	Chambal Fertilizers & Chemicals Ltd.	2,079,871	8,528
	City Union Bank Ltd.	4,208,095	8,506
*	Strides Pharma Science Ltd.	812,219	8,424
[3]	Eris Lifesciences Ltd.	786,837	8,369
*	Graphite India Ltd.	872,083	8,307
	CRISIL Ltd.	221,726	8,307
	Aegis Logistics Ltd.	1,899,797	8,177
	Edelweiss Financial Services Ltd.	6,609,021	8,156
	Procter & Gamble Health Ltd.	112,992	8,139
	Sanofi India Ltd.	72,347	8,128
	India Cements Ltd.	3,138,895	8,119
	Vinati Organics Ltd.	303,895	8,095
	Balrampur Chini Mills Ltd.	1,575,118	8,087
	Sobha Ltd.	1,008,508	8,083
*	EID Parry India Ltd.	1,357,327	7,975
*	Just Dial Ltd.	602,916	7,841
	Rain Industries Ltd.	2,191,607	7,728
	DCM Shriram Ltd.	615,894	7,708
	Sumitomo Chemical India Ltd.	1,350,998	7,705
*	Affle India Ltd.	134,534	7,597
	Welspun India Ltd.	4,221,676	7,585
*	Punjab National Bank	14,059,892	7,471
[3]	ICICI Securities Ltd.	760,408	7,426
	Orient Electric Ltd.	1,707,530	7,399
*	Indiabulls Real Estate Ltd.	3,591,639	7,310
	Thermax Ltd.	377,953	7,215
*	TeamLease Services Ltd.	125,159	7,174
*,3	Endurance Technologies Ltd.	301,465	7,023
*,3	General Insurance Corp. of India	2,873,759	6,981
*	Westlife Development Ltd.	902,532	6,813
*	Godrej Industries Ltd.	920,523	6,766
	Zydus Wellnes Ltd.	234,960	6,764
	Gillette India Ltd.	83,439	6,720
	Century Textiles & Industries Ltd.	625,230	6,700

		Shares	Market Value ($000)
	NBCC India Ltd.	9,552,143	6,618
	Finolex Cables Ltd.	941,928	6,613
	Motilal Oswal Financial Services Ltd.	495,196	6,286
*	Infibeam Avenues Ltd.	10,596,130	6,286
	Alembic Pharmaceuticals Ltd.	587,058	6,218
	Hindustan Aeronautics Ltd.	409,288	6,147
[3]	Indian Railway Finance Corp. Ltd.	19,864,890	6,145
	HEG Ltd.	200,557	6,125
	Equitas Holdings Ltd.	3,525,022	6,117
	Rallis India Ltd.	1,385,487	6,047
	Timken India Ltd.	284,998	5,997
	Lakshmi Machine Works Ltd.	50,530	5,868
*	Alok Industries Ltd.	17,512,140	5,788
	eClerx Services Ltd.	189,657	5,731
*	V-Mart Retail Ltd.	109,559	5,719
*	EIH Ltd.	3,818,404	5,715
	PTC India Ltd.	4,204,000	5,703
*,3	Godrej Agrovet Ltd.	599,769	5,627
	V-Guard Industries Ltd.	1,654,005	5,539
*	CreditAccess Grameen Ltd.	611,416	5,471
	Great Eastern Shipping Co. Ltd.	1,178,632	5,393
*	Ratnamani Metals & Tubes Ltd.	186,807	5,389
*	Narayana Hrudayalaya Ltd.	814,648	5,372
	Avanti Feeds Ltd.	625,288	5,349
	JM Financial Ltd.	3,734,522	5,333
	TTK Prestige Ltd.	45,136	5,302
*	Mahindra CIE Automotive Ltd.	1,441,266	5,223
	EPL Ltd.	1,556,166	5,166
*	Union Bank of India	9,436,718	4,682
*	Ceat Ltd.	252,044	4,604
	Bajaj Consumer Care Ltd.	1,188,647	4,567
*	KRBL Ltd.	1,235,812	4,554
*	Bank of India	4,478,063	4,482
*	Sun Pharma Advanced Research Co. Ltd.	1,214,174	4,430
	Gateway Distriparks Ltd.	1,165,365	4,423
	Gujarat Pipavav Port Ltd.	2,910,673	4,340
*	Yes Bank Ltd.	24,451,507	4,198
	AstraZeneca Pharma India Ltd.	85,841	3,884
*	IRB Infrastructure Developers Ltd.	1,738,724	3,851
*	Future Retail Ltd.	4,535,882	3,731
*	Wockhardt Ltd.	494,426	3,521
*	Bombay Burmah Trading Co.	207,995	3,471
	Jindal Saw Ltd.	1,814,897	3,399
	Vakrangee Ltd.	6,718,137	3,262
[3]	Dilip Buildcon Ltd.	430,659	3,259
	Multi Commodity Exchange of India Ltd.	148,079	3,193
	Welspun Corp. Ltd.	1,670,194	3,114
	Care Ratings Ltd.	316,616	3,095
	Kaveri Seed Co. Ltd.	314,312	3,045
*	DCB Bank Ltd.	2,099,942	2,972
	Indian Bank	1,427,517	2,670
	Karur Vysya Bank Ltd.	4,072,432	2,665
	Engineers India Ltd.	2,440,077	2,465
*	TV18 Broadcast Ltd.	4,530,328	2,384
*	IFCI Ltd.	11,662,080	2,264
	Symphony Ltd.	159,867	2,033
*	Future Consumer Ltd.	16,252,546	1,806
*	Karnataka Bank Ltd.	2,143,634	1,744

		Shares	Market Value ($000)
*	Hindustan Construction Co. Ltd.	10,541,092	1,653
*	South Indian Bank Ltd.	10,628,757	1,539
*	Raymond Ltd.	251,257	1,490
	GE Power India Ltd.	309,637	1,386
*	Mangalore Refinery & Petrochemicals Ltd.	2,014,419	1,212
	Vedanta Ltd. ADR	58,340	935
	Akzo Nobel India Ltd.	17,948	548
*	WABCO India Ltd.	3,062	300
*	JK Lakshmi Cement Ltd.	20,114	187
	PNC Infratech Ltd.	31,556	134
*	Magma Fincorp Ltd.	55,000	129
*	DRC Systems India Ltd.	7,487	29
*,2	Chennai Super Kings Cricket Ltd.	951,110	—
			13,884,305
Indonesia (0.3%)
	Bank Central Asia Tbk. PT	123,477,896	254,903
	Bank Rakyat Indonesia Persero Tbk. PT	674,730,475	173,100
	Telkom Indonesia Persero Tbk. PT	590,657,909	132,401
	Bank Mandiri Persero Tbk. PT	236,468,592	93,175
	Astra International Tbk. PT	260,763,663	85,143
	Charoen Pokphand Indonesia Tbk. PT	90,856,317	38,496
	Sarana Menara Nusantara Tbk. PT	324,282,255	32,849
	Bank Negara Indonesia Persero Tbk. PT	97,979,599	32,359
	Tower Bersama Infrastructure Tbk. PT	126,646,323	28,130
	United Tractors Tbk. PT	20,102,837	27,200
*	Indofood Sukses Makmur Tbk. PT	57,241,669	24,061
	Unilever Indonesia Tbk. PT	74,393,963	21,729
	Kalbe Farma Tbk. PT	231,769,189	20,200
	Barito Pacific Tbk. PT	290,463,765	19,490
	Semen Indonesia Persero Tbk. PT	36,488,986	19,445
	Aneka Tambang Tbk.	106,616,278	18,579
*	Indofood CBP Sukses Makmur Tbk. PT	30,827,964	17,309
	Adaro Energy Tbk. PT	164,837,605	15,223
	Indah Kiat Pulp & Paper Tbk. PT	32,274,696	15,171
	Gudang Garam Tbk. PT	6,129,804	13,917
	Mitra Keluarga Karyasehat Tbk. PT	71,933,914	12,886
*	Smartfren Telecom Tbk. PT	1,201,240,343	12,452
*	Surya Citra Media Tbk. PT	74,330,581	11,825
	Vale Indonesia Tbk. PT	26,462,420	10,065
	Ciputra Development Tbk. PT	168,045,484	10,053
	Indocement Tunggal Prakarsa Tbk. PT	16,155,881	9,837
*	Perusahaan Gas Negara Tbk. PT	143,529,762	9,681
	Japfa Comfeed Indonesia Tbk. PT	86,661,502	9,364
	Hanjaya Mandala Sampoerna Tbk. PT	118,833,199	8,596
	XL Axiata Tbk. PT	45,724,183	8,512
	Bukit Asam Tbk. PT	53,148,307	8,196
*	Summarecon Agung Tbk. PT	152,575,237	7,919
*	Pakuwon Jati Tbk. PT	283,068,764	7,835
	Ace Hardware Indonesia Tbk. PT	84,571,328	7,726
*	Lippo Karawaci Tbk. PT	724,070,348	7,467
*	Jasa Marga Persero Tbk. PT	26,526,616	7,230
	Pabrik Kertas Tjiwi Kimia Tbk. PT	14,906,491	7,032
*	Mayora Indah Tbk. PT	45,419,700	6,904
*	Bank Syariah Indonesia Tbk. PT	36,876,117	6,710
	Indo Tambangraya Megah Tbk. PT	4,717,870	5,530
*	Bumi Serpong Damai Tbk. PT	82,483,865	5,330
*	Indosat Tbk. PT	12,943,927	5,283

		Shares	Market Value ($000)
*	Medco Energi Internasional Tbk. PT	149,036,615	5,026
	AKR Corporindo Tbk. PT	19,428,020	4,837
	Bank BTPN Syariah Tbk. PT	26,911,368	4,412
*	Bank Bukopin Tbk. PT	149,618,540	4,226
*	Bank Tabungan Negara Persero Tbk. PT	45,590,888	4,144
*	Timah Tbk. PT	33,010,601	3,801
*	Mitra Adiperkasa Tbk. PT	83,099,385	3,564
*	Waskita Karya Persero Tbk. PT	58,650,815	3,550
*	Media Nusantara Citra Tbk. PT	60,755,714	3,319
*	Matahari Department Store Tbk. PT	25,794,107	3,222
*	Wijaya Karya Persero Tbk. PT	40,948,276	2,607
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	29,191,364	2,474
*	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	31,717,957	2,467
*	Panin Financial Tbk. PT	176,391,118	2,210
	Astra Agro Lestari Tbk. PT	4,006,892	2,203
*,2	Trada Alam Minera Tbk. PT	537,807,334	1,859
*	Bank Pan Indonesia Tbk. PT	35,539,333	1,793
*	PP Persero Tbk. PT	30,610,782	1,780
*	Kresna Graha Investama Tbk. PT	151,204,658	1,716
*	Global Mediacom Tbk. PT	90,169,733	1,633
*	Surya Semesta Internusa Tbk. PT	46,066,856	1,587
	Ramayana Lestari Sentosa Tbk. PT	29,933,684	1,305
*	Alam Sutera Realty Tbk. PT	106,913,619	1,154
	Bank Danamon Indonesia Tbk. PT	6,855,650	1,024
*	Krakatau Steel Persero Tbk. PT	29,623,460	992
*	Adhi Karya Persero Tbk. PT	20,208,026	958
*	Eagle High Plantations Tbk. PT	99,021,804	596
*	Totalindo Eka Persada Tbk. PT	60,859,938	210
			1,337,982
Ireland (0.2%)
	Kerry Group plc Class A	1,956,956	289,967
	Kingspan Group plc	1,920,683	208,864
*	Bank of Ireland Group plc	11,508,687	61,056
	Glanbia plc	2,444,671	41,968
*	AIB Group plc	9,876,018	24,256
	Hibernia REIT plc	9,200,749	14,254
*	Cairn Homes plc	10,149,695	13,499
*	Dalata Hotel Group plc	2,502,643	11,444
*	Irish Continental Group plc	2,037,331	10,705
*,2	Irish Bank Resolution Corp.	698,992	—
			676,013
Israel (0.4%)
*	Nice Ltd.	805,982	224,291
*	Bank Leumi Le-Israel BM	18,732,844	143,141
*	Bank Hapoalim BM	15,367,258	122,292
*	Teva Pharmaceutical Industries Ltd.	12,581,722	121,250
*	Israel Discount Bank Ltd. Class A	15,194,852	71,180
	ICL Group Ltd.	9,055,593	65,989
*	Mizrahi Tefahot Bank Ltd.	1,825,034	55,309
	Elbit Systems Ltd.	324,005	42,667
	Azrieli Group Ltd.	489,277	38,968
*	Tower Semiconductor Ltd.	1,407,835	37,994
*	Nova Ltd.	352,263	33,758
*	Bezeq The Israeli Telecommunication Corp. Ltd.	26,655,713	28,471
	Mivne Real Estate KD Ltd.	9,406,141	28,106

		Shares	Market Value ($000)
*	Enlight Renewable Energy Ltd.	11,485,932	25,676
*	First International Bank of Israel Ltd.	759,939	24,098
	Alony Hetz Properties & Investments Ltd.	1,433,409	19,528
*	Airport City Ltd.	1,102,237	18,784
*	Melisron Ltd.	240,316	17,720
*	Shikun & Binui Ltd.	2,788,460	15,798
	Strauss Group Ltd.	569,140	15,777
*	Paz Oil Co. Ltd.	130,669	15,777
	Harel Insurance Investments & Financial Services Ltd.	1,646,051	15,617
*	Israel Corp. Ltd.	45,529	14,499
	Amot Investments Ltd.	2,111,403	13,940
	Phoenix Holdings Ltd.	1,420,794	13,578
	Shufersal Ltd.	1,599,210	12,871
	Matrix IT Ltd.	455,308	12,528
	Electra Ltd.	21,925	12,322
	Maytronics Ltd.	560,368	12,189
	Reit 1 Ltd.	2,192,814	11,978
	Shapir Engineering & Industry Ltd.	1,555,766	11,523
	Ashtrom Group Ltd.	497,517	10,697
*	Isracard Ltd.	2,683,460	10,265
*	Clal Insurance Enterprises Holdings Ltd.	510,405	10,162
	Energix-Renewable Energies Ltd.	2,508,777	9,886
	Gazit-Globe Ltd.	1,316,154	9,786
*	AFI Properties Ltd.	203,468	9,719
	Danel Adir Yeoshua Ltd.	45,373	9,678
*	Big Shopping Centers Ltd.	61,940	8,661
	AudioCodes Ltd.	265,372	8,575
	Fox Wizel Ltd.	69,215	8,160
	Hilan Ltd.	156,259	8,057
	Gav-Yam Lands Corp. Ltd.	830,963	7,873
	Formula Systems 1985 Ltd.	83,922	7,400
*	Compugen Ltd.	968,824	7,024
	Sapiens International Corp. NV	274,692	6,922
*	Allot Ltd.	357,640	6,534
*	FIBI Holdings Ltd.	171,959	6,172
	Delek Automotive Systems Ltd.	471,346	5,947
*	Summit Real Estate Holdings Ltd.	384,757	5,834
*	Delek Group Ltd.	95,769	5,721
	Sella Capital Real Estate Ltd.	2,085,542	5,638
	Kenon Holdings Ltd.	163,502	5,524
	Menora Mivtachim Holdings Ltd.	270,438	5,341
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	77,719	5,046
*	Fattal Holdings 1998 Ltd.	56,362	4,927
	Mega Or Holdings Ltd.	147,655	4,779
*	OPC Energy Ltd.	493,083	4,669
*	Oil Refineries Ltd.	19,548,075	4,619
*	Migdal Insurance & Financial Holdings Ltd.	3,550,328	4,549
*	Partner Communications Co. Ltd.	1,000,763	4,301
*	Equital Ltd.	149,235	3,967
	Delta Galil Industries Ltd.	92,241	3,915
*	Brack Capital Properties NV	35,354	3,776
	Gilat Satellite Networks Ltd.	350,581	3,617
*	Cellcom Israel Ltd.	854,530	3,215
	IDI Insurance Co. Ltd.	87,344	2,971

		Shares	Market Value ($000)
*	Naphtha Israel Petroleum Corp. Ltd.	393,612	1,812
*	Kamada Ltd.	313,047	1,718
			1,535,076
Italy (1.6%)
	Enel SpA	98,780,273	910,313
	Intesa Sanpaolo SpA	210,286,638	580,927
	Stellantis NV	25,737,858	493,563
	Eni SpA	31,917,839	377,448
	Ferrari NV	1,546,108	336,956
	UniCredit SpA	27,578,275	329,874
	Assicurazioni Generali SpA	16,335,490	325,699
	CNH Industrial NV	12,535,483	209,312
	Moncler SpA	2,741,965	188,326
	Snam SpA	28,243,331	170,839
	Terna - Rete Elettrica Nazionale	17,842,058	141,602
*	FinecoBank Banca Fineco SpA	7,834,193	140,282
	Prysmian SpA	3,363,507	120,593
*,3	Nexi SpA	5,556,915	119,059
*	Atlantia SpA	6,229,165	112,988
*	Mediobanca Banca di Credito Finanziario SpA	9,392,837	109,938
	EXOR NV	1,323,012	108,693
	Davide Campari-Milano NV	6,282,867	88,328
	Amplifon SpA	1,640,384	81,010
[1,3]	Poste Italiane SpA	5,847,540	77,378
	Recordati Industria Chimica e Farmaceutica SpA	1,234,324	76,345
	Interpump Group SpA	1,029,556	64,357
	DiaSorin SpA	290,646	58,988
	Telecom Italia SpA (Registered)	130,950,660	57,345
	Tenaris SA	5,603,699	57,096
	Banco BPM SpA	18,901,769	56,706
	Reply SpA	286,602	51,234
[3]	Infrastrutture Wireless Italiane SpA	4,447,146	50,236
	Italgas SpA	6,608,655	44,732
	A2A SpA	19,961,817	42,352
	Hera SpA	9,954,096	42,299
	Azimut Holding SpA	1,569,193	40,366
*	Leonardo SpA	5,057,633	39,746
	Telecom Italia SpA (Bearer)	81,455,285	37,977
[3]	Pirelli & C SpA	6,186,678	37,360
	De' Longhi SpA	833,047	36,837
	Banca Mediolanum SpA	3,565,737	35,093
	Buzzi Unicem SpA	1,225,222	32,386
	Unipol Gruppo SpA	6,017,147	31,978
*	Banca Generali SpA	758,370	31,461
*	Cerved Group SpA	2,429,306	28,514
	Brembo SpA	1,914,328	26,753
	Banca Popolare di Sondrio SCPA	6,006,919	26,460
*	Brunello Cucinelli SpA	423,409	26,229
	Iren SpA	8,598,172	26,168
	BPER Banca	13,045,787	25,433
[3]	BFF Bank SpA	2,304,812	24,060
	ERG SpA	716,292	22,370
[3]	Technogym SpA	1,567,743	20,215
	UnipolSai Assicurazioni SpA	6,863,381	19,055
*	Salvatore Ferragamo SpA	884,370	17,639
[3]	Anima Holding SpA	3,514,488	17,313

		Shares	Market Value ($000)
*,1	Autogrill SpA	2,425,694	17,019
*,1	Saipem SpA	7,236,573	16,602
*,3	Enav SpA	3,245,647	15,005
	Gruppo MutuiOnline SpA	243,285	14,351
*	Societa Cattolica Di Assicurazione SpA	1,740,357	14,280
	ACEA SpA	545,362	12,710
	Mediaset SpA	4,135,859	12,657
	Tamburi Investment Partners SpA	1,243,443	12,162
*	Sesa SpA	65,701	11,698
[3]	Carel Industries SpA	478,142	11,376
[1]	Webuild SpA	4,138,185	11,270
	Falck Renewables SpA	1,580,774	10,862
*	MARR SpA	451,248	10,473
[3]	GVS SpA	674,525	10,321
[1]	Danieli & C Officine Meccaniche SpA Saving Shares	346,497	10,270
	SOL SpA	462,601	10,154
*,1	Tod's SpA	131,765	8,273
	Tinexta Spa	183,620	8,010
	Piaggio & C SpA	2,074,812	7,970
*	CIR SpA-Compagnie Industriali	12,853,547	7,808
	Banca IFIS SpA	456,656	7,530
[1]	Maire Tecnimont SpA	1,991,667	7,366
[3]	doValue SpA	608,762	6,979
	Italmobiliare SpA	174,154	6,646
	Zignago Vetro SpA	327,452	6,639
*	Biesse SpA	166,742	6,342
[3]	RAI Way SpA	1,050,901	6,210
	Datalogic SpA	258,107	6,049
*,1	Juventus Football Club SpA	6,915,979	6,017
*,1	Saras SpA	7,801,595	5,733
	Cementir Holding NV	505,869	5,699
	Credito Emiliano SpA	848,935	5,441
*,1	Fincantieri SpA	6,309,581	5,401
*,1	Banca Monte dei Paschi di Siena SpA	3,644,562	5,052
	Danieli & C Officine Meccaniche SpA	205,331	3,768
	Tenaris SA ADR	170,013	3,475
*	Immobiliare Grande Distribuzione SIIQ SpA	663,864	3,195
*	Arnoldo Mondadori Editore SpA	1,315,216	3,061
	DeA Capital SpA	1,825,442	2,782
	Rizzoli Corriere Della Sera Mediagroup SpA	1,156,245	915
*,2	Gemina SpA	315,232	—
			6,565,802
Japan (15.2%)
	Toyota Motor Corp.	31,366,484	2,815,941
	Sony Group Corp.	15,773,792	1,647,833
	Keyence Corp.	2,292,956	1,277,183
[1]	SoftBank Group Corp.	17,281,966	1,086,788
	Recruit Holdings Co. Ltd.	17,010,346	881,657
	Mitsubishi UFJ Financial Group Inc.	157,894,139	834,105
	Shin-Etsu Chemical Co. Ltd.	5,051,612	824,066
	Tokyo Electron Ltd.	1,879,598	775,194
	Daikin Industries Ltd.	3,375,265	704,866
	Honda Motor Co. Ltd.	21,780,982	699,559
	Nintendo Co. Ltd.	1,354,655	696,432
	Hitachi Ltd.	11,777,257	677,419

	Shares	Market Value ($000)
Nidec Corp.	5,898,493	662,068
KDDI Corp.	21,392,004	654,245
Hoya Corp.	4,546,584	641,840
Takeda Pharmaceutical Co. Ltd.	19,107,152	636,011
Murata Manufacturing Co. Ltd.	7,254,919	602,055
Sumitomo Mitsui Financial Group Inc.	16,513,640	556,660
FANUC Corp.	2,444,008	547,379
ITOCHU Corp.	17,221,051	509,730
Daiichi Sankyo Co. Ltd.	23,963,900	474,588
Mitsui & Co. Ltd.	20,518,727	470,954
Mizuho Financial Group Inc.	32,369,854	462,553
SoftBank Corp.	34,642,526	452,473
Fast Retailing Co. Ltd.	652,288	442,384
Seven & i Holdings Co. Ltd.	9,784,619	436,594
SMC Corp.	725,515	431,300
Mitsubishi Corp.	15,230,379	427,194
Fujitsu Ltd.	2,389,055	406,451
Denso Corp.	5,797,191	398,274
Nippon Telegraph & Telephone Corp.	15,363,574	393,432
Tokio Marine Holdings Inc.	8,231,247	392,310
Astellas Pharma Inc.	23,629,561	376,357
Kao Corp.	5,899,982	355,246
M3 Inc.	5,370,636	351,276
Mitsubishi Electric Corp.	25,157,622	341,320
Central Japan Railway Co.	2,304,091	335,164
Shiseido Co. Ltd.	4,942,747	330,352
Panasonic Corp.	27,069,637	326,868
Oriental Land Co. Ltd.	2,383,022	326,475
Terumo Corp.	8,392,786	325,730
Bridgestone Corp.	7,359,466	324,220
FUJIFILM Holdings Corp.	4,501,582	323,046
East Japan Railway Co.	4,595,585	306,169
Chugai Pharmaceutical Co. Ltd.	8,290,658	305,515
Japan Tobacco Inc.	15,083,148	294,729
Komatsu Ltd.	11,661,130	292,217
Canon Inc.	12,679,684	291,989
Kubota Corp.	13,899,925	290,668
Sysmex Corp.	2,417,831	287,699
Olympus Corp.	13,464,360	277,088
Eisai Co. Ltd.	3,365,491	276,821
Mitsui Fudosan Co. Ltd.	11,696,990	273,561
ORIX Corp.	15,513,837	271,421
Shimano Inc.	990,554	253,561
Dai-ichi Life Holdings Inc.	13,517,980	248,799
Daiwa House Industry Co. Ltd.	8,111,977	248,715
Aeon Co. Ltd.	8,939,827	244,637
Kyocera Corp.	3,940,488	243,490
Toshiba Corp.	5,627,285	242,207
Asahi Group Holdings Ltd.	5,361,104	241,220
Suzuki Motor Corp.	5,776,159	235,006
Mitsubishi Estate Co. Ltd.	14,445,614	226,607
Advantest Corp.	2,497,866	220,514
Otsuka Holdings Co. Ltd.	5,362,091	213,138
Omron Corp.	2,372,215	203,002
Unicharm Corp.	4,954,765	198,871
Sumitomo Corp.	14,317,168	194,569
Nomura Holdings Inc.	38,818,148	194,385
Secom Co. Ltd.	2,465,625	186,625

		Shares	Market Value ($000)
	MS&AD Insurance Group Holdings Inc.	6,022,517	186,162
	Shionogi & Co. Ltd.	3,465,063	182,486
	Lasertec Corp.	963,714	180,920
	Nitori Holdings Co. Ltd.	948,314	180,252
	Nippon Steel Corp.	10,387,776	180,200
	Kirin Holdings Co. Ltd.	9,748,396	178,306
	TDK Corp.	1,524,404	173,935
	Sompo Holdings Inc.	4,198,485	173,574
	Toyota Industries Corp.	2,049,457	171,919
	Asahi Kasei Corp.	15,731,407	171,550
	NEC Corp.	3,346,801	169,740
	Marubeni Corp.	19,928,397	169,619
	Z Holdings Corp.	33,676,717	168,558
	Sumitomo Realty & Development Co. Ltd.	5,022,373	163,695
	Yaskawa Electric Corp.	3,269,104	161,875
	Makita Corp.	3,107,910	161,608
	Bandai Namco Holdings Inc.	2,476,296	160,227
	ENEOS Holdings Inc.	38,099,880	160,042
	Ajinomoto Co. Inc.	6,205,724	158,103
	Japan Exchange Group Inc.	6,846,786	155,730
	Sumitomo Mitsui Trust Holdings Inc.	4,690,301	153,963
	Subaru Corp.	7,797,422	153,196
	Obic Co. Ltd.	853,411	149,990
	SG Holdings Co. Ltd.	5,421,049	145,767
*	Japan Post Holdings Co. Ltd.	17,035,483	144,605
	Kikkoman Corp.	2,325,622	142,414
*	Nissan Motor Co. Ltd.	24,522,507	142,325
[1]	Sekisui House Ltd.	7,165,706	141,920
	MINEBEA MITSUMI Inc.	5,183,538	139,960
	Nitto Denko Corp.	1,869,335	138,889
	Shimadzu Corp.	3,441,089	138,781
	Sumitomo Electric Industries Ltd.	9,715,879	138,031
*	Renesas Electronics Corp.	12,591,477	136,663
	Pan Pacific International Holdings Corp.	6,510,521	135,901
	Mitsubishi Chemical Holdings Corp.	16,155,162	135,556
	Toyota Tsusho Corp.	2,831,008	133,666
	Nippon Paint Holdings Co. Ltd.	10,089,615	128,786
	Toray Industries Inc.	19,282,784	126,961
	Ono Pharmaceutical Co. Ltd.	5,490,634	125,341
	West Japan Railway Co.	2,294,310	124,656
	MISUMI Group Inc.	3,568,118	124,367
	NTT Data Corp.	8,001,445	123,939
	Yamato Holdings Co. Ltd.	4,271,543	123,106
	Sumitomo Metal Mining Co. Ltd.	3,016,901	122,267
	Nippon Building Fund Inc.	18,794	121,459
	Rakuten Group Inc.	10,332,253	113,697
	Nippon Yusen KK	2,058,382	111,219
	Daifuku Co. Ltd.	1,237,331	110,876
	Yamaha Corp.	1,990,099	110,279
	Resona Holdings Inc.	29,059,557	109,109
	Nexon Co. Ltd.	5,251,112	108,048
	MEIJI Holdings Co. Ltd.	1,737,106	107,528
	Chubu Electric Power Co. Inc.	8,922,923	107,080
	Nomura Research Institute Ltd.	3,323,990	106,965
	Mitsubishi Heavy Industries Ltd.	3,653,738	105,568
	Kyowa Kirin Co. Ltd.	3,177,147	103,420
	Japan Real Estate Investment Corp.	16,391	102,943

		Shares	Market Value ($000)
	Tokyo Gas Co. Ltd.	5,437,102	102,917
	Rohm Co. Ltd.	1,054,398	102,865
	Disco Corp.	353,430	100,924
	Yakult Honsha Co. Ltd.	1,707,030	100,877
	Daiwa Securities Group Inc.	19,161,218	100,756
	AGC Inc.	2,337,255	99,948
	Sumitomo Chemical Co. Ltd.	19,076,791	99,305
	Daito Trust Construction Co. Ltd.	823,254	96,724
	Dentsu Group Inc.	2,765,463	96,111
	TOTO Ltd.	1,837,402	95,270
	Osaka Gas Co. Ltd.	5,076,599	94,845
	Odakyu Electric Railway Co. Ltd.	3,932,727	93,859
	Nippon Prologis REIT Inc.	28,036	93,628
	Ricoh Co. Ltd.	8,552,918	93,456
	GLP J-Reit	51,907	92,942
	Nihon M&A Center Inc.	3,324,114	92,573
	Lixil Corp.	3,350,814	91,444
	Hamamatsu Photonics KK	1,643,800	91,396
	Japan Metropolitan Fund Investment Corp.	86,333	90,437
	Aisin Corp.	2,229,326	90,252
	Koito Manufacturing Co. Ltd.	1,469,802	89,953
	Nomura Real Estate Master Fund Inc.	56,553	89,861
	Yamaha Motor Co. Ltd.	3,566,179	89,300
	T&D Holdings Inc.	6,889,247	88,146
	Isuzu Motors Ltd.	6,574,208	87,698
	Kansai Electric Power Co. Inc.	9,293,246	87,662
	CyberAgent Inc.	4,860,467	87,481
	Tokyu Corp.	6,275,139	84,104
	Nissan Chemical Corp.	1,705,673	83,601
	Keio Corp.	1,475,533	82,651
	Dai Nippon Printing Co. Ltd.	3,505,731	82,614
	Hankyu Hanshin Holdings Inc.	2,791,742	82,554
	Inpex Corp.	11,535,565	81,817
	Taiyo Yuden Co. Ltd.	1,559,803	80,050
	TIS Inc.	3,044,082	78,952
	JFE Holdings Inc.	6,491,191	78,931
*	Kintetsu Group Holdings Co. Ltd.	2,306,503	77,939
	JSR Corp.	2,312,027	77,499
	Trend Micro Inc.	1,468,225	76,440
	Sekisui Chemical Co. Ltd.	4,356,413	75,172
	Daiwa House REIT Investment Corp.	25,197	75,019
	Kajima Corp.	5,699,112	73,364
	SBI Holdings Inc.	3,053,886	73,104
	Mitsui OSK Lines Ltd.	1,391,778	72,216
	Ibiden Co. Ltd.	1,362,903	72,200
*	Mazda Motor Corp.	7,275,116	71,768
	Idemitsu Kosan Co. Ltd.	3,014,147	70,953
	Mitsui Chemicals Inc.	2,215,430	70,648
	Taisei Corp.	2,095,685	70,627
	Obayashi Corp.	8,583,614	70,190
	Fuji Electric Co. Ltd.	1,597,559	69,915
	MonotaRO Co. Ltd.	2,978,946	68,524
	BayCurrent Consulting Inc.	171,651	68,357
	Otsuka Corp.	1,310,323	68,085
	Tobu Railway Co. Ltd.	2,616,152	68,030
	Kurita Water Industries Ltd.	1,395,689	67,787
	SUMCO Corp.	2,919,319	67,519

		Shares	Market Value ($000)
	GMO Payment Gateway Inc.	517,001	66,459
	Azbil Corp.	1,686,309	65,763
	Oji Holdings Corp.	11,379,536	65,609
	Konami Holdings Corp.	1,182,469	65,492
	Nippon Express Co. Ltd.	886,066	64,727
	Asahi Intecc Co. Ltd.	2,383,019	64,573
	Hirose Electric Co. Ltd.	425,838	63,793
	Nissin Foods Holdings Co. Ltd.	892,299	63,496
	Kobayashi Pharmaceutical Co. Ltd.	790,764	63,075
	Orix JREIT Inc.	33,048	63,058
	Capcom Co. Ltd.	2,290,944	62,991
	Tosoh Corp.	3,541,105	62,143
	Toho Co. Ltd. (Tokyo)	1,424,884	62,032
	Brother Industries Ltd.	3,046,742	62,004
	Santen Pharmaceutical Co. Ltd.	4,552,991	61,692
	Kansai Paint Co. Ltd.	2,487,842	61,100
	Ryohin Keikaku Co. Ltd.	2,998,326	60,825
	Toppan Inc.	3,570,451	60,566
	Seiko Epson Corp.	3,462,944	59,583
	Ebara Corp.	1,203,620	59,537
	Kose Corp.	368,943	58,297
	Hoshizaki Corp.	674,192	56,614
	Miura Co. Ltd.	1,273,076	56,217
	Suntory Beverage & Food Ltd.	1,599,644	56,087
[1]	Advance Residence Investment Corp.	16,314	55,665
	Lion Corp.	3,201,606	55,417
	Toho Gas Co. Ltd.	1,139,845	55,405
	Tsuruha Holdings Inc.	465,002	54,900
	Nabtesco Corp.	1,448,351	54,858
	United Urban Investment Corp.	37,077	54,539
	NGK Insulators Ltd.	3,394,018	54,355
	Hulic Co. Ltd.	4,740,739	53,934
	Nisshin Seifun Group Inc.	3,326,741	53,636
	Food & Life Cos. Ltd.	1,303,609	53,115
*	Tokyo Electric Power Co. Holdings Inc.	19,708,328	52,527
	Keisei Electric Railway Co. Ltd.	1,759,213	52,394
	Shimizu Corp.	7,101,202	52,297
	Showa Denko KK	1,812,895	52,019
	NH Foods Ltd.	1,279,220	51,596
	Concordia Financial Group Ltd.	14,311,521	51,232
	Square Enix Holdings Co. Ltd.	977,919	50,741
*	Hitachi Metals Ltd.	2,545,821	49,717
	Nippon Shinyaku Co. Ltd.	658,855	49,567
	Stanley Electric Co. Ltd.	1,883,678	49,151
	Yokogawa Electric Corp.	3,158,255	48,587
	Mitsubishi Gas Chemical Co. Inc.	2,332,023	48,578
	ZOZO Inc.	1,423,158	48,471
	Hikari Tsushin Inc.	278,775	48,265
	Asics Corp.	2,171,720	47,962
	USS Co. Ltd.	2,733,308	47,581
	Shizuoka Bank Ltd.	6,581,208	47,527
*	PeptiDream Inc.	1,147,694	47,367
	Open House Co. Ltd.	936,467	47,348
	Mitsubishi HC Capital Inc.	8,564,070	46,711
	NSK Ltd.	5,642,867	46,570
	Tohoku Electric Power Co. Inc.	6,109,340	46,286
	Sojitz Corp.	15,035,251	45,997
	Koei Tecmo Holdings Co. Ltd.	978,224	45,960

		Shares	Market Value ($000)
	Hakuhodo DY Holdings Inc.	3,014,833	45,857
*	ANA Holdings Inc.	1,951,240	45,724
[1]	Industrial & Infrastructure Fund Investment Corp.	23,509	45,567
	Japan Post Bank Co. Ltd.	5,361,944	45,511
	SCREEN Holdings Co. Ltd.	501,885	45,464
	Marui Group Co. Ltd.	2,595,327	45,463
	Kyushu Electric Power Co. Inc.	6,004,560	45,390
	Haseko Corp.	3,344,799	45,263
	Kyushu Railway Co.	2,004,882	45,210
	Chiba Bank Ltd.	7,944,165	45,192
	Kakaku.com Inc.	1,654,974	45,163
	Toyo Suisan Kaisha Ltd.	1,164,767	44,468
	Tokyu Fudosan Holdings Corp.	7,821,591	44,156
	Sekisui House Reit Inc.	49,878	43,940
	Casio Computer Co. Ltd.	2,681,618	43,708
	Iida Group Holdings Co. Ltd.	1,809,389	43,662
	NOF Corp.	858,275	43,656
	Welcia Holdings Co. Ltd.	1,279,392	43,550
	Persol Holdings Co. Ltd.	2,146,161	43,300
	Yamada Holdings Co. Ltd.	9,158,196	43,267
	Rinnai Corp.	465,014	43,200
	Tokyo Century Corp.	784,514	43,174
	Ito En Ltd.	725,797	42,825
	Matsumotokiyoshi Holdings Co. Ltd.	961,923	42,740
	Japan Prime Realty Investment Corp.	10,919	42,707
	Japan Post Insurance Co. Ltd.	2,408,929	42,707
	THK Co. Ltd.	1,459,996	41,828
*	Nagoya Railroad Co. Ltd.	2,472,318	41,633
	Nippon Sanso Holdings Corp.	1,864,700	41,277
[1]	Kuraray Co. Ltd.	4,431,696	41,151
	Sohgo Security Services Co. Ltd.	874,113	40,874
	Bank of Kyoto Ltd.	944,472	40,673
	LaSalle Logiport REIT	22,124	40,522
	Amada Co. Ltd.	3,926,966	40,362
	Hisamitsu Pharmaceutical Co. Inc.	919,905	40,292
	COMSYS Holdings Corp.	1,441,422	40,061
	Sumitomo Heavy Industries Ltd.	1,441,093	39,915
	Pigeon Corp.	1,377,863	39,673
	Tokyo Tatemono Co. Ltd.	2,619,901	39,416
	Activia Properties Inc.	8,649	39,288
*	Kawasaki Heavy Industries Ltd.	1,849,441	38,818
	Nichirei Corp.	1,412,187	38,637
	Itochu Techno-Solutions Corp.	1,258,947	38,619
	Nikon Corp.	4,142,337	38,563
	Denka Co. Ltd.	1,113,526	38,537
	Hitachi Construction Machinery Co. Ltd.	1,361,200	38,461
	Cosmos Pharmaceutical Corp.	226,545	38,457
	Sharp Corp.	2,474,397	38,005
[1]	Keikyu Corp.	3,198,711	38,002
*	Japan Airlines Co. Ltd.	1,815,699	37,853
	Sumitomo Dainippon Pharma Co. Ltd.	2,161,413	37,425
	Iwatani Corp.	647,284	37,186
*	IHI Corp.	1,601,628	37,046
*,1	Skylark Holdings Co. Ltd.	2,750,496	37,046
	Nomura Real Estate Holdings Inc.	1,489,317	36,930
[1]	NGK Spark Plug Co. Ltd.	2,506,210	36,909
	Nifco Inc.	1,106,539	36,778

		Shares	Market Value ($000)
	NET One Systems Co. Ltd.	1,056,435	36,230
*	Kawasaki Kisen Kaisha Ltd.	1,054,270	36,080
	Teijin Ltd.	2,391,874	36,014
	Medipal Holdings Corp.	1,902,650	35,833
	Fukuoka Financial Group Inc.	2,122,289	35,771
	Taiheiyo Cement Corp.	1,524,327	35,515
[1]	Mitsui Fudosan Logistics Park Inc.	6,328	35,431
	Horiba Ltd.	507,483	34,880
	Nippon Accommodations Fund Inc.	5,693	34,845
	Chugoku Electric Power Co. Inc.	3,845,504	34,761
[1]	TechnoPro Holdings Inc.	1,386,683	34,683
[1]	Keihan Holdings Co. Ltd.	1,260,523	34,654
	Sugi Holdings Co. Ltd.	468,184	34,550
	Aozora Bank Ltd.	1,524,538	34,314
	Air Water Inc.	2,291,149	34,251
	Kenedix Office Investment Corp.	4,642	34,230
	Mitsubishi Materials Corp.	1,621,316	33,827
	Alfresa Holdings Corp.	2,216,878	33,763
	Japan Hotel REIT Investment Corp.	55,352	33,754
	Rohto Pharmaceutical Co. Ltd.	1,273,165	33,565
	Tokai Carbon Co. Ltd.	2,525,456	33,360
	Kyowa Exeo Corp.	1,334,880	33,182
	Jeol Ltd.	504,752	32,824
	SCSK Corp.	544,157	32,796
	Sumitomo Forestry Co. Ltd.	1,725,688	32,649
[1]	Japan Logistics Fund Inc.	10,646	32,304
	Taisho Pharmaceutical Holdings Co. Ltd.	576,769	32,301
	Zensho Holdings Co. Ltd.	1,262,060	32,019
	Sega Sammy Holdings Inc.	2,537,986	32,013
[1]	Sumitomo Rubber Industries Ltd.	2,357,685	31,732
	Tokyo Ohka Kogyo Co. Ltd.	489,127	31,701
	Kewpie Corp.	1,401,465	31,515
[1]	Anritsu Corp.	1,767,077	30,884
	Electric Power Development Co. Ltd.	2,107,625	30,855
	Sanwa Holdings Corp.	2,532,089	30,814
[1]	Lawson Inc.	610,930	30,705
	Oracle Corp. Japan	410,805	30,687
	Relo Group Inc.	1,370,760	30,251
	Ulvac Inc.	620,851	30,232
	House Foods Group Inc.	970,824	30,221
	Hino Motors Ltd.	3,447,059	30,219
	Zenkoku Hosho Co. Ltd.	665,657	30,201
	Shinsei Bank Ltd.	2,276,907	30,115
	Nankai Electric Railway Co. Ltd.	1,412,878	30,003
	Isetan Mitsukoshi Holdings Ltd.	4,403,116	29,816
	Nihon Kohden Corp.	975,168	29,791
	Morinaga Milk Industry Co. Ltd.	529,945	29,695
	Kaneka Corp.	741,949	29,379
*	Seibu Holdings Inc.	2,595,048	29,281
	Konica Minolta Inc.	5,685,203	29,236
	Shinko Electric Industries Co. Ltd.	853,492	29,011
	Coca-Cola Bottlers Japan Holdings Inc.	1,773,812	28,947
	Goldwin Inc.	462,693	28,926
[1]	Mori Hills REIT Investment Corp.	19,628	28,870
	DIC Corp.	1,065,816	28,803
	Sankyu Inc.	639,407	28,740
*	Japan Airport Terminal Co. Ltd.	662,273	28,619
	Suzuken Co. Ltd.	982,001	28,338

		Shares	Market Value ($000)
	Mebuki Financial Group Inc.	13,179,738	28,207
	JTEKT Corp.	2,947,031	28,000
	Daicel Corp.	3,364,828	27,945
[1]	AEON REIT Investment Corp.	19,147	27,855
	Fancl Corp.	873,992	27,782
	Sundrug Co. Ltd.	854,483	27,738
	Yokohama Rubber Co. Ltd.	1,385,086	27,658
	Shimamura Co. Ltd.	284,094	27,462
	Kagome Co. Ltd.	1,065,207	27,355
	Kamigumi Co. Ltd.	1,289,401	27,210
	Ushio Inc.	1,516,028	27,166
	Tsumura & Co.	860,590	27,146
	Kinden Corp.	1,655,158	26,840
	Benefit One Inc.	814,001	26,804
	Takara Holdings Inc.	2,296,398	26,721
	Daiwa Securities Living Investments Corp.	24,320	26,701
	Ube Industries Ltd.	1,328,022	26,673
	GS Yuasa Corp.	1,030,725	26,480
*	Park24 Co. Ltd.	1,402,250	26,440
	ADEKA Corp.	1,306,088	26,370
	Zeon Corp.	1,923,187	26,277
	SHO-BOND Holdings Co. Ltd.	621,081	26,235
	J Front Retailing Co. Ltd.	3,108,191	26,191
	K's Holdings Corp.	2,215,530	26,176
	Alps Alpine Co. Ltd.	2,512,653	26,154
[1]	Kenedix Residential Next Investment Corp.	12,031	26,046
	Toyo Tire Corp.	1,377,358	26,007
	Toyo Seikan Group Holdings Ltd.	1,911,263	26,005
	Ezaki Glico Co. Ltd.	695,531	25,984
*	RENOVA Inc.	572,931	25,860
	Ship Healthcare Holdings Inc.	1,025,270	25,855
	Hulic Reit Inc.	14,596	25,824
	Justsystems Corp.	440,457	25,589
	Fuji Corp.	1,087,230	25,585
	Mitsubishi Logistics Corp.	860,707	25,570
	Penta-Ocean Construction Co. Ltd.	3,739,419	25,339
	Frontier Real Estate Investment Corp.	5,429	25,176
	Kobe Steel Ltd.	3,756,755	25,067
*	SHIFT Inc.	136,204	24,987
	Outsourcing Inc.	1,304,425	24,968
[1]	Comforia Residential REIT Inc.	7,809	24,954
	Nihon Unisys Ltd.	824,844	24,872
	Mabuchi Motor Co. Ltd.	660,563	24,843
	JGC Holdings Corp.	2,734,516	24,618
	Nishi-Nippon Railroad Co. Ltd.	1,021,871	24,496
	Credit Saison Co. Ltd.	2,032,800	24,248
	Daiwa Office Investment Corp.	3,359	24,235
	Aica Kogyo Co. Ltd.	679,916	24,024
	Aeon Mall Co. Ltd.	1,570,613	23,939
	Menicon Co. Ltd.	327,153	23,913
	Daiwabo Holdings Co. Ltd.	1,183,827	23,897
	Nippon Electric Glass Co. Ltd.	1,043,199	23,688
	Rengo Co. Ltd.	2,770,555	23,587
	FP Corp.	611,812	23,553
	Invincible Investment Corp.	59,708	23,457
	Pola Orbis Holdings Inc.	978,619	23,393

		Shares	Market Value ($000)
	Toyoda Gosei Co. Ltd.	988,649	23,239
	Dowa Holdings Co. Ltd.	597,193	23,206
	Yamazaki Baking Co. Ltd.	1,681,841	23,092
	Calbee Inc.	999,444	22,962
	Nippon Gas Co. Ltd.	1,453,528	22,959
	Nishimatsu Construction Co. Ltd.	703,831	22,887
	Internet Initiative Japan Inc.	720,344	22,873
	Nippon Kayaku Co. Ltd.	2,204,746	22,863
	DeNA Co. Ltd.	1,207,109	22,730
	Toda Corp.	3,187,695	22,721
	Seino Holdings Co. Ltd.	1,775,880	22,603
	NTT UD REIT Investment Corp.	15,543	22,572
	Benesse Holdings Inc.	978,317	22,512
*	Mitsubishi Motors Corp.	7,975,914	22,410
	Mirait Holdings Corp.	1,130,824	22,297
	Daiseki Co. Ltd.	481,364	22,280
	Amano Corp.	901,833	22,236
	Infomart Corp.	2,688,897	22,186
[1]	Invesco Office J-Reit Inc.	106,775	22,153
	Daido Steel Co. Ltd.	467,751	22,081
	Sawai Group Holdings Co. Ltd.	512,033	21,931
	NIPPON REIT Investment Corp.	5,280	21,903
	As One Corp.	160,814	21,849
	Ain Holdings Inc.	353,220	21,622
[1]	Japan Excellent Inc.	15,476	21,540
	JAFCO Group Co. Ltd.	376,991	21,536
	Fujitec Co. Ltd.	967,734	21,500
	Tokyo Seimitsu Co. Ltd.	501,610	21,476
	Sotetsu Holdings Inc.	1,067,345	21,114
	TS Tech Co. Ltd.	1,411,254	20,996
	Cosmo Energy Holdings Co. Ltd.	902,741	20,995
	Kadokawa Corp.	533,184	20,820
	Acom Co. Ltd.	5,034,326	20,663
	Mitsui Mining & Smelting Co. Ltd.	724,175	20,621
	Hirogin Holdings Inc.	3,823,976	20,577
	Nichias Corp.	804,813	20,460
	Furukawa Electric Co. Ltd.	791,996	20,394
	DMG Mori Co. Ltd.	1,298,818	20,294
	Bic Camera Inc.	1,959,725	20,255
	JCR Pharmaceuticals Co. Ltd.	715,802	20,195
	Nippon Shokubai Co. Ltd.	419,372	20,172
	GMO internet Inc.	764,045	20,147
	Nagase & Co. Ltd.	1,314,847	20,123
	Mitsubishi Estate Logistics REIT Investment Corp.	4,355	20,078
[1]	cocokara fine Inc.	268,858	20,072
	Japan Elevator Service Holdings Co. Ltd.	870,640	20,068
	Japan Steel Works Ltd.	810,907	19,948
	Meitec Corp.	352,002	19,882
	Kaken Pharmaceutical Co. Ltd.	446,735	19,774
	OSG Corp.	1,050,099	19,642
	OKUMA Corp.	392,024	19,639
	NOK Corp.	1,482,415	19,609
	Nippon Suisan Kaisha Ltd.	3,776,162	19,590
	Asahi Holdings Inc.	988,310	19,544
	Nipro Corp.	1,567,823	19,473
	Tokuyama Corp.	916,583	19,410
	Katitas Co. Ltd.	650,405	19,399

		Shares	Market Value ($000)
	Topcon Corp.	1,371,224	19,337
	Seven Bank Ltd.	8,855,149	19,317
[1]	Tokyu REIT Inc.	10,354	19,287
	ABC-Mart Inc.	349,546	19,273
	Maruichi Steel Tube Ltd.	797,944	19,250
	Kenedix Retail REIT Corp.	6,904	19,162
	PALTAC Corp.	412,448	19,155
	Kobe Bussan Co. Ltd.	566,319	19,068
	Kyudenko Corp.	534,055	19,032
	Hachijuni Bank Ltd.	5,876,982	19,013
	Sumitomo Bakelite Co. Ltd.	436,511	19,001
	Fujitsu General Ltd.	736,508	18,999
	Takashimaya Co. Ltd.	1,830,623	18,996
	Hazama Ando Corp.	2,461,575	18,727
	SMS Co. Ltd.	667,702	18,703
	AEON Financial Service Co. Ltd.	1,514,274	18,656
	Nippo Corp.	667,756	18,550
	Daiichikosho Co. Ltd.	524,579	18,374
	Heiwa Real Estate Co. Ltd.	505,125	18,229
	Digital Garage Inc.	437,309	18,153
	Kokuyo Co. Ltd.	1,106,550	17,955
	Chugoku Bank Ltd.	2,247,266	17,870
	Sapporo Holdings Ltd.	838,737	17,836
	Kyushu Financial Group Inc.	4,994,376	17,822
	Iyo Bank Ltd.	3,606,728	17,797
	Izumi Co. Ltd.	517,681	17,720
	Gunma Bank Ltd.	5,530,362	17,672
	Yamaguchi Financial Group Inc.	3,050,702	17,538
	H.U. Group Holdings Inc.	674,356	17,507
	Mitsui High-Tec Inc.	298,708	17,497
*	Fujikura Ltd.	3,408,921	17,449
	Yaoko Co. Ltd.	288,097	17,385
	Morinaga & Co. Ltd.	546,114	17,326
	Mizuho Leasing Co. Ltd.	514,272	17,068
	Mani Inc.	797,307	17,018
	Hitachi Transport System Ltd.	424,453	17,012
	Toyota Boshoku Corp.	839,773	16,941
	Daio Paper Corp.	981,260	16,914
	Toei Co. Ltd.	93,651	16,896
	NHK Spring Co. Ltd.	2,184,167	16,876
	Heiwa Real Estate REIT Inc.	10,550	16,807
	Inaba Denki Sangyo Co. Ltd.	688,605	16,804
	Yamato Kogyo Co. Ltd.	493,630	16,786
*	Yoshinoya Holdings Co. Ltd.	874,893	16,641
	Systena Corp.	897,536	16,636
	Hoshino Resorts REIT Inc.	2,608	16,589
	Nisshinbo Holdings Inc.	1,961,908	16,507
	Toagosei Co. Ltd.	1,572,692	16,429
	Takasago Thermal Engineering Co. Ltd.	879,448	16,154
	Wacoal Holdings Corp.	698,730	15,914
	Fuyo General Lease Co. Ltd.	243,493	15,910
	NEC Networks & System Integration Corp.	890,422	15,790
	Kureha Corp.	237,468	15,610
	Tadano Ltd.	1,502,556	15,462
	Mori Trust Sogo Reit Inc.	10,675	15,401
	Fukuyama Transporting Co. Ltd.	409,928	15,393
	Takara Bio Inc.	613,517	15,337

		Shares	Market Value ($000)
	Kanematsu Corp.	1,108,249	15,333
	Takuma Co. Ltd.	952,400	15,293
	Hitachi Zosen Corp.	2,115,879	15,287
	Pilot Corp.	444,737	15,286
	NSD Co. Ltd.	891,140	15,279
	Kotobuki Spirits Co. Ltd.	252,848	15,163
	Trusco Nakayama Corp.	568,466	15,027
	CKD Corp.	750,935	15,018
	Toyobo Co. Ltd.	1,177,056	14,937
	Lintec Corp.	683,963	14,911
	Hanwa Co. Ltd.	501,971	14,853
	Resorttrust Inc.	896,312	14,732
	Macnica Fuji Electronics Holdings Inc.	572,461	14,713
	Kohnan Shoji Co. Ltd.	360,776	14,656
	Sankyo Co. Ltd.	584,431	14,585
	Nippon Paper Industries Co. Ltd.	1,247,757	14,585
*	Shochiku Co. Ltd.	133,853	14,560
*	NTN Corp.	5,671,267	14,553
[1]	Maeda Corp.	1,724,908	14,502
	Nikkon Holdings Co. Ltd.	655,558	14,438
	Fuji Kyuko Co. Ltd.	311,520	14,410
	en Japan Inc.	412,188	14,394
	Monex Group Inc.	2,281,476	14,380
	IR Japan Holdings Ltd.	115,750	14,324
	Autobacs Seven Co. Ltd.	969,747	14,265
	Shikoku Electric Power Co. Inc.	2,167,534	14,262
	Milbon Co. Ltd.	257,014	14,178
	Takeda Pharmaceutical Co. Ltd. ADR	850,862	14,039
	Duskin Co. Ltd.	604,168	13,952
	Kusuri no Aoki Holdings Co. Ltd.	208,127	13,939
*	Descente Ltd.	512,037	13,934
	Dexerials Corp.	603,193	13,907
	Senko Group Holdings Co. Ltd.	1,371,751	13,882
	Okamura Corp.	979,744	13,877
*	Raksul Inc.	293,403	13,837
	Ariake Japan Co. Ltd.	238,175	13,825
[1]	Colowide Co. Ltd.	762,727	13,787
*	Sanrio Co. Ltd.	807,875	13,779
	Glory Ltd.	636,628	13,679
	Fuji Oil Holdings Inc.	601,704	13,620
	Mixi Inc.	540,197	13,607
	DTS Corp.	563,622	13,604
	Citizen Watch Co. Ltd.	3,468,383	13,568
	Sumitomo Osaka Cement Co. Ltd.	474,341	13,564
	Canon Marketing Japan Inc.	605,238	13,557
	Nippon Light Metal Holdings Co. Ltd.	768,149	13,522
	Fuji Soft Inc.	265,529	13,417
	Kandenko Co. Ltd.	1,582,096	13,271
	NS Solutions Corp.	412,918	13,145
	JINS Holdings Inc.	200,239	13,113
	Toshiba TEC Corp.	322,177	12,980
[1]	eRex Co. Ltd.	454,339	12,819
	Sakata Seed Corp.	390,696	12,794
	Tsubakimoto Chain Co.	418,904	12,757
	Kintetsu World Express Inc.	521,202	12,700
	DCM Holdings Co. Ltd.	1,258,800	12,406
	EDION Corp.	1,199,169	12,398
	Nihon Parkerizing Co. Ltd.	1,203,429	12,398

		Shares	Market Value ($000)
	Okumura Corp.	454,234	12,345
	Information Services International-Dentsu Ltd.	310,916	12,304
	Hokuriku Electric Power Co.	2,356,578	12,299
	Maruha Nichiro Corp.	554,396	12,292
*	Sanken Electric Co. Ltd.	258,135	12,250
	Hokuhoku Financial Group Inc.	1,690,835	12,211
	Kumagai Gumi Co. Ltd.	471,366	12,122
	Shoei Co. Ltd.	287,070	12,027
	TOKAI Holdings Corp.	1,467,644	12,027
	Toho Holdings Co. Ltd.	713,574	11,985
	Meidensha Corp.	550,958	11,969
	Fujimi Inc.	252,183	11,891
	Japan Lifeline Co. Ltd.	943,274	11,874
	Heiwa Corp.	673,595	11,783
	Iriso Electronics Co. Ltd.	246,447	11,775
	Takeuchi Manufacturing Co. Ltd.	470,845	11,739
	Toridoll Holdings Corp.	629,119	11,612
	Fuji Seal International Inc.	566,363	11,505
	Musashi Seimitsu Industry Co. Ltd.	552,865	11,494
	Elecom Co. Ltd.	652,672	11,491
	Nishi-Nippon Financial Holdings Inc.	2,037,953	11,458
	Aiful Corp.	3,635,314	11,426
	Hokkaido Electric Power Co. Inc.	2,540,426	11,406
	Nippon Soda Co. Ltd.	354,221	11,370
	KH Neochem Co. Ltd.	478,884	11,324
	Daishi Hokuetsu Financial Group Inc.	509,760	11,268
	Maruwa Co. Ltd.	114,376	11,203
	Tokyo Steel Manufacturing Co. Ltd.	1,113,521	11,185
	Seiren Co. Ltd.	542,572	11,035
	SOSiLA Logistics REIT Inc.	7,013	11,006
	Mochida Pharmaceutical Co. Ltd.	333,771	10,965
[1]	Kyoritsu Maintenance Co. Ltd.	331,521	10,958
	Nitto Boseki Co. Ltd.	356,015	10,892
	Kanamoto Co. Ltd.	465,693	10,886
	Tomy Co. Ltd.	1,232,483	10,827
	UT Group Co. Ltd.	342,629	10,753
	Arcs Co. Ltd.	527,714	10,748
	Matsui Securities Co. Ltd.	1,493,609	10,733
	Earth Corp.	180,472	10,688
	Itoham Yonekyu Holdings Inc.	1,599,781	10,641
	Shiga Bank Ltd.	626,410	10,638
	MOS Food Services Inc.	370,993	10,630
	Wacom Co. Ltd.	1,832,785	10,620
	Central Glass Co. Ltd.	524,885	10,612
	Megmilk Snow Brand Co. Ltd.	563,469	10,590
	Oki Electric Industry Co. Ltd.	1,132,648	10,583
	Noevir Holdings Co. Ltd.	211,811	10,580
	Daihen Corp.	235,378	10,556
	Create SD Holdings Co. Ltd.	313,956	10,538
	Orient Corp.	8,393,377	10,535
	Taikisha Ltd.	333,151	10,523
	Hokuetsu Corp.	1,878,460	10,468
	Ichibanya Co. Ltd.	235,415	10,453
	BeNext-Yumeshin Group Co.	839,560	10,450
	Valor Holdings Co. Ltd.	491,055	10,428
	Raito Kogyo Co. Ltd.	582,106	10,423
*,1	Oisix ra daichi Inc.	290,266	10,321

		Shares	Market Value ($000)
*	UACJ Corp.	389,238	10,274
	Japan Aviation Electronics Industry Ltd.	642,778	10,235
[1]	Kura Sushi Inc.	274,355	10,215
	Sangetsu Corp.	700,980	10,186
	BML Inc.	294,828	10,183
	San-A Co. Ltd.	272,833	10,176
	OBIC Business Consultants Co. Ltd.	197,683	10,119
	Starts Corp. Inc.	386,550	10,118
	Nextage Co. Ltd.	491,393	10,107
	Kiyo Bank Ltd.	757,127	10,102
	Nojima Corp.	388,668	10,102
	Tokai Tokyo Financial Holdings Inc.	2,841,284	10,060
	Makino Milling Machine Co. Ltd.	266,331	10,048
*,1	Create Restaurants Holdings Inc.	1,186,012	10,042
	Prima Meat Packers Ltd.	370,104	10,035
	JCU Corp.	271,854	9,987
	Rorze Corp.	128,985	9,954
	Sumitomo Mitsui Construction Co. Ltd.	2,251,003	9,941
	MCJ Co. Ltd.	878,057	9,927
	Eizo Corp.	234,185	9,876
	77 Bank Ltd.	924,502	9,807
	Tokai Rika Co. Ltd.	628,312	9,792
[1]	Hogy Medical Co. Ltd.	311,024	9,781
	Nachi-Fujikoshi Corp.	239,269	9,745
	Tri Chemical Laboratories Inc.	350,034	9,703
	Sumitomo Warehouse Co. Ltd.	661,254	9,649
	TKC Corp.	322,832	9,584
	Heiwado Co. Ltd.	502,568	9,574
	Taiyo Holdings Co. Ltd.	206,908	9,561
	Aeon Delight Co. Ltd.	288,752	9,501
	San-In Godo Bank Ltd.	1,904,434	9,483
	Kumiai Chemical Industry Co. Ltd.	1,230,738	9,463
	Tsugami Corp.	667,819	9,462
	ZERIA Pharmaceutical Co. Ltd.	495,857	9,395
	Funai Soken Holdings Inc.	408,429	9,387
*,1	Atom Corp.	1,317,918	9,341
*,1	Change Inc.	400,771	9,297
*,1	HIS Co. Ltd.	429,145	9,251
	Toyo Ink SC Holdings Co. Ltd.	502,777	9,207
*	KYB Corp.	278,861	9,172
	Komeri Co. Ltd.	376,743	9,137
	Transcosmos Inc.	321,245	9,115
	KOMEDA Holdings Co. Ltd.	485,109	9,095
	Life Corp.	260,116	9,087
	SAMTY Co. Ltd.	448,837	9,056
[1]	Joyful Honda Co. Ltd.	713,923	9,012
	Towa Pharmaceutical Co. Ltd.	351,971	8,990
	Paramount Bed Holdings Co. Ltd.	502,228	8,977
	KYORIN Holdings Inc.	552,166	8,948
	Japan Material Co. Ltd.	744,084	8,895
[1]	Zojirushi Corp.	637,635	8,850
*	Nippn Corp.	615,267	8,846
	Nichiha Corp.	335,935	8,825
	Maeda Kosen Co. Ltd.	262,897	8,807
	ASKUL Corp.	576,706	8,705
	Eiken Chemical Co. Ltd.	415,899	8,670
*,1	euglena Co. Ltd.	992,991	8,657
	Ichigo Inc.	2,881,991	8,653

		Shares	Market Value ($000)
	H2O Retailing Corp.	1,141,752	8,645
	Gunze Ltd.	199,341	8,631
	Saizeriya Co. Ltd.	349,804	8,617
	Seiko Holdings Corp.	412,282	8,611
	Nippon Steel Trading Corp.	199,070	8,545
	Mandom Corp.	500,561	8,487
	Maeda Road Construction Co. Ltd.	442,498	8,450
	Inabata & Co. Ltd.	541,136	8,421
	Digital Arts Inc.	121,872	8,370
	Giken Ltd.	203,850	8,364
	IDOM Inc.	905,617	8,295
	GungHo Online Entertainment Inc.	447,567	8,292
	Awa Bank Ltd.	457,527	8,281
	Nisshin Oillio Group Ltd.	300,512	8,275
[1]	Monogatari Corp.	132,894	8,258
	Fukuoka REIT Corp.	4,906	8,246
	Nikkiso Co. Ltd.	793,739	8,233
	Ai Holdings Corp.	439,731	8,210
	Nichicon Corp.	770,334	8,205
	Fuso Chemical Co. Ltd.	227,405	8,198
	Tokyotokeiba Co. Ltd.	204,562	8,147
	Ogaki Kyoritsu Bank Ltd.	480,705	8,099
	Tocalo Co. Ltd.	642,744	8,076
*	M&A Capital Partners Co. Ltd.	166,669	8,070
[1]	Nishimatsuya Chain Co. Ltd.	654,663	7,998
	Tsubaki Nakashima Co. Ltd.	530,205	7,993
	Dip Corp.	271,308	7,935
	Topre Corp.	547,098	7,909
	Ohsho Food Service Corp.	147,563	7,907
	Max Co. Ltd.	457,919	7,903
	San-Ai Oil Co. Ltd.	633,838	7,903
	Mirai Corp.	15,340	7,892
	eGuarantee Inc.	367,765	7,875
[1]	Pharma Foods International Co. Ltd.	295,948	7,862
	Takara Standard Co. Ltd.	533,151	7,765
	Kissei Pharmaceutical Co. Ltd.	374,433	7,703
[1]	Tamura Corp.	976,920	7,703
	Nippon Densetsu Kogyo Co. Ltd.	439,086	7,684
	Yokogawa Bridge Holdings Corp.	380,704	7,665
	Japan Securities Finance Co. Ltd.	1,021,383	7,630
[1]	Anicom Holdings Inc.	962,840	7,598
[1]	Maruwa Unyu Kikan Co. Ltd.	540,986	7,586
	Nomura Co. Ltd.	972,057	7,578
	Token Corp.	83,938	7,578
*,1	Royal Holdings Co. Ltd.	422,992	7,574
	Round One Corp.	773,813	7,542
	North Pacific Bank Ltd.	3,522,551	7,535
	Suruga Bank Ltd.	2,490,021	7,534
	Mitsubishi Logisnext Co. Ltd.	828,434	7,519
	Kato Sangyo Co. Ltd.	247,102	7,517
*,1	Chiyoda Corp.	2,104,598	7,502
[1]	ValueCommerce Co. Ltd.	213,107	7,395
	Daiho Corp.	190,205	7,381
	Showa Sangyo Co. Ltd.	270,141	7,381
	Global One Real Estate Investment Corp.	6,384	7,374
	Hankyu Hanshin REIT Inc.	4,981	7,366
	Hosiden Corp.	801,445	7,352
	Shibaura Machine Co. Ltd.	309,121	7,346

		Shares	Market Value ($000)
*,1	Ringer Hut Co. Ltd.	350,838	7,258
	Sato Holdings Corp.	281,391	7,188
*	MedPeer Inc.	194,933	7,156
	Nissin Electric Co. Ltd.	610,776	7,121
	Daibiru Corp.	557,157	7,118
*	Maxell Holdings Ltd.	604,265	7,073
	Kitz Corp.	976,788	7,073
	Idec Corp.	352,806	7,052
	Roland Corp.	148,210	7,052
	Okasan Securities Group Inc.	1,933,593	7,045
[1]	Cybozu Inc.	321,617	7,037
	Adastria Co. Ltd.	407,810	7,034
	Jaccs Co. Ltd.	301,683	7,016
	Yokowo Co. Ltd.	287,630	7,010
	Sanyo Chemical Industries Ltd.	129,447	6,999
	Sanyo Denki Co. Ltd.	108,248	6,996
[1]	United Super Markets Holdings Inc.	714,805	6,993
	Juroku Bank Ltd.	392,359	6,934
	TBS Holdings Inc.	459,448	6,915
	Noritz Corp.	405,373	6,898
*	Nippon Sheet Glass Co. Ltd.	1,250,575	6,887
	S-Pool Inc.	798,707	6,885
	Okinawa Electric Power Co. Inc.	537,233	6,866
	Bunka Shutter Co. Ltd.	635,837	6,842
	S Foods Inc.	218,694	6,831
	Japan Wool Textile Co. Ltd.	759,312	6,829
	Nissha Co. Ltd.	483,632	6,809
	Pacific Industrial Co. Ltd.	556,608	6,775
	Totetsu Kogyo Co. Ltd.	317,532	6,748
	Megachips Corp.	227,121	6,720
	Solasto Corp.	549,955	6,720
	Japan Petroleum Exploration Co. Ltd.	404,361	6,719
	Gree Inc.	1,217,738	6,714
[1]	Yamazen Corp.	711,209	6,712
	Hioki EE Corp.	96,005	6,696
	Mitsui-Soko Holdings Co. Ltd.	287,276	6,693
	Prestige International Inc.	1,035,176	6,628
	Hyakugo Bank Ltd.	2,369,349	6,615
	SBS Holdings Inc.	214,653	6,607
	Yellow Hat Ltd.	342,084	6,593
	Towa Corp.	299,258	6,567
	Nippon Ceramic Co. Ltd.	247,340	6,556
	Infocom Corp.	274,381	6,521
	Shibuya Corp.	231,352	6,476
[1]	Doutor Nichires Holdings Co. Ltd.	423,501	6,455
	Sanki Engineering Co. Ltd.	471,293	6,444
	Morita Holdings Corp.	455,822	6,431
	Shinmaywa Industries Ltd.	733,914	6,425
	Osaka Organic Chemical Industry Ltd.	186,755	6,403
	Aida Engineering Ltd.	691,969	6,399
	Relia Inc.	522,157	6,398
[1]	DyDo Group Holdings Inc.	131,655	6,391
	Comture Corp.	296,144	6,374
	Nanto Bank Ltd.	369,916	6,351
	Fujimori Kogyo Co. Ltd.	167,666	6,335
	Nagaileben Co. Ltd.	268,383	6,331
	Mitsubishi Pencil Co. Ltd.	489,546	6,322
	Nippon Signal Co. Ltd.	755,395	6,321

		Shares	Market Value ($000)
	Shima Seiki Manufacturing Ltd.	378,937	6,308
	ARTERIA Networks Corp.	376,190	6,283
	Yodogawa Steel Works Ltd.	290,291	6,263
	Arata Corp.	160,412	6,261
	Shizuoka Gas Co. Ltd.	598,309	6,255
	Fuji Media Holdings Inc.	575,666	6,245
	Tokyu Construction Co. Ltd.	885,716	6,239
	Star Micronics Co. Ltd.	413,974	6,229
	FCC Co. Ltd.	433,509	6,215
	Ichigo Office REIT Investment Corp.	6,852	6,206
	Okamoto Industries Inc.	163,490	6,174
	RS Technologies Co. Ltd.	114,834	6,147
	Alpen Co. Ltd.	216,102	6,075
	Nippon Seiki Co. Ltd.	523,726	6,074
	Sekisui Jushi Corp.	304,447	6,062
	Bell System24 Holdings Inc.	392,304	6,025
[1]	Optex Group Co. Ltd.	389,229	6,004
*	United Arrows Ltd.	344,934	5,996
	Hirata Corp.	106,366	5,988
[1]	Aruhi Corp.	467,227	5,911
	Kisoji Co. Ltd.	273,895	5,897
	Sakai Moving Service Co. Ltd.	121,322	5,853
	Chudenko Corp.	278,216	5,840
	Strike Co. Ltd.	174,229	5,834
	T Hasegawa Co. Ltd.	250,371	5,832
	Noritake Co. Ltd.	150,474	5,809
	Ryosan Co. Ltd.	274,799	5,805
	Mitsuuroko Group Holdings Co. Ltd.	504,556	5,788
	Nippon Kanzai Co. Ltd.	244,203	5,787
	Kameda Seika Co. Ltd.	140,036	5,781
	Saibu Gas Holdings Co. Ltd.	260,297	5,771
	Avex Inc.	396,497	5,639
	Siix Corp.	436,335	5,631
	Trancom Co. Ltd.	71,976	5,616
	Kanto Denka Kogyo Co. Ltd.	577,837	5,556
	Broadleaf Co. Ltd.	1,199,455	5,529
	Nishio Rent All Co. Ltd.	201,934	5,526
	SKY Perfect JSAT Holdings Inc.	1,459,880	5,523
	Exedy Corp.	364,067	5,513
	Organo Corp.	95,862	5,504
	Nippon Carbon Co. Ltd.	146,625	5,499
*	Nippon Chemi-Con Corp.	236,335	5,483
	Chugoku Marine Paints Ltd.	658,082	5,449
	Koa Corp.	351,666	5,408
	FULLCAST Holdings Co. Ltd.	261,673	5,392
[1]	Obara Group Inc.	150,618	5,390
	GLOBERIDE Inc.	111,161	5,387
	Musashino Bank Ltd.	358,712	5,380
	Plenus Co. Ltd.	277,095	5,336
	Bank of Okinawa Ltd.	235,707	5,316
	Nitto Kogyo Corp.	321,674	5,308
	CRE Logistics REIT Inc.	2,799	5,304
	Maruzen Showa Unyu Co. Ltd.	167,750	5,302
[1]	Sanshin Electronics Co. Ltd.	272,605	5,282
	Noritsu Koki Co. Ltd.	253,330	5,277
	Keihanshin Building Co. Ltd.	408,811	5,276
	Raiznext Corp.	502,533	5,253
	Argo Graphics Inc.	165,330	5,196

		Shares	Market Value ($000)
[1]	Uchida Yoko Co. Ltd.	111,903	5,156
	Intage Holdings Inc.	367,274	5,146
	Restar Holdings Corp.	289,277	5,138
	Axial Retailing Inc.	147,833	5,129
	Hamakyorex Co. Ltd.	177,346	5,127
	Mizuno Corp.	223,594	5,126
	Hokkoku Bank Ltd.	274,604	5,110
	Zuken Inc.	161,895	5,101
	Shoei Foods Corp.	142,537	5,096
	Belc Co. Ltd.	103,296	5,065
	Nitta Corp.	209,222	5,041
	Joshin Denki Co. Ltd.	202,914	5,040
	Kaga Electronics Co. Ltd.	192,180	5,015
	METAWATER Co. Ltd.	273,491	5,003
	Insource Co. Ltd.	275,896	5,002
	Nippon Thompson Co. Ltd.	821,199	4,977
*	Sanyo Special Steel Co. Ltd.	295,764	4,956
	KFC Holdings Japan Ltd.	190,506	4,952
	Fukushima Galilei Co. Ltd.	119,909	4,946
	Nichi-iko Pharmaceutical Co. Ltd.	639,755	4,945
	Nohmi Bosai Ltd.	256,173	4,906
	Osaka Soda Co. Ltd.	222,506	4,906
	Micronics Japan Co. Ltd.	384,384	4,904
	Sakata INX Corp.	498,741	4,888
	TV Asahi Holdings Corp.	313,309	4,870
	Toho Titanium Co. Ltd.	446,674	4,867
	Ricoh Leasing Co. Ltd.	154,326	4,864
	Nissan Shatai Co. Ltd.	737,994	4,853
[1]	Hiday Hidaka Corp.	302,230	4,849
	Senshu Ikeda Holdings Inc.	3,365,041	4,849
	Yuasa Trading Co. Ltd.	169,566	4,846
[1]	Toa Corp.	214,624	4,841
	Financial Products Group Co. Ltd.	718,885	4,837
	Toyo Construction Co. Ltd.	903,002	4,835
[1]	V-Cube Inc.	225,673	4,833
	Toyo Tanso Co. Ltd.	183,543	4,821
	Belluna Co. Ltd.	567,197	4,817
	Pressance Corp.	329,731	4,814
[1]	Ryoyo Electro Corp.	217,891	4,801
	ESPEC Corp.	227,946	4,788
*,1	Optim Corp.	259,269	4,755
	JVCKenwood Corp.	2,203,956	4,750
	Toppan Forms Co. Ltd.	492,616	4,745
	V Technology Co. Ltd.	107,971	4,733
	Pasona Group Inc.	231,541	4,697
	TechMatrix Corp.	297,281	4,686
	T-Gaia Corp.	259,137	4,673
	Keiyo Bank Ltd.	1,219,742	4,659
	Furukawa Co. Ltd.	397,217	4,653
	Geo Holdings Corp.	414,620	4,633
	Konoike Transport Co. Ltd.	399,532	4,619
*	Shindengen Electric Manufacturing Co. Ltd.	113,271	4,606
*	Mitsui E&S Holdings Co. Ltd.	982,107	4,594
	Wakita & Co. Ltd.	489,562	4,581
	Sodick Co. Ltd.	490,743	4,580
	Tamron Co. Ltd.	189,853	4,560
	Nippon Road Co. Ltd.	61,338	4,551

		Shares	Market Value ($000)
	Shikoku Chemicals Corp.	384,185	4,551
	COLOPL Inc.	624,774	4,549
	Hosokawa Micron Corp.	79,774	4,535
	TPR Co. Ltd.	322,944	4,524
	Nissei ASB Machine Co. Ltd.	101,673	4,503
[1]	Modec Inc.	268,662	4,499
	Ishihara Sangyo Kaisha Ltd.	437,286	4,474
	Mimasu Semiconductor Industry Co. Ltd.	198,981	4,472
	Oiles Corp.	301,689	4,460
	Computer Engineering & Consulting Ltd.	304,322	4,442
	Kurabo Industries Ltd.	249,534	4,433
	Tokai Corp.	200,501	4,422
	SWCC Showa Holdings Co. Ltd.	269,628	4,411
	Elan Corp.	403,680	4,391
	Unipres Corp.	484,956	4,380
	Cawachi Ltd.	216,362	4,374
	Riso Kagaku Corp.	263,767	4,358
[1]	Kitanotatsujin Corp.	882,561	4,353
	Ichikoh Industries Ltd.	647,174	4,344
	VT Holdings Co. Ltd.	964,428	4,306
	Itochu Enex Co. Ltd.	469,474	4,306
	Nippon Koei Co. Ltd.	157,148	4,300
	Link & Motivation Inc.	534,273	4,297
	Tsukishima Kikai Co. Ltd.	402,477	4,270
	Kanematsu Electronics Ltd.	129,703	4,262
	Riken Keiki Co. Ltd.	179,917	4,240
	TOMONY Holdings Inc.	1,555,038	4,236
	Kyokuto Kaihatsu Kogyo Co. Ltd.	294,055	4,213
	YAMABIKO Corp.	366,648	4,198
	Chofu Seisakusho Co. Ltd.	230,681	4,197
	PAL GROUP Holdings Co. Ltd.	262,041	4,187
*	Leopalace21 Corp.	3,054,387	4,167
	Bank of Nagoya Ltd.	184,167	4,156
	Taihei Dengyo Kaisha Ltd.	171,571	4,153
	Shin-Etsu Polymer Co. Ltd.	444,401	4,147
	Keiyo Co. Ltd.	542,141	4,136
	Marudai Food Co. Ltd.	261,757	4,136
*,1	W-Scope Corp.	588,412	4,135
	Yondoshi Holdings Inc.	250,044	4,133
	HI-LEX Corp.	269,398	4,092
	Teikoku Sen-I Co. Ltd.	227,831	4,082
	Matsuyafoods Holdings Co. Ltd.	121,843	4,057
	Fujibo Holdings Inc.	111,085	4,047
	Yokohama Reito Co. Ltd.	497,664	4,039
	Ryobi Ltd.	306,348	4,031
	Konishi Co. Ltd.	270,186	4,009
	Sinko Industries Ltd.	207,853	3,998
	Qol Holdings Co. Ltd.	288,232	3,996
	Arcland Sakamoto Co. Ltd.	289,570	3,994
	Daikyonishikawa Corp.	618,938	3,991
	Daiichi Jitsugyo Co. Ltd.	93,101	3,959
	Takasago International Corp.	158,805	3,947
[1]	YA-MAN Ltd.	349,388	3,940
	Seikagaku Corp.	400,660	3,927
	KeePer Technical Laboratory Co. Ltd.	147,184	3,926
	Onward Holdings Co. Ltd.	1,426,025	3,916
	Future Corp.	231,672	3,889
[1]	Arcland Service Holdings Co. Ltd.	187,534	3,873

		Shares	Market Value ($000)
	Tachi-S Co. Ltd.	290,370	3,871
	Mitsubishi Shokuhin Co. Ltd.	149,024	3,856
	Genky DrugStores Co. Ltd.	104,273	3,852
	Nippon Yakin Kogyo Co. Ltd.	177,495	3,847
	Bando Chemical Industries Ltd.	458,207	3,825
	Shin Nippon Air Technologies Co. Ltd.	186,414	3,824
	Star Asia Investment Corp.	6,913	3,811
	Tosei Corp.	365,033	3,790
	Futaba Industrial Co. Ltd.	728,893	3,788
*	Aoyama Trading Co. Ltd.	592,137	3,785
	LITALICO Inc.	78,372	3,766
	Zenrin Co. Ltd.	380,449	3,764
	Enigmo Inc.	287,570	3,761
	Sintokogio Ltd.	506,853	3,760
	Digital Holdings Inc.	193,080	3,753
	Melco Holdings Inc.	69,870	3,752
	Union Tool Co.	101,620	3,752
	Japan Pulp & Paper Co. Ltd.	111,636	3,750
	Fujicco Co. Ltd.	210,597	3,693
	Hyakujushi Bank Ltd.	267,564	3,693
	Mitsuboshi Belting Ltd.	220,261	3,678
	Tokyo Kiraboshi Financial Group Inc.	262,868	3,672
	Doshisha Co. Ltd.	233,043	3,669
[1]	Sanoh Industrial Co. Ltd.	323,894	3,669
	Piolax Inc.	263,488	3,664
	Riso Kyoiku Co. Ltd.	1,104,682	3,650
	Tokushu Tokai Paper Co. Ltd.	90,088	3,638
	Hokuto Corp.	207,214	3,635
	Nippon Denko Co. Ltd.	1,313,967	3,634
	Nippon Television Holdings Inc.	326,766	3,633
	Toho Bank Ltd.	1,899,023	3,590
	Tsurumi Manufacturing Co. Ltd.	220,505	3,589
*	Atrae Inc.	183,234	3,588
	Kyoei Steel Ltd.	275,235	3,567
	Nittetsu Mining Co. Ltd.	64,764	3,560
	Fuji Co. Ltd.	200,037	3,558
	Medical Data Vision Co. Ltd.	194,283	3,558
	Press Kogyo Co. Ltd.	1,081,069	3,547
	Eagle Industry Co. Ltd.	298,693	3,532
	Miroku Jyoho Service Co. Ltd.	245,858	3,532
	TOC Co. Ltd.	600,791	3,527
[1]	Base Co. Ltd.	79,245	3,525
	Sinfonia Technology Co. Ltd.	303,814	3,516
*,1	Vision Inc.	355,185	3,510
[1]	Taiko Pharmaceutical Co. Ltd.	391,145	3,502
	Tonami Holdings Co. Ltd.	77,989	3,495
	Dai-Dan Co. Ltd.	145,031	3,491
	Torii Pharmaceutical Co. Ltd.	150,494	3,491
	Pacific Metals Co. Ltd.	224,778	3,490
	Meisei Industrial Co. Ltd.	510,708	3,470
[1]	Fujio Food Group Inc.	280,380	3,442
	Curves Holdings Co. Ltd.	461,585	3,441
	Aichi Steel Corp.	128,200	3,400
	Takara Leben Co. Ltd.	1,086,539	3,399
*,1	Vector Inc.	358,589	3,390
	Sun Frontier Fudousan Co. Ltd.	358,327	3,381
	Tenma Corp.	144,044	3,380
	Daito Pharmaceutical Co. Ltd.	111,356	3,380

		Shares	Market Value ($000)
	Mitsui DM Sugar Holdings Co. Ltd.	197,954	3,369
	Aomori Bank Ltd.	185,913	3,367
[1]	Honeys Holdings Co. Ltd.	324,370	3,366
	G-Tekt Corp.	236,495	3,357
	Hoosiers Holdings	506,508	3,343
	Macromill Inc.	471,948	3,339
[1]	Media Do Co. Ltd.	80,500	3,323
	Inageya Co. Ltd.	252,051	3,321
	Tokyo Electron Device Ltd.	70,984	3,307
	Ines Corp.	265,665	3,297
	J-Oil Mills Inc.	194,851	3,292
	Marusan Securities Co. Ltd.	607,335	3,292
	Pack Corp.	126,068	3,266
	Hibiya Engineering Ltd.	190,725	3,264
	Iino Kaiun Kaisha Ltd.	787,213	3,264
*	Mitsuba Corp.	451,115	3,262
	Valqua Ltd.	166,822	3,258
*	Matsuya Co. Ltd.	393,937	3,245
	Komori Corp.	427,194	3,238
	Japan Medical Dynamic Marketing Inc.	145,920	3,229
	Daiken Corp.	159,410	3,228
[1]	EM Systems Co. Ltd.	428,991	3,207
	World Holdings Co. Ltd.	109,983	3,197
[1]	Sourcenext Corp.	1,138,315	3,169
	Tama Home Co. Ltd.	135,952	3,166
	Canon Electronics Inc.	216,332	3,163
	Chubu Shiryo Co. Ltd.	302,524	3,161
	Anest Iwata Corp.	327,358	3,157
	Asahi Diamond Industrial Co. Ltd.	639,245	3,145
	Alconix Corp.	236,218	3,140
	San ju San Financial Group Inc.	240,746	3,132
*	Oriental Shiraishi Corp.	1,245,315	3,121
	Rheon Automatic Machinery Co. Ltd.	235,944	3,110
	Starzen Co. Ltd.	156,506	3,105
	Fujiya Co. Ltd.	150,183	3,102
	Nichiden Corp.	152,238	3,091
	I-PEX Inc.	136,750	3,085
	Fukui Computer Holdings Inc.	83,628	3,083
	Enplas Corp.	101,493	3,079
	JAC Recruitment Co. Ltd.	191,726	3,069
*	Kappa Create Co. Ltd.	237,761	3,067
[1]	gremz Inc.	152,500	3,066
	Sumitomo Seika Chemicals Co. Ltd.	90,556	3,064
	Goldcrest Co. Ltd.	205,988	3,049
	Daiwa Industries Ltd.	291,004	3,036
[1]	I'll Inc.	231,455	3,032
	Aisan Industry Co. Ltd.	346,581	3,027
	Yamagata Bank Ltd.	388,200	3,004
	LIFULL Co. Ltd.	985,355	2,997
	Fukui Bank Ltd.	227,955	2,994
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	141,705	2,989
	Denyo Co. Ltd.	163,800	2,986
	Sumitomo Densetsu Co. Ltd.	151,068	2,975
[1]	Daikokutenbussan Co. Ltd.	51,333	2,961
*	TSI Holdings Co. Ltd.	950,224	2,938
	Poletowin Pitcrew Holdings Inc.	309,542	2,934
[1]	Tanseisha Co. Ltd.	378,632	2,927

		Shares	Market Value ($000)
	Toho Zinc Co. Ltd.	169,343	2,918
	Retail Partners Co. Ltd.	265,280	2,917
	Yonex Co. Ltd.	467,423	2,909
	Grace Technology Inc.	230,714	2,906
	LEC Inc.	285,290	2,891
	DKK Co. Ltd.	139,794	2,890
*	KLab Inc.	485,951	2,883
	Chilled & Frozen Logistics Holdings Co. Ltd.	190,925	2,880
	Stella Chemifa Corp.	110,824	2,872
[1]	Itochu Advance Logistics Investment Corp.	1,966	2,869
	Sumida Corp.	243,294	2,865
	Katakura Industries Co. Ltd.	204,007	2,856
	G-7 Holdings Inc.	84,833	2,829
	Daido Metal Co. Ltd.	510,152	2,817
[1]	Koshidaka Holdings Co. Ltd.	555,931	2,813
*,1	J Trust Co. Ltd.	840,445	2,810
	Key Coffee Inc.	145,285	2,808
*,1	Open Door Inc.	155,953	2,808
	Sakai Chemical Industry Co. Ltd.	161,948	2,802
	Aeon Hokkaido Corp.	296,013	2,794
	YAKUODO Holdings Co. Ltd.	132,438	2,791
	Futaba Corp.	381,067	2,782
[1]	Kamakura Shinsho Ltd.	307,594	2,780
[1]	Yamashin-Filter Corp.	443,296	2,778
	Furuno Electric Co. Ltd.	280,923	2,772
	Shin Nippon Biomedical Laboratories Ltd.	291,695	2,763
*	Airtrip Corp.	126,112	2,752
*,1	Sagami Holdings Corp.	292,641	2,746
[1]	Samty Residential Investment Corp.	2,353	2,731
	Aichi Bank Ltd.	93,051	2,728
	Takamatsu Construction Group Co. Ltd.	147,864	2,727
	ZIGExN Co. Ltd.	698,135	2,719
	Riken Technos Corp.	492,235	2,708
	Tosho Co. Ltd.	176,418	2,695
*	World Co. Ltd.	218,926	2,679
	Sumitomo Riko Co. Ltd.	360,050	2,655
	GMO GlobalSign Holdings KK	68,742	2,655
*,1	BrainPad Inc.	64,941	2,641
	NS United Kaiun Kaisha Ltd.	104,659	2,636
	Gakken Holdings Co. Ltd.	223,873	2,630
	Okuwa Co. Ltd.	262,321	2,612
[1]	JM Holdings Co. Ltd.	136,368	2,607
*,1	Japan Display Inc.	8,144,553	2,606
	Bank of the Ryukyus Ltd.	393,453	2,598
	Bank of Iwate Ltd.	169,863	2,589
	Miyazaki Bank Ltd.	140,822	2,553
	SB Technology Corp.	93,031	2,552
	Weathernews Inc.	51,362	2,542
	Kamei Corp.	240,656	2,509
	Okabe Co. Ltd.	418,000	2,505
	Oyo Corp.	210,920	2,487
	Tachibana Eletech Co. Ltd.	188,608	2,469
	Fukuda Corp.	54,395	2,462
[1]	Sanyo Electric Railway Co. Ltd.	139,218	2,462
	Cosel Co. Ltd.	263,524	2,453
	Aiphone Co. Ltd.	135,602	2,447

		Shares	Market Value ($000)
	Warabeya Nichiyo Holdings Co. Ltd.	114,522	2,435
	CONEXIO Corp.	166,749	2,435
	Japan Transcity Corp.	459,486	2,400
[1]	BRONCO BILLY Co. Ltd.	105,860	2,397
	Toyo Corp.	228,650	2,395
	Yorozu Corp.	214,110	2,389
	AOKI Holdings Inc.	398,680	2,386
	Shikoku Bank Ltd.	373,785	2,386
	GCA Corp.	249,464	2,373
	Topy Industries Ltd.	202,294	2,364
	Yurtec Corp.	359,250	2,356
	PC Depot Corp.	537,373	2,345
	Mie Kotsu Group Holdings Inc.	535,019	2,343
	Fudo Tetra Corp.	138,329	2,342
	Oita Bank Ltd.	152,040	2,342
	Shinko Shoji Co. Ltd.	323,029	2,335
[1]	ES-Con Japan Ltd.	333,765	2,331
[1]	Taki Chemical Co. Ltd.	44,004	2,328
*	Istyle Inc.	575,143	2,325
	Mitsubishi Research Institute Inc.	63,624	2,317
	Ehime Bank Ltd.	336,556	2,310
	WDB Holdings Co. Ltd.	83,499	2,310
	Kyokuyo Co. Ltd.	85,168	2,308
	Amuse Inc.	112,722	2,303
	Sparx Group Co. Ltd.	1,012,659	2,292
	Central Security Patrols Co. Ltd.	83,714	2,284
	Alpha Systems Inc.	62,172	2,278
	Hodogaya Chemical Co. Ltd.	60,784	2,278
	Komatsu Matere Co. Ltd.	269,372	2,276
*	CMK Corp.	588,154	2,263
	Optorun Co. Ltd.	112,255	2,262
	Itochu-Shokuhin Co. Ltd.	47,950	2,260
[1]	Nippon Parking Development Co. Ltd.	1,593,538	2,259
	Riken Corp.	95,089	2,256
	Nichiban Co. Ltd.	141,256	2,245
	CI Takiron Corp.	409,605	2,242
	Torishima Pump Manufacturing Co. Ltd.	282,455	2,241
	Tekken Corp.	131,746	2,238
	Vital KSK Holdings Inc.	330,947	2,237
	St. Marc Holdings Co. Ltd.	153,512	2,234
	Toyo Kanetsu KK	102,614	2,230
	Nihon Nohyaku Co. Ltd.	476,673	2,225
	Kurimoto Ltd.	145,533	2,225
	Rock Field Co. Ltd.	166,860	2,223
	Toenec Corp.	64,920	2,213
	Yamanashi Chuo Bank Ltd.	295,610	2,207
	Nihon Chouzai Co. Ltd.	140,562	2,199
	Akatsuki Inc.	73,517	2,197
*	Right On Co. Ltd.	313,776	2,184
	Icom Inc.	99,897	2,182
[1]	JP-Holdings Inc.	873,302	2,175
*	Unitika Ltd.	707,692	2,169
	Studio Alice Co. Ltd.	99,687	2,166
	Riken Vitamin Co. Ltd.	148,601	2,162
	Osaki Electric Co. Ltd.	375,709	2,159
	Xebio Holdings Co. Ltd.	234,972	2,154
	Roland DG Corp.	85,145	2,151
[1]	Furukawa Battery Co. Ltd.	143,204	2,145

		Shares	Market Value ($000)
	Sankyo Tateyama Inc.	295,579	2,127
	Matsuda Sangyo Co. Ltd.	106,951	2,120
	Moriroku Holdings Co. Ltd.	103,990	2,111
[1]	Ministop Co. Ltd.	161,738	2,107
	One REIT Inc.	671	2,095
	JDC Corp.	396,410	2,092
	JSP Corp.	140,438	2,069
	Shinnihon Corp.	262,980	2,065
	Shinwa Co. Ltd.	98,976	2,041
*,1	RPA Holdings Inc.	347,252	2,037
	Dai Nippon Toryo Co. Ltd.	263,871	2,035
	Halows Co. Ltd.	77,993	2,018
	Nitto Kohki Co. Ltd.	118,821	2,013
	Ichiyoshi Securities Co. Ltd.	364,386	2,006
	Neturen Co. Ltd.	378,335	2,003
	Advan Group Co. Ltd.	244,372	2,002
	Arakawa Chemical Industries Ltd.	183,585	1,995
	Tatsuta Electric Wire & Cable Co. Ltd.	405,064	1,991
	Rakus Co. Ltd.	70,600	1,987
*,1	Tokyo Base Co. Ltd.	295,638	1,986
	Krosaki Harima Corp.	44,340	1,979
	Kyosan Electric Manufacturing Co. Ltd.	520,269	1,972
	Nagatanien Holdings Co. Ltd.	101,605	1,967
*	WATAMI Co. Ltd.	229,305	1,966
	Aichi Corp.	272,420	1,962
	Tayca Corp.	176,480	1,953
	CTS Co. Ltd.	262,685	1,950
	ASKA Pharmaceutical Holdings Co. Ltd.	216,733	1,943
	Yukiguni Maitake Co. Ltd.	128,144	1,937
	Chiyoda Co. Ltd.	243,578	1,936
[1]	Fixstars Corp.	268,215	1,927
	Foster Electric Co. Ltd.	232,331	1,922
	Marvelous Inc.	282,836	1,903
	Sinanen Holdings Co. Ltd.	68,469	1,901
*	Iseki & Co. Ltd.	138,826	1,889
	Akita Bank Ltd.	146,649	1,867
	Chuo Spring Co. Ltd.	170,725	1,867
	Toa Corp.	247,366	1,858
	Nisso Corp.	243,517	1,852
	Kanagawa Chuo Kotsu Co. Ltd.	59,385	1,837
*,1	FDK Corp.	159,222	1,824
	Hisaka Works Ltd.	245,199	1,818
	Japan Best Rescue System Co. Ltd.	191,381	1,802
[1]	Kojima Co. Ltd.	283,792	1,787
	Achilles Corp.	143,074	1,784
	Elematec Corp.	169,571	1,768
	Chori Co. Ltd.	102,547	1,764
	Hochiki Corp.	170,921	1,760
	Kenko Mayonnaise Co. Ltd.	133,285	1,747
	Ohara Inc.	140,480	1,737
	Hakuto Co. Ltd.	124,059	1,725
	Kyokuto Securities Co. Ltd.	237,095	1,721
	Shibusawa Warehouse Co. Ltd.	89,581	1,718
*,1	OSAKA Titanium Technologies Co. Ltd.	237,173	1,717
*,1	PIA Corp.	57,411	1,698
	Happinet Corp.	127,390	1,689
	CAC Holdings Corp.	129,444	1,672
	Hito Communications Holdings Inc.	86,433	1,657

		Shares	Market Value ($000)
*	Kintetsu Department Store Co. Ltd.	58,778	1,650
*,1	Daisyo Corp.	179,493	1,649
[1]	Onoken Co. Ltd.	134,703	1,647
	KAWADA TECHNOLOGIES Inc.	49,011	1,636
	Nihon Tokushu Toryo Co. Ltd.	161,625	1,635
	Asahi Co. Ltd.	135,196	1,635
	Sac's Bar Holdings Inc.	303,276	1,634
	Seika Corp.	108,534	1,631
	Toa Oil Co. Ltd.	64,419	1,631
	FAN Communications Inc.	444,196	1,626
	Kyodo Printing Co. Ltd.	67,340	1,620
	Chiyoda Integre Co. Ltd.	99,044	1,614
	Godo Steel Ltd.	114,485	1,605
	SRA Holdings	65,731	1,595
	ST Corp.	100,579	1,592
	CMIC Holdings Co. Ltd.	122,115	1,591
[1]	K&O Energy Group Inc.	133,690	1,591
	Wowow Inc.	72,440	1,574
	Teikoku Electric Manufacturing Co. Ltd.	141,995	1,569
	Koatsu Gas Kogyo Co. Ltd.	257,538	1,569
	Oro Co. Ltd.	44,383	1,557
	Kanaden Corp.	162,243	1,549
	Yushin Precision Equipment Co. Ltd.	196,360	1,546
	Aeon Fantasy Co. Ltd.	87,424	1,540
	Tochigi Bank Ltd.	1,000,880	1,534
	Ryoden Corp.	100,700	1,532
	Nissin Corp.	112,969	1,526
	Yahagi Construction Co. Ltd.	236,667	1,523
	Tokyo Energy & Systems Inc.	164,720	1,515
*	Kourakuen Holdings Corp.	113,218	1,514
	Sanei Architecture Planning Co. Ltd.	83,681	1,509
	Bank of Saga Ltd.	118,800	1,487
	France Bed Holdings Co. Ltd.	177,484	1,482
	Takara Leben Real Estate Investment Corp.	1,241	1,479
	Pronexus Inc.	159,749	1,468
	Tsutsumi Jewelry Co. Ltd.	67,199	1,468
	Feed One Co. Ltd.	216,789	1,462
	Nippon Beet Sugar Manufacturing Co. Ltd.	96,466	1,448
[1]	Nihon Trim Co. Ltd.	42,083	1,443
*,1	Akebono Brake Industry Co. Ltd.	923,295	1,437
	Hokkaido Gas Co. Ltd.	100,045	1,423
	ASAHI YUKIZAI Corp.	114,857	1,407
	Tomoku Co. Ltd.	80,690	1,405
	FIDEA Holdings Co. Ltd.	1,267,176	1,401
	Shimizu Bank Ltd.	98,379	1,382
[1]	Ateam Inc.	103,137	1,382
	Okura Industrial Co. Ltd.	64,558	1,379
*	Gurunavi Inc.	319,290	1,379
	Ebase Co. Ltd.	184,990	1,370
	Direct Marketing MiX Inc.	39,634	1,359
	MTI Ltd.	200,437	1,339
[1]	Tokyo Individualized Educational Institute Inc.	235,449	1,336
	Towa Bank Ltd.	296,187	1,332
	Kansai Super Market Ltd.	122,955	1,325
	Fuji Pharma Co. Ltd.	127,597	1,313

		Shares	Market Value ($000)
	Sankyo Seiko Co. Ltd.	262,367	1,308
	Maezawa Kyuso Industries Co. Ltd.	144,672	1,303
	Mars Group Holdings Corp.	87,432	1,302
*,1	KNT-CT Holdings Co. Ltd.	107,143	1,299
*,1	Fujita Kanko Inc.	61,408	1,286
	Sekisui Kasei Co. Ltd.	231,506	1,279
	DKS Co. Ltd.	41,088	1,265
*,1	COOKPAD Inc.	574,188	1,262
[1]	Fibergate Inc.	101,146	1,243
	Nissin Sugar Co. Ltd.	78,661	1,215
	Artnature Inc.	195,895	1,214
	Hokkan Holdings Ltd.	93,603	1,204
	Corona Corp. Class A	144,195	1,197
	Nippon Coke & Engineering Co. Ltd.	1,270,886	1,184
	SMK Corp.	52,618	1,182
	Takaoka Toko Co. Ltd.	95,752	1,180
	Starts Proceed Investment Corp.	518	1,179
	Osaka Steel Co. Ltd.	107,791	1,168
	Central Sports Co. Ltd.	52,994	1,153
	Nichireki Co. Ltd.	92,882	1,145
	Tv Tokyo Holdings Corp.	60,582	1,139
	Taisei Lamick Co. Ltd.	44,881	1,136
*	Jamco Corp.	116,991	1,130
	Mori Trust Hotel Reit Inc.	886	1,103
*	Gunosy Inc.	169,107	1,087
	Rokko Butter Co. Ltd.	77,688	1,080
	Fuso Pharmaceutical Industries Ltd.	50,127	1,069
	NEC Capital Solutions Ltd.	53,899	1,057
	Chukyo Bank Ltd.	81,766	1,045
*	Toho Co. Ltd. (Kobe)	75,381	1,045
	Zuiko Corp.	114,363	1,026
	Proto Corp.	79,662	1,010
	Michinoku Bank Ltd.	119,919	1,000
	Cleanup Corp.	190,710	943
*,1	TerraSky Co. Ltd.	50,965	932
	Maxvalu Tokai Co. Ltd.	40,232	921
	Kitano Construction Corp.	43,605	918
*	Chuetsu Pulp & Paper Co. Ltd.	77,690	904
	Taiho Kogyo Co. Ltd.	106,188	903
	Gun-Ei Chemical Industry Co. Ltd.	40,150	902
[1]	Linical Co. Ltd.	104,744	864
	Midac Co. Ltd.	18,100	852
	Airport Facilities Co. Ltd.	160,960	847
[1]	Inaba Seisakusho Co. Ltd.	63,942	844
	Kita-Nippon Bank Ltd.	56,823	812
	Fujikura Kasei Co. Ltd.	161,975	736
	Gecoss Corp.	88,342	711
[1]	Nippon Rietec Co. Ltd.	44,602	704
*,1	CHIMNEY Co. Ltd.	53,708	697
[1]	Tokyo Rakutenchi Co. Ltd.	19,155	693
*	giftee Inc.	22,300	690
*	Sansan Inc.	8,400	687
	MEC Co. Ltd.	21,600	662
*	Japan Cash Machine Co. Ltd.	127,957	655
	Nippon Sharyo Ltd.	33,993	645
	Takamiya Co. Ltd.	141,861	644
[1]	Takihyo Co. Ltd.	36,286	618
[1]	Shimojima Co. Ltd.	62,603	613

		Shares	Market Value ($000)
*,1	Laox Co. Ltd.	272,781	554
	Nakayama Steel Works Ltd.	148,314	539
*	Robot Home Inc.	249,760	476
*	SRE Holdings Corp.	7,800	467
[1]	Raccoon Holdings Inc.	21,700	466
	Ubicom Holdings Inc.	11,900	373
	Usen-Next Holdings Co. Ltd.	13,800	304
	Nippon Pillar Packing Co. Ltd.	12,600	260
*	Heroz Inc.	10,960	186
	Airtech Japan Ltd.	2,900	35
			61,998,320
Kuwait (0.2%)
	National Bank of Kuwait SAKP	87,501,926	259,825
	Kuwait Finance House KSCP	56,917,274	148,649
	Ahli United Bank BSC	82,469,161	66,768
	Mobile Telecommunications Co. KSCP	27,424,284	53,984
	Agility Public Warehousing Co. KSC	15,660,302	51,332
*	Boubyan Bank KSCP	11,136,309	29,638
	Gulf Bank KSCP	24,203,208	19,287
	Humansoft Holding Co. KSC	1,196,272	14,160
	Boubyan Petrochemicals Co. KSCP	4,595,484	12,982
	Mabanee Co. KPSC	5,016,103	12,042
*	National Industries Group Holding SAK	14,277,631	10,820
	Qurain Petrochemical Industries Co.	7,609,100	9,606
*	Warba Bank KSCP	10,704,067	8,831
	Burgan Bank SAK	9,377,329	7,017
*	Kuwait International Bank KSCP	8,127,254	6,050
*	Alimtiaz Investment Group KSC	8,925,475	3,654
	Kuwait Projects Co. Holding KSCP	6,440,879	3,423
*	Integrated Holding Co. KCSC	1,898,117	2,332
			720,400
Malaysia (0.5%)
	Public Bank Bhd.	201,527,515	190,121
	Malayan Banking Bhd.	79,288,068	150,542
	Tenaga Nasional Bhd.	51,366,350	117,342
	CIMB Group Holdings Bhd.	91,444,423	96,365
	Petronas Chemicals Group Bhd.	37,401,358	71,261
	Top Glove Corp. Bhd.	68,069,998	64,112
	Press Metal Aluminium Holdings Bhd.	49,934,688	57,041
	IHH Healthcare Bhd.	38,882,336	51,978
	Axiata Group Bhd.	57,260,435	50,627
	DiGi.Com Bhd.	47,466,380	46,707
	Dialog Group Bhd.	57,950,059	37,760
	IOI Corp. Bhd.	43,187,538	37,351
	PPB Group Bhd.	8,290,845	35,546
	Sime Darby Plantation Bhd.	43,948,669	35,400
	Hong Leong Bank Bhd.	8,266,482	35,267
	Genting Bhd.	30,578,118	34,117
	Maxis Bhd.	33,327,161	33,653
	MISC Bhd.	20,789,902	33,013
	Hartalega Holdings Bhd.	19,710,694	32,889
	Petronas Gas Bhd.	7,704,512	27,835
	Kuala Lumpur Kepong Bhd.	5,947,131	26,100
	Nestle Malaysia Bhd.	820,470	25,853
	RHB Bank Bhd.	20,543,969	24,885
	Genting Malaysia Bhd.	37,248,419	24,341
	Inari Amertron Bhd.	30,157,178	23,816

		Shares	Market Value ($000)
	Sime Darby Bhd.	45,830,374	23,350
	Telekom Malaysia Bhd.	15,277,998	21,506
*	Gamuda Bhd.	30,337,712	20,132
	QL Resources Bhd.	13,482,764	18,056
*	AMMB Holdings Bhd.	24,620,620	16,627
	IJM Corp. Bhd.	37,626,121	16,499
*	Malaysia Airports Holdings Bhd.	11,792,739	16,158
	Petronas Dagangan Bhd.	3,702,940	16,143
	Supermax Corp. Bhd.	20,424,936	15,829
	Kossan Rubber Industries	16,338,486	13,397
	Westports Holdings Bhd.	12,998,141	12,508
	Frontken Corp. Bhd.	15,696,650	12,091
	Bursa Malaysia Bhd.	6,652,408	11,989
	HAP Seng Consolidated Bhd.	6,440,081	11,754
	My EG Services Bhd.	29,525,281	11,618
	Hong Leong Financial Group Bhd.	2,786,732	11,376
	D&O Green Technologies Bhd.	8,705,200	10,940
[3]	MR DIY Group M Bhd.	12,956,300	10,718
	Heineken Malaysia Bhd.	1,926,900	10,239
	Carlsberg Brewery Malaysia Bhd.	2,017,181	10,141
	VS Industry Bhd.	30,978,596	10,127
	TIME dotCom Bhd.	2,936,428	10,019
	Yinson Holdings Bhd.	7,382,780	8,365
	Malaysian Pacific Industries Bhd.	785,500	8,284
*	YTL Corp. Bhd.	55,120,000	8,167
	IGB REIT	20,511,433	8,119
	Alliance Bank Malaysia Bhd.	13,556,753	7,672
	Sunway Bhd.	18,919,940	7,630
	Fraser & Neave Holdings Bhd.	1,273,008	7,485
	British American Tobacco Malaysia Bhd.	2,135,469	7,415
	Genting Plantations Bhd.	4,326,603	6,766
	Scientex Bhd.	6,732,324	6,671
	Sunway REIT	19,792,814	6,620
	Pentamaster Corp. Bhd.	5,231,650	6,568
	Axis REIT	13,980,500	6,360
	Sime Darby Property Bhd.	43,039,724	6,176
	KPJ Healthcare Bhd.	23,929,567	6,125
	IOI Properties Group Bhd.	22,032,195	5,905
	Malakoff Corp. Bhd.	29,347,713	5,701
*	Bumi Armada Bhd.	45,818,705	4,605
	UWC Bhd.	3,304,500	4,501
	DRB-Hicom Bhd.	10,771,617	4,260
	Astro Malaysia Holdings Bhd.	16,987,164	4,226
[3]	Lotte Chemical Titan Holding Bhd.	6,738,247	4,183
*	SP Setia Bhd. Group	16,371,278	3,992
	Mega First Corp. Bhd.	4,685,600	3,938
	Berjaya Sports Toto Bhd.	8,253,128	3,814
*	AirAsia Group Bhd.	19,540,954	3,796
	Magnum Bhd.	7,691,103	3,610
	Malaysia Building Society Bhd.	24,227,984	3,360
*	Sapura Energy Bhd.	112,369,968	3,323
	Bermaz Auto Bhd.	7,770,101	2,779
*	Berjaya Corp. Bhd.	41,871,161	2,728
	Malaysian Resources Corp. Bhd.	29,857,401	2,724
	Padini Holdings Bhd.	3,839,645	2,557
	AEON Credit Service M Bhd.	852,638	2,418
	Leong Hup International Bhd.	12,352,000	2,020
	Cahya Mata Sarawak Bhd.	7,558,570	2,006

		Shares	Market Value ($000)
*	Velesto Energy Bhd.	49,256,112	1,630
	Serba Dinamik Holdings Bhd.	16,848,396	1,575
*	WCT Holdings Bhd.	12,652,477	1,559
*	UEM Sunrise Bhd.	13,083,755	1,194
	Syarikat Takaful Malaysia Keluarga Bhd.	810,600	828
	Muhibbah Engineering M Bhd.	3,766,545	812
*	Pos Malaysia Bhd.	3,315,390	609
*	Sunway Bhd. Warrants Exp. 10/3/24	2,251,901	216
*	Velesto Energy Bhd. Warrants Exp. 10/18/24	12,999,819	185
	ViTrox Corp. Bhd.	30,700	137
*	Serba Dinamik Holdings Bhd. Warrants Exp. 12/5/24	5,144,856	110
*	BIMB Holdings Bhd. Warrants Exp. 12/4/23	741,960	66
*	Malaysian Resources Corp. Bhd. Warrants Exp. 10/29/27	2,634,201	47
			1,868,976
Malta (0.0%)
*,2	BGP Holdings plc	17,449,685	64
Mexico (0.6%)
	America Movil SAB de CV Series L	383,110,460	321,019
	Grupo Financiero Banorte SAB de CV	36,753,702	238,270
	Wal-Mart de Mexico SAB de CV	65,463,483	215,797
	Fomento Economico Mexicano SAB de CV	23,085,805	201,421
	Grupo Mexico SAB de CV Series B Class B	40,181,087	184,109
*	Cemex SAB de CV	178,437,803	145,574
	Grupo Televisa SAB Series CPO	32,507,336	88,053
	Grupo Bimbo SAB de CV Series A Class A	28,870,378	66,541
	Grupo Elektra SAB de CV	819,540	66,438
*	Grupo Aeroportuario del Pacifico SAB de CV Class B	4,058,463	46,680
*	Grupo Aeroportuario del Sureste SAB de CV Class B	2,522,577	45,824
	Fibra Uno Administracion SA de CV	41,565,715	45,311
	Orbia Advance Corp. SAB de CV	13,459,483	36,681
	Coca-Cola Femsa SAB de CV	6,310,684	35,776
	Arca Continental SAB de CV	5,581,863	33,778
	Gruma SAB de CV Class B	2,775,189	30,027
*	Grupo Financiero Inbursa SAB de CV	29,957,430	29,015
*	Grupo Aeroportuario del Centro Norte SAB de CV Class B	3,948,944	24,172
*	Industrias Penoles SAB de CV	1,614,802	22,770
	Promotora y Operadora de Infraestructura SAB de CV	2,869,423	21,642
	Alfa SAB de CV Class A	28,111,970	21,409
	Grupo Carso SAB de CV Series A1	5,925,130	19,362
	Kimberly-Clark de Mexico SAB de CV Class A	11,602,019	18,785
*	Controladora Vuela Cia de Aviacion SAB de CV Class A	8,444,097	18,664
	Regional SAB de CV	2,801,931	17,272
*	Becle SAB de CV	6,727,181	16,833
	Grupo Cementos de Chihuahua SAB de CV	2,019,832	16,427
[3]	Banco del Bajio SA	8,898,441	15,932

		Shares	Market Value ($000)
	PLA Administradora Industrial S de RL de CV	9,198,632	14,542
*	Alsea SAB de CV	7,002,270	14,201
	Corp. Inmobiliaria Vesta SAB de CV	7,012,238	13,773
	Megacable Holdings SAB de CV	3,805,881	13,345
*	Telesites SAB de CV	15,330,560	12,800
[3]	Macquarie Mexico Real Estate Management SA de CV	9,872,589	12,052
	Qualitas Controladora SAB de CV	2,414,563	11,752
	La Comer SAB de CV	5,878,463	11,694
	Prologis Property Mexico SA de CV	5,166,410	11,313
	El Puerto de Liverpool SAB de CV	2,284,395	10,799
*	Grupo Aeroportuario del Pacifico SAB de CV ADR	89,855	10,307
	Bolsa Mexicana de Valores SAB de CV	4,990,946	10,187
	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand	7,270,915	8,613
*	Genomma Lab Internacional SAB de CV Class B	8,842,730	8,591
*	Cemex SAB de CV ADR	1,020,412	8,296
*	Gentera SAB de CV	13,945,068	8,147
	Industrias Bachoco SAB de CV Series B Class B	1,936,399	7,088
*	Controladora Nemak SAB de CV	41,343,329	6,646
	Alpek SAB de CV Class A	4,859,369	6,032
	Grupo Lala SAB de CV Class B	6,921,048	5,692
	Grupo Herdez SAB de CV Series BLANK	2,532,065	5,300
*	Axtel SAB de CV	18,454,157	4,737
*,3	Grupo Traxion SAB de CV	2,350,267	4,411
	Grupo Comercial Chedraui SA de CV	2,764,599	4,400
	Concentradora Fibra Danhos SA de CV	3,056,219	3,567
*	Grupo Rotoplas SAB de CV	1,886,657	3,088
*	Unifin Financiera SAB de CV	1,632,927	2,376
*	Credito Real SAB de CV SOFOM ER	2,600,817	2,239
*,3	Nemak SAB de CV	5,932,377	2,015
	Promotora y Operadora de Infraestructura SAB de CV	274,087	1,418
	Sempra Energy	1	—
			2,283,003
Netherlands (2.7%)
	ASML Holding NV	5,042,449	3,854,371
*,3	Adyen NV	367,698	996,481
	ING Groep NV	49,723,904	637,993
	Koninklijke Philips NV	11,542,329	532,211
*	Prosus NV	5,504,278	491,083
	Koninklijke DSM NV	2,112,939	425,930
	Koninklijke Ahold Delhaize NV	12,595,396	391,526
	Wolters Kluwer NV	3,325,467	379,115
	Heineken NV	3,026,322	352,421
	ArcelorMittal SA	8,840,036	308,742
	Akzo Nobel NV	2,381,126	294,134
	ASM International NV	605,270	214,817
	NN Group NV	3,798,665	188,856
*,1	Unibail-Rodamco-Westfield	1,711,198	142,433
[1]	Koninklijke KPN NV	42,012,480	137,859
	Heineken Holding NV	1,340,777	131,896
	IMCD NV	725,629	125,724
	Randstad NV	1,406,545	102,046

		Shares	Market Value ($000)
	Aegon NV	22,385,716	95,309
[3]	Signify NV	1,603,396	89,820
	BE Semiconductor Industries NV	928,251	81,462
	Aalberts NV	1,247,645	76,060
	ASR Nederland NV	1,732,829	71,213
*,3	ABN AMRO Bank NV	5,256,093	61,268
*	InPost SA	2,556,229	50,123
	Arcadis NV	943,053	41,764
	Corbion NV	752,166	41,177
	APERAM SA	599,593	37,577
*	Galapagos NV	613,795	37,195
[1]	JDE Peet's NV	1,085,664	36,536
	Koninklijke Vopak NV	842,271	35,664
	PostNL NV	6,255,763	33,854
	Boskalis Westminster	1,004,738	31,618
	SBM Offshore NV	2,094,225	30,400
*	OCI NV	1,243,574	30,168
	TKH Group NV	562,731	29,917
*,1,3	Basic-Fit NV	569,181	26,308
[3]	GrandVision NV	645,439	21,722
*,3	Intertrust NV	1,045,528	17,262
*	Accell Group NV	309,720	15,338
	Eurocommercial Properties NV	610,760	15,321
[3]	Flow Traders	374,321	15,223
*,3	Alfen Beheer BV	139,317	14,051
[1]	AMG Advanced Metallurgical Group NV	395,655	12,375
*	Fugro NV	1,218,785	11,521
*	Sligro Food Group NV	386,497	11,218
[1]	Wereldhave NV	599,832	9,902
*	Koninklijke BAM Groep NV	3,306,904	9,349
*	TomTom NV	1,031,713	8,666
	NSI NV	179,626	7,467
	Vastned Retail NV	201,084	6,010
	Brunel International NV	211,656	2,803
[3]	B&S Group Sarl	269,305	2,677
	ForFarmers NV	422,401	2,398
	Aegon NV NYRS	66,845	281
*,2	SRH NV	672,039	—
			10,828,655
New Zealand (0.2%)
	Fisher & Paykel Healthcare Corp. Ltd.	7,307,477	160,851
	Spark New Zealand Ltd.	25,334,028	83,622
*	Auckland International Airport Ltd.	15,372,636	77,560
	Contact Energy Ltd.	10,355,990	58,864
	Meridian Energy Ltd.	16,029,672	58,282
	Fletcher Building Ltd.	10,636,989	56,639
	Ryman Healthcare Ltd.	5,418,557	49,769
*,1	a2 Milk Co. Ltd.	9,472,129	41,184
	Mercury NZ Ltd.	8,774,404	40,371
	Infratil Ltd.	6,855,486	34,921
	EBOS Group Ltd.	1,236,694	26,752
	Summerset Group Holdings Ltd.	2,654,968	23,884
	Chorus Ltd.	5,462,890	23,449
	Goodman Property Trust	13,687,176	23,224
*	SKYCITY Entertainment Group Ltd.	8,341,562	18,718
	Freightways Ltd.	1,812,752	16,166
	Kiwi Property Group Ltd.	18,315,759	14,880
	Genesis Energy Ltd.	5,863,711	14,025

		Shares	Market Value ($000)
*	Pushpay Holdings Ltd.	10,207,670	12,103
	Precinct Properties New Zealand Ltd.	10,667,464	11,878
	Z Energy Ltd.	5,133,583	10,548
	Argosy Property Ltd.	9,105,424	10,339
	Vital Healthcare Property Trust	4,381,078	9,680
	Vector Ltd.	2,861,028	8,118
	Arvida Group Ltd.	5,456,523	7,827
*	Restaurant Brands New Zealand Ltd.	611,368	6,821
*	Air New Zealand Ltd.	6,228,896	6,512
[1]	Heartland Group Holdings Ltd.	4,491,636	6,417
	Kathmandu Holdings Ltd.	5,668,769	5,407
	Scales Corp. Ltd.	1,221,482	3,883
*,1	Vista Group International Ltd.	2,101,689	3,413
*	Pacific Edge Ltd.	3,949,523	3,413
*,1	Synlait Milk Ltd.	1,205,571	3,136
*	Tourism Holdings Ltd.	1,623,715	2,663
*	SKY Network Television Ltd.	17,760,089	2,041
	Fletcher Building Ltd. (XASX)	312,070	1,650
	Skellerup Holdings Ltd.	409,183	1,454
			940,464
Norway (0.5%)
	DNB Bank ASA	13,108,520	268,416
	Equinor ASA	12,265,012	238,913
	Telenor ASA	8,050,451	139,773
	Mowi ASA	5,449,842	138,861
	Yara International ASA	2,176,407	114,711
	Norsk Hydro ASA	17,034,103	113,328
	Orkla ASA	9,817,267	89,164
	TOMRA Systems ASA	1,504,442	86,938
*	Nordic Semiconductor ASA	1,981,094	64,871
	Schibsted ASA Class A	1,180,117	62,550
*	Adevinta ASA	3,021,815	58,102
	Bakkafrost P/F	662,143	56,270
	Storebrand ASA	6,100,809	52,382
[3]	Entra ASA	2,126,127	51,790
	Gjensidige Forsikring ASA	2,163,547	49,509
	Schibsted ASA Class B	998,147	46,169
	Salmar ASA	675,636	44,816
	Aker BP ASA	1,449,836	39,057
*	NEL ASA	17,583,224	33,580
[3]	Scatec ASA	1,517,600	32,606
	Borregaard ASA	1,249,979	32,517
	Leroy Seafood Group ASA	3,378,107	30,776
	Kongsberg Gruppen ASA	991,574	28,400
	SpareBank 1 SR-Bank ASA	2,085,312	27,298
	Aker ASA Class A	318,653	24,431
	Subsea 7 SA	3,022,088	24,195
	Bank Norwegian ASA	1,943,830	22,771
	SpareBank 1 SMN	1,454,284	20,181
*	Atea ASA	951,707	18,133
	TGS ASA	1,480,534	16,939
	Veidekke ASA	1,289,085	16,603
	Austevoll Seafood ASA	1,079,698	13,612
*,3	Crayon Group Holding ASA	774,706	13,417
*,3	Elkem ASA	3,402,419	12,592
[3]	Sbanken ASA	962,725	11,724
*	Frontline Ltd.	1,211,951	9,727
*	DNO ASA	7,583,555	7,180

		Shares	Market Value ($000)
*	Grieg Seafood ASA	711,880	6,861
[3]	BW LPG Ltd.	1,084,157	6,262
	Sparebank 1 Oestlandet	402,263	5,590
	Bonheur ASA	165,999	5,295
	Norway Royal Salmon ASA	213,687	5,081
	BW Offshore Ltd.	1,488,462	5,049
	Stolt-Nielsen Ltd.	340,250	4,639
*	Wallenius Wilhelmsen ASA	1,416,664	4,471
*	Hexagon Composites ASA	945,788	3,505
	Ocean Yield ASA	603,615	2,017
	Golden Ocean Group Ltd.	173,075	1,705
*	BW Energy Ltd.	356,873	1,078
*	Aker Carbon Capture ASA	172,822	383
*	Aker Horizons Holding ASA	96,217	281
*	Vaccibody A/S	24,570	171
			2,164,690
Other (0.2%)[4]
[1,5]	Vanguard FTSE Emerging Markets ETF	15,759,336	805,460
Pakistan (0.0%)
*	Lucky Cement Ltd.	2,550,155	13,937
	Engro Corp. Ltd.	3,927,340	7,127
	Pakistan State Oil Co. Ltd.	4,872,022	6,620
	Habib Bank Ltd.	8,004,496	6,237
	Oil & Gas Development Co. Ltd.	10,122,281	5,813
	Hub Power Co. Ltd.	12,138,839	5,725
	MCB Bank Ltd.	5,644,240	5,622
	Fauji Fertilizer Co. Ltd.	7,370,340	4,835
	Pakistan Petroleum Ltd.	9,386,039	4,725
	Pakistan Oilfields Ltd.	1,913,137	4,499
	United Bank Ltd.	4,284,561	3,296
	Bank Alfalah Ltd.	15,717,970	3,184
	Engro Fertilizers Ltd.	6,208,674	2,908
*	DG Khan Cement Co. Ltd.	4,318,597	2,888
	Nishat Mills Ltd.	3,488,454	2,070
	Millat Tractors Ltd.	280,803	1,887
	Searle Co. Ltd.	1,269,509	1,854
	SUI Northern Gas Pipeline	3,908,466	1,198
	Kot Addu Power Co. Ltd.	4,901,009	1,175
*	National Bank of Pakistan	4,354,281	946
*	SUI Southern Gas Co. Ltd.	10,722,366	871
*	Fauji Cement Co. Ltd.	4,482,007	602
	TRG Pakistan	292,000	279
			88,298
Philippines (0.2%)
	SM Investments Corp.	6,178,140	112,638
	SM Prime Holdings Inc.	117,488,791	73,995
	Ayala Land Inc.	102,584,874	67,204
	Ayala Corp.	3,917,520	57,227
	BDO Unibank Inc.	25,906,851	52,897
	International Container Terminal Services Inc.	14,421,183	44,861
	JG Summit Holdings Inc.	36,399,102	40,789
	Bank of the Philippine Islands	21,751,784	35,077
	PLDT Inc.	1,234,824	30,296
	Universal Robina Corp.	11,067,034	28,065
	Jollibee Foods Corp.	4,997,372	18,994
	Metropolitan Bank & Trust Co.	21,971,784	18,900

		Shares	Market Value ($000)
	Manila Electric Co.	3,104,718	16,481
	Globe Telecom Inc.	351,695	13,094
	GT Capital Holdings Inc.	1,203,263	13,090
	San Miguel Food & Beverage Inc.	7,775,952	12,986
	Metro Pacific Investments Corp.	183,881,936	12,875
	Security Bank Corp.	5,585,379	12,293
	Alliance Global Group Inc.	49,839,833	10,138
	Puregold Price Club Inc.	11,367,669	9,173
	Wilcon Depot Inc.	19,452,796	8,571
	San Miguel Corp.	4,076,137	8,482
	Aboitiz Power Corp.	17,644,456	8,194
	Megaworld Corp.	144,143,155	8,006
	Robinsons Land Corp.	23,895,338	7,701
	Robinsons Retail Holdings Inc.	7,085,761	7,618
	LT Group Inc.	32,059,161	6,272
	DMCI Holdings Inc.	51,856,916	6,228
	First Gen Corp.	9,786,623	5,680
	AC Energy Corp.	34,876,699	5,601
	D&L Industries Inc.	31,304,610	5,014
*	Manila Water Co. Inc.	15,188,027	4,924
	Century Pacific Food Inc.	9,740,045	4,875
*	Bloomberry Resorts Corp.	40,694,519	4,625
	Semirara Mining & Power Corp. Class A	12,982,820	4,241
	Nickel Asia Corp.	34,640,721	4,212
	Vista Land & Lifescapes Inc.	54,282,113	3,704
	Filinvest Land Inc.	114,692,273	2,550
*	Cebu Air Inc.	2,055,250	1,815
*,3	CEMEX Holdings Philippines Inc.	59,788,614	1,448
*,2	Energy Development Corp. China Inc.	41,300	6
			790,840
Poland (0.2%)
*	Powszechna Kasa Oszczednosci Bank Polski SA	10,798,938	106,073
	KGHM Polska Miedz SA	1,722,643	86,978
*,3	Allegro.eu SA	4,905,862	84,088
	Polski Koncern Naftowy ORLEN SA	3,909,633	74,066
*	Powszechny Zaklad Ubezpieczen SA	7,071,330	68,959
	LPP SA	14,038	50,493
*,3	Dino Polska SA	602,876	48,265
*	Bank Polska Kasa Opieki SA	1,963,548	47,957
[1]	CD Projekt SA	823,662	39,663
	Polskie Gornictwo Naftowe i Gazownictwo SA	22,005,949	35,904
	Cyfrowy Polsat SA	3,326,337	29,507
*	Santander Bank Polska SA	370,521	24,663
*	PGE Polska Grupa Energetyczna SA	9,186,529	20,668
	Grupa Lotos SA	1,227,759	16,920
	Asseco Poland SA	806,473	16,785
*,1	Orange Polska SA	8,129,078	16,147
	KRUK SA	199,803	15,709
*	mBank SA	154,436	12,853
*	CCC SA	367,665	11,604
*	Alior Bank SA	1,172,095	11,233
*	Bank Millennium SA	7,204,735	9,225
*	Tauron Polska Energia SA	10,794,742	9,099
	Kernel Holding SA	564,755	7,814
*	Enea SA	2,946,548	6,536
*,1	Jastrzebska Spolka Weglowa SA	660,568	5,964

		Shares	Market Value ($000)
*,1	AmRest Holdings SE	838,495	5,708
*	Bank Handlowy w Warszawie SA	415,166	4,876
*	Grupa Azoty SA	626,595	4,866
	Ciech SA	391,624	4,864
	Warsaw Stock Exchange	424,656	4,793
[1]	Eurocash SA	1,190,234	3,790
*,1	Mercator Medical SA	46,079	2,452
*,2	getBACK SA	560,985	546
			889,068
Portugal (0.1%)
	EDP - Energias de Portugal SA	36,108,732	187,295
	EDP Renovaveis SA	3,061,622	71,892
	Galp Energia SGPS SA	6,697,069	65,308
	Jeronimo Martins SGPS SA	3,119,620	63,588
	REN - Redes Energeticas Nacionais SGPS SA	5,556,032	15,503
*	Banco Comercial Portugues SA	100,979,615	14,373
	Sonae SGPS SA	11,344,528	11,199
	NOS SGPS SA	2,903,876	10,766
	CTT-Correios de Portugal SA	1,821,326	9,476
	Navigator Co. SA	2,503,865	9,018
[1]	Altri SGPS SA	1,069,108	6,458
	Corticeira Amorim SGPS SA	402,380	5,013
*,1	Mota-Engil SGPS SA	1,074,785	1,593
*	Greenvolt-Energias Renovaveis SA	18,783	106
			471,588
Qatar (0.2%)
	Qatar National Bank QPSC	56,916,115	284,051
	Industries Qatar QSC	20,303,340	74,501
	Qatar Islamic Bank SAQ	15,044,963	71,107
	Masraf Al Rayan QSC	49,220,761	58,466
	Commercial Bank PSQC	25,293,376	38,261
	Qatar Fuel QSC	6,082,556	29,978
	Qatar Gas Transport Co. Ltd.	33,612,698	27,982
	Mesaieed Petrochemical Holding Co.	52,205,645	27,435
	Qatar Electricity & Water Co. QSC	5,883,219	26,721
	Qatar International Islamic Bank QSC	9,091,592	22,995
	Ooredoo QPSC	11,000,297	21,390
	Barwa Real Estate Co.	22,510,602	18,898
	Doha Bank QPSC	18,377,086	14,902
	Qatar Aluminum Manufacturing Co.	35,476,570	14,257
*	Qatar Insurance Co. SAQ	18,789,843	12,856
	United Development Co. QSC	21,085,895	8,455
	Vodafone Qatar QSC	19,300,512	8,334
*	Ezdan Holding Group QSC	18,558,832	7,812
	Al Meera Consumer Goods Co. QSC	1,262,792	6,963
*	Gulf International Services QSC	10,545,847	4,084
	Medicare Group	1,614,015	3,811
			783,259
Romania (0.0%)
	Banca Transilvania SA	47,695,398	32,210
Russia (0.8%)
	Sberbank of Russia PJSC	129,910,497	543,127
	Gazprom PJSC	133,330,038	519,660
	LUKOIL PJSC	4,862,653	417,534
	Novatek PJSC	10,958,531	244,519
	MMC Norilsk Nickel PJSC	569,807	196,946

		Shares	Market Value ($000)
	Tatneft PJSC	14,838,683	99,071
	Rosneft Oil Co. PJSC	12,954,057	96,174
	Polyus PJSC GDR	632,272	60,949
	Novatek PJSC GDR	255,810	56,925
	Alrosa PJSC	32,029,507	56,730
	Surgutneftegas PJSC Preference Shares	101,260,284	52,858
	Severstal PAO	1,909,194	46,699
	VTB Bank PJSC	67,506,618,711	44,942
	Transneft PJSC Preference Shares	20,040	44,583
	Moscow Exchange MICEX-RTS PJSC	18,802,245	44,508
	Magnit PJSC GDR	2,713,033	39,617
	Novolipetsk Steel PJSC GDR	981,385	34,431
	Surgutneftegas PJSC	75,481,368	33,550
	Magnitogorsk Iron & Steel Works PJSC	31,349,813	29,438
	Inter RAO UES PJSC	454,500,530	27,044
	PhosAgro PJSC GDR	1,412,719	26,820
	Magnit PJSC	359,939	26,344
	Mobile TeleSystems PJSC	6,090,423	26,218
	Tatneft PJSC ADR	651,425	25,968
	Mobile TeleSystems PJSC ADR	2,718,225	23,349
*	United Co. RUSAL International PJSC	31,684,806	22,483
	Novolipetsk Steel PJSC	4,894,392	17,299
	RusHydro PJSC	1,532,862,672	16,898
	Rostelecom PJSC	12,792,702	16,274
[3]	Detsky Mir PJSC	8,373,149	16,061
*	Credit Bank of Moscow PJSC	171,508,800	15,359
	MMC Norilsk Nickel PJSC ADR	399,917	13,826
	Severstal PAO GDR	551,223	13,566
	Rosneft Oil Co. PJSC GDR	1,655,424	12,180
	Tatneft PJSC Preference Shares	1,942,172	12,132
*	Aeroflot PJSC	11,981,693	11,054
	Sistema PJSFC GDR	1,268,701	10,170
	Federal Grid Co. Unified Energy System PJSC	3,695,257,542	10,158
	Polyus PJSC	41,640	7,981
	ROSSETI PJSC	405,450,133	7,389
	M.Video PJSC	720,089	6,314
	Unipro PJSC	159,150,678	5,968
	Sistema PJSFC	14,221,241	5,735
	Surgutneftegas PJSC ADR	1,080,017	4,736
*	Bashneft PJSC	215,214	4,119
	Mechel PJSC Preference Shares	1,596,624	2,882
	OGK-2 PJSC	282,563,407	2,611
	Mosenergo PJSC	75,973,956	2,241
*	ENEL RUSSIA PJSC	143,240,090	1,611
*	Mechel PJSC ADR	691,625	1,508
*	Mechel PJSC	1,344,496	1,481
	Rosseti Lenenergo PJSC Preference Shares	658,747	1,452
	Tatneft PJSC ADR (OOTC)	28,435	1,135
	TGC-1 PJSC	7,192,136,259	1,103
	LUKOIL PJSC ADR	3,765	323
			3,064,053
Saudi Arabia (0.9%)
	Al Rajhi Bank	15,651,364	463,049
	Saudi National Bank	28,042,812	411,750
	Saudi Basic Industries Corp.	11,488,825	369,543
[3]	Saudi Arabian Oil Co.	32,479,702	301,812

		Shares	Market Value ($000)
	Saudi Telecom Co.	7,644,806	272,904
	Riyad Bank	18,838,916	131,847
*	Saudi Arabian Mining Co.	5,137,847	95,463
*	Saudi British Bank	11,452,763	94,033
	SABIC Agri-Nutrients Co.	2,576,692	88,071
	Banque Saudi Fransi	7,510,888	74,172
	Alinma Bank	12,281,196	71,070
	Saudi Electricity Co.	9,891,650	68,290
	Yanbu National Petrochemical Co.	2,985,039	54,372
	Dr Sulaiman Al Habib Medical Services Group Co.	1,178,828	53,648
	Almarai Co. JSC	3,236,800	50,777
	Arab National Bank	8,047,958	48,238
*	Saudi Kayan Petrochemical Co.	9,234,283	47,650
*	Bank AlBilad	4,769,961	46,664
	Etihad Etisalat Co.	4,742,768	40,735
	Jarir Marketing Co.	755,697	40,536
	Sahara International Petrochemical Co.	4,514,646	40,338
	Savola Group	3,364,426	38,527
	Mouwasat Medical Services Co.	596,638	28,701
	Bupa Arabia for Cooperative Insurance Co.	776,653	28,559
	Saudi Industrial Investment Group	2,749,655	27,094
*	Bank Al-Jazira	5,170,550	26,674
	Advanced Petrochemical Co.	1,337,791	26,465
*	National Industrialization Co.	4,064,978	23,430
*	Saudi Research & Media Group	478,546	22,544
*	Mobile Telecommunications Co. Saudi Arabia	5,624,145	21,273
*	Rabigh Refining & Petrochemical Co.	2,826,766	19,467
	Southern Province Cement Co.	837,763	19,079
	National Petrochemical Co.	1,541,319	19,048
	Co. for Cooperative Insurance	827,676	18,618
	Abdullah Al Othaim Markets Co.	568,447	17,887
*	Emaar Economic City	4,937,442	17,871
*	Dar Al Arkan Real Estate Development Co.	6,237,821	17,512
	Saudi Cement Co.	935,748	16,186
	United Electronics Co.	391,986	14,015
	Arabian Centres Co. Ltd.	2,055,236	13,911
	Saudi Pharmaceutical Industries & Medical Appliances Corp.	802,477	12,878
	Qassim Cement Co.	538,421	12,366
	BinDawood Holding Co.	389,847	11,259
*	Seera Group Holding	1,927,098	10,972
	Yanbu Cement Co.	873,056	10,864
*	Yamama Cement Co.	1,181,723	10,707
*	Saudi Airlines Catering Co.	515,199	10,639
	Dallah Healthcare Co.	510,523	10,515
*	Saudi Ground Services Co.	1,120,129	10,420
	Arriyadh Development Co.	1,355,102	10,391
	Al Hammadi Co. for Development & Investment	870,443	9,341
	Saudia Dairy & Foodstuff Co.	202,523	9,266
	Aldrees Petroleum & Transport Services Co.	464,446	8,446
*	Saudi Ceramic Co.	513,310	8,430
	Najran Cement Co.	1,304,100	8,248
*	Saudi Real Estate Co.	1,154,548	8,109

		Shares	Market Value ($000)
	Jadwa REIT Saudi Fund	1,892,620	7,902
	City Cement Co.	922,357	7,573
	Arabian Cement Co.	586,650	7,298
	Astra Industrial Group	552,199	6,916
	Eastern Province Cement Co.	505,521	6,653
*	Saudi Public Transport Co.	873,381	6,292
*	National Agriculture Development Co.	595,034	6,222
*	Dur Hospitality Co.	672,326	6,118
	Herfy Food Services Co.	336,100	5,989
	Saudi Chemical Co. Holding	540,793	5,987
*	Leejam Sports Co. JSC	296,922	5,935
	National Gas & Industrialization Co.	453,397	5,414
	Bawan Co.	509,043	5,407
	United International Transportation Co.	407,185	5,225
*	Aseer Trading Tourism & Manufacturing Co.	736,623	5,129
*	Fawaz Abdulaziz Al Hokair & Co.	827,732	5,126
	National Medical Care Co.	269,000	5,048
*	Al Jouf Cement Co.	1,345,557	5,037
	Northern Region Cement Co.	1,016,074	5,022
*	Middle East Healthcare Co.	443,074	4,522
	Hail Cement Co.	863,512	4,397
*	Zamil Industrial Investment Co.	351,258	3,814
*	Tabuk Cement Co.	536,351	3,361
*	Methanol Chemicals Co.	383,050	3,085
*	Mediterranean & Gulf Insurance & Reinsurance Co.	402,926	2,710
*	Abdul Mohsen Al-Hokair Tourism & Development Co.	285,134	1,816
*	Abdul Mohsen Al-Hokair Tourism & Development Co. Rights Exp. 8/5/21	409,225	1,469
			3,584,141
Singapore (0.7%)
	DBS Group Holdings Ltd.	22,865,399	511,644
	Oversea-Chinese Banking Corp. Ltd.	44,529,667	402,870
	United Overseas Bank Ltd.	16,467,603	318,378
	Singapore Telecommunications Ltd.	95,364,264	159,839
	Ascendas REIT	43,464,989	100,024
	CapitaLand Ltd.	32,401,027	96,262
	Singapore Exchange Ltd.	10,442,868	91,375
	CapitaLand Integrated Commercial Trust	57,601,980	91,275
	Wilmar International Ltd.	26,933,905	86,257
	Keppel Corp. Ltd.	18,304,746	74,002
*	Singapore Airlines Ltd.	16,131,334	60,477
	Singapore Technologies Engineering Ltd.	19,697,159	58,169
	Mapletree Logistics Trust	35,099,456	54,649
	Mapletree Industrial Trust	22,868,779	50,635
	Mapletree Commercial Trust	30,001,150	47,764
	Venture Corp. Ltd.	3,383,046	47,454
	Genting Singapore Ltd.	73,276,118	43,724
	Frasers Logistics & Commercial Trust	33,801,674	37,857
	UOL Group Ltd.	6,611,601	35,535
	Keppel DC REIT	16,472,929	32,071
	Suntec REIT	29,465,936	31,710
	City Developments Ltd.	5,969,341	30,112
	ComfortDelGro Corp. Ltd.	25,946,884	30,101
	Singapore Press Holdings Ltd.	20,261,657	28,113
	NetLink NBN Trust	38,171,105	27,459

		Shares	Market Value ($000)
	Frasers Centrepoint Trust	15,038,972	26,868
	Keppel REIT	28,157,200	24,960
*	SATS Ltd.	8,127,476	24,034
	Mapletree North Asia Commercial Trust	29,047,511	21,658
	Keppel Infrastructure Trust	50,347,667	20,460
	Ascott Residence Trust	25,638,929	19,500
	Haw Par Corp. Ltd.	1,879,814	18,569
	Jardine Cycle & Carriage Ltd.	1,199,096	18,141
	Sembcorp Industries Ltd.	11,600,396	17,894
	Manulife US REIT	20,830,021	15,841
	Parkway Life REIT	4,181,640	14,325
	Golden Agri-Resources Ltd.	84,337,778	14,282
	Hutchison Port Holdings Trust	59,960,502	14,071
	CapitaLand China Trust	11,600,210	11,986
	CDL Hospitality Trusts	12,740,290	11,366
	ESR-REIT	33,160,847	10,891
*	Nanofilm Technologies International Ltd.	2,354,277	10,741
	Ascendas India Trust	10,025,121	10,731
	Raffles Medical Group Ltd.	9,451,712	10,050
	ARA LOGOS Logistics Trust	13,043,122	8,671
	Singapore Post Ltd.	17,959,080	8,486
	Lendlease Global Commercial REIT	12,923,174	8,342
	AEM Holdings Ltd.	2,731,231	7,879
	Keppel Pacific Oak US REIT	9,862,461	7,787
*	Sembcorp Marine Ltd.	90,917,492	7,705
	Cromwell European REIT	2,599,162	7,677
	AIMS APAC REIT	6,296,789	7,343
	Starhill Global REIT	15,480,741	7,086
	StarHub Ltd.	7,847,939	7,011
	OUE Commercial REIT	21,237,334	6,819
	Olam International Ltd.	6,782,486	6,594
	Sheng Siong Group Ltd.	5,380,653	6,237
	First Resources Ltd.	5,796,631	5,811
	Wing Tai Holdings Ltd.	3,928,295	5,305
*,2	Best World International Ltd.	4,538,331	4,348
*	Thomson Medical Group Ltd.	68,491,981	4,347
*	SIA Engineering Co. Ltd.	2,705,446	4,210
	Riverstone Holdings Ltd.	4,579,599	4,097
	Far East Hospitality Trust	9,446,875	4,039
	Sabana Shari'ah Compliant Industrial REIT	11,540,125	3,710
	Prime US REIT	4,164,758	3,497
	SPH REIT	4,502,947	3,040
	Frasers Hospitality Trust	7,588,033	2,884
*	Lippo Malls Indonesia Retail Trust	57,058,638	2,647
*	COSCO SHIPPING International Singapore Co. Ltd.	10,616,626	2,311
	First REIT	11,816,933	2,311
	Silverlake Axis Ltd.	9,204,557	1,798
	iFAST Corp. Ltd.	293,300	1,733
	Asian Pay Television Trust	17,085,902	1,589
*,2	Eagle Hospitality Trust	11,225,800	1,538
*	Yoma Strategic Holdings Ltd.	13,403,037	1,355
*,1,2	Hyflux Ltd.	7,030,168	1,090
	Bumitama Agri Ltd.	3,227,391	1,086
*,1,2	Noble Group Ltd.	13,223,534	791
*,1,2	Ezra Holdings Ltd.	20,298,532	165

		Shares	Market Value ($000)
*	Berlian Laju Tanker Tbk. PT	18,834,500	65
*,1	Ezion Holdings Ltd. Warrants Exp. 4/16/23	12,879,086	—
			3,025,528
South Africa (1.1%)
	Naspers Ltd.	5,210,309	1,005,487
	FirstRand Ltd.	62,325,331	231,199
	Impala Platinum Holdings Ltd.	10,073,731	181,593
*	MTN Group Ltd.	22,846,213	164,098
	Sibanye Stillwater Ltd.	37,237,765	162,289
	Standard Bank Group Ltd.	16,331,587	137,644
	Capitec Bank Holdings Ltd.	1,061,570	117,837
	Gold Fields Ltd.	11,067,493	109,300
	AngloGold Ashanti Ltd.	5,318,525	106,497
*	Sasol Ltd.	7,076,579	105,504
	Anglo American Platinum Ltd.	756,759	99,056
*	Bid Corp. Ltd.	4,218,818	92,662
	Sanlam Ltd.	22,701,672	89,727
*	Absa Group Ltd.	9,056,455	84,255
*	Northam Platinum Ltd.	4,432,646	69,802
	Shoprite Holdings Ltd.	6,200,081	67,925
	Vodacom Group Ltd.	7,610,433	67,796
*	Aspen Pharmacare Holdings Ltd.	4,878,431	60,101
	Bidvest Group Ltd.	4,286,115	58,472
	Clicks Group Ltd.	3,106,794	56,243
*	Nedbank Group Ltd.	4,582,027	52,976
	Remgro Ltd.	6,787,576	51,624
	Mr Price Group Ltd.	3,354,938	49,894
	MultiChoice Group	5,709,915	47,285
[1]	Old Mutual Ltd. (AQXE)	53,878,506	47,179
*	Foschini Group Ltd.	4,278,398	45,162
	Growthpoint Properties Ltd.	43,439,991	43,725
*	Woolworths Holdings Ltd.	11,359,035	43,346
*	Discovery Ltd.	5,306,896	42,546
	Exxaro Resources Ltd.	3,228,034	39,966
	NEPI Rockcastle plc	5,509,658	37,323
	Kumba Iron Ore Ltd.	700,925	37,187
	Reinet Investments SCA	1,872,267	36,464
	SPAR Group Ltd.	2,527,050	31,713
*	Life Healthcare Group Holdings Ltd.	17,663,154	28,453
	Tiger Brands Ltd.	2,157,141	28,401
	African Rainbow Minerals Ltd.	1,386,920	28,228
	Harmony Gold Mining Co. Ltd.	6,716,877	27,540
	Truworths International Ltd.	5,762,233	24,334
	AVI Ltd.	4,299,952	21,275
*	Redefine Properties Ltd.	74,155,280	21,214
*,3	Pepkor Holdings Ltd.	14,787,237	21,140
*	Netcare Ltd.	19,616,216	20,387
*	Sappi Ltd.	7,140,902	20,059
	Rand Merchant Investment Holdings Ltd.	9,222,664	19,572
	Barloworld Ltd.	2,555,806	18,855
	Royal Bafokeng Platinum Ltd.	2,144,848	16,985
	Pick n Pay Stores Ltd.	4,666,148	16,645
	Momentum Metropolitan Holdings	12,482,044	16,382
*	Bytes Technology Group plc	2,419,066	16,213
	Fortress REIT Ltd. Class A (XJSE)	15,385,521	14,599
	Ninety One plc	4,532,871	14,321
	Resilient REIT Ltd.	3,768,055	13,502

		Shares	Market Value ($000)
	Motus Holdings Ltd.	2,175,861	12,646
	Transaction Capital Ltd.	4,873,792	11,994
	Equites Property Fund Ltd.	9,290,155	11,830
*	Telkom SA SOC Ltd.	3,969,316	11,492
	PSG Group Ltd.	2,107,995	10,929
	Coronation Fund Managers Ltd.	3,307,156	10,929
*	Distell Group Holdings Ltd.	935,188	10,906
[3]	Dis-Chem Pharmacies Ltd.	5,056,155	10,784
	Investec Ltd.	2,615,986	9,760
	Imperial Logistics Ltd.	2,252,737	9,397
*	Liberty Holdings Ltd.	1,666,485	9,342
*	KAP Industrial Holdings Ltd.	32,734,873	8,845
	AECI Ltd.	1,241,096	8,451
*	Super Group Ltd.	3,835,789	8,344
*	Santam Ltd.	466,238	7,975
	JSE Ltd.	1,090,107	7,626
*	Omnia Holdings Ltd.	1,938,467	7,376
[1]	Vukile Property Fund Ltd.	9,365,021	6,720
	Reunert Ltd.	1,899,863	6,153
*	MAS Real Estate Inc.	4,920,200	5,962
	Hyprop Investments Ltd.	3,538,620	5,941
	Irongate Group	5,391,707	5,808
	DRDGOLD Ltd.	5,455,556	5,675
	Advtech Ltd.	5,547,550	5,453
*	Massmart Holdings Ltd.	1,318,469	5,186
*	Thungela Resources Ltd.	1,545,439	4,788
	Astral Foods Ltd.	450,357	4,724
*	Wilson Bayly Holmes-Ovcon Ltd.	618,320	4,658
	Ninety One Ltd.	1,457,828	4,505
	Cashbuild Ltd.	230,995	4,196
	Old Mutual Ltd.	4,620,452	4,075
	SA Corporate Real Estate Ltd.	28,710,616	4,011
*	EPP NV	5,028,473	3,959
	DataTec Ltd.	2,443,589	3,926
*,1	Steinhoff International Holdings NV (XJSE)	34,907,808	3,846
*	Famous Brands Ltd.	1,001,698	3,763
	Raubex Group Ltd.	1,801,918	3,497
*	Attacq Ltd.	7,581,695	3,432
	Emira Property Fund Ltd.	5,440,829	3,415
	Investec Property Fund Ltd.	4,635,080	3,192
*	Fortress REIT Ltd. Class B (XJSE)	14,779,463	3,107
*	Tsogo Sun Gaming Ltd.	5,357,213	2,959
*	Long4Life Ltd.	10,123,193	2,904
*	Sun International Ltd.	2,347,668	2,891
	Adcock Ingram Holdings Ltd.	900,911	2,751
*,1	Brait plc	12,142,874	2,375
	Hudaco Industries Ltd.	267,459	2,339
*,1	Hosken Consolidated Investments Ltd.	643,332	2,270
*,1	Steinhoff International Holdings NV (XETR)	19,325,296	2,199
*	Curro Holdings Ltd.	2,716,888	2,184
*	Blue Label Telecoms Ltd.	7,059,433	2,183
	Alexander Forbes Group Holdings Ltd.	8,669,080	2,084
	Allied Electronics Corp. Ltd. Class A	2,604,043	1,884
	Zeder Investments Ltd.	7,901,408	1,651
			4,371,274

		Shares	Market Value ($000)
South Korea (3.9%)
	Samsung Electronics Co. Ltd.	59,651,549	4,076,372
	Samsung Electronics Co. Ltd. Preference Shares	10,722,843	673,136
	NAVER Corp.	1,708,963	644,111
	SK Hynix Inc.	6,576,081	643,774
	Kakao Corp.	3,453,118	442,051
	LG Chem Ltd.	593,645	436,035
	Samsung SDI Co. Ltd.	675,295	435,929
	Hyundai Motor Co.	1,757,281	334,437
*	Celltrion Inc.	1,315,966	290,508
	POSCO	822,204	261,508
	Kia Corp.	3,263,936	238,367
	KB Financial Group Inc.	4,827,950	214,438
	Shinhan Financial Group Co. Ltd.	6,138,241	208,045
	LG Electronics Inc.	1,402,768	192,150
	Hyundai Mobis Co. Ltd.	810,041	188,201
	NCSoft Corp.	212,129	152,144
*	SK Innovation Co. Ltd.	685,603	151,258
	LG Household & Health Care Ltd.	114,792	145,445
	Hana Financial Group Inc.	3,658,107	138,015
*,3	Samsung Biologics Co. Ltd.	169,967	131,498
	Samsung C&T Corp.	1,062,331	130,864
*	HMM Co. Ltd.	3,574,756	124,531
	Samsung Electro-Mechanics Co. Ltd.	702,704	117,370
	KT&G Corp.	1,382,160	98,949
	SK Inc.	394,564	92,084
	LG Corp.	1,042,630	85,450
*	Celltrion Healthcare Co. Ltd.	899,051	84,139
	Amorepacific Corp.	410,008	79,039
	Samsung Fire & Marine Insurance Co. Ltd.	414,066	77,243
*	Doosan Heavy Industries & Construction Co. Ltd.	3,731,527	70,577
	SK Telecom Co. Ltd.	253,015	66,273
	Samsung SDS Co. Ltd.	407,877	64,802
*	Korea Shipbuilding & Offshore Engineering Co. Ltd.	547,937	62,256
	Woori Financial Group Inc.	6,498,355	61,269
	Korea Zinc Co. Ltd.	127,571	60,735
*	HYBE Co. Ltd.	240,190	60,595
*	Korean Air Lines Co. Ltd.	2,191,110	56,865
	Korea Electric Power Corp.	2,594,534	56,236
	Hyundai Motor Co. Preference Shares	614,113	55,719
*	LG Display Co. Ltd.	2,794,939	53,702
	Samsung Life Insurance Co. Ltd.	814,069	53,416
	Coway Co. Ltd.	710,594	52,926
	POSCO Chemical Co. Ltd.	343,144	46,054
	S-Oil Corp.	523,771	44,722
	Hyundai Engineering & Construction Co. Ltd.	933,317	44,452
	Hyundai Steel Co.	943,194	44,367
	CJ CheilJedang Corp.	103,893	42,238
	Mirae Asset Securities Co. Ltd.	5,399,405	42,002
	Lotte Chemical Corp.	184,886	41,719
*	Samsung Engineering Co. Ltd.	2,046,925	41,612
*	Hanwha Solutions Corp.	1,216,643	41,403
	Korea Investment Holdings Co. Ltd.	481,749	40,253
	Hankook Tire & Technology Co. Ltd.	947,857	39,896

		Shares	Market Value ($000)
	Hyundai Glovis Co. Ltd.	232,710	39,440
	Kumho Petrochemical Co. Ltd.	220,612	39,080
	Hyundai Heavy Industries Holdings Co. Ltd.	642,521	38,321
	E-MART Inc.	246,201	36,112
	LG Innotek Co. Ltd.	181,889	35,953
	SKC Co. Ltd.	250,442	35,306
*	HLB Inc.	1,112,214	34,918
	LG Uplus Corp.	2,707,067	34,282
	Hotel Shilla Co. Ltd.	398,277	32,414
	Yuhan Corp.	599,362	32,131
*	SK Biopharmaceuticals Co. Ltd.	308,891	32,008
	Samsung Securities Co. Ltd.	822,987	31,707
*,2	Samsung Heavy Industries Co. Ltd.	5,476,788	31,003
*	Kangwon Land Inc.	1,370,125	30,811
	Fila Holdings Corp.	665,145	30,232
	GS Engineering & Construction Corp.	765,436	29,358
	Industrial Bank of Korea	3,270,648	29,263
	Hyosung TNC Corp.	37,345	28,966
	DB Insurance Co. Ltd.	578,453	28,740
	Orion Corp.	280,091	28,630
*	Celltrion Pharm Inc.	235,715	28,535
	Hanon Systems	2,060,422	28,016
	Ecopro BM Co. Ltd.	104,657	26,383
[3]	Netmarble Corp.	216,338	26,113
	L&F Co. Ltd.	278,850	26,089
	Hanmi Pharm Co. Ltd.	93,543	26,047
*	Kakao Games Corp.	335,126	25,949
*	Pearl Abyss Corp.	401,465	25,848
	Hansol Chemical Co. Ltd.	110,599	25,753
*	DL E&C Co. Ltd.	196,715	25,077
	BNK Financial Group Inc.	3,723,780	25,066
	LG Chem Ltd. Preference Shares	73,780	24,610
*	Alteogen Inc.	352,747	24,584
	GS Holdings Corp.	656,191	24,430
	DB HiTek Co. Ltd.	455,862	24,260
	Korea Aerospace Industries Ltd.	841,697	23,753
	SK Chemicals Co. Ltd.	113,493	23,419
	Shin Poong Pharmaceutical Co. Ltd.	417,613	23,052
*	OCI Co. Ltd.	230,621	22,882
*	Mando Corp.	419,195	22,536
	Seegene Inc.	365,882	22,315
	SK Materials Co. Ltd.	59,200	21,646
*	F&F Co. Ltd.	40,125	20,930
	Hanwha Aerospace Co. Ltd.	461,243	20,806
*	Hyosung Advanced Materials Corp.	38,473	20,604
	Shinsegae Inc.	87,302	20,217
	LEENO Industrial Inc.	124,258	19,341
	Cheil Worldwide Inc.	911,964	19,210
*	Hyundai Rotem Co. Ltd.	886,199	19,187
*	GeneOne Life Science Inc.	526,557	19,001
	CJ ENM Co. Ltd.	133,167	18,913
*	Hyundai Mipo Dockyard Co. Ltd.	253,821	18,551
	WONIK IPS Co. Ltd.	458,592	18,520
	AMOREPACIFIC Group	364,202	18,255
	Hyundai Marine & Fire Insurance Co. Ltd.	808,307	18,237
	NH Investment & Securities Co. Ltd.	1,634,599	18,079
	S-1 Corp.	255,521	17,902

		Shares	Market Value ($000)
	CS Wind Corp.	249,310	17,852
	Hanwha Corp.	680,366	17,677
	Green Cross Corp.	68,460	17,418
	Kolon Industries Inc.	245,645	17,301
	Hyundai Wia Corp.	202,659	17,298
*	KMW Co. Ltd.	372,477	17,235
*	Hugel Inc.	82,095	17,107
*	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	603,335	17,089
	Douzone Bizon Co. Ltd.	232,151	16,904
*	Genexine Inc.	230,762	16,812
	KCC Corp.	54,344	16,797
	Meritz Fire & Marine Insurance Co. Ltd.	755,412	16,770
	Koh Young Technology Inc.	778,645	16,562
*	Hanjin Kal Corp.	292,587	16,537
*	CJ Logistics Corp.	106,645	16,321
	DGB Financial Group Inc.	1,980,612	16,243
	Pan Ocean Co. Ltd.	2,463,159	16,196
	Meritz Securities Co. Ltd.	3,789,072	16,193
	HDC Hyundai Development Co-Engineering & Construction	589,249	15,929
	KIWOOM Securities Co. Ltd.	154,937	15,917
*	Doosan Fuel Cell Co. Ltd.	371,506	15,879
	Soulbrain Co. Ltd.	53,434	15,820
	GS Retail Co. Ltd.	504,367	15,490
*	Ecopro HN Co. Ltd.	166,000	15,427
*	Daewoo Engineering & Construction Co. Ltd.	2,368,134	15,347
	Osstem Implant Co. Ltd.	133,992	15,077
	Iljin Materials Co. Ltd.	212,380	14,874
	Hyundai Elevator Co. Ltd.	311,481	14,643
	CJ Corp.	170,466	14,534
	Posco International Corp.	642,671	14,473
*	Naturecell Co. Ltd.	592,592	14,164
	DL Holdings Co. Ltd.	205,645	14,131
	LS Corp.	223,065	14,117
	Korea Electric Power Corp. ADR	1,293,683	13,933
	Youngone Corp.	395,126	13,690
	LOTTE Fine Chemical Co. Ltd.	215,920	13,625
	Hanssem Co. Ltd.	129,903	13,570
	Hyundai Department Store Co. Ltd.	193,706	13,494
	Lotte Shopping Co. Ltd.	139,294	13,034
*	Doosan Bobcat Inc.	321,444	12,912
	Hyosung Corp.	120,126	12,814
	Ecopro Co. Ltd.	202,840	12,711
	Dongkuk Steel Mill Co. Ltd.	687,927	12,698
	NongShim Co. Ltd.	44,359	12,685
	LX Semicon Co. Ltd.	120,292	12,556
	Com2uSCorp	125,822	12,455
*	SM Entertainment Co. Ltd.	241,333	12,384
	JYP Entertainment Corp.	353,321	12,318
	Hite Jinro Co. Ltd.	406,748	12,192
	Hyundai Motor Co. Preference Shares	131,295	12,132
*	Chabiotech Co. Ltd.	524,669	11,850
	LS Electric Co. Ltd.	207,652	11,739
	Samsung Card Co. Ltd.	382,533	11,650
	AfreecaTV Co. Ltd.	100,697	11,613

		Shares	Market Value ($000)
	LG Household & Health Care Ltd. Preference Shares	19,683	11,512
	JB Financial Group Co. Ltd.	1,702,482	11,442
	KEPCO Plant Service & Engineering Co. Ltd.	307,134	11,389
	Lotte Corp.	346,102	11,363
	BGF retail Co. Ltd.	80,711	11,348
	SK Telecom Co. Ltd. ADR	389,926	11,335
*	SOLUM Co. Ltd.	428,607	11,282
*	Cellivery Therapeutics Inc.	151,602	11,087
	Hanwha Systems Co. Ltd.	740,192	10,917
	Hanmi Science Co. Ltd.	174,388	10,861
	Eo Technics Co. Ltd.	106,900	10,779
	Chong Kun Dang Pharmaceutical Corp.	95,108	10,767
*	ST Pharm Co. Ltd.	115,094	10,755
*	Hyundai Bioscience Co. Ltd.	407,502	10,609
*	Korea Gas Corp.	338,189	10,587
*	Cosmax Inc.	98,164	10,583
*	Kumho Tire Co. Inc.	1,815,369	10,564
	Dongjin Semichem Co. Ltd.	405,578	10,339
	SSANGYONG C&E Co. Ltd.	1,470,798	10,195
*	Pharmicell Co. Ltd.	694,271	10,142
	Kolmar Korea Co. Ltd.	212,442	10,134
	Hanwha Life Insurance Co. Ltd.	3,410,551	10,074
	Medytox Inc.	57,216	10,067
	SK Networks Co. Ltd.	1,850,632	9,972
	Dongsuh Cos. Inc.	370,565	9,780
	Chunbo Co. Ltd.	49,572	9,748
	Green Cross Holdings Corp.	352,824	9,685
	Zinus Inc.	105,480	9,549
	Korean Reinsurance Co.	1,151,849	9,546
*	Hanall Biopharma Co. Ltd.	492,712	9,527
*	HLB Life Science Co. Ltd.	1,031,100	9,421
*	Hyosung Chemical Corp.	27,469	9,393
	PI Advanced Materials Co. Ltd.	199,998	9,304
*	LegoChem Biosciences Inc.	197,435	9,253
*	CosmoAM&T Co. Ltd.	249,251	9,171
	Tokai Carbon Korea Co. Ltd.	53,706	9,107
*	Helixmith Co. Ltd.	367,949	9,028
*	Paradise Co. Ltd.	615,929	8,986
	NICE Information Service Co. Ltd.	427,228	8,917
*	NHN Corp.	131,818	8,851
*	Duk San Neolux Co. Ltd.	165,518	8,823
	SFA Engineering Corp.	248,866	8,805
*	Vaxcell-Bio Therapeutics Co. Ltd.	122,499	8,696
*	MedPacto Inc.	160,866	8,665
*	Oscotec Inc.	292,253	8,644
	LG Electronics Inc. Preference Shares	126,733	8,402
	Hanmi Semiconductor Co. Ltd.	261,244	8,341
*	Foosung Co. Ltd.	717,332	8,256
	Daewoong Co. Ltd.	255,597	8,231
*	Sam Chun Dang Pharm Co. Ltd.	168,390	8,227
	Korea Petrochemical Ind Co. Ltd.	37,028	8,208
	Seoul Semiconductor Co. Ltd.	510,226	8,181
	Daewoong Pharmaceutical Co. Ltd.	54,803	8,138
	Solus Advanced Materials Co. Ltd.	155,526	8,125
*	GemVax & Kael Co. Ltd.	449,076	8,090
	Bukwang Pharmaceutical Co. Ltd.	445,712	8,057

		Shares	Market Value ($000)
	Poongsan Corp.	239,091	8,014
*	CJ CGV Co. Ltd.	309,589	7,932
	RFHIC Corp.	246,420	7,895
	Ottogi Corp.	16,734	7,838
	LX International Corp.	287,045	7,722
	Meritz Financial Group Inc.	353,247	7,719
	IS Dongseo Co. Ltd.	161,502	7,672
*	Hana Tour Service Inc.	114,654	7,654
*	Hyundai Construction Equipment Co. Ltd.	155,107	7,644
*	Doosan Infracore Co. Ltd.	542,048	7,614
	Sebang Global Battery Co. Ltd.	99,287	7,553
	KCC Glass Corp.	115,230	7,456
*	Mezzion Pharma Co. Ltd.	63,911	7,425
	Innocean Worldwide Inc.	137,553	7,344
	Korea Electric Terminal Co. Ltd.	87,791	7,232
	KEPCO Engineering & Construction Co. Inc.	152,998	7,091
	Daou Technology Inc.	304,538	7,079
	Eugene Technology Co. Ltd.	178,060	7,068
	LOTTE Reit Co. Ltd.	1,345,482	6,938
*	Asiana Airlines Inc.	440,179	6,921
*	NHN KCP Corp.	150,808	6,917
*	Amicogen Inc.	200,899	6,914
*	NEPES Corp.	208,142	6,895
	Taekwang Industrial Co. Ltd.	7,059	6,888
*	Taihan Electric Wire Co. Ltd.	3,043,030	6,863
*	TY Holdings Co. Ltd.	244,817	6,801
	Hanjin Transportation Co. Ltd.	188,381	6,694
*	iNtRON Biotechnology Inc.	314,483	6,622
*	YG Entertainment Inc.	142,363	6,538
	Amorepacific Corp. Preference Shares	94,916	6,535
	Samyang Holdings Corp.	68,311	6,469
*	Studio Dragon Corp.	79,646	6,395
	Mcnex Co. Ltd.	154,798	6,384
*	Lotte Tour Development Co. Ltd.	377,739	6,375
	DoubleUGames Co. Ltd.	120,288	6,371
	Doosan Co. Ltd.	74,965	6,317
	Dawonsys Co. Ltd.	381,004	6,281
[1]	Shinhan Financial Group Co. Ltd. ADR	183,309	6,179
*	Enzychem Lifesciences Corp.	82,216	6,085
	LX Hausys Ltd.	68,718	5,972
	DongKook Pharmaceutical Co. Ltd.	271,988	5,970
*	SFA Semicon Co. Ltd.	947,915	5,910
	Green Cross LabCell Corp.	69,598	5,854
*	Ace Technologies Corp.	357,908	5,836
	Daishin Securities Co. Ltd.	372,579	5,809
*	CMG Pharmaceutical Co. Ltd.	1,383,322	5,808
	Interpark Corp.	789,537	5,800
*	DIO Corp.	135,366	5,761
	Daesang Corp.	242,549	5,728
	Park Systems Corp.	50,910	5,659
	Hyundai Autoever Corp.	50,529	5,638
	Samsung Fire & Marine Insurance Co. Ltd. Preference Shares	40,095	5,637
*	Hanwha Investment & Securities Co. Ltd.	1,397,077	5,610
*	Innox Advanced Materials Co. Ltd.	90,449	5,603

		Shares	Market Value ($000)
	Wemade Co. Ltd.	113,660	5,584
	Lotte Chilsung Beverage Co. Ltd.	44,227	5,574
	Handsome Co. Ltd.	162,773	5,551
	S&S Tech Corp.	199,859	5,528
*	Yungjin Pharmaceutical Co. Ltd.	1,145,473	5,513
	Huchems Fine Chemical Corp.	256,158	5,466
*	ABLBio Inc.	309,179	5,412
	SK Discovery Co. Ltd.	127,432	5,409
*	Hyundai Electric & Energy System Co. Ltd.	262,524	5,382
	Hyundai Greenfood Co. Ltd.	614,117	5,376
*	Webzen Inc.	211,730	5,371
	SL Corp.	186,570	5,366
	Daeduck Electronics Co. Ltd.	394,156	5,356
	Daejoo Electronic Materials Co. Ltd.	106,264	5,328
	Shinsegae International Inc.	31,503	5,325
*	Hyosung Heavy Industries Corp.	77,051	5,251
	Dentium Co. Ltd.	83,314	5,237
	JR Reit XXVII	1,124,772	5,190
*	Eoflow Co. Ltd.	104,047	5,179
*	Binex Co. Ltd.	313,900	5,159
	Hankook & Co. Co. Ltd.	329,388	5,150
*	CrystalGenomics Inc.	758,369	5,068
*	Korea Line Corp.	1,868,922	5,040
*	Ananti Inc.	489,546	5,001
	Tesna Inc.	112,764	4,999
*	Medipost Co. Ltd.	195,484	4,997
	BH Co. Ltd.	298,642	4,986
	TES Co. Ltd.	193,754	4,980
	Daea TI Co. Ltd.	800,898	4,953
	HDC Holdings Co. Ltd.	464,161	4,929
*	Jusung Engineering Co. Ltd.	396,853	4,927
	Ilyang Pharmaceutical Co. Ltd.	168,671	4,927
*	Kuk-il Paper Manufacturing Co. Ltd.	1,083,583	4,914
	SNT Motiv Co. Ltd.	91,775	4,906
*	Komipharm International Co. Ltd.	484,923	4,875
	L&C Bio Co. Ltd.	163,873	4,837
	LIG Nex1 Co. Ltd.	128,701	4,800
	Ahnlab Inc.	80,970	4,770
	SIMMTECH Co. Ltd.	219,963	4,756
	Samwha Capacitor Co. Ltd.	89,696	4,751
	Hyundai Home Shopping Network Corp.	66,559	4,708
*	Anterogen Co. Ltd.	69,254	4,658
	GOLFZON Co. Ltd.	35,024	4,583
	JW Pharmaceutical Corp.	181,675	4,567
	LOTTE Himart Co. Ltd.	147,046	4,562
	KB Financial Group Inc. ADR	102,810	4,553
*	LX Holdings Corp.	497,409	4,519
	Korea United Pharm Inc.	97,412	4,512
*	Sambu Engineering & Construction Co. Ltd.	1,486,923	4,475
	Partron Co. Ltd.	501,298	4,457
	Advanced Process Systems Corp.	170,112	4,437
	ITM Semiconductor Co. Ltd.	105,176	4,378
*	Shinsung E&G Co. Ltd.	1,885,344	4,324
*	OliX Pharmaceuticals Inc.	108,495	4,259
	Posco ICT Co. Ltd.	615,367	4,249
	Tongyang Inc.	2,409,270	4,247

		Shares	Market Value ($000)
*,2	Krafton Inc.	9,651	4,178
*	Samsung Pharmaceutical Co. Ltd.	653,923	4,150
	Daishin Securities Co. Ltd. Preference Shares	288,852	4,134
*	Cafe24 Corp.	149,336	4,125
*	Insun ENT Co. Ltd.	373,794	4,084
*	Telcon RF Pharmaceutical Inc.	919,001	4,036
*	Seojin System Co. Ltd.	109,645	3,963
	Huons Co. Ltd.	75,066	3,959
*	Modetour Network Inc.	185,816	3,952
*	Grand Korea Leisure Co. Ltd.	285,036	3,947
*	Neowiz	172,659	3,903
*	Vidente Co. Ltd.	429,712	3,878
	Dong-A Socio Holdings Co. Ltd.	34,233	3,741
	LF Corp.	232,869	3,736
	Hansae Co. Ltd.	202,779	3,703
*	NKMax Co. Ltd.	306,054	3,687
	HS Industries Co. Ltd.	577,669	3,686
	Orion Holdings Corp.	248,639	3,633
	Dong-A ST Co. Ltd.	51,072	3,632
	Seah Besteel Corp.	130,132	3,554
	NICE Holdings Co. Ltd.	218,629	3,548
	INTOPS Co. Ltd.	143,096	3,536
*	Aprogen pharmaceuticals Inc.	3,377,804	3,531
	OptoElectronics Solutions Co. Ltd.	96,861	3,516
*	KH FEELUX Co. Ltd.	1,235,203	3,515
*	KH Vatec Co. Ltd.	182,406	3,496
	Chongkundang Holdings Corp.	39,812	3,483
	Hanil Cement Co. Ltd.	22,810	3,473
*	Hanwha General Insurance Co. Ltd.	862,553	3,471
	KUMHOE&C Co. Ltd.	314,195	3,420
	Halla Holdings Corp.	84,866	3,399
*	Sangsangin Co. Ltd.	499,798	3,380
	Nexen Tire Corp.	417,313	3,366
	Dongwon Industries Co. Ltd.	15,876	3,355
	InBody Co. Ltd.	132,332	3,353
	SK Securities Co. Ltd.	3,951,073	3,349
	Kwang Dong Pharmaceutical Co. Ltd.	434,519	3,345
	Young Poong Corp.	5,612	3,343
	Yuanta Securities Korea Co. Ltd.	858,232	3,338
*	Solid Inc.	529,443	3,320
	Huons Global Co. Ltd.	58,250	3,305
*	Hancom Inc.	161,136	3,301
	KTB Investment & Securities Co. Ltd.	501,653	3,299
	KC Tech Co. Ltd.	131,583	3,273
	Songwon Industrial Co. Ltd.	193,968	3,261
*	Lutronic Corp.	224,886	3,258
*	Eutilex Co. Ltd.	120,144	3,205
	ESR Kendall Square REIT Co. Ltd.	531,644	3,152
	Korea Real Estate Investment & Trust Co. Ltd.	1,639,871	3,140
	Jeil Pharmaceutical Co. Ltd.	86,660	3,136
*	Inscobee Inc.	982,194	3,099
	Binggrae Co. Ltd.	57,981	3,067
	Taeyoung Engineering & Construction Co. Ltd.	287,481	3,067
	Namyang Dairy Products Co. Ltd.	5,650	2,969
*	S-MAC Co. Ltd.	2,541,264	2,956

		Shares	Market Value ($000)
	Mirae Asset Life Insurance Co. Ltd.	807,125	2,864
	Sungwoo Hitech Co. Ltd.	498,342	2,858
*	UniTest Inc.	139,324	2,842
	i-SENS Inc.	99,344	2,804
*	G-treeBNT Co. Ltd.	308,701	2,746
	LG HelloVision Co. Ltd.	425,597	2,694
	Toptec Co. Ltd.	272,405	2,682
	Youlchon Chemical Co. Ltd.	144,799	2,673
	Vieworks Co. Ltd.	83,129	2,660
	Dongwon F&B Co. Ltd.	13,754	2,653
*	Namsun Aluminum Co. Ltd.	716,551	2,622
	Green Cross Cell Corp.	75,906	2,618
	Cuckoo Homesys Co. Ltd.	66,204	2,607
	Hansol Paper Co. Ltd.	184,726	2,573
	Namhae Chemical Corp.	234,033	2,568
	KISWIRE Ltd.	114,670	2,486
*,1,2	SillaJen Inc.	887,353	2,469
*	Peptron Inc.	241,087	2,426
*	Hansol Technics Co. Ltd.	330,902	2,388
	Harim Holdings Co. Ltd.	277,916	2,369
	CJ CheilJedang Corp. Preference Shares	12,942	2,367
	iMarketKorea Inc.	223,546	2,344
	ENF Technology Co. Ltd.	77,475	2,309
*	AbClon Inc.	126,960	2,295
	SK Gas Ltd.	22,441	2,277
	Maeil Dairies Co. Ltd.	33,318	2,221
	Kolmar Korea Holdings Co. Ltd.	86,871	2,193
	Kolon Corp.	80,912	2,154
*	Lock&Lock Co. Ltd.	184,572	2,127
*	STCUBE	262,380	2,115
	Seobu T&D	273,138	2,081
	ICD Co. Ltd.	158,342	2,076
	Korea Asset In Trust Co. Ltd.	519,283	2,054
	Samsung SDI Co. Ltd. Preference Shares	5,302	2,038
*	Able C&C Co. Ltd.	260,162	2,030
	Youngone Holdings Co. Ltd.	49,716	1,999
*	Soulbrain Holdings Co. Ltd.	60,458	1,996
*	Wonik Holdings Co. Ltd.	372,887	1,986
	Daeduck Co. Ltd.	282,865	1,912
	Aekyung Industrial Co. Ltd.	85,731	1,862
	Humedix Co. Ltd.	63,493	1,854
	KC Co. Ltd.	84,784	1,853
	Lotte Confectionery Co. Ltd.	14,725	1,817
	Woongjin Thinkbig Co. Ltd.	505,235	1,802
*	Gamevil Inc.	58,256	1,792
*	Interflex Co. Ltd.	144,239	1,789
	KISCO Corp.	215,989	1,782
	SPC Samlip Co. Ltd.	24,566	1,769
	Samyang Corp.	31,909	1,767
	Cuckoo Holdings Co. Ltd.	15,812	1,760
	BGF Co. Ltd.	325,638	1,753
	Samchully Co. Ltd.	22,427	1,750
	Hyundai Livart Furniture Co. Ltd.	102,947	1,744
	Tongyang Life Insurance Co. Ltd.	369,551	1,723
	Eugene Investment & Securities Co. Ltd.	489,399	1,708
	KT Skylife Co. Ltd.	175,300	1,665
	Byucksan Corp.	446,576	1,653
	Lotte Food Co. Ltd.	4,288	1,634

		Shares	Market Value ($000)
*	Dongsung Pharmaceutical Co. Ltd.	194,596	1,630
	NS Shopping Co. Ltd.	148,571	1,576
	Dae Han Flour Mills Co. Ltd.	9,985	1,524
	Hankook Shell Oil Co. Ltd.	6,264	1,493
*	CJ Freshway Corp.	47,890	1,415
*	CUROCOM Co. Ltd.	1,051,364	1,409
	Sung Kwang Bend Co. Ltd.	164,938	1,402
	HYUNDAI Corp.	79,528	1,356
	AK Holdings Inc.	55,704	1,348
	TK Corp.	122,189	1,335
	F&F Holdings Co. Ltd.	40,529	1,315
*	Coreana Cosmetics Co. Ltd.	303,875	1,255
	SNT Dynamics Co. Ltd.	133,001	1,244
	E1 Corp.	24,913	1,212
	Dae Hwa Pharmaceutical Co. Ltd.	118,653	1,209
	Kyobo Securities Co. Ltd.	162,374	1,207
	Hansol Holdings Co. Ltd.	304,870	1,164
*,2	Y2 Solution Co. Ltd.	1,046,564	1,110
	Sam Young Electronics Co. Ltd.	95,857	1,101
	Muhak Co. Ltd.	145,636	1,034
*	Homecast Co. Ltd.	297,007	1,021
	Eusu Holdings Co. Ltd.	181,342	1,016
	MegaStudyEdu Co. Ltd.	12,640	875
	Daekyo Co. Ltd.	202,648	842
	Cell Biotech Co. Ltd.	47,388	807
	Hanil Holdings Co. Ltd.	68,171	798
*	SCM Lifescience Co. Ltd.	27,615	692
	DB Financial Investment Co. Ltd.	106,663	631
*	SBS Media Holdings Co. Ltd.	316,540	616
*	Sindoh Co. Ltd.	17,668	491
*,2	KakaoBank Corp.	13,431	455
	Hyundai Bioland Co. Ltd.	18,100	334
*,2	Tera Resource Co. Ltd.	209,223	9
*,2	CNK International Co. Ltd.	259,916	—
			15,955,243
Spain (1.5%)
	Iberdrola SA	73,235,990	881,402
*	Banco Santander SA	217,958,576	798,416
*	Banco Bilbao Vizcaya Argentaria SA	84,691,584	542,152
[3]	Cellnex Telecom SA	7,737,140	504,590
	Industria de Diseno Textil SA	13,351,409	452,832
*	Amadeus IT Group SA	5,421,605	355,553
	Telefonica SA	64,158,117	293,514
	Repsol SA	17,005,529	186,260
	Ferrovial SA	6,055,976	179,712
	CaixaBank SA	56,096,158	166,601
*,3	Aena SME SA	891,765	142,011
[1]	Red Electrica Corp. SA	5,484,837	108,648
	Grifols SA	4,077,218	103,691
	Endesa SA	4,010,401	97,415
	Naturgy Energy Group SA	3,763,998	97,149
*	Siemens Gamesa Renewable Energy SA	2,860,891	79,787
	ACS Actividades de Construccion y Servicios SA	3,030,875	79,722
[1]	Enagas SA	3,158,312	72,539
	Fluidra SA	1,322,064	53,595
	Merlin Properties Socimi SA	4,516,135	50,653
*	Banco de Sabadell SA	71,562,265	49,754

		Shares	Market Value ($000)
	Bankinter SA	8,880,914	48,517
	Inmobiliaria Colonial Socimi SA	4,364,716	46,561
	Acciona SA	287,259	44,041
	Viscofan SA	521,327	36,202
	Acerinox SA	2,423,068	32,391
[1]	Mapfre SA	13,026,583	26,836
	Grupo Catalana Occidente SA	665,019	24,897
*	Iberdrola SA	1,802,206	21,721
	CIE Automotive SA	710,604	21,185
	Laboratorios Farmaceuticos Rovi SA	263,605	18,608
	Ebro Foods SA	908,640	18,438
	Cia de Distribucion Integral Logista Holdings SA	828,733	17,864
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	8,753,374	17,647
*	Indra Sistemas SA	1,615,855	16,916
	Applus Services SA	1,756,636	16,911
	Almirall SA	1,007,665	15,988
[3]	Euskaltel SA	1,211,000	15,776
[1]	Pharma Mar SA	176,517	15,093
	Zardoya Otis SA	2,157,909	14,624
*	Solaria Energia y Medio Ambiente SA	742,359	14,341
	Faes Farma SA	3,512,657	13,710
*	Mediaset Espana Comunicacion SA	2,263,587	13,493
	Sacyr SA	4,805,165	11,684
	Prosegur Cia de Seguridad SA	3,375,298	11,531
*,3	Neinor Homes SA	772,398	11,242
*,3	Gestamp Automocion SA	2,241,612	10,962
*	Melia Hotels International SA	1,352,513	9,332
	Construcciones y Auxiliar de Ferrocarriles SA	217,319	9,219
[1,3]	Unicaja Banco SA	9,900,784	9,104
[3]	Global Dominion Access SA	1,403,251	7,495
[3]	Aedas Homes SA	241,004	7,302
	Liberbank SA	16,678,710	5,605
	Lar Espana Real Estate Socimi SA	880,768	5,540
*	Distribuidora Internacional de Alimentacion SA	175,218,600	5,300
*	Ence Energia y Celulosa SA	1,712,632	5,294
*	Promotora de Informaciones SA Class A	4,723,989	4,937
*	Atresmedia Corp. de Medios de Comunicacion SA	1,133,031	4,684
[3]	Prosegur Cash SA	4,598,916	4,504
[3]	Metrovacesa SA	511,256	4,256
	Grifols SA Preference Shares Class B	276,766	4,247
*,1	Tecnicas Reunidas SA	369,855	3,127
*,1	NH Hotel Group SA	235,362	1,014
*,1	Distribuidora Internacional de Alimentacion SA	22,389,147	677
*	Banco Santander SA (XMEX)	4	—
*,1,2	Let's GOWEX SA	155,449	—
			5,944,812
Sweden (2.6%)
	Investor AB Class B	25,474,960	630,875
	Atlas Copco AB Class A	8,111,626	549,360
	Volvo AB Class B	21,293,560	502,140
	Telefonaktiebolaget LM Ericsson Class B	38,549,788	444,640
	Hexagon AB Class B	22,630,165	374,611

		Shares	Market Value ($000)
	Assa Abloy AB Class B	11,666,068	374,204
	Sandvik AB	13,721,121	357,796
[3]	Evolution AB	2,026,313	352,579
	Atlas Copco AB Class B	4,722,595	268,519
	Essity AB Class B	7,742,676	253,323
	Skandinaviska Enskilda Banken AB Class A	18,456,129	249,618
	Swedbank AB Class A	12,771,028	248,698
*	H & M Hennes & Mauritz AB Class B	11,131,338	232,720
	Svenska Handelsbanken AB Class A	18,438,013	207,784
	Epiroc AB Class A	8,011,387	186,622
	Nibe Industrier AB Class B	15,196,617	181,599
	Swedish Match AB	19,687,447	176,301
	Alfa Laval AB	3,996,507	166,898
	Svenska Cellulosa AB SCA Class B	7,822,816	145,506
*,1	Kinnevik AB Class B	3,277,069	142,866
	Telia Co. AB	32,492,264	142,521
	EQT AB	2,901,672	139,867
	Boliden AB	3,481,654	135,687
*,3	Sinch AB	6,542,746	131,939
	SKF AB Class B	4,867,122	129,498
	Skanska AB Class B	4,552,043	128,503
	Getinge AB Class B	2,835,734	123,233
	Indutrade AB	3,583,720	116,895
	Investor AB Class A	4,250,897	105,623
	Castellum AB	3,596,346	100,723
	Tele2 AB Class B	6,818,427	100,156
	Industrivarden AB Class A	2,482,534	99,053
	Epiroc AB Class B	4,745,302	95,340
*	Fastighets AB Balder Class B	1,274,464	87,949
	Lifco AB Class B	2,979,528	87,389
	Industrivarden AB Class C	2,282,481	87,373
	Electrolux AB Class B	2,926,529	76,860
	Trelleborg AB Class B	3,093,160	76,462
	Lundin Energy AB	2,446,654	76,273
	Sagax AB Class B	2,164,659	75,957
	Husqvarna AB Class B	5,424,721	75,912
	Securitas AB Class B	4,049,628	71,409
	Investment AB Latour Class B	1,812,085	70,820
[3]	Dometic Group AB	4,112,603	69,805
[3]	Thule Group AB	1,355,171	68,421
	Elekta AB Class B	4,607,927	67,255
	L E Lundbergforetagen AB Class B	935,296	66,741
	Holmen AB Class B	1,261,641	66,415
	Beijer Ref AB Class B	3,112,797	65,731
	Samhallsbyggnadsbolaget i Norden AB Ordinary Shares	12,239,289	61,318
	Fabege AB	3,489,704	60,432
	AAK AB	2,227,889	53,112
*	Nordic Entertainment Group AB Class B	959,933	51,261
	BillerudKorsnas AB	2,366,592	51,195
	Avanza Bank Holding AB	1,564,607	50,676
	AddTech AB Class B	2,417,063	50,293
	Vitrolife AB	859,766	48,994
	ICA Gruppen AB	990,456	48,963
*	Swedish Orphan Biovitrum AB	2,307,091	45,088
	Hexpol AB	3,205,474	43,642
	AFRY AB	1,274,434	43,431

		Shares	Market Value ($000)
[3]	Bravida Holding AB	2,767,054	42,813
	Wihlborgs Fastigheter AB	1,795,731	41,838
	Sweco AB Class B	2,550,263	40,781
*	SSAB AB Class B	7,621,116	38,958
	Axfood AB	1,380,025	37,353
	Wallenstam AB Class B	2,193,360	36,831
	Saab AB Class B	1,211,780	36,769
	Bure Equity AB	680,210	36,698
	Kungsleden AB	2,707,042	36,548
	Arjo AB Class B	2,825,485	35,691
	Nyfosa AB	2,237,764	34,626
	JM AB	942,487	33,258
	Loomis AB Class B	985,882	33,057
	Nordnet AB publ	2,039,180	32,880
	Peab AB Class B	2,697,212	31,454
	Intrum AB	1,002,260	31,055
	Instalco AB	553,770	29,821
	MIPS AB	277,785	29,334
	Hufvudstaden AB Class A	1,517,394	27,736
*	Sectra AB Class B	328,092	26,144
	Mycronic AB	889,363	26,119
	Lindab International AB	874,340	25,518
	Nolato AB Class B	2,089,180	23,190
	NCC AB Class B	1,299,547	23,092
	Corem Property Group AB Class B	8,874,801	22,542
*	Electrolux Professional AB Class B	2,997,436	22,281
*	SSAB AB Class A	3,767,198	21,514
*,1	CELLINK AB Class B	318,233	20,777
	Catena AB	335,887	20,141
	Bilia AB Class A	935,405	20,071
*	Pandox AB Class B	1,157,293	19,365
*,3	Boozt AB	877,074	18,900
*	Modern Times Group MTG AB Class B	1,291,832	18,352
	Ratos AB Class B	2,530,800	17,939
	Medicover AB Class B	577,326	16,768
	Granges AB	1,228,967	16,243
	Volvo AB Class A	649,189	15,785
*,1	BHG Group AB	1,013,069	15,626
	Biotage AB	539,711	15,441
	Atrium Ljungberg AB Class B	588,889	14,416
[3]	Munters Group AB	1,538,119	14,098
*	Betsson AB Class B	1,568,136	12,621
	Svenska Handelsbanken AB Class B	975,769	11,725
	Nobia AB	1,405,574	11,521
*,1	SAS AB	45,224,923	11,018
	Concentric AB	465,602	10,714
	Bonava AB Class B	990,166	10,590
*	VNV Global AB	860,099	10,384
[3]	Resurs Holding AB	2,032,763	9,805
	Adapteo OYJ	479,972	9,217
*	SkiStar AB	475,125	8,878
	Investment AB Oresund	422,877	8,583
	Vitec Software Group AB Class B	170,116	8,446
	Troax Group AB	229,877	8,322
	Cloetta AB Class B	2,437,632	7,911
*	Mekonomen AB	493,651	7,896
	INVISIO AB	371,420	7,689
*,1,3	Scandic Hotels Group AB	1,876,660	7,645

		Shares	Market Value ($000)
*,1	Hansa Biopharma AB	561,532	7,498
	Platzer Fastigheter Holding AB Class B	394,862	7,377
*,3	Attendo AB	1,245,030	6,093
	Corem Property Group AB Preference Shares	138,518	5,294
*,1	Clas Ohlson AB Class B	488,300	5,009
	Sagax AB	1,221,470	4,862
*	Collector AB	923,156	3,849
	Samhallsbyggnadsbolaget i Norden AB	977,107	3,477
	Telefonaktiebolaget LM Ericsson Class A	295,907	3,445
*,1,3	Oncopeptides AB	585,005	2,918
*	Camurus AB	93,723	1,990
	HMS Networks AB	32,984	1,548
*	Karo Pharma AB	216,911	1,378
	NCC AB Class A	58,909	1,056
	Skandinaviska Enskilda Banken AB Class C	67,449	913
	Bonava AB	73,624	786
	Dios Fastigheter AB	66,708	757
	Fagerhult AB	78,679	724
	Svenska Cellulosa AB SCA Class A	35,626	671
	SKF AB Class A	21,437	570
*	Annehem Fastigheter AB Class B	79,935	330
*,2	OW Bunker A/S	129,331	—
			10,720,207
Switzerland (5.5%)
	Nestle SA (Registered)	35,895,323	4,545,413
	Roche Holding AG	8,678,681	3,352,680
	Novartis AG (Registered)	26,981,784	2,495,233
	Cie Financiere Richemont SA (Registered)	6,496,978	831,413
	ABB Ltd. (Registered)	21,531,595	787,160
	Zurich Insurance Group AG	1,889,299	761,718
	Lonza Group AG (Registered)	943,973	735,002
	Sika AG (Registered)	1,800,010	634,091
	Givaudan SA (Registered)	117,301	585,478
	Partners Group Holding AG	283,906	485,015
	Alcon Inc.	5,850,584	425,917
	Geberit AG (Registered)	444,965	365,351
	Swiss Re AG	3,665,831	332,346
	Credit Suisse Group AG (Registered)	30,510,680	306,306
*	Holcim Ltd.	5,098,494	298,880
	Sonova Holding AG (Registered)	675,832	265,355
	SGS SA (Registered)	74,621	241,524
	Straumann Holding AG (Registered)	127,941	237,205
	Kuehne + Nagel International AG (Registered)	639,314	215,662
	Logitech International SA (Registered)	1,881,698	206,741
	Swiss Life Holding AG (Registered)	400,219	206,434
	Roche Holding AG (Bearer)	472,667	202,881
	Swisscom AG (Registered)	320,548	192,650
	Julius Baer Group Ltd.	2,741,353	180,935
	Schindler Holding AG	533,679	172,771
	Chocoladefabriken Lindt & Spruengli AG (Registered)	1,404	162,636
	Chocoladefabriken Lindt & Spruengli AG	12,212	136,783
[3]	VAT Group AG	327,996	128,756
	Swatch Group AG	379,419	126,568

		Shares	Market Value ($000)
*	SIG Combibloc Group AG	4,273,512	126,093
	Temenos AG (Registered)	776,649	123,370
	Adecco Group AG (Registered)	1,958,319	117,276
	Barry Callebaut AG (Registered)	45,203	114,592
	Swiss Prime Site AG (Registered)	978,830	104,229
	EMS-Chemie Holding AG (Registered)	90,402	100,216
	Baloise Holding AG (Registered)	584,171	92,107
	Vifor Pharma AG	652,464	91,248
	Tecan Group AG (Registered)	152,224	87,783
	Georg Fischer AG (Registered)	52,560	85,066
*	Holcim Ltd. (XPAR)	1,401,544	81,985
	PSP Swiss Property AG (Registered)	538,884	72,926
	Schindler Holding AG (Registered)	225,346	70,218
	Belimo Holding AG (Registered)	118,777	61,345
*	ams AG	3,137,087	59,946
*	Clariant AG (Registered)	2,874,066	59,791
*	Siegfried Holding AG (Registered)	52,055	52,674
	Helvetia Holding AG (Registered)	451,054	49,059
[3]	Galenica AG	631,109	47,909
	Bachem Holding AG (Registered) Class B	71,449	47,307
	Bucher Industries AG (Registered)	84,851	47,221
	Allreal Holding AG (Registered)	196,950	40,730
	DKSH Holding AG	472,817	39,970
*	Flughafen Zurich AG (Registered)	247,736	39,808
	Cembra Money Bank AG	378,374	39,307
*,1	Dufry AG (Registered)	688,299	36,416
*,1	Idorsia Ltd.	1,472,299	36,369
*	Zur Rose Group AG	95,602	35,548
	Daetwyler Holding AG	96,956	35,198
	Banque Cantonale Vaudoise (Registered)	383,373	34,224
	Sulzer AG (Registered)	231,759	34,008
*	Mobimo Holding AG (Registered)	98,560	33,813
	Interroll Holding AG (Registered)	7,279	33,273
	SFS Group AG	222,914	33,235
	Comet Holding AG (Registered)	101,323	33,178
	Vontobel Holding AG (Registered)	375,694	33,126
*	Softwareone Holding AG	1,289,794	33,103
	Inficon Holding AG (Registered)	26,584	32,027
	Swatch Group AG (Registered)	486,206	31,576
	OC Oerlikon Corp. AG (Registered)	2,558,178	28,957
	Forbo Holding AG (Registered)	13,396	28,672
	dormakaba Holding AG	40,595	28,083
	Emmi AG (Registered)	25,410	27,979
[1]	Stadler Rail AG	632,735	27,770
	BKW AG	237,725	26,187
*	Landis+Gyr Group AG	315,657	24,984
	Bystronic AG	16,152	22,225
	Kardex Holding AG (Registered)	82,601	22,216
	Swissquote Group Holding SA (Registered)	130,064	20,653
	Valiant Holding AG (Registered)	197,731	20,564
	Huber + Suhner AG (Registered)	233,681	19,874
	Schweiter Technologies AG	12,296	19,248
*	Aryzta AG (XSWX)	11,326,675	15,078
*,1	Komax Holding AG (Registered)	49,774	14,624
	Burckhardt Compression Holding AG	37,141	14,572
	LEM Holding SA (Registered)	5,748	14,368
	Bossard Holding AG (Registered) Class A	44,152	14,302

		Shares	Market Value ($000)
	VZ Holding AG	153,594	13,841
	St. Galler Kantonalbank AG (Registered)	29,693	13,809
*	ALSO Holding AG (Registered)	38,405	11,816
	Zehnder Group AG	111,119	11,804
*,3	Medacta Group SA	79,874	11,342
*	Valora Holding AG (Registered)	46,892	10,616
	Vetropack Holding AG (Registered)	153,127	10,120
	Leonteq AG	155,318	9,854
	Arbonia AG	502,496	9,540
*	Rieter Holding AG (Registered)	37,336	8,780
	Intershop Holding AG	12,336	8,508
*,1	COSMO Pharmaceuticals NV	90,511	8,493
*	Autoneum Holding AG	43,951	8,439
*	Bobst Group SA (Registered)	97,017	8,332
*	u-blox Holding AG	102,938	8,122
*,1	Basilea Pharmaceutica AG (Registered)	155,160	7,948
*	Ascom Holding AG (Registered)	425,921	7,305
*	EFG International AG	844,932	6,864
	Bell Food Group AG (Registered)	20,017	6,158
*	Implenia AG (Registered)	206,011	5,469
[1]	Ypsomed Holding AG (Registered)	33,928	5,394
*	GAM Holding AG	1,996,833	4,320
	VP Bank AG Class A	34,189	4,068
	Hiag Immobilien Holding AG	30,264	3,425
*	APG SGA SA	9,104	2,236
*	Meyer Burger Technology AG	3,083,274	1,596
*,2	Aryzta AG (XDUB)	809,932	682
*	Swiss Steel Holding AG	207,170	103
			22,545,514
Taiwan (4.6%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	306,089,748	6,397,123
	MediaTek Inc.	18,866,239	616,885
	Hon Hai Precision Industry Co. Ltd.	152,180,135	601,374
	Delta Electronics Inc.	27,561,649	283,994
	United Microelectronics Corp.	134,493,905	281,247
	Fubon Financial Holding Co. Ltd.	93,546,092	251,467
	Nan Ya Plastics Corp.	72,161,133	225,205
	Formosa Plastics Corp.	62,105,724	222,156
	Cathay Financial Holding Co. Ltd.	105,299,283	204,945
*	China Steel Corp.	156,637,247	204,282
	ASE Technology Holding Co. Ltd.	43,630,461	191,989
*	CTBC Financial Holding Co. Ltd.	232,655,922	190,523
*	Chunghwa Telecom Co. Ltd.	42,536,198	175,524
	Mega Financial Holding Co. Ltd.	139,958,675	165,762
	Uni-President Enterprises Corp.	61,529,979	161,371
*	Evergreen Marine Corp. Taiwan Ltd.	33,192,779	157,866
*	E.Sun Financial Holding Co. Ltd.	154,343,415	146,386
	Largan Precision Co. Ltd.	1,308,346	137,679
	Yuanta Financial Holding Co. Ltd.	149,602,008	136,064
*	Chailease Holding Co. Ltd.	16,258,701	134,925
*	Novatek Microelectronics Corp.	7,267,121	133,681
	Formosa Chemicals & Fibre Corp.	44,021,437	129,629
	Realtek Semiconductor Corp.	6,045,988	127,654
	Taiwan Cement Corp.	66,797,206	125,974
*	Yageo Corp.	5,793,451	116,835
*	Asustek Computer Inc.	9,021,511	113,424
	First Financial Holding Co. Ltd.	131,011,430	106,644

		Shares	Market Value ($000)
	Silergy Corp.	780,661	105,924
	Taiwan Cooperative Financial Holding Co. Ltd.	125,621,312	98,203
	Quanta Computer Inc.	34,252,648	94,885
*	China Development Financial Holding Corp.	177,489,938	89,716
	Hotai Motor Co. Ltd.	4,063,625	86,021
	Hua Nan Financial Holdings Co. Ltd.	124,423,305	85,974
*	Unimicron Technology Corp.	16,359,661	85,958
	Globalwafers Co. Ltd.	2,703,436	82,139
	Taishin Financial Holding Co. Ltd.	133,841,519	81,217
*	Yang Ming Marine Transport Corp.	19,160,962	80,736
*	Accton Technology Corp.	6,766,436	79,213
*	Taiwan Mobile Co. Ltd.	21,083,541	78,456
	Wan Hai Lines Ltd.	9,263,127	74,355
	President Chain Store Corp.	7,173,379	72,052
	Innolux Corp.	106,086,515	71,200
	Advantech Co. Ltd.	5,298,894	69,162
*	SinoPac Financial Holdings Co. Ltd.	135,751,200	68,341
	Shanghai Commercial & Savings Bank Ltd.	42,756,560	63,958
	Win Semiconductors Corp.	5,136,163	63,738
	Pegatron Corp.	26,345,541	63,514
	Lite-On Technology Corp.	27,366,809	62,901
	Catcher Technology Co. Ltd.	9,471,062	62,783
	Airtac International Group	1,886,766	60,972
	Formosa Petrochemical Corp.	17,477,003	60,896
	AU Optronics Corp.	76,440,874	56,661
*	Asia Cement Corp.	30,224,955	56,106
*	Eclat Textile Co. Ltd.	2,556,128	55,808
	Parade Technologies Ltd.	887,732	54,512
	Far Eastern New Century Corp.	50,896,493	53,936
	Chang Hwa Commercial Bank Ltd.	85,328,629	50,567
	Shin Kong Financial Holding Co. Ltd.	152,731,951	50,144
*	Vanguard International Semiconductor Corp.	11,622,461	48,155
	Feng TAY Enterprise Co. Ltd.	5,769,873	47,738
	Micro-Star International Co. Ltd.	8,860,460	47,073
	Sino-American Silicon Products Inc.	6,786,540	46,036
	Winbond Electronics Corp.	37,253,469	45,950
	Far EasTone Telecommunications Co. Ltd.	20,851,902	45,193
	Walsin Technology Corp.	6,159,615	44,359
	Giant Manufacturing Co. Ltd.	3,832,958	44,142
	Pou Chen Corp.	34,557,366	43,707
	Compal Electronics Inc.	53,641,652	41,493
*	Walsin Lihwa Corp.	40,232,176	41,202
	momo.com Inc.	737,841	41,199
	eMemory Technology Inc.	874,253	41,120
	Hiwin Technologies Corp.	3,467,455	39,896
*	Nan Ya Printed Circuit Board Corp.	2,698,556	38,559
	Merida Industry Co. Ltd.	3,148,004	37,808
*	WPG Holdings Ltd.	19,334,420	37,797
*	Cheng Shin Rubber Industry Co. Ltd.	24,328,063	37,599
	Powertech Technology Inc.	9,191,231	36,422
	Wistron Corp.	36,615,524	36,411
	Wiwynn Corp.	1,083,000	36,411
	Acer Inc.	36,964,771	36,086
	Chroma ATE Inc.	5,052,121	35,589

		Shares	Market Value ($000)
*	Phison Electronics Corp.	2,062,894	35,254
	ASPEED Technology Inc.	433,873	34,943
	E Ink Holdings Inc.	12,054,378	34,859
	ASMedia Technology Inc.	489,775	34,472
*	Macronix International Co. Ltd.	22,849,546	34,148
	Inventec Corp.	40,133,836	33,722
	Synnex Technology International Corp.	17,424,184	33,094
	Voltronic Power Technology Corp.	669,425	32,618
	Ruentex Development Co. Ltd.	14,449,417	32,311
*	TA Chen Stainless Pipe	17,070,620	31,913
	Foxconn Technology Co. Ltd.	14,362,233	31,770
	Elite Material Co. Ltd.	3,827,298	30,951
	Nien Made Enterprise Co. Ltd.	1,826,202	30,661
*	Simplo Technology Co. Ltd.	2,298,139	30,401
	Zhen Ding Technology Holding Ltd.	8,072,214	30,267
[1]	United Microelectronics Corp. ADR	2,761,475	29,078
*	Taiwan High Speed Rail Corp.	26,098,487	28,368
	Tripod Technology Corp.	6,475,270	27,844
	Taiwan Glass Industry Corp.	20,259,615	27,803
*	Nanya Technology Corp.	10,350,186	26,928
	Teco Electric & Machinery Co. Ltd.	23,804,034	26,492
*	Oneness Biotech Co. Ltd.	3,727,000	25,749
*	China Life Insurance Co. Ltd.	27,132,041	25,586
	ENNOSTAR Inc.	8,600,763	25,316
[1]	AU Optronics Corp. ADR	3,392,329	25,035
	Elan Microelectronics Corp.	3,801,344	24,702
*	Chunghwa Telecom Co. Ltd. ADR	595,006	24,669
*	FocalTech Systems Co. Ltd.	2,421,403	24,177
*	King Yuan Electronics Co. Ltd.	14,479,721	24,138
	Kinsus Interconnect Technology Corp.	3,642,758	24,123
*	Sinbon Electronics Co. Ltd.	2,788,391	23,986
	Chicony Electronics Co. Ltd.	8,304,280	23,957
	Highwealth Construction Corp.	13,541,803	23,785
*	Taiwan Business Bank	69,904,023	23,723
	Gigabyte Technology Co. Ltd.	6,537,160	23,488
	Makalot Industrial Co. Ltd.	2,713,187	23,094
	YFY Inc.	16,098,047	22,944
	Lien Hwa Industrial Holdings Corp.	11,952,402	22,449
	Compeq Manufacturing Co. Ltd.	14,584,494	22,406
*	Poya International Co. Ltd.	1,027,465	21,969
	Radiant Opto-Electronics Corp.	5,731,517	21,671
	Taiwan Fertilizer Co. Ltd.	10,098,225	21,643
	Chipbond Technology Corp.	8,028,255	21,576
	ITEQ Corp.	4,313,029	21,224
*	China Airlines Ltd.	33,754,442	20,858
	Eva Airways Corp.	31,344,943	20,480
*	HannStar Display Corp.	29,982,793	20,467
	International Games System Co. Ltd.	649,763	20,277
	Genius Electronic Optical Co. Ltd.	1,077,565	20,092
*	Cheng Loong Corp.	13,185,761	19,901
*	Yieh Phui Enterprise Co. Ltd.	15,712,938	19,839
	Nantex Industry Co. Ltd.	4,483,409	19,755
*	Elite Semiconductor Microelectronics Technology Inc.	3,028,717	19,702
	AP Memory Technology Corp.	744,073	19,601
	Alchip Technologies Ltd.	852,520	19,398
	China Petrochemical Development Corp.	41,035,290	19,367
	Qisda Corp.	17,916,660	18,980

		Shares	Market Value ($000)
*	Lotes Co. Ltd.	924,038	18,925
*	Chung Hung Steel Corp.	10,708,000	18,817
	Sitronix Technology Corp.	1,361,567	18,805
*	FLEXium Interconnect Inc.	4,013,334	18,738
	IBF Financial Holdings Co. Ltd.	31,712,691	18,672
*	Ruentex Industries Ltd.	5,313,063	18,650
	Tung Ho Steel Enterprise Corp.	11,096,567	18,572
	Great Wall Enterprise Co. Ltd.	8,518,544	18,327
*	Medigen Vaccine Biologics Corp.	1,840,606	18,274
	Eternal Materials Co. Ltd.	12,711,248	17,660
	Global Unichip Corp.	1,176,525	17,436
*	Taiwan Surface Mounting Technology Corp.	3,841,113	17,251
	Fitipower Integrated Technology Inc.	1,695,000	17,113
	Wisdom Marine Lines Co. Ltd.	6,051,487	16,937
*	Tong Hsing Electronic Industries Ltd.	1,923,876	16,893
	King's Town Bank Co. Ltd.	11,649,696	16,843
*	Wafer Works Corp.	6,694,685	16,773
*	ChipMOS Technologies Inc.	8,685,348	16,645
	Taichung Commercial Bank Co. Ltd.	38,409,563	16,357
*	TXC Corp.	3,704,090	15,976
	TCI Co. Ltd.	1,355,788	15,862
*	Pan Jit International Inc.	4,167,398	15,396
	United Integrated Services Co. Ltd.	2,186,603	15,331
	Capital Securities Corp.	25,160,508	14,434
*	Formosa Taffeta Co. Ltd.	12,065,498	14,057
	Bizlink Holding Inc.	1,510,556	13,946
*	HTC Corp.	9,876,079	13,912
	U-Ming Marine Transport Corp.	6,012,610	13,500
*	Sigurd Microelectronics Corp.	5,804,585	13,357
*	Visual Photonics Epitaxy Co. Ltd.	2,674,609	13,125
	Shinkong Synthetic Fibers Corp.	17,815,312	13,121
	Jentech Precision Industrial Co. Ltd.	1,103,948	12,989
*	Episil Holdings Inc.	3,516,000	12,949
	Taiwan Union Technology Corp.	3,095,239	12,918
	Taiwan Paiho Ltd.	3,876,592	12,887
	Faraday Technology Corp.	3,182,786	12,885
	Mitac Holdings Corp.	12,514,570	12,747
	USI Corp.	10,839,641	12,743
	Nan Kang Rubber Tire Co. Ltd.	8,810,745	12,549
*	XinTec Inc.	2,060,714	12,432
	WT Microelectronics Co. Ltd.	5,568,486	12,396
*	Ardentec Corp.	5,798,391	12,317
	Tainan Spinning Co. Ltd.	14,156,940	12,304
	Everlight Electronics Co. Ltd.	5,464,687	12,285
*	Gold Circuit Electronics Ltd.	4,769,941	12,258
	International CSRC Investment Holdings Co.	12,668,159	12,172
	Greatek Electronics Inc.	3,531,961	12,065
	Goldsun Building Materials Co. Ltd.	14,661,982	11,923
	Longchen Paper & Packaging Co. Ltd.	11,728,331	11,902
*,2	United Renewable Energy Co. Ltd.	26,941,363	11,823
*	Grand Pacific Petrochemical	11,244,283	11,755
	Advanced Ceramic X Corp.	700,971	11,687
	Standard Foods Corp.	6,083,849	11,433
	Yulon Finance Corp.	1,934,361	11,426
*	Yulon Motor Co. Ltd.	7,948,574	11,379
	General Interface Solution Holding Ltd.	2,711,276	11,349

		Shares	Market Value ($000)
	Advanced Wireless Semiconductor Co.	1,904,030	11,226
	Supreme Electronics Co. Ltd.	6,991,259	11,104
*	CTCI Corp.	7,986,642	10,935
	Far Eastern Department Stores Ltd.	13,347,887	10,893
	Kenda Rubber Industrial Co. Ltd.	7,984,000	10,885
	King Slide Works Co. Ltd.	814,930	10,862
	Holtek Semiconductor Inc.	2,227,952	10,772
*	Fusheng Precision Co. Ltd.	1,389,000	10,767
*	Hota Industrial Manufacturing Co. Ltd.	3,074,801	10,750
*	ADATA Technology Co. Ltd.	2,709,467	10,612
	UPC Technology Corp.	10,695,277	10,186
*	Primax Electronics Ltd.	4,613,882	10,174
	Wistron NeWeb Corp.	3,776,164	10,053
	Topco Scientific Co. Ltd.	2,161,260	10,033
	Merry Electronics Co. Ltd.	2,505,144	9,984
	Far Eastern International Bank	25,929,011	9,979
*	SDI Corp.	1,923,876	9,931
	Coretronic Corp.	5,030,212	9,930
	Pixart Imaging Inc.	1,418,804	9,897
*	RDC Semiconductor Co. Ltd.	657,000	9,875
*	Chilisin Electronics Corp.	2,560,701	9,855
*	RichWave Technology Corp.	683,000	9,828
	Sensortek Technology Corp.	330,000	9,824
	Huaku Development Co. Ltd.	3,182,856	9,677
	Taiwan Hon Chuan Enterprise Co. Ltd.	3,459,133	9,675
*	Global Mixed Mode Technology Inc.	986,342	9,651
	Chung-Hsin Electric & Machinery Manufacturing Corp.	5,305,593	9,613
*	Microbio Co. Ltd.	4,692,488	9,608
*	Asia Optical Co. Inc.	3,076,519	9,475
*	TSRC Corp.	8,695,009	9,454
	President Securities Corp.	9,715,087	9,405
	Getac Technology Corp.	4,616,752	9,287
*	Center Laboratories Inc.	3,680,341	9,250
	Taiwan Secom Co. Ltd.	2,747,466	9,242
	Transcend Information Inc.	3,601,325	9,035
*	Grape King Bio Ltd.	1,476,683	9,006
	Solar Applied Materials Technology Corp.	5,317,689	8,970
	Asia Vital Components Co. Ltd.	3,316,644	8,964
*	Foxsemicon Integrated Technology Inc.	1,042,131	8,739
*	ITE Technology Inc.	1,889,399	8,569
	Kinpo Electronics	18,342,193	8,429
	Charoen Pokphand Enterprise	2,989,431	8,403
*	Via Technologies Inc.	4,307,909	8,367
	Arcadyan Technology Corp.	2,377,082	8,304
*	Hsin Kuang Steel Co. Ltd.	3,036,403	8,255
	Century Iron & Steel Industrial Co. Ltd.	1,870,000	8,162
*	Taiwan Semiconductor Co. Ltd.	2,811,342	8,103
*	Sunplus Technology Co. Ltd.	5,132,752	8,044
	St. Shine Optical Co. Ltd.	582,727	8,019
*	LandMark Optoelectronics Corp.	943,155	8,008
*	China General Plastics Corp.	5,495,807	7,818
	Pegavision Corp.	486,000	7,808
	Andes Technology Corp.	377,000	7,773
*	Sonix Technology Co. Ltd.	2,005,316	7,740
	Thinking Electronic Industrial Co. Ltd.	977,000	7,736
	China Motor Corp.	3,253,222	7,729
	Holy Stone Enterprise Co. Ltd.	1,719,126	7,712

		Shares	Market Value ($000)
	Universal Vision Biotechnology Co. Ltd.	601,000	7,699
	Run Long Construction Co. Ltd.	3,530,738	7,671
*	Adimmune Corp.	4,314,575	7,636
*	Hannstar Board Corp.	4,438,657	7,546
	Tong Yang Industry Co. Ltd.	5,775,142	7,544
	Clevo Co.	7,058,551	7,502
	Cheng Uei Precision Industry Co. Ltd.	5,170,595	7,492
	Dynapack International Technology Corp.	2,056,479	7,485
	Pan-International Industrial Corp.	4,879,613	7,344
	TPK Holding Co. Ltd.	4,771,313	7,341
	Shin Zu Shing Co. Ltd.	1,889,166	7,248
*	Oriental Union Chemical Corp.	9,011,474	7,242
*	TTY Biopharm Co. Ltd.	2,513,457	7,231
	Innodisk Corp.	827,680	7,122
	Evergreen International Storage & Transport Corp.	6,149,793	7,102
*	Kindom Development Co. Ltd.	4,578,955	7,063
*	Sanyang Motor Co. Ltd.	6,825,689	7,032
	Lotus Pharmaceutical Co. Ltd.	1,337,189	7,014
	Gudeng Precision Industrial Co. Ltd.	727,054	6,998
*	YC INOX Co. Ltd.	4,450,055	6,923
*	Co-Tech Development Corp.	2,438,000	6,920
	Chong Hong Construction Co. Ltd.	2,392,790	6,869
*	PharmaEssentia Corp.	2,091,748	6,743
*	Tung Thih Electronic Co. Ltd.	782,118	6,734
*	Hotai Finance Co. Ltd.	2,177,000	6,705
	Sercomm Corp.	2,864,250	6,667
	Career Technology MFG. Co. Ltd.	6,212,395	6,533
	Chang Wah Electromaterials Inc.	4,770,000	6,429
*	China Man-Made Fiber Corp.	16,493,497	6,422
*	Cub Elecparts Inc.	1,008,865	6,371
*	China Steel Chemical Corp.	1,598,245	6,354
*	Nichidenbo Corp.	3,112,000	6,351
	Ennoconn Corp.	777,668	6,251
	Orient Semiconductor Electronics Ltd.	6,328,208	6,147
	Sunny Friend Environmental Technology Co. Ltd.	842,798	6,135
	Fittech Co. Ltd.	818,890	6,125
*	OBI Pharma Inc.	1,572,745	6,108
	PChome Online Inc.	1,293,661	6,087
*	Asia Polymer Corp.	4,736,789	6,031
*	Ta Ya Electric Wire & Cable	6,081,981	5,946
	Unitech Printed Circuit Board Corp.	7,947,956	5,939
	TaiDoc Technology Corp.	772,645	5,910
*	Chunghwa Precision Test Tech Co. Ltd.	243,368	5,831
*	Cathay Real Estate Development Co. Ltd.	7,694,505	5,755
*	TaiMed Biologics Inc.	2,549,087	5,737
	Hu Lane Associate Inc.	1,165,482	5,665
	BES Engineering Corp.	18,071,754	5,642
	Silicon Integrated Systems Corp.	6,077,628	5,611
*	Taiwan TEA Corp.	7,533,399	5,568
	Gourmet Master Co. Ltd.	1,044,237	5,495
*	Federal Corp.	5,310,195	5,467
	AcBel Polytech Inc.	5,565,994	5,384
*	AURAS Technology Co. Ltd.	840,000	5,376
	Taiwan PCB Techvest Co. Ltd.	3,224,549	5,367
*	Sporton International Inc.	619,174	5,359

		Shares	Market Value ($000)
	Weltrend Semiconductor	1,903,182	5,329
	Formosa Sumco Technology Corp.	789,000	5,327
	Farglory Land Development Co. Ltd.	2,656,158	5,324
	D-Link Corp.	7,613,679	5,290
*	TSEC Corp.	4,511,000	5,280
*	CSBC Corp. Taiwan	6,116,860	5,277
*	Wah Lee Industrial Corp.	1,632,126	5,194
*	Kaimei Electronic Corp.	1,409,000	5,191
*	AmTRAN Technology Co. Ltd.	8,419,832	5,165
	Chlitina Holding Ltd.	703,977	5,163
*	Mercuries Life Insurance Co. Ltd.	15,611,250	5,161
	KMC Kuei Meng International Inc.	592,000	5,105
*	Taiflex Scientific Co. Ltd.	2,552,994	5,091
*	Ton Yi Industrial Corp.	9,530,324	5,080
	Systex Corp.	1,608,140	5,041
	Fulgent Sun International Holding Co. Ltd.	1,498,744	4,982
*	Asia Pacific Telecom Co. Ltd.	17,196,002	4,951
	Cleanaway Co. Ltd.	811,359	4,877
*	Ho Tung Chemical Corp.	12,080,141	4,867
*	Gemtek Technology Corp.	4,126,668	4,859
	Sincere Navigation Corp.	3,524,309	4,851
*	Taiwan Cogeneration Corp.	3,501,754	4,805
*	Etron Technology Inc.	2,706,651	4,796
	Ginko International Co. Ltd.	590,569	4,786
	OptoTech Corp.	4,144,266	4,751
	Chicony Power Technology Co. Ltd.	1,903,000	4,729
	Gloria Material Technology Corp.	4,801,126	4,686
*	Unizyx Holding Corp.	4,748,555	4,652
	Rexon Industrial Corp. Ltd.	1,678,000	4,643
*	Phihong Technology Co. Ltd.	3,324,679	4,542
*	Chin-Poon Industrial Co. Ltd.	3,883,799	4,490
*	Darfon Electronics Corp.	2,655,164	4,478
	Test Research Inc.	2,169,878	4,476
	Egis Technology Inc.	822,582	4,470
	Taiwan Styrene Monomer	6,364,977	4,457
*	CMC Magnetics Corp.	12,366,610	4,339
*	Prince Housing & Development Corp.	9,812,870	4,199
*	Formosa International Hotels Corp.	776,756	4,196
	Soft-World International Corp.	1,118,372	4,157
*	Lingsen Precision Industries Ltd.	4,319,421	4,146
*	Lealea Enterprise Co. Ltd.	9,738,771	4,118
*	Chung Hwa Pulp Corp.	4,496,818	4,114
	China Metal Products	3,448,113	4,096
*	ScinoPharm Taiwan Ltd.	4,340,946	4,010
	Xxentria Technology Materials Corp.	1,544,444	3,986
	Machvision Inc.	426,775	3,983
*	Wowprime Corp.	697,817	3,977
*	Elite Advanced Laser Corp.	1,811,862	3,968
	Taiwan FamilyMart Co. Ltd.	408,073	3,929
*	Wei Chuan Foods Corp.	5,095,507	3,914
*	Motech Industries Inc.	3,234,214	3,728
*	Dynamic Electronics Co. Ltd.	4,668,365	3,692
	Johnson Health Tech Co. Ltd.	1,351,092	3,677
*	Alpha Networks Inc.	3,637,750	3,672
	TA-I Technology Co. Ltd.	1,490,535	3,658
	Altek Corp.	2,514,823	3,640
*	Global Brands Manufacture Ltd.	2,843,999	3,625

		Shares	Market Value ($000)
*	Nidec Chaun-Choung Technology Corp.	491,645	3,621
	Speed Tech Corp.	1,274,000	3,552
*	Lung Yen Life Service Corp.	2,027,221	3,513
*	Gigasolar Materials Corp.	415,250	3,421
*	Hung Sheng Construction Ltd.	4,538,107	3,386
	Dyaco International Inc.	1,140,000	3,370
	Advanced International Multitech Co. Ltd.	1,249,115	3,368
	Mercuries & Associates Holding Ltd.	3,988,546	3,320
*	Chief Telecom Inc.	309,000	3,308
*	Radium Life Tech Co. Ltd.	8,145,715	3,270
*	Sampo Corp.	2,982,497	3,232
	Apex International Co. Ltd.	1,556,000	3,222
	CyberTAN Technology Inc.	4,601,006	3,216
*	Swancor Holding Co. Ltd.	857,426	3,199
*	Li Peng Enterprise Co. Ltd.	7,797,714	3,181
*	Topkey Corp.	593,000	3,164
	Everlight Chemical Industrial Corp.	4,494,329	3,140
*	Shining Building Business Co. Ltd.	7,324,769	3,097
*	Syncmold Enterprise Corp.	1,052,099	3,094
*	YungShin Global Holding Corp.	1,930,434	3,055
*	Savior Lifetec Corp.	3,362,000	3,030
*	Medigen Biotechnology Corp.	1,297,797	2,982
	Kung Long Batteries Industrial Co. Ltd.	521,932	2,924
	Kinik Co.	1,252,479	2,899
	HannsTouch Solution Inc.	5,980,304	2,890
*	Gigastorage Corp.	3,014,939	2,844
*	Zeng Hsing Industrial Co. Ltd.	484,619	2,827
	Tyntek Corp.	3,019,095	2,817
*	Adlink Technology Inc.	1,207,484	2,810
*	WUS Printed Circuit Co. Ltd.	2,608,785	2,799
*	Quanta Storage Inc.	2,042,136	2,771
*	Chia Hsin Cement Corp.	3,430,000	2,763
	Firich Enterprises Co. Ltd.	2,384,719	2,712
	Namchow Holdings Co. Ltd.	1,490,971	2,695
*	Taigen Biopharmaceuticals Holdings Ltd.	4,042,526	2,694
	Test Rite International Co. Ltd.	2,983,824	2,689
*	Ritek Corp.	7,845,658	2,683
*	Nan Liu Enterprise Co. Ltd.	556,000	2,634
*	Depo Auto Parts Ind Co. Ltd.	1,169,025	2,561
*	Roo Hsing Co. Ltd.	7,988,144	2,531
	Concraft Holding Co. Ltd.	978,773	2,491
*	GeneReach Biotechnology Corp.	564,000	2,475
*	Yeong Guan Energy Technology Group Co. Ltd.	952,217	2,418
*	Newmax Technology Co. Ltd.	1,553,000	2,411
	Yulon Nissan Motor Co. Ltd.	241,842	2,405
	Flytech Technology Co. Ltd.	958,785	2,263
*	Formosan Rubber Group Inc.	2,625,306	2,247
*	Darwin Precisions Corp.	4,662,570	2,227
	Kuo Toong International Co. Ltd.	2,541,809	2,221
*	PharmaEngine Inc.	955,477	2,190
	Sinyi Realty Inc.	2,019,300	2,186
	Aten International Co. Ltd.	717,480	2,143
	Sunonwealth Electric Machine Industry Co. Ltd.	1,346,000	2,110
	Huang Hsiang Construction Corp.	1,361,571	2,105
	Ichia Technologies Inc.	3,112,439	2,105
	IEI Integration Corp.	1,104,669	2,090

		Shares	Market Value ($000)
*	Elitegroup Computer Systems Co. Ltd.	2,678,479	2,076
	Sheng Yu Steel Co. Ltd.	1,201,000	1,978
*	Brogent Technologies Inc.	410,643	1,931
*	KEE TAI Properties Co. Ltd.	5,074,979	1,926
*	ALI Corp.	1,800,362	1,920
*	Rich Development Co. Ltd.	5,705,660	1,919
	Kuo Yang Construction Co. Ltd.	1,813,000	1,913
	Basso Industry Corp.	1,044,339	1,846
*,2	Pharmally International Holding Co. Ltd.	868,039	1,757
*	Zinwell Corp.	2,403,006	1,750
	Nan Pao Resins Chemical Co. Ltd.	326,000	1,750
	Cyberlink Corp.	622,695	1,735
	Iron Force Industrial Co. Ltd.	648,535	1,685
	Bank of Kaohsiung Co. Ltd.	4,085,529	1,653
*	Rechi Precision Co. Ltd.	2,143,896	1,551
	L&K Engineering Co. Ltd.	1,262,623	1,412
	Li Cheng Enterprise Co. Ltd.	1,732,420	1,387
*	TYC Brother Industrial Co. Ltd.	1,776,099	1,385
*	Infortrend Technology Inc.	2,074,873	1,365
	China Chemical & Pharmaceutical Co. Ltd.	1,604,766	1,353
	Posiflex Technology Inc.	473,612	1,307
*	Vivotek Inc.	451,724	1,295
*	Ability Enterprise Co. Ltd.	2,290,904	1,289
	CHC Healthcare Group	994,222	1,243
	Taiwan Mask Corp.	320,000	1,135
*	EirGenix Inc.	240,000	1,107
	Taiyen Biotech Co. Ltd.	955,580	1,097
	Senao International Co. Ltd.	952,428	1,087
	FSP Technology Inc.	719,071	1,061
	Hong Pu Real Estate Development Co. Ltd.	1,346,931	1,048
*	AGV Products Corp.	2,590,983	994
*	Globe Union Industrial Corp.	1,603,001	990
*	Taiwan Land Development Corp.	4,354,935	988
*	Tong-Tai Machine & Tool Co. Ltd.	1,479,126	941
	Acter Group Corp. Ltd.	135,760	919
	Toung Loong Textile Manufacturing	586,481	872
	First Steamship Co. Ltd.	1,348,000	821
	Chun Yuan Steel Industry Co. Ltd.	726,000	747
*	Tatung Co. Ltd.	777,300	727
*	China Electric Manufacturing Corp.	1,746,227	698
	Dimerco Express Corp.	187,000	681
*	Gamania Digital Entertainment Co. Ltd.	284,000	648
*,2	Unity Opto Technology Co. Ltd.	4,231,961	623
	Jess-Link Products Co. Ltd.	467,887	611
	Taiwan Sakura Corp.	81,000	190
*,2	Pihsiang Machinery Manufacturing Co. Ltd.	1,232,000	—
*,2	XPEC Entertainment Inc.	872,075	—
*,2	E-Ton Solar Tech Co. Ltd.	696,074	—
*,2	Green Energy Technology Inc.	2,817,405	—
*,2	GeneReach Biotechnology Corp. Rights Exp. 8/3/21	76,075	—
*,2	TYC Brother Industrial Co. Ltd. Rights Exp. 8/2/21	127,716	—
*,2	Episil Holdings Inc. Rights Exp. 8/13/21	49,875	—
*,2	Fitipower Integrated Technology Inc. Rights Exp. 8/2/21	149,648	—

		Shares	Market Value ($000)
*,2	ITEQ Corp. Rights Exp. 8/30/21	518,148	—
*,2	Shin Kong Financial Holding Co. Ltd. Rights Exp. 8/13/21	8,601,454	—
			18,548,329
Thailand (0.6%)
	PTT PCL (Foreign)	179,029,059	189,323
	Siam Cement PCL (Foreign)	10,676,730	134,614
	CP ALL PCL (Foreign)	63,416,900	113,920
	Airports of Thailand PCL (Foreign)	60,810,955	104,638
	Siam Commercial Bank PCL (Foreign)	31,160,988	88,678
	Bangkok Dusit Medical Services PCL (Foreign)	117,040,365	80,167
	Advanced Info Service PCL (Foreign)	14,268,737	77,960
	Kasikornbank PCL (Foreign)	19,896,435	62,308
	Delta Electronics Thailand PCL (Foreign)	3,233,889	57,607
	Gulf Energy Development PCL (Foreign)	51,025,948	52,082
	Intouch Holdings PCL (Foreign)	26,520,305	52,058
*	Minor International PCL (Foreign)	56,955,652	51,517
	PTT Exploration & Production PCL (Foreign)	16,404,556	51,378
	Central Pattana PCL (Foreign)	33,424,430	47,885
	Com7 PCL (Foreign)	24,248,891	47,856
	PTT Global Chemical PCL (Foreign)	26,448,806	45,698
	Energy Absolute PCL (Foreign)	21,862,740	39,671
	Charoen Pokphand Foods PCL (Foreign)	49,422,927	39,083
	Bangkok Bank PCL (Foreign)	11,405,486	35,578
	Central Retail Corp. PCL (Foreign)	34,769,693	32,827
	SCG Packaging PCL (Foreign)	15,197,600	32,028
	Home Product Center PCL (Foreign)	77,747,074	31,498
[1]	Krungthai Card PCL (Foreign)	15,425,735	29,001
	BTS Group Holdings PCL (Foreign)	109,934,945	28,439
	PTT Oil & Retail Business PCL (Foreign)	32,491,200	27,453
	Indorama Ventures PCL (Foreign)	24,821,652	27,415
	Thai Union Group PCL (Foreign)	40,343,365	27,265
	Bangkok Expressway & Metro PCL (Foreign)	109,017,874	25,385
	Krung Thai Bank PCL (Foreign)	78,751,411	24,179
	KCE Electronics PCL (Foreign)	9,729,200	23,269
	Land & Houses PCL (Foreign)	96,195,929	22,835
	Tisco Financial Group PCL (Foreign)	8,213,461	21,985
[1]	Banpu PCL (Foreign)	52,746,086	21,353
	Digital Telecommunications Infrastructure Fund	55,805,065	21,060
	Electricity Generating PCL (Foreign)	3,714,745	19,347
	Thai Oil PCL (Foreign)	13,890,584	18,593
	Bumrungrad Hospital PCL (Foreign)	4,920,512	17,979
[1]	Carabao Group PCL (Foreign)	4,047,285	17,860
	TMBThanachart Bank PCL (Foreign)	602,985,806	17,793
	Hana Microelectronics PCL (Foreign)	7,607,410	17,663
	Global Power Synergy PCL (Foreign)	7,542,493	17,631
	Jasmine Broadband Internet Infrastructure Fund	58,122,541	17,509
	Osotspa PCL (Foreign)	15,600,460	16,743
	Srisawad Corp. PCL (Foreign)	8,368,410	16,308
	IRPC PCL (Foreign)	147,994,943	15,846
[1]	Sri Trang Gloves Thailand PCL (Foreign)	13,367,343	15,270
	Muangthai Capital PCL (Foreign)	8,107,376	14,764
*	CPN Retail Growth Leasehold REIT	23,812,012	14,434

		Shares	Market Value ($000)
[1]	Ratch Group PCL (Foreign)	10,918,334	14,117
	Kiatnakin Phatra Bank PCL (Foreign)	8,985,271	13,936
[1]	Siam Global House PCL (Foreign)	19,947,090	13,855
	True Corp. PCL (Foreign)	137,526,032	13,478
	Sri Trang Agro-Industry PCL (Foreign)	11,157,582	12,818
	Bangkok Chain Hospital PCL (Foreign)	15,324,627	12,246
[1]	Berli Jucker PCL (Foreign)	11,815,163	12,234
	Thanachart Capital PCL (Foreign)	11,932,525	11,796
*	Asset World Corp. PCL (Foreign)	103,183,820	11,512
	Supalai PCL (Foreign)	17,440,081	11,193
	B Grimm Power PCL (Foreign)	8,846,155	10,641
[1]	WHA Corp. PCL (Foreign)	107,961,738	10,055
	Frasers Property Thailand Industrial Freehold & Leasehold REIT	23,066,222	9,678
[1]	Bangchak Corp. PCL (Foreign)	13,659,235	9,599
	Total Access Communication PCL (Foreign)	8,024,100	9,222
	Bangkok Commercial Asset Management PCL (Foreign)	18,238,943	9,157
[1]	VGI PCL (Foreign)	53,607,568	9,070
	Dohome PCL (Foreign)	10,724,800	8,132
	Chularat Hospital PCL (Foreign)	63,234,415	8,121
[1]	Thoresen Thai Agencies PCL (Foreign)	16,560,670	7,922
	Thailand Future Fund	34,350,415	7,840
	TQM Corp. PCL (Foreign)	2,293,800	7,819
	CK Power PCL (Foreign)	42,674,145	7,676
	Amata Corp. PCL (Foreign)	13,643,071	7,563
[1]	CH Karnchang PCL (Foreign)	12,627,643	7,036
*,1	Central Plaza Hotel PCL (Foreign)	7,852,373	6,822
	AP Thailand PCL (Foreign)	27,764,645	6,681
[1]	TOA Paint Thailand PCL (Foreign)	5,962,418	6,534
	WHA Premium Growth Freehold & Leasehold REIT	15,663,149	6,433
	AEON Thana Sinsap Thailand PCL (Foreign)	1,202,127	6,231
	Kerry Express Thailand PCL (Foreign)	4,860,200	5,957
	Gunkul Engineering PCL (Foreign)	41,897,428	5,918
	Tipco Asphalt PCL (Foreign)	9,870,264	5,679
*	BEC World PCL (Foreign)	14,132,124	5,642
	JMT Network Services PCL (Foreign)	4,449,821	5,494
*	Precious Shipping PCL (Foreign)	7,695,352	5,465
[1]	TTW PCL (Foreign)	15,420,645	5,444
[1]	Sino-Thai Engineering & Construction PCL (Foreign)	13,904,642	5,168
	IMPACT Growth REIT	9,171,286	5,163
[1]	Mega Lifesciences PCL (Foreign)	4,195,100	5,078
	TPI Polene PCL (Foreign)	98,154,343	4,989
[1]	Jasmine International PCL (Foreign)	52,084,878	4,692
	Quality Houses PCL (Foreign)	67,350,088	4,509
	Siam City Cement PCL (Foreign)	895,149	4,400
*	BTS Rail Mass Transit Growth Infrastructure Fund	32,054,557	4,373
	Bangkok Land PCL (Foreign)	129,515,195	4,098
	Thai Vegetable Oil PCL (Foreign)	4,274,991	4,093
*	Major Cineplex Group PCL (Foreign)	6,800,679	4,038
	Super Energy Corp. PCL (Foreign)	143,762,866	3,982
	PTG Energy PCL (Foreign)	8,263,777	3,949
	BCPG PCL (Foreign)	8,752,272	3,891
*	Star Petroleum Refining PCL (Foreign)	14,983,109	3,828

		Shares	Market Value ($000)
*	MBK PCL (Foreign)	9,950,605	3,817
	Sansiri PCL (Foreign)	106,650,611	3,806
	TPI Polene Power PCL (Foreign)	28,372,012	3,798
	North Bangkok Power Plant Block 1 Infrastructure Fund - EGAT	10,095,586	3,750
[1]	Plan B Media PCL (Foreign)	22,848,853	3,658
[1]	Banpu Power PCL (Foreign)	6,863,437	3,634
	Workpoint Entertainment PCL (Foreign)	6,072,253	3,548
*,1	Esso Thailand PCL (Foreign)	14,573,546	3,236
	Bangkok Life Assurance PCL (Foreign)	4,107,580	3,187
	Ratchthani Leasing PCL (Foreign)	20,949,094	2,960
*	Italian-Thai Development PCL (Foreign)	45,726,183	2,785
	Thaifoods Group PCL (Foreign)	18,093,804	2,533
	Origin Property PCL (Foreign)	9,501,381	2,507
	Pruksa Holding PCL (Foreign)	6,478,484	2,484
[1]	GFPT PCL (Foreign)	6,327,295	2,447
	Siam Makro PCL (Foreign)	2,150,700	2,373
	Thaicom PCL (Foreign)	7,148,478	2,306
*	Pruksa Real Estate PCL (Foreign)	7,721,100	2,220
	Regional Container Lines PCL	1,187,500	2,080
*	Bangkok Airways PCL (Foreign)	6,876,393	2,040
	MK Restaurants Group PCL (Foreign)	1,327,640	1,991
	SPCG PCL (Foreign)	3,273,834	1,733
[1]	LPN Development PCL (Foreign)	10,328,989	1,534
[1]	Taokaenoi Food & Marketing PCL (Foreign)	7,071,393	1,475
*,1,2	Thai Airways International PCL (Foreign)	13,550,615	1,369
*	Samart Corp. PCL (Foreign)	5,775,730	1,212
*,1	Unique Engineering & Construction PCL (Foreign)	6,186,075	1,148
*	U City PCL (Foreign)	39,113,465	1,083
	Univentures PCL (Foreign)	8,513,675	988
	Jay Mart PCL	812,800	830
	Bangkok Life Assurance PCL NVDR	674,825	524
*,2	Inter Far East Energy Corp.	5,655,044	60
	Thonburi Healthcare Group PCL (Foreign)	51,800	48
*	Minor International PCL Warrants Exp. 9/30/21	3,024,402	38
*,1,2	Group Lease PCL (Foreign)	62,100	1
*	BCPG PCL Warrants Exp. 11/13/23	1	—
*	Samart Corp. PCL Warrants Exp. 5/17/24	1	—
*	Minor International PCL Warrants Exp. 5/5/23	1	—
*	BTS Group Holdings PCL Warrants Exp. 12/31/25	38,477,230	—
			2,474,223
Turkey (0.1%)
	BIM Birlesik Magazalar A/S	5,684,699	42,785
	Eregli Demir ve Celik Fabrikalari TAS	17,156,383	40,757
	Turkcell Iletisim Hizmetleri A/S	14,844,151	27,153
	KOC Holding A/S	10,906,489	26,610
	Turkiye Garanti Bankasi A/S	26,048,461	26,296
	Akbank TAS	33,494,352	20,922
*	Turkiye Petrol Rafinerileri A/S	1,591,779	17,727
	Ford Otomotiv Sanayi A/S	836,820	17,138
	Turkiye Sise ve Cam Fabrikalari A/S	15,709,936	14,151
	Aselsan Elektronik Sanayi ve Ticaret A/S	7,458,311	13,716
	Haci Omer Sabanci Holding A/S	11,262,540	12,660

		Shares	Market Value ($000)
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S	13,147,729	12,249
	Turkiye Is Bankasi A/S Class C	19,289,814	12,072
*	Turk Hava Yollari AO	6,590,843	9,948
	Enka Insaat ve Sanayi A/S	8,702,748	9,584
	Coca-Cola Icecek A/S	926,263	9,315
*	Petkim Petrokimya Holding A/S	13,789,214	9,288
	Arcelik A/S	2,215,924	8,681
*	Koza Altin Isletmeleri A/S	627,714	7,769
*	Sasa Polyester Sanayi A/S	2,253,283	7,699
	Tofas Turk Otomobil Fabrikasi A/S	1,846,464	7,177
	Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	29,704,750	6,438
*	Gubre Fabrikalari TAS	1,035,618	6,140
	Anadolu Efes Biracilik ve Malt Sanayii A/S Class B	2,295,420	6,053
	Turk Telekomunikasyon A/S	7,194,669	5,578
*	Aksa Enerji Uretim A/S Class B	3,645,461	5,511
	Yapi ve Kredi Bankasi A/S	18,864,962	5,349
	Ulker Biskuvi Sanayi A/S	2,218,184	5,251
*	Bera Holding A/S	3,852,106	5,058
	Logo Yazilim Sanayi ve Ticaret A/S	1,132,258	4,861
*	Hektas Ticaret TAS	4,812,332	4,594
*	TAV Havalimanlari Holding A/S	1,714,098	4,587
[3]	Enerjisa Enerji A/S	3,690,857	4,469
	Sok Marketler Ticaret A/S	3,066,895	4,170
	AG Anadolu Grubu Holding A/S	1,496,917	4,161
	Dogan Sirketler Grubu Holding A/S	13,287,374	4,130
*	Migros Ticaret A/S	1,020,116	4,128
*	Koza Anadolu Metal Madencilik Isletmeleri A/S	2,330,265	3,752
	Vestel Elektronik Sanayi ve Ticaret A/S	1,035,683	3,677
*	Turkiye Halk Bankasi A/S	6,737,771	3,673
*	Pegasus Hava Tasimaciligi A/S	426,134	3,567
	Tekfen Holding A/S	2,017,020	3,404
*	Turkiye Vakiflar Bankasi TAO	8,111,189	3,332
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A/S	2,101,101	3,049
	Iskenderun Demir ve Celik A/S	2,043,156	3,001
	Otokar Otomotiv ve Savunma Sanayi A/S	86,367	2,995
*	Oyak Cimento Fabrikalari A/S	3,884,951	2,972
	Turk Traktor ve Ziraat Makineleri A/S	145,571	2,943
	Yatas Yatak ve Yorgan Sanayi ve Ticaret A/S	1,871,210	2,943
	Aksa Akrilik Kimya Sanayii A/S	1,435,187	2,779
	Nuh Cimento Sanayi A/S	604,862	2,750
[3]	Mavi Giyim Sanayi ve Ticaret A/S Class B	429,855	2,730
*,3	MLP Saglik Hizmetleri A/S Class B	990,214	2,644
	Alarko Holding A/S	2,250,473	2,521
	Kervan Gida Sanayi ve Ticaret A/S Class B	1,235,451	2,381
	Turkiye Sinai Kalkinma Bankasi A/S	15,856,119	2,359
	Is Yatirim Menkul Degerler A/S	1,322,045	2,132
*	Torunlar Gayrimenkul Yatirim Ortakligi A/S	4,970,277	2,093
*	Kordsa Teknik Tekstil A/S	731,090	2,028
*	Ipek Dogal Enerji Kaynaklari Arastirma ve Uretim A/S	1,320,007	1,828
	EGE Endustri ve Ticaret A/S	11,937	1,807
*	Is Gayrimenkul Yatirim Ortakligi A/S	8,148,248	1,805
	Tat Gida Sanayi A/S	1,684,103	1,744

		Shares	Market Value ($000)
	Aksigorta A/S	1,680,572	1,594
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A/S	2,113,713	1,469
*	Cimsa Cimento Sanayi ve Ticaret A/S	479,414	1,366
	Kartonsan Karton Sanayi ve Ticaret A/S	212,792	1,309
*	NET Holding A/S	2,719,477	1,279
*	Sekerbank Turk A/S	9,846,869	1,213
	Aygaz A/S	686,789	1,183
*	Zorlu Enerji Elektrik Uretim A/S	5,511,289	1,161
*	Albaraka Turk Katilim Bankasi A/S	6,415,488	1,143
	Dogus Otomotiv Servis ve Ticaret A/S	348,954	1,057
	Brisa Bridgestone Sabanci Sanayi ve Ticaret A/S	377,068	1,045
	Polisan Holding A/S	2,589,101	846
*	Konya Cimento Sanayii A/S	7,470	790
	Akcansa Cimento A/S	345,555	597
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class A	230,689	195
*,2	Asya Katilim Bankasi A/S	6,861,580	—
			521,331
United Arab Emirates (0.2%)
	First Abu Dhabi Bank PJSC	56,065,982	252,938
[2]	Emirates Telecommunications Group Co. PJSC	22,523,289	140,033
	Emirates NBD Bank PJSC	32,426,664	118,426
	Abu Dhabi Commercial Bank PJSC	36,728,551	70,068
	Aldar Properties PJSC	49,538,405	53,468
	Emaar Properties PJSC	45,670,492	49,367
	Dubai Islamic Bank PJSC	24,736,090	32,522
	Abu Dhabi Islamic Bank PJSC	12,959,565	19,497
*	Emaar Malls PJSC	25,167,293	12,994
*	Air Arabia PJSC	34,150,180	12,606
	Dubai Investments PJSC	24,828,947	11,495
*	Emaar Development PJSC	9,421,794	9,610
	Dana Gas PJSC	35,294,790	8,466
	GFH Financial Group BSC	39,923,138	8,123
*	DAMAC Properties Dubai Co. PJSC	19,769,500	6,601
*	Dubai Financial Market PJSC	19,976,542	5,957
	Orascom Construction plc	572,830	2,824
*	RAK Properties PJSC	12,918,034	2,448
*	Union Properties PJSC	27,400,380	1,837
*,2	Arabtec Holding PJSC	11,126,461	1,605
*	Deyaar Development PJSC	15,985,992	1,261
*,2	Drake & Scull International PJSC	7,671,678	773
			822,919
United Kingdom (9.6%)
	AstraZeneca plc	19,681,828	2,261,637
	Unilever plc	33,271,365	1,916,508
	Diageo plc	29,231,168	1,449,464
	HSBC Holdings plc	260,463,536	1,437,809
	GlaxoSmithKline plc	63,030,743	1,244,468
	Rio Tinto plc	13,853,063	1,176,684
	British American Tobacco plc	29,101,624	1,082,359
	Royal Dutch Shell plc Class A	52,159,963	1,048,464
	BP plc	253,604,506	1,017,974
	Royal Dutch Shell plc Class B	47,375,435	936,099
	BHP Group plc	26,500,584	857,992
	RELX plc	23,685,434	696,216

		Shares	Market Value ($000)
	Anglo American plc	15,673,186	694,541
*	Glencore plc	153,425,877	689,059
	Prudential plc	33,359,467	626,452
	Reckitt Benckiser Group plc	8,076,516	617,851
	National Grid plc	45,234,703	578,376
	Vodafone Group plc	357,415,192	574,706
	Lloyds Banking Group plc	902,459,750	570,596
	Barclays plc	215,925,297	522,340
	Experian plc	11,648,490	512,834
	CRH plc	9,719,078	485,751
	London Stock Exchange Group plc	4,628,108	482,579
*	Compass Group plc	22,681,565	479,259
	Ashtead Group plc	5,696,051	426,232
	Ferguson plc	2,855,787	400,350
*	Flutter Entertainment plc	2,106,761	359,798
	BAE Systems plc	41,210,802	330,409
	Tesco plc	97,013,685	314,072
	Legal & General Group plc	75,689,354	274,182
	Aviva plc	50,239,936	269,821
*	BT Group plc	111,219,247	267,898
[1]	SSE plc	13,294,747	266,553
	Segro plc	15,500,458	262,023
	Imperial Brands plc	12,050,915	258,014
	Smith & Nephew plc	11,243,359	229,441
	3i Group plc	12,149,689	215,939
	Croda International plc	1,720,919	201,453
	Spirax-Sarco Engineering plc	941,103	196,077
	Standard Chartered plc	32,681,248	195,918
	Halma plc	4,855,814	194,917
	WPP plc	14,910,092	192,833
	Natwest Group plc	66,926,075	187,843
	Rentokil Initial plc	23,674,910	186,499
*	Entain plc	7,386,577	186,262
	Smurfit Kappa Group plc	3,285,046	184,310
*	Next plc	1,620,006	177,461
	Mondi plc	6,205,416	172,037
	Persimmon plc	4,019,570	162,140
*	Ocado Group plc	6,203,386	159,846
	Bunzl plc	4,296,556	159,175
*	InterContinental Hotels Group plc	2,330,825	153,936
*,3	Just Eat Takeaway.com NV (XLON)	1,698,125	150,361
	St. James's Place plc	6,784,654	149,479
	Intertek Group plc	2,065,852	148,010
	Burberry Group plc	5,123,703	146,966
	Kingfisher plc	26,936,496	138,357
	Melrose Industries plc	61,317,416	136,264
	Sage Group plc	13,799,008	134,504
*	Rolls-Royce Holdings plc	95,053,397	131,280
*	Informa plc	18,978,599	130,408
	United Utilities Group plc	8,741,110	130,151
	Admiral Group plc	2,694,445	127,282
	Barratt Developments plc	12,783,426	124,928
	Associated British Foods plc	4,447,647	123,675
	Severn Trent plc	3,083,900	119,876
	Pearson plc	9,589,451	115,557
	Smiths Group plc	5,094,604	110,076
	Hargreaves Lansdown plc	4,833,159	109,620
*,3	Auto Trader Group plc	12,019,837	108,902

		Shares	Market Value ($000)
	Abrdn plc	27,522,180	108,573
*	Whitbread plc	2,566,332	108,468
	Rightmove plc	11,105,317	108,326
	Intermediate Capital Group plc	3,557,111	107,195
	DCC plc	1,266,426	106,029
	Wm Morrison Supermarkets plc	28,196,836	104,796
	Taylor Wimpey plc	45,777,949	104,661
	M&G plc	33,173,687	103,875
	Johnson Matthey plc	2,432,420	100,542
	Polymetal International plc	4,513,415	98,074
	Berkeley Group Holdings plc	1,454,633	97,937
	DS Smith plc	16,344,083	96,011
	Land Securities Group plc	9,591,574	94,404
*	Coca-Cola HBC AG	2,495,513	94,238
	Dechra Pharmaceuticals plc	1,341,169	92,617
	Antofagasta plc	4,416,483	91,701
	Howden Joinery Group plc	7,272,597	90,628
	British Land Co. plc	12,360,041	87,508
	B&M European Value Retail SA	11,348,168	87,186
	Electrocomponents plc	6,039,888	85,330
	IMI plc	3,466,993	84,820
	AVEVA Group plc	1,511,321	82,461
	Royal Mail plc	11,765,001	82,430
	J Sainsbury plc	20,850,257	82,105
*	Weir Group plc	3,327,076	80,118
	Hikma Pharmaceuticals plc	2,160,646	79,450
	JD Sports Fashion plc	6,267,198	78,091
	Phoenix Group Holdings plc	8,164,200	76,938
	Spectris plc	1,518,441	75,370
	Direct Line Insurance Group plc	17,951,356	74,206
*	ITV plc	47,355,991	73,636
	Schroders plc	1,440,310	73,145
	Bellway plc	1,557,072	71,092
	Derwent London plc	1,375,345	69,348
	Future plc	1,444,190	69,185
	UNITE Group plc	4,262,134	68,599
*	Travis Perkins plc	2,898,817	68,563
[3]	ConvaTec Group plc	20,692,827	68,137
	Tritax Big Box REIT plc	23,156,930	67,747
	Games Workshop Group plc	425,111	67,163
*	Meggitt plc	9,982,293	65,057
	Genus plc	844,980	64,747
*	THG plc	7,889,983	64,236
	Diploma plc	1,559,501	64,063
	Evraz plc	7,399,590	63,221
	Pennon Group plc	3,562,293	63,211
	Tate & Lyle plc	6,073,221	62,304
	Inchcape plc	4,975,385	58,768
	IG Group Holdings plc	4,688,070	58,079
	Rotork plc	11,517,703	57,758
[3]	Avast plc	7,084,262	57,090
*,3	Just Eat Takeaway.com NV (XAMS)	597,587	53,066
*	Hiscox Ltd.	4,285,162	52,036
	Man Group plc	18,841,274	51,738
[3]	Quilter plc	22,915,034	51,081
	Grafton Group plc	2,806,538	50,070
*	Greggs plc	1,282,816	49,155
	UDG Healthcare plc	3,239,758	48,520

		Shares	Market Value ($000)
*,3	Countryside Properties plc	6,618,037	48,364
*	Centrica plc	75,683,348	47,758
*	Marks & Spencer Group plc	24,977,575	47,021
	Vistry Group plc	2,818,203	46,707
	Britvic plc	3,426,279	46,343
	HomeServe plc	3,521,575	45,691
	Close Brothers Group plc	2,057,228	44,097
*,1	TUI AG	9,356,960	43,932
	Softcat plc	1,614,146	43,378
	Safestore Holdings plc	2,908,738	42,680
*	Beazley plc	7,726,752	42,061
	Big Yellow Group plc	2,086,407	42,054
*	Hays plc	20,167,835	41,459
	Ultra Electronics Holdings plc	937,030	41,261
*	IWG plc	9,229,206	40,210
	Pets at Home Group plc	6,087,920	39,552
	Victrex plc	1,071,966	39,532
	LondonMetric Property plc	11,419,200	39,450
*,3	Watches of Switzerland Group plc	2,763,918	38,657
	Great Portland Estates plc	3,651,004	38,641
	Cranswick plc	687,238	38,614
	Primary Health Properties plc	16,749,961	38,104
	Balfour Beatty plc	8,922,678	37,576
	Aggreko plc	3,047,878	36,798
*	SSP Group plc	10,055,718	36,466
	Investec plc	9,458,780	35,935
*	WH Smith plc	1,571,838	35,451
*	Pagegroup plc	4,136,457	35,337
	Grainger plc	8,371,029	35,206
	Domino's Pizza Group plc	6,042,201	35,206
	Assura plc	32,303,377	35,065
[3]	John Laing Group plc	6,275,401	34,947
	QinetiQ Group plc	7,386,531	33,770
*	Carnival plc	1,668,012	33,016
	Computacenter plc	871,073	32,928
*	easyJet plc	2,801,525	32,873
*	International Consolidated Airlines Group SA	14,060,495	32,748
*,3	Wizz Air Holdings plc	474,054	32,584
*	Ascential plc	5,290,967	31,816
	Synthomer plc	4,301,564	31,639
	OSB Group plc	4,703,607	31,627
	Ashmore Group plc	5,955,234	31,449
*	Dr. Martens plc	5,199,085	31,330
	Renishaw plc	437,262	31,104
	Serco Group plc	15,395,971	30,268
	Bodycote plc	2,300,251	28,847
	Drax Group plc	5,118,231	28,617
	Shaftesbury plc	3,431,452	28,128
	Lancashire Holdings Ltd.	3,173,626	28,086
	Spirent Communications plc	7,885,088	27,838
	Fresnillo plc	2,439,774	27,756
*,3	Trainline plc	5,882,323	27,733
*,3	Network International Holdings plc	5,818,751	27,553
	TP ICAP Group plc	10,074,261	27,390
[1]	Hammerson plc	51,849,167	26,599
	Dunelm Group plc	1,418,921	26,144
	Plus500 Ltd.	1,341,085	26,099

		Shares	Market Value ($000)
	Redrow plc	2,919,300	26,082
	Savills plc	1,627,491	25,993
	Marshalls plc	2,554,387	25,911
*	John Wood Group plc	8,550,318	25,900
	Ferrexpo plc	3,863,933	25,827
*	National Express Group plc	6,737,618	25,462
	Paragon Banking Group plc	3,168,296	24,323
	Moneysupermarket.com Group plc	6,825,367	24,089
*	Capital & Counties Properties plc	10,123,880	24,010
*,1,3	Aston Martin Lagonda Global Holdings plc	860,452	23,324
*	Dixons Carphone plc	12,935,604	23,203
	Sanne Group plc	1,910,195	22,387
	Hill & Smith Holdings plc	974,483	22,000
	Centamin plc	14,368,868	21,386
	Jupiter Fund Management plc	5,590,905	21,012
	Micro Focus International plc	3,736,932	20,821
	Genuit Group plc	2,338,525	20,760
	Vesuvius plc	2,786,227	20,668
*	Playtech plc	3,955,031	20,333
*	Indivior plc	8,865,926	20,327
*	Frasers Group plc	2,393,677	20,056
*	Mediclinic International plc	5,158,798	19,969
*	Crest Nicholson Holdings plc	3,418,503	19,689
	Redde Northgate plc	3,292,454	19,356
	Workspace Group plc	1,601,610	19,184
	Morgan Advanced Materials plc	3,579,709	19,141
	Oxford Instruments plc	567,347	19,024
	IntegraFin Holdings plc	2,537,207	18,710
	AJ Bell plc	3,177,597	18,552
	888 Holdings plc	3,422,162	17,673
	Kainos Group plc	713,353	17,124
*	Just Group plc	12,285,111	17,027
	St. Modwen Properties plc	2,182,143	16,937
	Rathbone Brothers plc	649,376	16,919
	Coats Group plc	17,208,416	16,763
	Brewin Dolphin Holdings plc	3,361,063	16,753
*	Firstgroup plc	14,546,692	16,689
	RHI Magnesita NV	307,866	16,539
*	J D Wetherspoon plc	1,024,950	16,159
*	C&C Group plc	4,910,023	16,136
[3]	Ibstock plc	5,342,795	15,875
	Vectura Group plc	7,456,066	15,721
	Sirius Real Estate Ltd.	9,378,703	15,499
	Chemring Group plc	3,549,943	15,157
[3]	Airtel Africa plc	11,749,530	14,522
*	Mitie Group plc	16,305,068	14,363
	FDM Group Holdings plc	867,035	14,272
*	Elementis plc	6,975,355	13,809
*	Provident Financial plc	3,508,094	13,809
	NCC Group plc	3,107,067	13,585
	Hilton Food Group plc	801,894	12,704
	CRH plc (XLON)	253,263	12,667
*	Mitchells & Butlers plc	3,234,580	12,537
	Euromoney Institutional Investor plc	869,992	12,295
	Essentra plc	3,060,880	12,060
*,1	Energean plc	1,337,606	12,046
*	Restaurant Group plc	7,521,748	11,998

		Shares	Market Value ($000)
*	Halfords Group plc	2,405,241	11,888
	Avon Protection plc	314,299	11,858
*	Babcock International Group plc	3,324,107	11,814
*,1	Greencore Group plc	6,392,304	11,584
*	AO World plc	3,645,143	11,408
*,1	Cineworld Group plc	12,790,027	11,282
*,3	Spire Healthcare Group plc	3,644,454	11,236
*,1	Tullow Oil plc	18,023,231	11,233
*	Wickes Group plc	3,206,547	11,200
[3]	TI Fluid Systems plc Class B	2,529,814	10,896
	Keller Group plc	884,934	10,833
*	Senior plc	4,812,572	10,828
	Cairn Energy plc	6,070,863	10,764
	Clarkson plc	239,972	10,757
*,1	Petropavlovsk plc	35,628,066	10,613
	Telecom Plus plc	714,466	10,175
*	Capita plc	20,764,396	10,173
*,3	Equiniti Group plc	4,022,038	10,005
*	Bank of Georgia Group plc	476,193	9,927
	XP Power Ltd.	135,627	9,689
	UK Commercial Property REIT Ltd.	8,160,131	9,199
*	Marston's plc	7,395,915	8,614
*	Moonpig Group plc	1,651,186	8,562
	Hochschild Mining plc	3,956,897	8,477
[3]	CMC Markets plc	1,347,725	8,401
	PZ Cussons plc	2,328,249	8,125
	BMO Commercial Property Trust Ltd.	6,168,808	8,018
*	AG Barr plc	972,540	7,769
	Helical plc	1,213,818	7,665
*	Go-Ahead Group plc	533,209	7,626
	Picton Property Income Ltd.	5,540,567	7,087
*	PureTech Health plc	1,539,252	6,882
*	TBC Bank Group plc	407,932	6,878
*	SIG plc	8,841,484	5,598
	Devro plc	1,694,783	5,223
*	Stagecoach Group plc	4,736,830	4,918
*,1	Petrofac Ltd.	3,405,318	4,886
	Hunting plc	1,591,234	4,640
*	Rank Group plc	1,908,340	4,362
	CLS Holdings plc	1,107,662	3,911
[3]	ContourGlobal plc	1,267,347	3,455
*,3	Funding Circle Holdings plc	1,525,009	2,946
[1]	Micro Focus International plc ADR	506,914	2,808
[3]	Bakkavor Group plc	1,559,303	2,735
	RHI Magnesita NV	48,833	2,573
[3]	Alfa Financial Software Holdings plc	1,159,433	2,322
*	Auction Technology Group plc	114,831	2,171
	Liontrust Asset Management plc	69,779	2,030
*	Oxford Biomedica plc	106,808	1,977
*,3	Biffa plc	355,990	1,768
*	Helios Towers plc	345,569	787
	Morgan Sindall Group plc	19,617	638
*,2,3	Finablr plc	3,002,811	460
*,1,2	Intu Properties plc	14,406,415	356
*,1,2	NMC Health plc	1,316,787	—

			Shares	Market Value ($000)
*,1,2	Afren plc		7,677,368	—
				38,854,718
Total Common Stocks (Cost $313,635,400)				400,920,342
		Coupon
Temporary Cash Investments (2.3%)
Money Market Fund (2.3%)
[6,7]	Vanguard Market Liquidity Fund (Cost $9,236,150)	0.064%	92,366,741	9,236,674
Total Investments (100.8%) (Cost $322,871,550)				410,157,016
Other Assets and Liabilities—Net (-0.8%)				(3,378,627)
Net Assets (100%)				406,778,389
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $4,769,054,000.
2	Security value determined using significant unobservable inputs.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2021, the aggregate value was $13,325,778,000, representing 3.3% of net assets.
4	“Other” represents securities that are not classified by the fund’s benchmark index.
5	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
6	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
7	Collateral of $5,188,153,000 was received for securities on loan.
ADR—American Depositary Receipt.
FDR—Fiduciary Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depositary Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Euro Stoxx 50 Index	September 2021	32,166	1,559,855	(5,022)
FTSE 100 Index	September 2021	6,752	653,825	(6,947)
MSCI Emerging Market Index	September 2021	17,959	1,147,310	(68,110)
S&P ASX 200 Index	September 2021	3,637	487,095	1,459
S&P TSX 60 Index	September 2021	2,973	577,824	8,507
Topix Index	September 2021	6,083	1,056,298	(27,842)
				(97,955)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Standard Chartered Bank	9/15/21	AUD	347,670	USD	269,087	—	(13,893)
Toronto-Dominion Bank	9/15/21	CAD	501,546	USD	412,443	—	(10,442)
Bank of Montreal	9/15/21	EUR	928,381	USD	1,128,389	—	(26,136)
Citibank, N.A.	9/15/21	GBP	264,319	USD	374,304	—	(6,861)
Barclays Bank plc	9/15/21	GBP	68,810	USD	94,985	672	—
Citibank, N.A.	9/15/21	INR	11,848,941	USD	160,240	—	(1,696)
BNP Paribas	9/15/21	INR	11,848,941	USD	160,218	—	(1,675)
BNP Paribas	9/15/21	JPY	49,676,032	USD	453,445	—	(476)
Morgan Stanley Capital Services LLC	9/15/21	JPY	14,732,951	USD	132,681	1,661	—
UBS AG	9/15/21	JPY	13,897,541	USD	126,017	707	—
BNP Paribas	9/15/21	JPY	10,000,000	USD	90,529	656	—
Bank of America, N.A.	9/15/21	JPY	10,000,000	USD	90,169	1,016	—
UBS AG	9/15/21	USD	453,472	CHF	406,495	4,218	—
Royal Bank of Canada	9/15/21	USD	243,269	HKD	1,889,059	158	—
Citibank, N.A.	9/15/21	USD	78,265	KRW	87,262,181	2,455	—
						11,543	(61,179)
AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
INR—Indian rupee.
JPY—Japanese yen.
KRW—Korean won.
USD—U.S. dollar.

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
FTSE China A Stock Connect CNY All Cap Index	6/17/22	JPMC	270,256	4.150	—	(17,510)
1	Based on 1M USD London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month.
JPMC—JPMorgan Chase Bank, N.A.
At July 31, 2021, the counterparties had deposited in segregated accounts securities with a value of $6,349,000 and cash of $2,340,000 in connection with open forward currency contracts and over-the-counter swap contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.

F.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of July 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	36,973,781	911,410	—	37,885,191
Common Stocks—Other	6,003,033	356,600,564	431,554	363,035,151
Temporary Cash Investments	9,236,674	—	—	9,236,674
Total	52,213,488	357,511,974	431,554	410,157,016

Derivative Financial Instruments
Assets
Futures Contracts[1]	9,966	—	—	9,966
Forward Currency Contracts	—	11,543	—	11,543
Total	9,966	11,543	—	21,509
Liabilities
Futures Contracts[1]	107,921	—	—	107,921
Forward Currency Contracts	—	61,179	—	61,179
Swap Contracts	—	17,510	—	17,510
Total	107,921	78,689	—	186,610
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.
G.  Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:
		Current Period Transactions
	Oct. 31, 2020 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jul. 31, 2021 Market Value ($000)
Vanguard FTSE Emerging Markets ETF	690,416	—	—	—	115,044	10,237	—	805,460
Vanguard Market Liquidity Fund	6,578,015	NA1	NA1	368	(368)	1,516	—	9,236,674
Total	7,268,431			368	114,676	11,753	—	10,042,134
1	Not applicable—purchases and sales are for temporary cash investment purposes.